                              AMERICAN

                                           SKANDIA
                                                    TRUST

                              -----------------------------------------------
                                             SEMIANNUAL REPORT

                              -----------------------------------------------

                                               JUNE 30, 1997
                                                (UNAUDITED)

                             AMERICAN SKANDIA TRUST
                            SCHEDULES OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)

                   AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
                    LORD ABBETT GROWTH AND INCOME PORTFOLIO
                            JANCAP GROWTH PORTFOLIO
                           AST MONEY MARKET PORTFOLIO
                       FEDERATED UTILITY INCOME PORTFOLIO
                         AST PUTNAM BALANCED PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                    T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                       PIMCO TOTAL RETURN BOND PORTFOLIO
                        INVESCO EQUITY INCOME PORTFOLIO
                    FOUNDERS CAPITAL APPRECIATION PORTFOLIO
                  T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                   T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
                        BERGER CAPITAL GROWTH PORTFOLIO
                          FOUNDERS PASSPORT PORTFOLIO
                   T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                     PIMCO LIMITED MATURITY BOND PORTFOLIO
                  ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO
                      AST JANUS OVERSEAS GROWTH PORTFOLIO
                   AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO
                 TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
                TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
                  T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO

AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                      ----------  -------------
FOREIGN STOCK -- 96.5%
AUSTRALIA -- 1.5%
    QBE Insurance Group Ltd. ........    614,613  $   3,717,605
    Westpac Banking Corp. Ltd. ......    375,100      2,260,356
                                                   ------------
                                                      5,977,961
                                                   ------------
AUSTRIA -- 1.0%
    VA Technologie AG................     23,000      4,207,511
                                                   ------------
BRAZIL -- 0.7%
    Unibanco Holdings SA Sponsored
      [GDR]*.........................     73,500      2,728,687
                                                   ------------
CANADA -- 6.1%
    Bank of Nova Scotia..............    150,700      6,602,469
    CAE, Inc. .......................    254,700      2,010,450
    Magna International, Inc. Cl-A...     73,500      4,423,781
    National Bank of Canada..........    325,541      4,078,398
    Newbridge Networks Corp.*........     21,000        900,282
    Northern Telecom Ltd. ...........     73,900      6,649,341
                                                   ------------
                                                     24,664,721
                                                   ------------
FINLAND -- 1.1%
    Nokia AB Cl-A....................     57,800      4,323,798
                                                   ------------
FRANCE -- 12.5%
    Compagnie Generale des Eaux......     46,289      5,930,650
    Compagnie Generale des Eaux
      Warrants*......................     18,820         11,272
    Credit Local de France...........     30,300      2,948,955
    Lafarge SA.......................     76,300      4,745,057
    Michelin C.G.D.E. Cl-B...........     85,500      5,133,899
    Scor SA..........................     88,000      3,542,639
    SGS-Thomson Microelectronics*....     68,400      5,400,122
    Societe Generale.................     49,334      5,506,551
    Societe Nationale Elf Aquitaine
      SA.............................     50,576      5,455,861
    Societe Television Francaise.....     45,100      4,028,704
    Total SA Cl-B....................     77,200      7,802,491
                                                   ------------
                                                     50,506,201
                                                   ------------
GERMANY -- 8.2%
    Altana AG........................      5,930      6,358,064
    Bayer AG.........................    148,738      5,730,860
    Bayerische Motoren Werke AG......      7,500      6,183,705
    Deutsche Telekom AG..............    251,000      6,166,705
    Siemans AG.......................     82,500      4,940,729
    Veba AG..........................     68,000      3,840,376
                                                   ------------
                                                     33,220,439
                                                   ------------
HONG KONG -- 3.8%
    Dao Heng Bank Group Ltd. ........    352,500      1,929,313
    First Pacific Co. Ltd. ..........  2,496,000      3,189,756
    Guoco Group Ltd. ................    347,000      1,827,542
    HSBC Holdings PLC................    148,703      4,472,530
    Hutchison Whampoa Ltd. ..........    484,000      4,185,986
                                                   ------------
                                                     15,605,127
                                                   ------------
IRELAND -- 3.2%
    Allied Irish Banks PLC...........    514,748      3,953,156
    Bank of Ireland PLC..............    369,100      4,051,438
    CRH PLC..........................    479,700      5,025,774
                                                   ------------
                                                     13,030,368
                                                   ------------

ITALY -- 1.7%
    Ente Nazionale Idrocarburi SPA...  1,233,700      6,984,919
                                                   ------------
JAPAN -- 16.6%
    Canon, Inc. .....................    279,000      7,595,812
    Circle K Japan Co. Ltd. .........     64,520      3,704,551
    Fuji Photo Film Co. .............    118,900      4,782,976
    Hirose Electric Ltd. ............     30,000      2,057,592
    Kao Corp. .......................    347,000      4,814,398
    Keyence Corp. ...................     28,690      4,255,934
    Matsushita Electric Works........    339,000      3,845,550
    NEC Corp. .......................    458,000      6,394,415
    Promise Co. Ltd. ................     12,000        686,911
    Rohm Co. ........................     40,000      4,118,674
    Sankyo Co. Ltd. .................    130,000      4,367,365
    Santen Pharmaceutical Ltd. ......      9,700        195,524
    Shin-Etsu Chemical Co. ..........    156,000      4,138,220
    Sony Corp. ......................     91,200      7,950,157
    Taisho Pharmaceutical Co.
      Ltd. ..........................     72,000      1,941,361
    TDK Corp. .......................     28,000      2,054,799
    Tokyo Electron Ltd. .............     94,000      4,494,939
                                                   ------------
                                                     67,399,178
                                                   ------------
MALAYSIA -- 0.5%
    Malaysian Assurance Alliance
      Berhad.........................    338,800      1,973,358
                                                   ------------
MEXICO -- 1.9%
    ALFA SA de CV....................     52,500        358,150
    Cemex SA de CV...................    774,300      3,313,556
    Fomento Economico Mexicano SA de
      CV Cl-B........................    273,500      1,628,263
    Panamerican Beverages, Inc.
      Cl-A...........................     67,100      2,205,913
                                                   ------------
                                                      7,505,882
                                                   ------------
NETHERLANDS -- 8.8%
    ABN AMRO Bank NV.................    186,684      3,480,178
    Akzo Nobel NV....................     32,226      4,415,420
    Gucci Group NV...................     41,300      2,658,688
    ING Groep NV.....................    142,524      6,569,766
    KLM Royal Dutch Airlines NV......    118,925      3,664,729
    Philips Electronics NV...........    106,900      7,655,549
    Unilever NV......................     17,900      3,767,269
    Vendex International NV..........     62,100      3,400,270
                                                   ------------
                                                     35,611,869
                                                   ------------
POLAND -- 0.1%
    Bank Handlowy W Warszawie
      144A*..........................     24,900        308,262
                                                   ------------
PORTUGAL -- 1.2%
    Banco Totta & Acores SA..........     36,400        608,183
    Electricidade de Portugal SA.....     29,200        535,825
    Portugal Telecom SA..............     90,600      3,654,471
                                                   ------------
                                                      4,798,479
                                                   ------------

AST PUTNAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                      ----------  -------------
SINGAPORE -- 0.4%
    Cycle & Carriage Ltd. ...........    151,000  $   1,563,125
                                                   ------------
SWEDEN -- 4.1%
    ABB AB Cl-A......................     16,465        231,262
    Astra AB Cl-A....................    296,659      5,530,097
    Ericsson, (L.M.) Telephone Co.
      Cl-B...........................    131,500      5,183,532
    Pharmacia & Upjohn, Inc. ........     61,200      2,067,782
    Sandvik AB Cl-B..................    130,140      3,697,925
                                                   ------------
                                                     16,710,598
                                                   ------------
SWITZERLAND -- 10.4%
    ABB AG...........................      2,500      3,783,210
    Ciba Specialty Chemicals AG*.....     65,175      6,024,805
    Georg Fischer AG.................      2,700      3,753,081
    Julius Baer Holdings AG Cl-B.....      2,870      4,392,256
    Nestle SA........................      5,110      6,739,154
    Novartis AG......................      2,572      4,110,551
    Publicitas Holdings SA...........      9,486      1,805,744
    Swiss Reinsurance Co. ...........      3,866      5,466,509
    Union Bank of Switzerland Cl-B...      5,326      6,090,400
                                                   ------------
                                                     42,165,710
                                                   ------------
UNITED KINGDOM -- 12.7%
    Avis Europe PLC 144A*............  1,913,531      4,349,731
    BAT Industries PLC...............    560,700      5,018,839
    British Petroleum Co. PLC........    324,544      4,034,573
    Burmah Castrol PLC...............    142,700      2,417,979
    General Electric Co. PLC.........    507,358      3,033,215
    Glaxo Wellcome PLC...............    221,400      4,571,866
    Molins PLC.......................     84,700        719,363
    Norwich Union PLC 144A*..........    323,300      1,720,168
    RTZ Corp. PLC....................    232,400      4,050,136
    Scottish Power PLC...............    649,400      4,228,470
    Shell Transport & Trading Co.
      PLC............................    692,700      4,723,820
    Smith Industries PLC.............    250,900      3,215,167
    Tomkins PLC......................    656,515      2,842,577
    Vodafone Group PLC...............  1,363,700      6,642,612
                                                   ------------
                                                     51,568,516
                                                   ------------
TOTAL FOREIGN STOCK (COST
  $333,257,269)......................               390,854,709
                                                   ------------
COMMON STOCK -- 1.1%
TELECOMMUNICATIONS
    MCI Communications Corp.
    (COST $4,651,451)................    121,100      4,635,859
                                                   ------------

                                          PAR
                              MATURITY   (000)       VALUE
                              ---------  ------   ------------
REPURCHASE AGREEMENTS -- 2.0%
    UBS Securities Funding,
      Inc. 5.90% dated
      06/30/97, repurchase
      price $8,142,334
      (Collateralized by
      U.S. Treasury Note,
      par value $5,532,000,
      market value
      $8,275,966 due
      02/15/15) (COST
      $8,141,000)...........  07/01/97   $8,141   $  8,141,000
                                                  ------------
TOTAL INVESTMENTS -- 99.6%
  (COST $346,049,720)..................            403,631,568
OTHER ASSETS LESS
  LIABILITIES -- 0.4%..................              1,434,762
                                                  ------------
NET ASSETS -- 100.0%...................           $405,066,330
                                                  ============

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCIPAL
                    AMOUNT        CONTRACTED                      UNREALIZED
                   COVERED         EXCHANGE      EXPIRATION      APPRECIATION
TYPE             BY CONTRACT         RATE          MONTH        (DEPRECIATION)
------------------------------------------------------------------------------
Buy      CAD     $ 1,149,362         1.3807         07/97         $       48
Buy      CHF      10,566,967         1.3940         08/97           (434,062)
Buy      DEM       1,572,980         1.6847         07/97            (49,992)
Buy      ITL       2,683,219      1,696.8100        07/97             (5,833)
Buy      JPY       8,329,629       117.0520         07/97            199,659
Buy      PTE         609,090       176.0000         07/97                (83)
                                                                   ---------
                                                                  $ (290,263)
                                                                   =========
Sell     CHF     $10,209,074         1.4430         08/97         $   74,794
Sell     DEM      13,784,669         1.7090         07/97            245,589
Sell     FRF      30,621,481         5.7381         08/97            636,448
Sell     JPY       8,934,394       123.3442         07/97           (703,551)
Sell     JPY       7,994,947       110.8200         11/97             97,019
Sell     SEK       2,632,024         7.7342         07/97             (3,463)
                                                                   ---------
                                                                  $  346,836
                                                                   =========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.6% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
COMMON STOCK -- 89.3%
AUTOMOBILE MANUFACTURERS -- 1.4%
    General Motors Corp. ..........    185,000    $ 10,302,188
                                                  ------------
CHEMICALS -- 4.1%
    Dow Chemical Co. ..............     90,000       7,841,250
    Hanna, (M.A.) Co. .............    360,000      10,372,500
    Rohm & Haas Co. ...............    130,000      11,708,125
                                                  ------------
                                                    29,921,875
                                                  ------------
CLOTHING & APPAREL -- 2.2%
    Liz Claiborne, Inc. ...........    220,000      10,257,500
    VF Corp. ......................     70,000       5,932,500
                                                  ------------
                                                    16,190,000
                                                  ------------
COMPUTER HARDWARE -- 6.5%
    EMC Corp.*.....................    140,000       5,460,000
    Hewlett-Packard Co.............    310,000      17,360,000
    International Business Machines
      Corp.........................    170,000      15,331,875
    Seagate Technology, Inc.*......    250,000       8,796,875
                                                  ------------
                                                    46,948,750
                                                  ------------
CONGLOMERATES -- 1.6%
    Minnesota Mining &
      Manufacturing Co. ...........    115,000      11,730,000
                                                  ------------
CONSUMER PRODUCTS &
  SERVICES -- 3.1%
    Fortune Brands, Inc. ..........    290,000      10,820,625
    International Flavors &
      Fragrances, Inc. ............     75,000       3,787,500
    Whirlpool Corp. ...............    140,000       7,638,750
                                                  ------------
                                                    22,246,875
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    Emerson Electric Co. ..........    240,000      13,215,000
    National Service Industries,
      Inc. ........................    180,000       8,763,750
                                                  ------------
                                                    21,978,750
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.8%
    Waste Management, Inc. ........    181,379       5,826,800
                                                  ------------
FINANCIAL-BANK & TRUST -- 7.6%
    BankAmerica Corp. .............    110,000       7,101,875
    BankBoston Corp. ..............    160,000      11,530,000
    Chase Manhattan Corp. .........    100,000       9,706,250
    Comerica, Inc. ................    100,000       6,800,000
    First Chicago NBD Corp. .......     90,000       5,445,000
    Great Western Financial
      Corp. .......................    270,000      14,512,500
                                                  ------------
                                                    55,095,625
                                                  ------------
FINANCIAL SERVICES -- 2.3%
    Morgan Stanley, Dean Witter,
      Discover & Co.*..............    220,000       9,473,750
    Providian Financial Corp.*.....    220,000       7,067,500
                                                  ------------
                                                    16,541,250
                                                  ------------
FOOD -- 7.9%
    Archer-Daniels-Midland Co. ....    200,000       4,700,000
    Conagra, Inc. .................    270,000      17,313,750
    Heinz, (H.J.) Co. .............    275,000      12,684,375
    Hershey Foods Corp. ...........    110,000       6,084,375
    Pioneer Hi-Bred International,
      Inc..........................     90,000       7,200,000
    Sara Lee Corp. ................    220,000       9,157,500
                                                  ------------
                                                    57,140,000
                                                  ------------

HEALTHCARE SERVICES -- 0.5%
    United Healthcare Corp. .......     65,000       3,380,000
                                                  ------------
INDUSTRIAL PRODUCTS -- 2.4%
    Corning, Inc. .................    320,000      17,800,000
                                                  ------------
INSURANCE -- 7.9%
    Aegon NV [ADR].................    109,999       7,706,805
    American General Corp. ........    180,000       8,595,000
    Chubb Corp. ...................    290,000      19,393,750
    Safeco Corp. ..................    220,000      10,271,250
    Transamerica Corp. ............    122,100      11,423,981
                                                  ------------
                                                    57,390,786
                                                  ------------
MACHINERY & EQUIPMENT -- 3.9%
    Deere & Co. ...................    345,000      18,931,875
    Snap-On, Inc. .................    240,000       9,450,000
                                                  ------------
                                                    28,381,875
                                                  ------------
MEDICAL SUPPLIES &
  EQUIPMENT -- 2.6%
    Baxter International, Inc. ....    160,000       8,360,000
    Mallinckrodt Group, Inc. ......    275,000      10,450,000
                                                  ------------
                                                    18,810,000
                                                  ------------
OIL & GAS -- 6.5%
    Chevron Corp. .................     80,000       5,915,000
    Coastal Corp. .................    200,000      10,637,500
    Consolidated Natural Gas
      Co. .........................    200,000      10,762,500
    Ente Nazionale Idrocarbure SPA
      [ADR]........................    104,000       5,915,000
    Mobil Corp. ...................    200,000      13,975,000
                                                  ------------
                                                    47,205,000
                                                  ------------
PAPER & FOREST PRODUCTS -- 7.0%
    Bowater, Inc. .................    200,000       9,250,000
    Georgia Pacific Corp. .........     45,000       3,841,875
    International Paper Co. .......    250,000      12,140,625
    James River Corp. of
      Virginia.....................    300,000      11,100,000
    Kimberly-Clark Corp. ..........    285,000      14,178,750
                                                  ------------
                                                    50,511,250
                                                  ------------
PHARMACEUTICALS -- 4.0%
    American Home Products
      Corp. .......................     90,000       6,885,000
    Pharmacia & Upjohn, Inc. ......    200,000       6,950,000
    Smithkline Beecham PLC [ADR]...    110,000      10,078,750
    Warner-Lambert Co. ............     40,000       4,970,000
                                                  ------------
                                                    28,883,750
                                                  ------------

LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
PRINTING & PUBLISHING -- 1.0%
    Deluxe Corp. ..................    220,000    $  7,507,500
                                                  ------------
RESTAURANTS -- 0.8%
    Brinker International, Inc.*...    400,000       5,700,000
                                                  ------------
RETAIL & MERCHANDISING -- 1.8%
    Payless Shoesource, Inc.*......    110,000       6,015,625
    Toys 'R' Us, Inc.*.............    210,000       7,350,000
                                                  ------------
                                                    13,365,625
                                                  ------------
TELECOMMUNICATIONS -- 4.6%
    Bell Atlantic Corp. ...........    130,000       9,863,750
    Lucent Technologies, Inc. .....     70,000       5,044,375
    MCI Communications Corp. ......    260,000       9,953,125
    SBC Communications, Inc. ......    140,000       8,662,500
                                                  ------------
                                                    33,523,750
                                                  ------------
UTILITIES -- 5.8%
    Baltimore Gas & Electric
      Co. .........................    330,000       8,806,875
    Carolina Power & Light Co. ....    260,000       9,327,500
    Cinergy Corp. .................    180,000       6,266,250
    Duke Power Co. ................    220,000      10,546,250
    FPL Group, Inc. ...............    150,000       6,909,375
                                                  ------------
                                                    41,856,250
                                                  ------------
TOTAL COMMON STOCK (COST
  $510,429,626)....................                648,237,899
                                                  ------------
PREFERRED STOCK -- 3.5%
INSURANCE -- 1.2%
    Aetna, Inc. Cl-C 6.25% [CVT]...     90,000       8,437,500
                                                  ------------
OIL & GAS -- 2.3%
    Atlantic Richfield Co. 9.01%
      [CVT]........................    270,000       5,805,000
    Occidental Petroleum Corp.
      $3.875 [CVT] 144A............    185,000      10,845,625
                                                  ------------
                                                    16,650,625
                                                  ------------
TOTAL PREFERRED STOCK (COST
  $24,259,533).....................                 25,088,125
                                                  ------------

                                         PAR
                             MATURITY   (000)
                             --------  -------
U.S. TREASURY OBLIGATIONS -- 2.5%
    U.S. Treasury Bonds
      6.875%
      (COST $17,738,832)...  08/15/25  $18,000      18,076,320

                                      SHARES
                                    ----------
SHORT-TERM INVESTMENTS -- 4.3%
    Temporary Investment Cash
      Fund......................... 15,706,816      15,706,816
    Temporary Investment Fund...... 15,706,816      15,706,816
                                                  ------------
    (COST $31,413,632).............                 31,413,632
                                                  ------------
TOTAL INVESTMENTS -- 99.6%
  (COST $583,841,623)..............                722,815,976
OTHER ASSETS LESS
  LIABILITIES -- 0.4%..............                  2,972,637
                                                  ------------
NET ASSETS -- 100.0%...............               $725,788,613
                                                   ===========

--------------------------------------------------------------------------------

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.5% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                     SHARES         VALUE
                                    ---------   --------------
COMMON STOCK -- 91.6%
AEROSPACE -- 2.0%
    Textron, Inc. .................   388,850   $   25,809,919
                                                  ------------
AIRLINES -- 3.9%
    Alaska Air Group, Inc.*........   202,775        5,196,109
    UAL Corp.*.....................   637,975       45,655,086
                                                  ------------
                                                    50,851,195
                                                  ------------
BEVERAGES -- 4.6%
    Coca-Cola Co. .................   297,200       20,061,000
    Coca-Cola Enterprises, Inc. ... 1,728,950       39,765,850
                                                  ------------
                                                    59,826,850
                                                  ------------
CHEMICALS -- 10.8%
    Cytec Industries, Inc.*........   743,950       27,805,131
    Dupont, (E.I.) de Nemours &
      Co. .........................   553,300       34,788,737
    Monsanto Co. .................. 1,538,675       66,259,192
    Praxair, Inc. .................   206,900       11,586,400
                                                  ------------
                                                   140,439,460
                                                  ------------
CLOTHING & APPAREL -- 0.9%
    Gucci Group NV.................   187,875       12,094,453
                                                  ------------
COMPUTER HARDWARE -- 9.0%
    Compaq Computer Corp.*.........    69,825        6,930,131
    Dell Computer Corp.*...........   531,325       62,397,480
    Intel Corp. ...................   235,650       33,418,116
    Seagate Technology, Inc.*......   398,075       14,007,264
                                                  ------------
                                                   116,752,991
                                                  ------------
COMPUTER SERVICES &
  SOFTWARE -- 7.2%
    Diebold, Inc. .................    98,737        3,850,743
    First Data Corp. .............. 1,103,853       48,500,541
    Microsoft Corp.*...............   293,075       37,037,353
    Sapient Corp.*.................    84,000        4,158,000
                                                  ------------
                                                    93,546,637
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    Applied Materials, Inc.*.......   329,475       23,330,948
    General Electric Co. ..........   781,550       51,093,831
                                                  ------------
                                                    74,424,779
                                                  ------------
FARMING & AGRICULTURE -- 1.1%
    Delta & Pine Land Co. .........   393,975       14,035,359
                                                  ------------
FINANCIAL-BANK & TRUST -- 10.1%
    Bank of New York Co., Inc......    75,425        3,280,988
    Banc One Corp. ................   500,000       24,218,750
    Bank Plus Corp.*...............   670,609        7,292,873
    Citicorp.......................   403,445       48,640,338
    Mercantile Bancorporation,
      Inc. ........................   111,200        6,755,400
    State Street Boston Corp. .....    36,150        1,671,938
    Wells Fargo & Co. .............   149,233       40,218,294
                                                  ------------
                                                   132,078,581
                                                  ------------
FINANCIAL SERVICES -- 9.4%
    Charles Schwab Corp. ..........   131,700        5,358,544
    Federal Home Loan Mtge.
      Corp. .......................   692,300       23,797,813
    Fannie Mae.....................   776,135       33,858,889
    Merrill Lynch & Co., Inc. .....   570,350       34,007,119
    Student Loan Marketing
      Assoc. ......................   200,675       25,485,725
                                                  ------------
                                                   122,508,090
                                                  ------------

FOOD -- 0.5%
    Safeway, Inc.*.................   134,484        6,203,075
                                                  ------------
OFFICE EQUIPMENT -- 0.7%
    Danka Business Systems PLC
      [ADR]........................   225,550        9,219,356
                                                  ------------
OIL & GAS -- 5.4%
    Diamond Offshore Drilling,
      Inc.*........................   419,175       32,748,047
    Schlumberger Ltd. .............   200,000       25,000,000
    Transocean Offshore, Inc. .....   165,575       12,024,884
                                                  ------------
                                                    69,772,931
                                                  ------------
PHARMACEUTICALS -- 13.4%
    American Home Products
      Corp. .......................   482,700       36,926,550
    Bristol-Meyers Squibb Co. .....    39,950        3,235,950
    Lilly, (Eli) & Co. ............   480,875       52,565,648
    Pfizer, Inc. ..................   374,975       44,809,513
    Warner-Lambert Co. ............   302,900       37,635,325
                                                  ------------
                                                   175,172,986
                                                  ------------
RETAIL & MERCHANDISING -- 0.5%
    Fred Meyer, Inc.*..............   139,250        7,197,484
                                                  ------------
TELECOMMUNICATIONS -- 6.4%
    Cincinnati Bell, Inc. .........   261,250        8,229,375
    Lucent Technologies, Inc. .....   916,725       66,061,495
    Qwest Communications
      International, Inc.*.........   339,050        9,239,113
                                                  ------------
                                                    83,529,983
                                                  ------------
TOTAL COMMON STOCK
  (COST $909,573,346)..............              1,193,464,129
                                                  ------------
FOREIGN STOCK -- 7.7%
AUTOMOBILE MANUFACTURERS -- 6.2%
    Bayerische Motoren Werke AG --
      (DEM)........................     1,173          967,131
    Porsche AG Pfd. -- (DEM).......    13,419       17,465,243
    Volkswagen AG -- (DEM).........    81,905       62,082,684
                                                  ------------
                                                    80,515,058
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.5%
    Sony Corp. -- (JPY)............   223,000       19,439,529
                                                  ------------
TOTAL FOREIGN STOCK
  (COST $72,080,704)...............                 99,954,587
                                                  ------------
TOTAL INVESTMENTS -- 99.3%
  (COST $981,654,050)..............              1,293,418,716
OTHER ASSETS LESS
  LIABILITIES -- 0.7%..............                  9,047,789
                                                  ------------
NET ASSETS -- 100.0%...............             $1,302,466,505
                                                  ============

JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1997:

                 PRINCIPAL
                  AMOUNT        CONTRACTED                      UNREALIZED
                  COVERED        EXCHANGE      EXPIRATION      APPRECIATION
TYPE            BY CONTRACT        RATE          MONTH        (DEPRECIATION)
----------------------------------------------------------
Buy     DEM     $19,173,831        1.7211         11/97         $  (61,124)
                                                                  ========
Sell    DEM     $2,151,987         1.7385         07/97         $    5,898
Sell    DEM     59,795,456         1.6724         11/97          1,875,504
Sell    DEM     25,951,047         1.6955         12/97            399,511
Sell    JPY     17,725,430       115.6530         11/97           (531,630)
                                                                  --------
                                                                $1,749,283
                                                                  ========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
CORPORATE OBLIGATIONS -- 10.0%
FINANCIAL-BANK & TRUST -- 9.2%
    CoreStates Bank NA [VR]
      5.65%...............  07/19/97   $20,000    $ 20,000,000
    First Union National Bank
      NC [VR]
      5.73125%............  07/19/97     5,000       5,000,000
    Korea Development Bank
      [VR]
      5.8425%.............  09/16/97    25,000      24,995,352
    Society National Bank of
      Cleveland [VR]
      5.58%...............  07/01/97    10,000       9,999,869
                                                  ------------
                                                    59,995,221
                                                  ------------
FINANCIAL SERVICES -- 0.8%
    Abbey National Treasury
      Services PLC
      5.75%...............  02/05/98     5,000       5,000,000
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $64,995,221)................                64,995,221
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.5%
    Federal Home Loan Bank
      [VR]
      5.76%
      (COST $9,986,200)...  07/08/98    10,000       9,986,200
                                                  ------------
CERTIFICATES OF DEPOSIT -- 56.4%
    Bank of Nova Scotia
      5.65%...............  09/23/97    25,000      25,000,000
    Bankers Trust NY [VR]
      5.69%...............  07/01/97    20,000      19,992,150
      5.50%...............  07/07/98    10,000       9,989,208
    Bayerische Landesbank
      NY
      5.50%...............  11/21/97     7,500       7,497,444
      5.71%...............  02/06/98    10,000       9,998,267
      5.56% [VR]..........  06/26/98    10,000       9,992,328
    Canadian Imperial Bank
      of Commerce
      5.70%...............  08/14/97    15,000      15,000,732
    Commerz Bank NY
      5.56%...............  07/07/97    24,195      24,195,040
    Dai-Ichi Kangyo Bank
      Ltd.
      5.86%...............  07/28/97    20,000      20,000,550
    Deutsche Bank
      5.56%...............  07/17/97    10,000      10,000,000
      5.55%...............  11/10/97    20,000      19,996,229
    Harris Trust Bank
      5.59%...............  07/31/97    32,000      32,000,000
    Industrial Bank of
      Japan NY
      5.67%...............  07/11/97    15,000      15,000,041
      5.84%...............  08/18/97    15,000      15,000,197
    Landesbank Hess
      6.08%...............  06/09/98    10,000       9,996,412

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
    National Westminster
      Bank NY
      6.06%...............  05/26/98   $ 5,000    $  4,999,140
    NationsBank Corp.
      5.54%...............  07/15/97    15,000      15,000,000
    Radobank Nederland NV
      NY
      5.99%...............  03/24/98    10,000       9,996,519
    San Paolo di Torino NY
      5.82%...............  12/10/97    15,000      15,000,000
    Sanwa Bank
      5.65%...............  07/07/97    30,000      29,999,900
    Sumitomo Bank Ltd.
      5.78%...............  09/02/97     2,000       2,000,035
    Sumitomo Bank Ltd. LA
      5.68%...............  07/01/97    20,000      20,000,000
      5.70%...............  07/03/97    10,000      10,000,022
    Swiss Bank Corp.
      5.98%...............  03/19/98    15,000      14,997,950
                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $365,652,164)...............               365,652,164
                                                  ------------
COMMERCIAL PAPER -- 35.1%
FINANCIAL-BANK & TRUST -- 15.8%
    Abbey National North
      America Corp.
      5.30%...............  08/12/97    15,000      14,907,250
    ABN AMRO North America
      Finance, Inc.
      5.615%..............  08/19/97    15,000      14,885,360
    Barclays US Funding
      Corp.
      5.66%...............  08/22/97    15,000      14,877,367
    BBL North America,
      Inc.
      5.62%...............  07/01/97     3,000       3,000,000
    Commonwealth Bank of
      Australia
      5.52%...............  07/07/97    30,000      29,972,400
    Lloyds Bank PLC
      5.65%...............  08/22/97    15,000      14,877,583
    Royal Bank of Scotland
      PLC
      5.64%...............  07/28/97    10,000       9,957,700
                                                  ------------
                                                   102,477,660
                                                  ------------
FINANCIAL SERVICES -- 18.5%
    Associates Corp.
      5.55%...............  07/24/97    25,000      24,911,354
    Cregem North America,
      Inc.
      5.63%...............  07/07/97    20,000      19,981,233
    General Electric
      Capital Corp.
      5.55%...............  07/22/97    15,000      14,951,437
      5.72%...............  10/27/97    15,000      14,718,767
    Halifax Building
      Society
      5.54%...............  07/24/97    28,000      27,900,896

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
    UBS Finance Del., Inc.
      6.05%...............  07/01/97   $17,683    $ 17,683,000
                                                  ------------
                                                   120,146,687
                                                  ------------
MACHINERY & EQUIPMENT -- 0.8%
    Deere & Co.
      5.54%...............  07/25/97     5,000       4,981,533
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $227,605,880)...............               227,605,880
                                                  ------------
TOTAL INVESTMENTS -- 103.0%
  (COST $668,239,465)...............               668,239,465
LIABILITES IN EXCESS OF OTHER
  ASSETS -- (3.0%)..................               (19,537,490)
                                                  ------------
NET ASSETS -- 100.0%................              $648,701,975
                                                  ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FEDERATED UTILITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
COMMON STOCK -- 68.8%
AUTOMOBILE MANUFACTURERS -- 0.5%
    Ford Motor Co. ....................  16,700  $    630,425
                                                 ------------
CONGLOMERATES -- 2.0%
    Philip Morris Companies, Inc. .....  58,600     2,600,375
                                                 ------------
OIL & GAS -- 2.4%
    Exxon Corp. .......................  13,400       824,100
    New Jersey Resources Corp..........   9,700       304,337
    Williams Companies, Inc............  44,750     1,957,812
                                                 ------------
                                                    3,086,249
                                                 ------------
REAL ESTATE -- 3.5%
    Boston Properties, Inc.*...........  21,300       585,750
    Meditrust Corp. [REIT]............. 100,100     3,991,487
                                                 ------------
                                                    4,577,237
                                                 ------------
TELECOMMUNICATIONS -- 19.5%
    Ameritech Corp. ...................  55,500     3,770,531
    BellSouth Corp. ...................  86,400     4,006,800
    GTE Corp. .........................  84,400     3,703,050
    MCI Communications Corp. ..........  89,400     3,422,344
    SBC Communications, Inc. ..........  58,000     3,588,750
    Sprint Corp. ......................  75,500     3,973,187
    Telebras SA [ADR]..................  18,500     2,807,375
                                                 ------------
                                                   25,272,037
                                                 ------------
UTILITIES -- 0.2%
    American Water Works Co., Inc. ....  13,900       297,112
                                                 ------------
UTILITIES -- ELECTRIC -- 36.2%
    Cinergy Corp. .....................  49,600     1,726,700
    CMS Energy Corp. .................. 114,400     4,032,600
    DPL, Inc. ......................... 140,900     3,469,662
    DQE, Inc. ......................... 109,250     3,086,312
    Duke Power Co. .................... 106,143     5,088,230
    Empresa Nacional Electridad SA
      [ADR]............................  91,670     2,068,304
    FPL Group, Inc. ...................  85,400     3,933,737
    GPU, Inc. .........................  26,100       936,337
    Korea Electric Power Corp. [ADR]...  42,900       801,694
    National Power PLC [ADR]...........  72,200     2,540,538
    NIPSCO Industries, Inc. ...........  79,100     3,267,819
    Pacificorp.........................  94,200     2,072,400
    PG&E Corp. ........................  40,200       974,850
    Pinnacle West Capital Co. ......... 115,500     3,472,219
    Portland General Corp. ............  36,900     1,464,469
    Southern Co. ...................... 121,900     2,666,563
    Teco Energy, Inc. ................. 118,600     3,031,713
    Texas Utilities Co. ...............  70,200     2,417,513
                                                 ------------
                                                   47,051,660
                                                 ------------
UTILITIES -- GAS -- 4.5%
    MCN Energy Group, Inc. ............  98,700     3,022,688
    Pacific Enterprises................  83,000     2,790,875
                                                 ------------
                                                    5,813,563
                                                 ------------
TOTAL COMMON STOCK
  (COST $77,666,867)...................            89,328,658
                                                 ------------

                                        SHARES      VALUE
                                        -------  ------------
PREFERRED STOCK -- 18.9%
COMPUTER SERVICES & SOFTWARE -- 1.9%
    Microsoft Corp. 2.75% [CVT]........  29,200  $  2,540,400
                                                 ------------
CONTAINERS & PACKAGING -- 0.6%
    Amcor Ltd. 7.25% [CVT].............  13,700       726,100
                                                 ------------
ENVIRONMENTAL SERVICES -- 1.1%
    Browning-Ferris Industries, Inc.
      7.25% [CVT]......................  44,300     1,472,975
                                                 ------------
FINANCIAL-BANK & TRUST -- 0.9%
    National Australia Bank Ltd. 7.875%
      [CVT]............................  40,000     1,117,500
                                                 ------------
FINANCIAL SERVICES -- 6.0%
    Merrill Lynch & Co., Inc. [CVT]
      6.25%............................  33,000     1,237,500
      6.50%............................  27,700     2,285,250
      7.25%............................  12,700       869,950
    Salomon, Inc. [CVT]
      6.25%............................  24,200     1,545,775
      7.625%...........................  24,200       850,025
    SunAmerica, Inc. $3.10 [CVT].......  24,600     1,073,175
                                                 ------------
                                                    7,861,675
                                                 ------------
INSURANCE -- 1.0%
    Aetna, Inc. Cl-C 6.25% [CVT].......  13,800     1,293,750
                                                 ------------
METALS & MINING -- 1.0%
    Coeur D'arlene Mines Corp. 7.00%
      [CVT]............................  74,700     1,251,225
                                                 ------------
OIL & GAS -- 3.0%
    Tosco Financing Trust 5.75% [CVT]
      144A.............................  26,300     1,499,100
    Williams Companies, Inc. $3.50
      [CVT]............................  23,700     2,417,993
                                                 ------------
                                                    3,917,093
                                                 ------------
PRINTING & PUBLISHING -- 0.6%
    Hollinger International Publishing
      Co. 9.75% [CVT]..................  65,400       752,100
                                                 ------------
TELECOMMUNICATIONS -- 2.1%
    Airtouch Communications, Inc.
      $2.125 Cl-C [CVT]................  27,700     1,329,600
    TCI Pacific Communications, Inc.
      $5.00 [CVT]......................  13,500     1,397,250
                                                 ------------
                                                    2,726,850
                                                 ------------
UTILITIES -- ELECTRIC -- 0.5%
    Cal Energy Co., Inc. 6.25% [CVT]
      144A.............................  11,000       616,000
                                                 ------------
UTILITIES -- GAS -- 0.2%
    MCN Energy Group, Inc. 8.00%
      [CVT]............................   5,800       314,287
                                                 ------------
TOTAL PREFERRED STOCK
  (COST $21,692,405)...................            24,589,955
                                                 ------------

FEDERATED UTILITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
FOREIGN STOCK -- 5.7%
TELECOMMUNICATIONS -- 2.4%
    Nippon Telegraph & Telephone
      Corp. -- (JPY)...................   1,400  $  1,343,805
    Stet di Risp SPA -- (ITL).......... 530,500     1,841,147
                                                 ------------
                                                    3,184,952
                                                 ------------
UTILITIES -- ELECTRIC -- 3.3%
    China Light & Power Co. Ltd. --
      (HKD)............................ 284,000     1,609,387
    Electricidade de Portugal
      SA -- (PTE)...................... 145,580     2,671,420
                                                 ------------
                                                    4,280,807
                                                 ------------
TOTAL FOREIGN STOCK
  (COST $6,288,087)....................             7,465,759
                                                 ------------

                                           PAR
                                MATURITY  (000)
                                --------  ------
CORPORATE OBLIGATIONS -- 4.1%
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Solectron Corp. Notes [CVT]
      144A
      6.00%.................... 03/01/06  $1,245     1,551,581
                                                  ------------
HEALTHCARE SERVICES -- 1.5%
    Roche Holdings, Inc. Notes
      [ZCB] 144A
      6.375%................... 05/06/12   3,100     1,340,750
    Tenet Healthcare Corp. Sub.
      Notes [CVT]
      6.00%.................... 12/01/05     500       631,250
                                                  ------------
                                                     1,972,000
                                                  ------------
PHARMACEUTICALS -- 1.0%
    Alza Corp. Sub. Debs. [CVT]
      5.00%.................... 05/01/06   1,350     1,361,813
                                                  ------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
UTILITIES -- ELECTRIC -- 0.4%
    Korea Electric Power Debs.
      [CVT]
      5.00%.................... 08/01/01  $  470  $    470,588
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $4,879,328).....................             5,355,982
                                                  ------------
REPURCHASE AGREEMENTS -- 1.5%
    Greenwich Capital Markets,
      Inc. 5.95% dated
      06/30/97, repurchase
      price $1,894,313
      (Collateralized by U.S.
      Treasury Note, par value
      $1,878,000, market value
      $1,975,421 due 05/15/04)
      (COST $1,894,000)........ 07/01/97   1,894     1,894,000
                                                  ------------
TOTAL INVESTMENTS -- 99.0%
  (COST $112,420,687)...................           128,634,354
OTHER ASSETS LESS LIABILITIES -- 1.0%...             1,269,406
                                                  ------------
NET ASSETS -- 100.0%....................          $129,903,760
                                                  ============

----------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1997:

                   PRINCIPAL
                    AMOUNT        CONTRACTED
                    COVERED        EXCHANGE   EXPIRATION    UNREALIZED
TYPE              BY CONTRACT        RATE       MONTH      DEPRECIATION
-----------------------------------------------------------------------
Buy      ITL       $  92,946      1,697.1999      7/97        $ (163)
Buy      HKD         105,826         7.7445       7/97           (36)
                                                              ------
                                                              $ (199)
                                                          =============

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 3.9% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
COMMON STOCK -- 51.0%
ADVERTISING -- 0.2%
    Omnicom Group, Inc.................   8,100  $    499,162
                                                   ----------
AEROSPACE -- 1.5%
    General Motors Corp. Cl-H..........  20,443     1,180,583
    Northrop Grumman Corp..............  15,268     1,340,721
    Precision Castparts Corp...........   6,200       369,675
    Rockwell International Corp........  17,704     1,044,536
    United Technologies Corp...........  10,944       908,352
                                                   ----------
                                                    4,843,867
                                                   ----------
AIRLINES -- 0.3%
    Delta Air Lines, Inc...............  13,151     1,078,382
                                                   ----------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Ford Motor Co......................  33,674     1,271,193
    General Motors Corp................  28,118     1,565,821
                                                   ----------
                                                    2,837,014
                                                   ----------
AUTOMOTIVE PARTS -- 1.9%
    Dana Corp..........................  28,330     1,076,540
    Eaton Corp.........................  11,755     1,026,358
    Goodyear Tire & Rubber Co..........  18,788     1,189,515
    Lear Corp.*........................  20,145       893,934
    Magna International, Inc. Cl-A.....   3,300       198,619
    TRW, Inc...........................  32,043     1,820,443
                                                   ----------
                                                    6,205,409
                                                   ----------
BEVERAGES -- 0.4%
    Anheuser-Busch Companies, Inc......  20,878       875,571
    Coca-Cola Enterprises, Inc.........  17,300       397,900
                                                   ----------
                                                    1,273,471
                                                   ----------
BROADCASTING -- 0.2%
    Clear Channel Communications,
      Inc.*............................   7,500       461,250
    Evergreen Media Corp. Cl-A*........   6,900       307,912
                                                   ----------
                                                      769,162
                                                   ----------
BUILDING MATERIALS -- 1.4%
    Armstrong World Industries, Inc....  17,223     1,263,738
    Lowe's Companies, Inc..............  36,700     1,362,488
    Masco Corp.........................  35,750     1,492,562
    Sherwin-Williams Co................   8,100       250,088
    Terex Corp. Appreciation Rights*...     600         9,300
                                                   ----------
                                                    4,378,176
                                                   ----------
BUSINESS SERVICES -- 0.5%
    Accustaff, Inc.*...................  12,200       288,225
    Equifax, Inc.......................  16,300       606,156
    Norrell Corp.......................  13,500       445,500
    Quintiles Transnational Corp.*.....   4,700       327,237
    Telespectrum Worldwide, Inc.*......   4,800        33,750
                                                   ----------
                                                    1,700,868
                                                   ----------
CHEMICALS -- 1.8%
    Dupont, (E.I.) de Nemours & Co.....  23,230     1,460,586
    Eastman Chemical Co................  21,222     1,347,597
    Hercules, Inc......................  18,825       901,247
    Praxair, Inc.......................   5,800       324,800
    Witco Corp.........................  43,573     1,653,051
                                                   ----------
                                                    5,687,281
                                                   ----------
CLOTHING & APPAREL -- 0.3%
    Hilfiger, (Tommy) Corp.*...........   5,100  $    204,956
    Jones Apparel Group, Inc.*.........   6,300       300,825
    Just For Feet, Inc.*...............   1,300        22,669
    St. John Knits, Inc................   3,900       210,600
    WestPoint Stevens, Inc.*...........   7,600       297,350
                                                   ----------
                                                    1,036,400
                                                   ----------
COMPUTER HARDWARE -- 1.5%
    Gateway 2000, Inc.*................   7,600       246,525
    Hewlett-Packard Co.................  28,230     1,580,880
    International Business Machines
      Corp.............................  31,536     2,844,153
                                                   ----------
                                                    4,671,558
                                                   ----------
COMPUTER SERVICES & SOFTWARE -- 1.7%
    BMC Software, Inc.*................   5,200       287,950
    Cognos, Inc.*......................   7,700       239,662
    Computer Associates International,
      Inc..............................  25,145     1,400,262
    Diebold, Inc.......................   8,600       335,400
    Fiserv, Inc.*......................   1,600        71,400
    Gartner Group, Inc. Cl-A*..........   7,500       269,531
    McAfee Associates, Inc.*...........   6,100       385,062
    NCR Corp.*.........................  34,590     1,029,052
    Parametric Technology Corp.*.......   7,900       336,244
    Paychex, Inc.......................  11,500       437,000
    Peoplesoft, Inc.*..................   6,300       332,325
    Sterling Commerce, Inc.*...........   6,100       200,538
    Viasoft, Inc.*.....................   3,300       167,475
                                                   ----------
                                                    5,491,901
                                                   ----------
CONGLOMERATES -- 1.7%
    Minnesota Mining & Manufacturing
      Co...............................  26,248     2,677,296
    Philip Morris Companies, Inc.......  39,032     1,732,045
    Tenneco, Inc.......................  23,270     1,051,513
                                                   ----------
                                                    5,460,854
                                                   ----------
CONSUMER PRODUCTS & SERVICES -- 3.1%
    Apollo Group, Inc. Cl-A*...........   9,300       327,825
    Blyth Industries, Inc.*............   7,500       253,125
    Colgate-Palmolive Co...............  20,294     1,324,183
    Eastman Kodak Co...................  30,375     2,331,281
    Estee Lauder Co. Cl-A..............   4,900       246,225
    Fortune Brands, Inc................  29,366     1,095,719
    Gallaher Group PLC [ADR]*..........  29,366       541,436
    Rexall Sundown, Inc.*..............   3,600       140,400
    Tupperware Corp....................  39,685     1,448,502
    Whirlpool Corp.....................  20,120     1,097,798
    Whitman Corp.......................  42,371     1,016,904
                                                   ----------
                                                    9,823,398
                                                   ----------
CONTAINERS & PACKAGING -- 1.0%
    Crown Cork & Seal Co., Inc.........  22,374     1,195,611
    Owens-Illinois, Inc.*..............  44,785     1,388,335
    Temple-Inland, Inc.................  11,096       599,184
                                                   ----------
                                                    3,183,130
                                                   ----------

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AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Electronics For Imaging, Inc.*.....   5,600  $    264,600
    General Signal Corp................  20,027       873,678
    KLA Instruments Corp.*.............   6,000       292,500
    LSI Logic Corp.*...................   9,400       300,800
    Polaroid Corp......................  43,838     2,433,009
    Sawtek, Inc.*......................   2,300        77,625
    SCI Systems, Inc.*.................   4,000       255,000
    Symbol Technologies, Inc...........   4,800       161,400
    Teradyne, Inc.*....................   6,200       243,350
    Texas Instruments, Inc.............  11,645       978,908
                                                   ----------
                                                    5,880,870
                                                   ----------
ENERGY SERVICES -- 0.1%
    AES Corp.*.........................   6,100       431,575
                                                   ----------
ENTERTAINMENT & LEISURE -- 0.2%
    Callaway Golf Co...................   6,600       234,300
    Harley-Davidson, Inc...............   6,100       292,419
                                                   ----------
                                                      526,719
                                                   ----------
ENVIRONMENTAL SERVICES -- 0.5%
    U.S. Filter Corp.*.................  13,100       356,975
    United Waste Systems, Inc.*........   6,600       270,600
    USA Waste Services, Inc.*..........   7,600       293,550
    Waste Management, Inc..............  20,419       655,960
                                                   ----------
                                                    1,577,085
                                                   ----------
FARMING & AGRICULTURE -- 0.1%
    Dekalb Genetics Corp. Cl-B.........   3,000       239,250
                                                   ----------
FINANCIAL-BANK & TRUST -- 5.4%
    Banc One Corp......................  32,050     1,552,422
    Bankers Trust New York Corp........  14,607     1,270,809
    Charter One Financial, Inc.........   6,100       328,638
    First of America Bank Corp.........   7,800       356,850
    First Tennessee National Corp......   6,990       335,520
    Fleet Financial Group, Inc.........  28,767     1,819,513
    Great Western Financial Corp.......   3,400       182,750
    GreenPoint Financial Corp..........   6,100       406,031
    Huntington Bancshares, Inc.........  10,970       322,244
    Keycorp............................  21,178     1,183,321
    Mellon Bank Corp...................  16,442       741,945
    Mercantile Bancorporation, Inc.....   9,080       551,610
    Morgan, (J.P.) & Co., Inc..........  23,279     2,429,746
    Northern Trust Corp................   8,300       401,512
    Old Kent Financial Corp............   6,825       368,550
    PNC Bank Corp......................  57,788     2,405,425
    Redwood Trust, Inc.................   3,700       172,975
    Regions Financial Corp.............  15,200       480,700
    State Street Boston Corp...........   9,000       416,250
    Summit Bancorp.....................  13,150       659,144
    TCF Financial Corp.................   3,000       148,125
    Union Planters Corp................  13,485       699,534
    Westamerica Bancorporation.........   3,100       235,600
                                                   ----------
                                                   17,469,214
                                                   ----------
FINANCIAL SERVICES -- 1.3%
    Ahmanson, (H.F.) & Co..............  30,990     1,332,570
    Beneficial Corp....................  10,200       724,838
    Esat Holdings Ltd. Warrants*.......      35             0
    Finova Group, Inc..................   5,900       451,350
    Reliastar Financial Corp...........   3,000       219,375
    Salomon, Inc.......................  17,150       953,969
    SunAmerica, Inc....................   7,000       341,250
                                                   ----------
                                                    4,023,352
                                                   ----------
FOOD -- 1.1%
    General Mills, Inc.................  19,501     1,270,003
    RJR Nabisco Holdings Corp..........  29,650       978,450
    Sara Lee Corp......................  29,960     1,247,085
                                                   ----------
                                                    3,495,538
                                                   ----------
FURNITURE -- 0.1%
    Leggett & Platt, Inc...............   7,700       331,100
                                                   ----------
HEALTHCARE SERVICES -- 0.6%
    Genesis Health Ventures, Inc.*.....   6,000       202,500
    Health Care & Retirement Corp.*....   7,400       246,975
    Health Management Associates,
      Inc.*............................  10,500       299,250
    Healthsouth Corp.*.................  16,100       401,494
    Omnicare, Inc......................  15,200       476,900
    Oxford Health Plans, Inc.*.........   4,900       351,575
                                                   ----------
                                                    1,978,694
                                                   ----------
HOTELS & MOTELS -- 0.1%
    Hillenbrand Industries, Inc........   6,200       294,500
                                                   ----------
INSURANCE -- 1.8%
    American General Corp..............  29,866     1,426,101
    AON Corp...........................  31,266     1,618,015
    Capmac Holdings, Inc...............   6,800       228,650
    CIGNA Corp.........................   3,052       541,730
    Hartford Life, Inc. Cl-A*..........   8,000       300,000
    USF&G Corp.........................  68,073     1,633,752
                                                   ----------
                                                    5,748,248
                                                   ----------
MACHINERY & EQUIPMENT -- 0.9%
    Cooper Industries, Inc.............  25,920     1,289,520
    New Holland NV.....................  54,074     1,480,276
                                                   ----------
                                                    2,769,796
                                                   ----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Baxter International, Inc..........  42,521     2,221,722
    Stryker Corp.......................  10,900       380,138
    U.S. Surgical Corp.................   6,300       234,675
                                                   ----------
                                                    2,836,535
                                                   ----------
METALS & MINING -- 0.4%
    Freeport-McMoran
      Copper & Gold, Inc. Cl-A.........  45,339     1,326,166
                                                   ----------
OFFICE EQUIPMENT -- 0.9%
    Xerox Corp.........................  36,626     2,888,876
                                                   ----------
OIL & GAS -- 4.5%
    Amoco Corp.........................  18,972     1,649,378
    Atlantic Richfield Co..............   9,325       657,412
    British Petroleum Co. PLC [ADR]....  19,832     1,484,921
    Camco International, Inc...........   6,000       328,500
    Coastal Corp.......................  18,165       966,151

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
    Ente Nazionale Idrocarbure SPA
      [ADR]............................   4,900  $    278,688
    Exxon Corp.........................  22,531     1,385,656
    Global Marine, Inc.*...............  11,100       258,075
    Halliburton Co.....................   4,900       388,325
    Mobil Corp.........................  21,566     1,506,924
    Occidental Petroleum Corp..........  50,146     1,256,784
    Societe Nationale Elf Aquitaine SA
      [ADR]............................  33,880     1,844,342
    Tosco Corp.........................   9,300       278,419
    Total SA [ADR].....................  29,646     1,500,829
    Western Atlas, Inc.*...............   3,400       249,050
    YPF SA [ADR].......................  13,100       402,825
                                                   ----------
                                                   14,436,279
                                                   ----------
PAPER & FOREST PRODUCTS -- 1.4%
    Kimberly-Clark Corp................  49,392     2,457,252
    Weyerhaeuser Co....................  36,435     1,894,620
                                                   ----------
                                                    4,351,872
                                                   ----------
PHARMACEUTICALS -- 2.0%
    American Home Products Corp........  20,308     1,553,562
    BioChem Pharma, Inc.*..............   6,800       151,300
    Bristol-Meyers Squibb Co...........  18,082     1,464,642
    Cardinal Health, Inc...............   7,450       426,512
    Dura Pharmaceutical, Inc.*.........   7,700       307,038
    Elan Corp. PLC [ADR]*..............   7,200       325,800
    Pharmacia & Upjohn, Inc............  64,647     2,246,484
                                                   ----------
                                                    6,475,338
                                                   ----------
PRINTING & PUBLISHING -- 0.6%
    Belo, (A.H.) Corp. Cl-A............   8,500       353,812
    Central Newspapers, Inc. Cl-A......   2,600       186,225
    McGraw-Hill Co., Inc...............  24,505     1,441,200
                                                   ----------
                                                    1,981,237
                                                   ----------
RAILROADS -- 1.0%
    Canadian National Railway Co.......  15,880       694,750
    Norfolk Southern Corp..............  13,029     1,312,672
    Union Pacific Corp.................  17,526     1,235,584
                                                   ----------
                                                    3,243,006
                                                   ----------
RESTAURANTS -- 0.0%
    AmeriKing, Inc.*...................      25         1,250
    CKE Restaurants, Inc...............   3,600       113,850
                                                   ----------
                                                      115,100
                                                   ----------
RETAIL & MERCHANDISING -- 1.8%
    Bed, Bath & Beyond, Inc.*..........   6,900       209,588
    Borders Group, Inc.*...............  15,800       381,175
    Consolidated Stores Corp.*.........  11,406       396,368
    Eagle Hardware & Garden, Inc.*.....   9,600       219,600
    Harcourt General, Inc..............   4,500       214,312
    Kmart Corp.*....................... 120,970     1,481,882
    Linens 'N Things, Inc.*............   6,200       183,675
    Payless Shoesource, Inc.*..........   3,300       180,469
    Pier 1 Imports, Inc................  10,300       272,950
    Rite Aid Corp......................   9,200       458,850
    Sears Roebuck & Co.................  23,834     1,281,078
    TJX Companies, Inc.................  24,200       638,275
                                                   ----------
                                                    5,918,222
                                                   ----------
SEMI-CONDUCTORS -- 0.7%
    Intel Corp.........................   6,175       875,692
    Motorola, Inc......................  19,191     1,458,516
                                                   ----------
                                                    2,334,208
                                                   ----------
TELECOMMUNICATIONS -- 3.5%
    ADC Telecommunications, Inc.*......   5,700       190,238
    Ameritech Corp.....................  19,854     1,348,831
    AT&T Corp..........................  23,015       806,963
    BellSouth Corp.....................  35,173     1,631,148
    Cascade Communications Corp.*......   6,100       168,512
    Cincinnati Bell, Inc...............  14,000       441,000
    Intercel, Inc. Warrants 144A*......     640         4,608
    Jacor Communications, Inc.*........   8,400       321,300
    Nextlink Communications, Inc.
      Warrants 144A*...................     385             0
    SBC Communications, Inc............  30,454     1,884,341
    Sprint Corp........................  52,636     2,769,970
    Teleport Communications Group, Inc.
      Cl-A.............................   9,800       334,425
    Tellabs, Inc.*.....................   5,200       290,550
    U.S. West Communications Group.....  24,200       912,038
                                                   ----------
                                                   11,103,924
                                                   ----------
TRANSPORTATION -- 0.4%
    Ryder Systems, Inc.................  36,100     1,191,300
    Sabre Group Holdings, Inc.*........   8,700       235,988
    Wisconsin Central Transportation
      Corp.*...........................     500        18,625
                                                   ----------
                                                    1,445,913
                                                   ----------
UTILITIES -- 0.5%
    Calenergy, Inc.....................   9,400       357,200
    Duke Power Co......................  23,191     1,111,714
                                                   ----------
                                                    1,468,914
                                                   ----------
TOTAL COMMON STOCK
  (COST $141,849,820)..................           163,631,564
                                                   ----------
PREFERRED STOCK -- 0.5%
BROADCASTING -- 0.0%
    American Radio Systems 11.375%.....       2           219
    Chancellor Broadcasting Co. 12.00%
      144A.............................     400        46,000
    Citadel Broadcasting Co. 13.25%
      [PIK] 144A.......................      20        20,000
                                                   ----------
                                                       66,219
                                                   ----------
ENTERTAINMENT & LEISURE -- 0.1%
    Time Warner, Inc. Cl-M 10.25%......     215       239,610
                                                   ----------
MACHINERY & EQUIPMENT -- 0.4%
    Case Corp. Cl-A $4.50 [CVT]........   7,545     1,225,240
                                                   ----------
RESTAURANTS -- 0.0%
    AmeriKing, Inc. 13.00%.............   1,000        28,000
                                                   ----------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
TELECOMMUNICATIONS -- 0.0%
    Cablevision Systems Corp. Cl-M
      11.125% [PIK]....................      73  $     73,611
                                                   ----------
UTILITIES -- 0.0%
    El Paso Electric Co. 11.40%
      [PIK]............................     392        44,296
    Public Service New Hampshire Cl-A
      10.60%...........................   1,410        35,250
                                                   ----------
                                                       79,546
                                                   ----------
TOTAL PREFERRED STOCK
  (COST $1,329,561)....................             1,712,226
                                                   ----------
FOREIGN STOCK -- 10.0%
AIRLINES -- 0.1%
    KLM Royal Dutch Airlines NV --
      (NLG)............................   4,600       141,751
    Swire Pacific Ltd. Cl-A -- (HKD)...  15,000       135,056
                                                   ----------
                                                      276,807
                                                   ----------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Bayerische Motoren Werke AG --
      (DEM)............................     600       494,696
    Edaran Otomobil Nasional BHD --
      (MYR)............................   5,000        42,594
                                                   ----------
                                                      537,290
                                                   ----------
AUTOMOTIVE PARTS -- 0.2%
    Bridgestone Corp. -- (JPY).........   7,000       162,478
    Denso Corp. -- (JPY)...............   7,000       167,365
    Michelin C.G.D.E. Cl-B -- (FRF)....   7,000       420,319
                                                   ----------
                                                      750,162
                                                   ----------
BEVERAGES -- 0.0%
    Fomento Economico Mexicano SA
      Cl-B -- (MXP)....................  21,900       130,380
                                                   ----------
BUILDING MATERIALS -- 0.3%
    Cemex SA de CV -- (MXP)............  45,500       194,714
    CRH PLC -- (IEP)...................  39,900       418,029
    Daikin Industries Ltd. -- (JPY)....  10,000        90,750
    Lafarge SA -- (FRF)................   5,400       335,823
                                                   ----------
                                                    1,039,316
                                                   ----------
CHEMICALS -- 0.6%
    Akzo Nobel NV -- (NLG).............   3,600       493,251
    Bayer AG -- (DEM)..................  10,899       419,938
    Ciba Specialty Chemicals AG --
      (CHF)............................   3,611       333,802
    Sekisui Chemical Co.
      Ltd. -- (JPY)....................  13,000       131,588
    Shin-Etsu Chemical Co. -- (JPY)....  19,000       504,014
                                                   ----------
                                                    1,882,593
                                                   ----------
CLOTHING & APPAREL -- 0.1%
    Onward Kashiyama Co.
      Ltd. -- (JPY)....................   9,000       149,215
                                                   ----------
COMPUTER SERVICES & SOFTWARE -- 0.1%
    NEC Corp. -- (JPY).................  31,000       432,810
                                                   ----------
CONGLOMERATES -- 0.9%
    Alfa SA de CV -- (MXP).............  39,500       269,465
    BAT Industries PLC -- (GBP)........  53,600       479,775
    Compagnie Generale des Eaux --
      (FRF)............................   2,200       281,869
    Compagnie Generale des Eaux
      Warrants -- (FRF)*...............     480           288
    Cycle & Carriage Ltd. -- (SGD).....  12,000       124,222
    Hutchison Whampoa Ltd. -- (HKD)....  37,000       320,003
    Mitsui & Co. Ltd. -- (JPY).........  31,000       297,558
    Securicor PLC -- (GBP).............  29,700       140,960
    Smith Industries PLC -- (GBP)......  24,095       308,766
    Sungei Way Holdings BHD --
      (MYR)............................  37,400        70,538
    Tomkins PLC -- (GBP)...............  70,271       304,259
    Unilever NV -- (NLG)...............   1,300       273,601
                                                   ----------
                                                    2,871,304
                                                   ----------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    Electrolux AB Cl-B -- (SEK)........   3,000       216,705
    Fuji Photo Film Co. -- (JPY).......   9,000       362,042
    Kao Corp. -- (JPY).................  28,000       388,482
                                                   ----------
                                                      967,229
                                                   ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1 .1%
    Electricidade de
      Portugal -- (PTE)................   2,400        44,040
    General Electric Co.
      PLC -- (GBP).....................  46,600       278,596
    Hirose Electric Ltd. -- (JPY)......   2,400       164,608
    Matsushita Electric Works Ltd. --
      (JPY)............................  31,000       351,658
    Murata Manufacturing Co. Ltd. --
      (JPY)............................   4,000       159,162
    Omron Corp. -- (JPY)...............  17,000       360,471
    Philips Electronics NV -- (NLG)....   8,100       580,074
    Rohm Co. -- (JPY)..................   4,000       411,868
    SGS-Thomson Microelectronics NV --
      (FRF)*...........................   5,700       450,010
    Sony Corp. -- (JPY)................   5,000       435,864
    Tokyo Electron Ltd. -- (JPY).......   5,000       239,092
                                                   ----------
                                                    3,475,443
                                                   ----------
ENERGY SERVICES -- 0 .1%
    VA Technologie AG -- (ATS).........   2,000       365,871
                                                   ----------
FINANCIAL-BANK & TRUST -- 1.3%
    ABN AMRO Bank NV -- (NLG)..........  17,432       324,969
    Allied Irish Banks PLC -- (IEP)....  47,886       367,754
    Bank of Nova Scotia -- (CAD).......   4,000       175,248
    Commonwealth Bank of Australia --
      (AUD)............................  13,800       166,944
    Dao Heng Bank Group Ltd. --
      (HKD)............................  28,000       153,250
    Developmental Bank of Singapore
      Ltd. Cl-F -- (SGD)...............   8,000       100,720
    Dresdner Bank AG -- (DEM)..........   9,500       332,808
    HSBC Holdings PLC -- (HKD).........  17,165       516,271
    ING Groep NV -- (NLG)..............  12,181       561,494
    Julius Baer Holdings AG Cl-B --
      (CHF)............................     200       306,081
    Malayan Banking BHD -- (MYR).......  10,000       105,000
    Union Bank of Switzerland Cl-B --
      (CHF)............................     480       548,891

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
    United Overseas Bank
      Ltd. -- (SGD)....................  20,000  $    205,638
    Westpac Banking Corp. Ltd. --
      (AUD)............................  57,100       344,085
                                                   ----------
                                                    4,209,153
                                                   ----------
FINANCIAL SERVICES -- 0.3%
    Bank of Ireland -- (IEP)...........  34,500       378,690
    Cetelem Group SA -- (FRF)..........   1,400       176,036
    Credit Local de France -- (FRF)....   2,500       243,313
    Gucco Group Ltd. -- (HKD)..........  24,000       126,401
    Promise Co. Ltd. -- (JPY)..........   1,000        57,243
                                                   ----------
                                                      981,683
                                                   ----------
FOOD -- 0.4%
    Goodman Fielder Ltd. -- (AUD)...... 110,900       163,507
    Greencore Group PLC -- (IEP).......  37,895       186,463
    Ito-Yokado Co. Ltd. -- (JPY).......   6,000       348,168
    Nestle SA -- (CHF).................     385       507,744
                                                   ----------
                                                    1,205,882
                                                   ----------
INSURANCE -- 0.2%
    Mapfre Vida SA -- (ESP)............   2,000       129,632
    Norwich Union PLC 144A --
      (GBP)*...........................  27,000       143,658
    Swiss Reinsurance Co. -- (CHF).....     330       466,619
                                                   ----------
                                                      739,909
                                                   ----------
MACHINERY & EQUIPMENT -- 0.3%
    ABB AG -- (CHF)....................     208       314,763
    Kurita Water Industries Ltd. --
      (JPY)............................   8,000       212,914
    Rieter Holdings AG -- (CHF)........     250        97,747
    Sandvik AB Cl-A -- (SEK)...........   1,440        40,918
    Sandvik AB Cl-B -- (SEK)...........  12,100       343,821
                                                   ----------
                                                    1,010,163
                                                   ----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Sankyo Co. Ltd. -- (JPY)...........  11,000       369,546
                                                   ----------
METALS & MINING -- 0.2%
    Kawasaki Steel Corp. -- (JPY)......  28,000        91,134
    Nippon Steel Co. -- (JPY)..........  55,000       175,654
    RTZ Corp. PLC -- (GBP).............  18,400       320,665
                                                   ----------
                                                      587,453
                                                   ----------
OFFICE EQUIPMENT -- 0.2%
    Canon, Inc. -- (JPY)...............  21,000       571,728
                                                   ----------
OIL & GAS -- 0.9%
    British Petroleum Co.
      PLC -- (GBP).....................  24,500       304,572
    Burmah Castrol PLC -- (GBP)........  19,700       333,807
    Ente Nazionale Idrocarburi SPA --
      (ITL)............................ 107,800       610,338
    Hong Kong & China Gas Co. Ltd. --
      (HKD)............................  53,200       106,444
    Shell Transport & Trading Co.
      PLC -- (GBP).....................  50,400       343,699
    Societe Nationale Elf Aquitaine
      SA -- (FRF)......................   4,350       469,254
    Total SA Cl-B -- (FRF).............   5,500       555,877
                                                   ----------
                                                    2,723,991
                                                   ----------
PAPER & FOREST PRODUCTS -- 0.1%
    Svenska Cellulosa AB
      Cl-B -- (SEK)....................  11,500  $    244,893
                                                   ----------
PHARMACEUTICALS -- 0.4%
    Astra AB Cl-A -- (SEK).............  19,200       357,911
    Novartis AG -- (CHF)...............     204       326,031
    Pharmacia & Upjohn,
      Inc. -- (SEK)....................   5,100       172,315
    Santen Pharmaceutical
      Ltd. -- (JPY)....................   7,700       155,209
    Yamanouchi Pharmaceutical Co.
      Ltd. -- (JPY)....................   7,000       188,133
                                                   ----------
                                                    1,199,599
                                                   ----------
PRINTING & PUBLISHING -- 0.1%
    Dai Nippon Printing Co. Ltd. --
      (JPY)............................  17,000       384,206
                                                   ----------
RAILROADS -- 0.1%
    East Japan Railway Co. Ltd. --
      (JPY)............................      61       312,984
                                                   ----------
REAL ESTATE -- 0.1%
    Amoy Properties Ltd. -- (HKD)...... 140,000       154,515
    Cheung Kong Holdings Ltd. --
      (HKD)............................  27,000       266,626
    Hong Kong Land Holdings Ltd. --
      (HKD)............................   1,900         5,054
                                                   ----------
                                                      426,195
                                                   ----------
RETAIL & MERCHANDISING -- 0.2%
    Marui Co. Ltd. -- (JPY)............  14,000       260,209
    Vendex International NV -- (NLG)...   6,000       328,528
                                                   ----------
                                                      588,737
                                                   ----------
TELECOMMUNICATIONS -- 0.8%
    Deutsche Telekom AG -- (DEM).......  27,600       678,092
    Ericsson, (L.M.) Telephone Co.
      Cl-B --
      (SEK)............................   6,660       262,527
    Newbridge Networks Corp. --
      (CAD)*...........................   1,800        78,601
    Nokia AB Cl-A -- (FIM).............   4,950       370,291
    Northern Telecom Ltd. -- (CAD).....   2,300       207,281
    Portugal Telecom SA -- (PTE).......  11,900       480,002
    Vodafone Group PLC -- (GBP)........ 102,100       497,331
                                                   ----------
                                                    2,574,125
                                                   ----------
TRANSPORTATION -- 0.1%
    IHC Caland NV -- (NLG).............   4,100       224,077
    Yamato Transport Co.
      Ltd. -- (JPY)....................  14,000       174,695
                                                   ----------
                                                      398,772
                                                   ----------
UTILITIES -- 0.2%
    ABB AB Cl-A -- (SEK)...............   1,367        19,200
    Hong Kong Electric Holdings Ltd. --
      (HKD)............................  16,000        64,440

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
    Scottish Power PLC -- (GBP)........  51,200  $    333,381
    Veba AG -- (DEM)...................   6,700       378,390
                                                   ----------
                                                      795,411
                                                   ----------
TOTAL FOREIGN STOCK
  (COST $27,706,990)...................            32,202,850
                                                   ----------

                                           PAR
                               MATURITY   (000)
                               --------- --------
CORPORATE OBLIGATIONS -- 11.5%
ADVERTISING -- 0.0%
    Larmar Advertising Co. Sr.
      Sub. Notes
      9.625%..................  12/01/06 $     35        35,962
    Outdoor Systems, Inc. Sr.
      Sub. Notes 144A
      8.875%..................  06/15/07       25        24,375
    Universal Outdoor, Inc.
      Sr. Sub. Notes
      9.75%...................  10/15/06       43        44,612
                                                  -------------
                                                        104,949
                                                  -------------
AEROSPACE -- 0.2%
    BE Aerospace, Inc.
      Sr. Sub. Notes
      9.875%..................  02/01/06       60        62,175
    Howmet Corp. Sr. Sub.
      Notes
      10.00%..................  12/01/03       45        48,600
    Lockheed Martin Corp.
      Notes
      7.25%...................  05/15/06      400       405,000
                                                  -------------
                                                        515,775
                                                  -------------
AIRLINES -- 0.1%
    Continental Airlines
      Notes 144A
      7.42%...................  04/01/07      175       177,603
                                                  -------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Consorcio Grupo Dina SA
      [ZCB]
      3.18%...................  11/15/02       45        38,869
                                                  -------------
AUTOMOTIVE PARTS -- 0.0%
    Harvard Industries, Inc.
      Sr. Notes
      11.125%.................  08/01/05       10         4,050
    Lear Corp. Sub. Notes
      9.50%...................  07/15/06       75        80,062
    Titan Wheel International,
      Inc. Sr. Sub. Notes
      8.75%...................  04/01/07        5         5,100
                                                  -------------
                                                         89,212
                                                  -------------
BEVERAGES -- 0.0%
    Canandaigua Wine
      Sr. Sub. Notes
      8.75%...................  12/15/03        5         5,031
                                                  -------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
BROADCASTING -- 0.5%
    Argyle Television, Inc.
      Sr. Sub. Notes
      9.75%...................  11/01/05 $     80 $      83,400
    Capstar Broadcasting Sr.
      Disc. Notes
      [STEP] 144A
      12.75%..................  02/01/09       60        38,700
    Capstar Broadcasting
      [PIK] 144A
      12.00%..................  07/01/09       20        20,200
    Chancellor Radio
      Broadcasting
      Sr. Sub. Notes
      9.375%..................  10/01/04       10        10,400
    Citadel Broadcasting Co.
      Sr. Sub. Notes 144A
      10.25%..................  07/01/07       10        10,000
    Granite Broadcasting Corp.
      Sr. Sub. Debs.
      10.375%.................  05/15/05       75        77,625
    News America Holdings
      Debs.
      7.70%...................  10/30/25      835       790,119
      7.75%...................  12/01/45      365       343,100
    SFX Broadcasting, Inc.
      Sr. Sub. Notes
      10.75%..................  05/15/06      100       109,500
    Sinclair Broadcasting
      Group
      Sr. Sub. Notes
      10.00%..................  09/30/05       80        83,000
    Spanish Broadcasting
      System Sr. Notes 144A
      11.00%..................  03/15/04       25        26,375
    Sullivan Broadcasting
      Holdings Co.
      Sr. Sub. Notes
      10.25%..................  12/15/05       75        77,625
    Sun Media Corp.
      Sr. Sub. Notes 144A
      9.50%...................  02/15/07       10        10,125
    Young Broadcasting, Inc.
      Notes Cl-B
      9.00%...................  01/15/06        5         5,000
                                                  -------------
                                                      1,685,169
                                                  -------------
BUILDING MATERIALS -- 0.1%
    Atrium Companies, Inc. Sr.
      Sub. Notes
      10.50%..................  11/15/06       10        10,300
    Building Materials Corp.
      Sr. Notes
      8.625%..................  12/15/06       10        10,250
    Cemex SA 144A
      12.75%..................  07/15/06       10        11,587

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Inter-City Products Corp.
      USA
      Sr. Notes
      9.75%...................  03/01/00 $     45 $      46,237
    Polytama International
      Notes
      11.25%..................  06/15/07       25        25,875
    Southdown, Inc.
      Sr. Sub. Notes
      10.00%..................  03/01/06       75        81,937
    Terex Corp.
      Sr. Notes
      13.25%..................  05/15/02       35        39,287
                                                  -------------
                                                        225,473
                                                  -------------
BUSINESS SERVICES -- 0.1%
    Affinity Group Holdings
      Sr. Notes 144A
      11.00%..................  04/01/07       40        42,200
    Outsourcing Solutions
      Corp. Sr. Sub. Notes
      11.00%..................  11/01/06       20        21,650
    Primark Corp. Sr. Notes
      8.75%...................  10/15/00       75        75,750
                                                  -------------
                                                        139,600
                                                  -------------
CHEMICALS -- 0.1%
    Harris Chemical North
      American Sr. Sub. Notes
      10.75%..................  10/15/03       40        41,100
    Millennium America, Inc.
      7.00%...................  11/15/06      350       343,000
    Pioneer Americas
      Acquisition Co. Sr.
      Notes
      9.25%...................  06/15/07       10         9,913
    Sterling Chemicals
      Holdings Sr. Disc. Notes
      [STEP]
      11.21%..................  08/15/08       35        23,187
                                                  -------------
                                                        417,200
                                                  -------------
CLOTHING & APPAREL -- 0.0%
    GFSI, Inc.
      Sr. Sub. Notes 144A
      9.625%..................  03/01/07       10        10,150
    Glenoit Corp.
      Sr. Sub. Notes 144A
      11.00%..................  04/15/07       10        10,537
                                                  -------------
                                                         20,687
                                                  -------------
COMPUTER SERVICES & SOFTWARE -- 0.0%
    Printpack, Inc. Sr. Notes
      9.875%..................  08/15/04       25        26,406
    Viasystems, Inc.
      Sr. Sub. Notes 144A
      9.75%...................  06/01/07       10        10,250
                                                  -------------
                                                         36,656
                                                  -------------
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
CONGLOMERATES -- 0.3%
    Perez Companc SA
      144A
      9.00%...................  01/30/04 $     15 $      15,562
    Philip Morris Co., Inc.
      Debs.
      7.50%...................  01/15/02      425       432,969
      7.75%...................  01/15/27      480       470,400
                                                  -------------
                                                        918,931
                                                  -------------
CONSTRUCTION -- 0.0%
    Newport News Shipbuilding,
      Inc. Sr. Notes
      8.625%..................  12/01/06       20        20,600
      9.25%...................  12/01/06       15        15,637
    Webb, (Del E.) Corp. Sr.
      Sub. Notes
      9.75%...................  01/15/08       15        15,300
                                                  -------------
                                                         51,537
                                                  -------------
CONSUMER PRODUCTS & SERVICES -- 0.1%
    Affinity Group
      Sr. Sub. Notes
      11.50%..................  10/15/03       55        59,125
    Consumers International
      Corp.
      Sr. Notes 144A
      10.25%..................  04/01/05       10        10,600
    Foamex LP
      Sr. Sub. Notes 144A
      9.875%..................  06/15/07       10        10,300
    French Fragrances, Inc.
      Sr. Notes 144A
      10.375%.................  05/15/07       10        10,325
    Hedstrom Corp.
      Sr. Sub. Notes 144A
      10.00%..................  06/01/07       15        15,300
    Hedstrom Holdings, Inc.
      [STEP] 144A
      12.00%..................  06/01/09        5         2,975
    Herff Jones, Inc.
      Sr. Sub. Notes
      11.00%..................  08/15/05       45        48,825
    Imed Corp.
      Sr. Sub. Notes 144A
      9.75%...................  12/01/06       40        40,700
    MacAndrews & Forbes Debs.
      13.00%..................  03/01/99      100       100,500
    Pierce Leahy Corp.
      Sr. Sub. Notes
      11.125%.................  07/15/06        5         5,500
                                                  -------------
                                                        304,150
                                                  -------------
CONTAINERS & PACKAGING -- 0.1%
    Gaylord Container Corp.
      Sr. Notes
      11.50%..................  05/15/01       50        52,438

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Ivex Packaging Corp.
      Sr. Sub. Notes
      12.50%..................  12/15/02 $     45 $      48,319
    Owens-Illinois, Inc.
      Sr. Notes
      8.10%...................  05/15/07       20        20,400
    Riverwood International
      Co.
      Notes
      10.875%.................  04/01/08       10         9,000
    Stone Container Corp.
      First Mtge.
      10.75%..................  10/01/02        5         5,238
                                                  -------------
                                                        135,395
                                                  -------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Celestica International
      Sr. Sub. Notes
      10.50%..................  12/31/06       20        21,600
    HCC Industries
      Sr. Sub. Notes 144A
      10.75%..................  05/15/07       15        15,788
    International Wire Group
      Sr. Sub. Notes 144A
      11.75%..................  06/01/05       30        32,814
    Tracor, Inc.
      Sr. Sub. Notes
      8.50%...................  03/01/07        5         5,000
    Wavetek Corp.
      Sr. Sub. Notes 144A
      10.125%.................  06/15/07       10        10,150
                                                  -------------
                                                         85,352
                                                  -------------
ENTERTAINMENT & LEISURE -- 0.7%
    ACT III Theaters
      Sr. Sub. Notes
      11.875%.................  02/01/03       60        65,025
    AMC Entertainment, Inc.
      Sr. Sub. Notes 144A
      9.50%...................  03/15/09       40        41,500
    Argosy Gaming Co.
      First Mtge.
      13.25%..................  06/01/24       25        24,125
    Cinemark USA, Inc.
      Sr. Sub. Notes
      9.625%..................  08/01/08       65        66,463
    Coast Hotels & Casino
      Notes Cl-B
      13.00%..................  12/15/02       55        61,394
    Colorado Gaming &
      Entertainment Corp.
      [PIK]
      12.00%..................  06/01/03      150       157,510
    Greate Bay Property
      Funding
      First Mtge.
      10.875%.................  01/15/04       25        22,375
    Lady Luck Gaming
      First Mtge.
      11.875%.................  03/01/01       45        45,731
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Louisiana Casino Cruises
      First Mtge.
      11.50%..................  12/01/98 $    100 $     102,250
    Mohegan Tribal Gaming
      Cl-B Sr. Notes
      13.50%..................  11/15/02       30        39,413
    Players International
      Sr. Notes
      10.875%.................  04/15/05       25        25,813
    Premier Parks Corp.
      Sr. Notes
      9.75%...................  01/15/07       50        52,125
    Premier Parks Corp.
      Sr. Notes Cl-A
      12.00%..................  08/15/03       40        44,450
    Showboat Marina Casinos
      First Mtge.
      13.50%..................  03/15/03       75        86,250
    Six Flags Theme Parks
      Sr. Sub. Notes Cl-A
      [STEP]
      5.79%...................  06/15/05       40        40,800
    Time Warner Entertainment
      Debs.
      7.25%...................  09/01/08      850       836,188
      8.875%..................  10/01/12      425       469,094
                                                  -------------
                                                      2,180,506
                                                  -------------
ENVIRONMENTAL SERVICES -- 0.3%
    Allied Waste Industries
      Sr. Notes [STEP] 144A
      11.30%..................  06/01/07       50        31,000
    Allied Waste North America
      Sr. Sub. Notes 144A
      10.25%..................  12/01/06       35        37,800
    WMX Technologies, Inc.
      Notes
      7.10%...................  08/01/26      925       937,719
                                                  -------------
                                                      1,006,519
                                                  -------------
EQUIPMENT SERVICES -- 0.0%
    Coinmach Corp.
      Sr. Notes
      11.75%..................  11/15/05       10        11,088
                                                  -------------
FINANCIAL-BANK & TRUST -- 1.5%
    Allstate Financing II
      7.825%..................  12/01/45      125       121,719
    Banponce Corp.
      Medium-Term Note
      7.125%..................  05/02/02      410       412,563
    Chevy Chase Savings Bank
      Sub. Debs.
      9.25%...................  12/01/05       45        45,225
    Dime Capital Trust I Cl-A
      9.325%..................  05/06/27       10        10,363
    First Nationwide Holdings
      Sr. Notes
      12.50%..................  04/15/03       55        61,875

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    First Nationwide Holdings
      Sr. Sub. Notes
      10.625%.................  10/01/03 $     35 $      38,675
    Greenpoint Capital Trust I
      144A
      9.10%...................  06/01/27       10        10,200
    Imperial Credit Capital
      Trust I
      144A
      10.25%..................  06/14/02       20        20,025
    Korea Development Bank
      Notes
      7.90%...................  02/01/02      350       362,250
    Merita Bank Ltd.
      Sub. Notes
      6.50%...................  01/15/06      500       475,625
    North Fork Bancorp
      8.70%...................  12/15/26        5         5,017
    Peoples Bank-Bridgeport
      Sub. Notes
      7.20%...................  12/01/06      305       297,756
    Provident Capital Trust
      8.60%...................  12/01/26       20        19,650
    Riggs Capital Trust
      144A
      8.625%..................  12/31/26       15        14,831
    Salomon, Inc.
      Sr. Notes
      7.00%...................  05/15/99      360       363,600
    Societe Generale
      144A
      7.85%...................  04/30/07      360       369,345
    Sovereign Capital Trust
      Co.
      Guaranteed 144A
      9.00%...................  04/01/27       15        14,981
    St. Paul Bancorp.
      Sr. Notes
      7.125%..................  02/15/04      350       346,063
    Standard Credit Card
      Master Trust 1991-3 Cl-A
      8.875%..................  07/07/98    1,310     1,348,513
    State Development Bank of
      China
      Notes
      7.375%..................  02/01/07      180       180,000
    Swedbank
      Sub. Notes 144A
      7.50%...................  11/29/49      360       360,896
                                                  -------------
                                                      4,879,172
                                                  -------------
FINANCIAL SERVICES -- 2.1%
    Aames Financial Corp.
      Sr. Notes
      9.125%..................  11/01/03       40        40,800
    AFC Capital Trust I
      144A
      8.207%..................  02/03/27      270       273,375
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    CIA Latino Americana
      144A
      11.625%.................  06/01/04 $     10 $      10,513
    Colonial Capital I
      Notes Guaranteed
      8.92%...................  01/15/27       15        15,300
    Consorcio Equatoriano
      Notes 144A
      14.00%..................  05/01/02       10        10,613
    Contifinancial Corp.
      Sr. Notes
      8.375%..................  08/15/03       45        46,125
    Continental Global Group
      Sr. Notes 144A
      11.00%..................  04/01/07       25        26,281
    Dollar Financial Group
      Sr. Notes
      10.875%.................  11/15/06       15        16,088
    Esat Holdings Ltd.
      [STEP] 144A
      12.50%..................  02/01/07       35        21,175
    First Financial Caribbean
      Corp.
      Sr. Notes
      7.84%...................  10/10/06      200       199,250
    Ford Motor Credit Co.
      Sr. Notes
      7.00%...................  09/25/01      870       878,700
    FRD Acquisition Cl-B
      12.50%..................  07/15/04       10        10,675
    General Motors Acceptance
      Corp.
      Medium-Term Notes
      6.40%...................  05/19/99      835       837,088
    Imperial Credit
      Industries, Inc.
      Sr. Notes 144A
      9.875%..................  01/15/07       20        19,950
    Intertek Finance PLC
      Sr. Sub. Notes 144A
      10.25%..................  11/01/06       25        25,938
    Lehman Brothers Holdings
      Notes
      6.40%...................  12/27/99      465       463,838
    Loomis Fargo & Co.
      Sr. Sub. Notes 144A
      10.00%..................  01/15/04       10        10,200
    Quebec Province
      Debs.
      7.125%..................  02/09/24    1,320     1,242,450
    Railcar Leasing LLC
      6.75%...................  07/15/06      681       681,060
    Rodamco NV Corp.
      Notes
      7.75%...................  05/15/15      565       583,363
    Salomon Inc.
      Notes
      7.30%...................  05/15/02      465       469,190

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Southern Investments U.K.
      Sr. Notes
      6.80%...................  12/01/06 $    245 $     239,181
    The Money Store, Inc.
      Notes
      8.05%...................  04/15/02      405       411,581
    Travelers Capital II Corp.
      7.75%...................  12/01/36      160       155,600
    Vicap SA
      144A
      10.25%..................  05/15/02       20        20,425
    Webster Capital Trust I
      144A
      9.36%...................  01/29/27       10        10,338
    Williams Scotsman, Inc.
      Sr. Notes 144A
      9.875%..................  06/01/07       15        15,038
                                                  -------------
                                                      6,734,135
                                                  -------------
FOOD -- 0.1%
    AmeriKing, Inc.
      Sr. Notes
      10.75%..................  12/01/06        5         5,256
    Chiquita Brands
      Sr. Notes
      9.625%..................  01/15/04       43        44,881
    Del Monte Corp.
      Sr. Sub. Notes 144A
      12.25%..................  04/15/07       10        10,850
    MBW Foods, Inc.
      Sr. Sub. Notes 144A
      9.875%..................  02/15/07       10        10,325
    RJR Nabisco, Inc.
      Notes
      8.75%...................  08/15/05      185       187,081
    Stater Brothers, Inc.
      Sr. Notes
      11.00%..................  03/01/01       10        10,825
    Windy Hill Pet Food Co.
      Sr. Sub. Notes 144A
      9.75%...................  05/15/07        5         5,088
                                                  -------------
                                                        274,306
                                                  -------------
HEALTHCARE SERVICES -- 0.4%
    Columbia/HCA Healthcare
      Notes
      6.91%...................  06/15/05      410       405,900
    Genesis Health Ventures,
      Inc.
      Sr. Sub. Notes
      9.25%...................  10/01/06       45        45,450
    Integrated Health Services
      Sr. Sub. Notes 144A
      9.50%...................  09/15/07       25        25,813
    Manor Care, Inc.
      Sr. Notes
      7.50%...................  06/15/06      305       309,956
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Merit Behavioral Care
      Sr. Sub. Notes
      11.50%..................  11/15/05 $     40 $      43,250
    National Health Investors,
      Inc.
      7.30%...................  07/16/07      295       293,970
    Paracelsus Healthcare
      Corp.
      Sr. Sub. Notes
      10.00%..................  08/15/06       50        51,250
    Tenet Healthcare Corp. Sr.
      Sub. Notes
      8.00%...................  01/15/05       75        75,563
      8.625%..................  01/15/07       60        61,650
                                                  -------------
                                                      1,312,802
                                                  -------------
HOTELS & MOTELS -- 0.1%
    Hammons, (J.Q.) Hotel
      Group First Mtge.
      8.875%..................  02/15/04       40        40,650
    Host Marriott Travel Plaza
      Sr. Notes Cl-B
      9.50%...................  05/15/05       40        41,900
    Prime Hospitality Corp.
      First Mtge.
      9.25%...................  01/15/06       50        51,875
    Prime Hospitality Corp.
      Sr. Sub. Notes
      9.75%...................  04/01/07       35        36,400
                                                  -------------
                                                        170,825
                                                  -------------
INSURANCE -- 0.5%
    Aegon NV Sub. Notes
      8.00%...................  08/15/06      850       896,750
    Conseco, Inc. Sr. Notes
      10.50%..................  12/15/04      430       503,100
    Reliance Group Holdings
      Sr. Notes
      9.00%...................  11/15/00       40        41,350
                                                  -------------
                                                      1,441,200
                                                  -------------
MACHINERY & EQUIPMENT -- 0.1%
    Agco Corp. Sr. Sub. Notes
      8.50%...................  03/15/06       40        41,150
    Hawk Corp. Sr. Notes
      10.25%..................  12/01/03        5         5,175
    Millipore Corp.
      7.20%...................  04/01/02      340       342,976
    Motors and Gears, Inc. Sr.
      Notes
      10.75%..................  11/15/06       35        36,269
    Polymer Group
      9.00%...................  07/01/07       15        14,759
    W.R. Carpenter North
      America Sr. Sub. Notes
      144A
      10.625%.................  06/15/07        5         5,025
                                                  -------------
                                                        445,354
                                                  -------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.0%
    Fresenius Medical Care AG
      9.00%...................  12/01/06 $     20 $      20,500
    Graphic Controls Corp. Sr.
      Sub. Notes Cl-A
      12.00%..................  09/15/05       35        38,589
                                                  -------------
                                                         59,089
                                                  -------------
METALS & MINING -- 0.4%
    Acindar Industria
      Argentina de Aceros SA
      11.25%..................  02/15/04       10        10,575
    AK Steel Corp. Sr. Notes
      9.125%..................  12/15/06       30        30,900
    Altos Hornos de Mexico
      Notes 144A
      11.875%.................  04/30/04       15        16,050
    Echo Bay Mines Ltd. Jr.
      Sub. Debs.
      11.00%..................  04/01/27       15        15,413
    Freeport-McMoran Copper &
      Gold, Inc.
      Sr. Notes
      7.50%...................  11/15/06      125       124,688
    Noranda, Inc. Debs.
      7.00%...................  07/15/05      680       666,400
    Potash Corp. Notes
      7.125%..................  06/15/07      300       299,625
    WCI Steel, Inc. Sr. Notes
      Cl-B
      10.00%..................  12/01/04       35        36,313
    Wells Aluminum Sr. Notes
      144A
      10.125%.................  06/01/05        5         5,195
                                                  -------------
                                                      1,205,159
                                                  -------------
OFFICE EQUIPMENT -- 0.0%
    United Stationery Supply
      Sr. Sub. Notes
      12.75%..................  05/01/05        5         5,600
                                                  -------------
OIL & GAS -- 0.6%
    Abraxas Petroleum Corp.
      Sr. Notes Cl-B
      11.50%..................  11/01/04       25        27,438
    CITGO Petroleum Corp. Sr.
      Notes
      7.875%..................  05/15/06      170       174,039
    El Paso Natural Gas Co.
      Debs.
      7.50%...................  11/15/26      180       176,625
    Flores & Rucks Sr. Sub.
      Notes
      9.75%...................  10/01/06       40        42,300
    Forcenergy, Inc. Sr. Sub.
      Notes
      8.50%...................  02/15/07       20        19,600
    Kelley Oil & Gas Corp. Sr.
      Sub. Notes
      10.375%.................  10/15/06       10        10,300
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Maxus Energy Corp. Notes
      10.83%..................  09/01/04 $     35 $      40,075
    Pacalta Resources Sr.
      Notes 144A
      10.75%..................  06/15/04       10        10,175
    Panda Global Energy Co.
      Sr. Notes 144A
      12.50%..................  04/15/04       10         9,714
    Parker Drilling Corp.
      Notes
      9.75%...................  11/15/06       30        31,350
    Petroleum Geo-Services
      7.50%...................  03/31/07      175       176,531
    Petroliam Nasional BHD
      Notes 144A
      7.625%..................  10/15/26      750       750,938
    Petsec Energy, Inc.
      Sr. Sub. Notes 144A
      9.50%...................  06/15/07       35        35,087
    Pogo Producing
      Sub. Notes 144A
      8.75%...................  05/15/07        5         5,032
    Pride Petroleum Services,
      Inc.
      Sr. Notes
      9.375%..................  05/01/07       15        15,600
    Snyder Oil Corp.
      Sr. Sub. Notes
      8.75%...................  06/15/07       15        15,000
    Transamerican Energy
      Sr. Disc. Notes [STEP]
      144A
      13.00%..................  06/15/02      160       116,000
      13.24%..................  12/31/03      124        83,598
    Transamerican Energy
      Sr. Notes [STEP] 144A
      11.50%..................  06/15/02       70        68,250
    Wiser Oil Co.
      Sr. Sub. Notes 144A
      9.50%...................  05/15/07       10        10,050
                                                  -------------
                                                      1,817,702
                                                  -------------
PAPER & FOREST PRODUCTS -- 0.1%
    Boise Cascade Corp. Debs.
      7.35%...................  02/01/16      115       108,817
    Florida Coast Paper LLC
      First Mtge.
      12.75%..................  06/01/03       35        36,314
    Indah Kiat Finance
      Mauritius
      144A
      10.00%..................  07/01/07      115       114,856
    Maxxam Group Holdings,
      Inc. Sr. Notes
      12.00%..................  08/01/03        5         5,162
    Radnor Holdings
      Sr. Notes
      10.00%..................  12/01/03        5         5,064

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Repap New Brunswick
      Sr. Notes
      10.625%.................  04/15/05 $     30 $      28,275
                                                  -------------
                                                        298,488
                                                  -------------
PRINTING & PUBLISHING -- 0.0%
    America Media Operation
      Sr. Sub. Notes
      11.625%.................  11/15/04       40        43,600
    Hollinger International
      Publishing Co. Notes
      8.625%..................  03/15/05       15        15,300
      9.25%...................  03/15/07       15        15,336
    Von Hoffman Press, Inc.
      Sr. Sub. Notes 144A
      10.375%.................  05/15/07       10        10,400
                                                  -------------
                                                         84,636
                                                  -------------
RAILROADS -- 0.7%
    Norfolk Southern Corp.
      6.95%...................  05/01/02      425       428,188
      7.80%...................  05/15/27      815       835,375
      7.05%...................  05/01/37      755       766,325
    TFM SA de CV
      144A
      10.25%..................  06/15/07       10        10,187
    TFM SA de CV
      [STEP] 144A
      11.78%..................  06/15/09       50        28,813
                                                  -------------
                                                      2,068,888
                                                  -------------
REAL ESTATE -- 0.0%
    Continental Homes Holding
      Sub. Notes
      10.00%..................  04/15/06       15        15,713
                                                  -------------
RETAIL & MERCHANDISING -- 0.4%
    Brylane L.P.
      Sr. Sub. Notes Cl-B
      10.00%..................  09/01/03       30        31,724
    Corporate Express
      Sr. Sub. Notes
      9.125%..................  03/15/04       35        34,954
    Federated Department
      Stores
      Sr. Notes
      8.50%...................  06/15/03      720       767,700
    Loehmann's Holdings, Inc.
      Sr. Notes
      11.875%.................  05/15/03       20        20,600
    Mothers Work, Inc.
      Sr. Notes
      12.625%.................  08/01/05       25        25,654
    Ralph's Grocery Co.
      Sr. Sub. Notes 144A
      11.00%..................  06/15/05        5         5,475
    Rite Aid Corp. Notes
      6.70%...................  12/15/01      170       169,362
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Sassco Fashions Ltd.
      144A
      12.75%..................  12/31/03 $     25 $      26,250
    Southland Corp.
      Sr. Sub. Debs.
      5.00%...................  12/15/03      100        84,875
    Specialty Retail Group,
      Inc.
      Notes 144A
      8.50%...................  07/15/05       10        10,075
    William Carter Holdings
      144A
      12.00%..................  10/01/08       20        20,300
                                                  -------------
                                                      1,196,969
                                                  -------------
SEMI-CONDUCTORS -- 0.0%
    Fairchild Semiconductor
      Sr. Sub. Notes 144A
      10.125%.................  03/15/07       30        31,800
    Fairchild Semiconductor
      Sr. Sub. Notes [PIK]
      144A
      11.74%..................  03/15/07       25        26,125
    International Semi-Tech
      Microelectronics Sr.
      Disc. Notes [STEP]
      13.30%..................  08/15/03       50        30,500
                                                  -------------
                                                         88,425
                                                  -------------
TELECOMMUNICATIONS -- 1.5%
    Adelphia Communications
      Corp. Sr. Notes Cl-B
      10.25%..................  07/15/00       10        10,200
    Airtouch Communications,
      Inc. Notes
      7.125%..................  07/15/01      295       297,950
    Arch Communications Group
      Sr. Disc. Notes [STEP]
      14.26%..................  03/15/08       30        15,825
    Benedek Communications Sr.
      Disc. Notes [STEP]
      14.47%..................  05/15/06       75        45,937
    Brooks Fiber Properties,
      Inc. Sr. Notes 144A
      10.00%..................  06/01/07       20        20,350
    Centennial Cellular Sr.
      Notes
      8.875%..................  11/01/01       75        75,187
    Century Communications
      Corp. Sr. Notes
      9.50%...................  03/01/05       60        61,800
    Cia Telecom Chile Notes
      7.625%..................  07/15/06      995     1,022,362
    Colt Telecom Group PLC
      Units [STEP]
      12.00%..................  12/15/06       35        22,836
    Comcast Cellular Sr. Notes
      144A
      9.50%...................  05/01/07       45        45,673

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Comcast U.K. Cable Corp.
      Debs. [STEP]
      10.24%..................  11/15/07 $     60 $      45,150
    Comcast U.K. Cable Corp.
      Sr. Sub. Debs.
      9.50%...................  01/15/08      150       159,000
    Commodore Media, Inc. Sr.
      Sub. Notes [STEP] 144A
      7.50%...................  05/01/03       80        87,200
    Diamond Cable
      Communications PLC Sr.
      Disc. Notes [STEP]
      10.61%..................  12/15/05       60        41,400
    Dobson Communications
      Corp. Sr. Notes
      11.75%..................  04/15/07       40        39,200
    Globalstar LP 144A
      11.375%.................  02/15/04       45        45,338
    Globo Communicacoes
      Partners Notes 144A
      10.50%..................  12/20/06       60        64,050
    Heartland Wireless Sr.
      Notes Cl-B
      14.00%..................  10/15/04       45        18,450
    Innova S. De. R.L. Sr.
      Notes. 144A
      12.875%.................  04/01/07       30        31,538
    Intercel, Inc. Sr. Disc.
      Notes [STEP]
      12.17%..................  02/01/06       70        42,963
    Intermedia Communications
      of Florida, Inc. Sr.
      Notes
      13.50%..................  06/01/05       40        45,750
    International Cabletel,
      Inc. Sr. Notes [STEP]
      11.88%..................  02/01/06       65        45,013
    ITC Deltacom, Inc. Sr.
      Notes 144A
      11.00%..................  06/01/07       30        30,825
    Jacor Communications Co.
      Notes
      9.75%...................  12/15/06       10        10,574
    JCAC Communications, Inc.
      Sr. Sub. Notes
      10.125%.................  06/15/06       45        48,150
    Jones Intercable Sr. Sub.
      Debs.
      10.50%..................  03/01/08       30        32,550
    L-3 Communications Corp.
      Sr. Sub. Notes 144A
      10.375%.................  05/01/07       20        21,300
    Marcus Cable Co. Debs.
      11.875%.................  10/01/05       60        64,950
    Marcus Cable Operating Co.
      Sr. Disc. Notes [STEP]
      2.25%...................  08/01/04       50        43,500
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    McCaw International Ltd.
      Units [STEP] 144A
      13.00%..................  04/15/07 $     10 $       5,000
    McLeod, Inc. [STEP] 144A
      10.50%..................  03/01/07       55        35,062
    MFS Communications, Inc.
      Sr. Disc. Notes [STEP]
      8.11%...................  01/15/04       75        69,563
    MFS Communications, Inc.
      Sr. Notes [STEP]
      8.05%...................  01/15/06       80        63,000
    Millicom International
      Cellular Sr. Disc. Notes
      [STEP]
      12.59%..................  06/01/06       80        59,000
    Mobile Telecommunications
      Corp. Sr. Notes
      13.50%..................  12/15/02       20        21,300
    Nextlink Communications
      [PIK]
      14.00%..................  02/01/09       40        20,895
    Nextel Communications,
      Inc.
      Sr. Disc. Notes [STEP]
      13.01%..................  09/01/03        5         4,363
      13.30%..................  08/15/04      205       158,363
    Omnipoint Corp.
      Sr. Notes
      11.625%.................  08/15/06       75        71,250
    Orbcomm Global LP
      Sr. Notes Cl-B
      14.00%..................  08/15/04       40        40,700
    Pegasus Media &
      Communications, Inc.
      Notes
      12.50%..................  07/01/05       45        49,613
    Pricellular Wireless
      Sr. Notes
      10.75%..................  11/01/04       40        42,150
    Radio One, Inc.
      144A
      7.00%...................  05/15/04       10         8,914
    RBS Participacoes SA Co.
      Notes 144A
      11.00%..................  04/01/07       15        15,843
    Rogers Cablesystems Ltd.
      Notes
      11.00%..................  12/01/15       60        65,550
    TCI Satellite
      Entertainment
      Sr. Sub. Notes 144A
      10.875%.................  02/15/07       30        30,150
    Teleport Communications
      Sr. Disc. Notes [STEP]
      9.61%...................  07/01/07       30        21,714
    TV Azteca Yankee
      Sr. Notes 144A
      10.50%..................  02/15/07       15        15,450
    TV Filme, Inc.
      Sr. Notes 144A
      12.875%.................  12/15/04       15        15,637

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    U.S. West Capital Funding
      Notes
      6.95%...................  01/15/37 $    710 $     710,887
    Viacom, Inc.
      Sub. Debs.
      8.00%...................  07/07/06       40        39,100
    Worldcom, Inc.
      7.75%...................  01/01/07      805       828,144
                                                  -------------
                                                      4,926,669
                                                  -------------
TRANSPORTATION -- 0.0%
    Atlantic Express
      Sr. Notes 144A
      10.75%..................  02/01/04       10        10,438
    Chemical Leaman Corp.
      Sr. Notes 144A
      10.375%.................  06/15/05       10        10,224
                                                  -------------
                                                         20,662
                                                  -------------
UTILITIES -- 0.5%
    AES China Generating Co.
      Ltd. Sr. Notes
      10.125%.................  12/15/06       10        10,674
    Arizona Public Service
      Sr. Notes
      6.75%...................  11/15/06      205       199,619
    Cleveland Electric
      Illumination Co.
      First Mtge. Cl-B
      9.50%...................  05/15/05       25        27,063
    CMS Energy Corp.
      Sr. Notes
      8.125%..................  05/15/02       25        25,155
    Connecticut Light & Power
      First Mtge.
      7.875%..................  06/01/01      290       295,075
    El Paso Electric Co.
      First Mtge. Cl-E
      9.40%...................  05/01/11       10        10,736
    Enersis SA Notes
      7.40%...................  12/01/16      520       500,500
      6.60%...................  12/01/26      220       215,050
    Illinova Corp. Notes
      7.125%..................  02/01/04      115       113,994
    Long Island Lighting Debs.
      9.00%...................  11/01/22       40        43,900
    Niagara Mohawk Power Corp.
      Notes
      9.95%...................  06/01/00       50        50,056
    Northeast Utilities System
      Notes
      8.38%...................  03/01/05       31        30,130
      8.58%...................  12/01/06       10         9,256
                                                  -------------
                                                      1,531,208
                                                  -------------
TOTAL CORPORATE OBLIGATIONS
  (COST $36,605,781)....................             36,726,704
                                                  -------------
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
TAXABLE MUNICIPAL BONDS -- 0.3%
    N.J. Economic Development Authority
      7.425%
      (COST $850,000).........  02/15/29 $    850 $     850,000
                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.5%
FEDERAL HOME LOAN MORTGAGE CORP. -- 1.4%
      9.50%...................  05/01/05      450       473,967
      7.50%...................  02/01/27      857       860,945
      7.50%...................  04/01/27       38        37,725
      7.50%...................  05/01/27      324       325,336
      7.50%...................  05/01/27       97        96,974
      7.50%...................  05/27/27       37        36,990
      7.50%...................  06/01/27      423       424,485
      7.50%...................  06/01/27      641       643,393
      7.50%...................  06/01/27      337       337,862
      7.50%...................  06/01/27      615       617,185
      7.50%...................  06/01/27      618       620,420
                                                  -------------
                                                      4,475,282
                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.2%
      7.00%...................  03/18/02      278       279,711
      6.50%...................  03/01/04       37        36,452
      6.50%...................  05/01/04      677       669,614
      6.50%...................  06/01/04      711       702,356
      6.50%...................  06/01/04      317       313,137
      6.50%...................  06/01/04       97        95,589
      6.50%...................  06/01/04      216       213,577
      6.50% [TBA].............  07/15/04      330       325,977
      8.50%...................  10/15/08    1,061     1,107,755
      5.50%...................  02/01/11      690       653,572
      5.50%...................  05/01/11      692       653,663
      5.50%...................  05/01/11      693       656,763
      5.50%...................  05/01/11      379       358,788
      5.50%...................  05/01/11      691       652,629
      9.50%...................  08/01/22      997     1,071,576
      7.00%...................  12/18/22      628       603,824
      7.50%...................  10/15/23       44        44,366
      6.50%...................  01/01/26      888       850,053
      6.50%...................  02/01/26      664       635,609
      6.50%...................  04/01/26      896       857,920
      6.50%...................  04/01/26      728       696,637
      6.50%...................  07/01/26       51        48,465
      7.00%...................  08/01/26      381       373,953
      9.00%...................  10/01/26      193       203,668
      7.00%...................  12/01/26      919       900,793
      7.00%...................  12/01/26      990       970,820
      8.00%...................  12/01/26       57        58,484
      7.50%...................  01/01/27      418       419,086
      7.50%...................  01/01/27      103       102,837
      6.50%...................  02/01/27    1,038       993,220
      7.00%...................  03/01/27       71        70,026
      7.00%...................  03/01/27      302       296,243
      8.00%...................  03/01/27      900       920,674
      8.00%...................  03/01/27       25        25,507
      8.00%...................  04/01/27       50        50,843
      8.00%...................  04/01/27      827       845,535
      8.00%...................  04/01/27      424       433,771

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
      7.00%...................  05/01/27 $    272 $     266,976
      7.50%...................  05/01/27      624       625,454
      7.50%...................  06/01/27      154       154,875
      7.50%...................  06/01/27      480       481,500
      7.00% [TBA].............  07/16/27    1,040     1,018,878
      9.00% [TBA].............  07/16/27    2,160     2,274,761
                                                  -------------
                                                     23,015,937
                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.9%
      10.00%..................  06/15/13      561       616,482
      7.00%...................  08/15/23    1,792     1,761,449
      7.00%...................  01/15/26       73        71,673
      7.00%...................  02/15/26      323       317,038
      7.00%...................  05/15/26      861       846,277
      7.50%...................  09/15/26      359       360,491
      8.50%...................  10/15/26      854       888,564
      8.00%...................  11/15/26      980     1,002,314
      8.00%...................  11/15/26      239       244,759
      7.50%...................  12/15/26    1,494     1,499,782
      8.00%...................  01/15/27      258       264,017
      7.00%...................  02/15/27       50        49,490
      7.00%...................  02/15/27      845       830,295
      7.00%...................  02/15/27       72        70,498
      8.00%...................  02/15/27      553       565,290
      8.50%...................  03/15/27      906       942,494
      7.50%...................  04/15/27    1,017     1,021,300
      7.50%...................  04/15/27      232       232,969
      8.50%...................  04/15/27      454       471,914
      7.50%...................  05/15/27      813       815,952
      5.50% [TBA].............  07/16/27    3,100     3,064,628
                                                  -------------
                                                     15,937,676
                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $43,103,582)....................             43,428,895
                                                  -------------
U.S. TREASURY OBLIGATIONS -- 1.7%
    U.S. Treasury Bills
      5.02%...................  08/14/97      410       407,441
    U.S. Treasury Bonds
      8.125%..................  08/15/19    3,680     4,200,867
    U.S. Treasury Notes
      6.875%..................  05/15/06      750       765,607
                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $5,340,916).....................              5,373,915
                                                  -------------
COLLATERALIZED MORTGAGE & ASSET-BACKED OBLIGATIONS -- 3.0%
    Advanta Mtge. Loan Trust
      Series 1997-2 Cl-A2
      7.05%...................  05/25/21      805       809,277
    Associates Manufactured
      Housing Series 1996-1
      Cl-A3
      7.00%...................  03/15/27      685       692,988
    Capital Equipment
      Receivables Trust Series
      1996-1 Cl-A4
      6.28%...................  06/15/00      600       599,952
                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Federal National Mtge.
      Assoc. REMIC Series
      1993-240 Cl-B
      6.25%...................  12/25/13 $    548 $     525,316
    Ford Credit Auto Owner
      Trust Series 1996-A Clay
      6.50%...................  11/15/99      890       896,236
    Green Tree Financial Corp.
      Series 1997-2 Cl-A6
      7.24%...................  03/15/25      635       644,011
    Green Tree Financial Corp.
      Series 1997-3 Cl-A4
      6.93%...................  07/15/28    1,095     1,095,035
    Green Tree Financial Corp.
      Series 1997-4 Cl-A3
      6.45%...................  09/15/28      505       503,737
    Green Tree Recreational,
      Equipment & Consumer
      Trust Series 1997-B
      Cl-A1
      6.55%...................  07/15/28    1,220     1,220,000
    Premier Auto Trust
      Series 1996-4 Cl-A4
      6.40%...................  10/06/01      500       499,187
    Salomon Brothers Mortgage
      Securities VII
      Series 1993-C1 Cl-A
      6.90%...................  01/18/23      446       448,999
    Securitized Asset Sales,
      Inc.
      6.8076%.................  11/28/23      976       930,415
    Standard Credit Card
      Master Trust Series
      1995-6 Cl-A
      6.75%...................  06/07/00      860       866,721
                                                  -------------
TOTAL COLLATERALIZED MORTGAGE & ASSET-
  BACKED OBLIGATIONS
  (COST $9,695,183).....................              9,731,874
                                                  -------------
SOVEREIGN ISSUES -- 0.0%
NETHERLANDS
    Asia Pulp & Paper
      International Finance
      Co.
      Notes
      11.75%
      (COST $47,725)..........  10/01/05       45        49,613
                                                  -------------
REPURCHASE AGREEMENTS -- 10.4%
    UBS Securities Funding,
      Inc. 5.90% dated
      06/30/97, repurchase
      price $33,365,467
      (Collateralized by U.S.
      Treasury Bond, par value
      $33,391,000, market
      value $33,979,275, due
      05/15/98)
      (COST $33,360,000)......  07/01/97   33,360    33,360,000
                                                  -------------
TOTAL INVESTMENTS -- 101.9%
  (COST $299,889,558)...................            327,067,641
                                                  -------------

AST PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
SALE COMMITMENTS -- (1.3%)
    Federal National Mtge. Assoc. [TBA]
       6.50%..................  07/15/04 $  2,384 $ (2,354,938)
       5.50%..................  07/15/12      225     (212,414)
       7.50%..................  07/16/27    1,620   (1,625,063)
                                                  -------------
TOTAL SALE COMMITMENTS
  (COST $(4,192,390))...................            (4,192,415)
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.6%)................................            (1,854,720)
                                                  -------------
NET ASSETS -- 100.0%....................          $ 321,020,506
                                                    ===========

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCIPAL
                   AMOUNT        CONTRACTED                UNREALIZED
                   COVERED        EXCHANGE   EXPIRATION   APPRECIATION
TYPE             BY CONTRACT        RATE       MONTH     (DEPRECIATION)
----------------------------------------------------------
Buy      CAD     $    4,302         1.3812      07/97       $      2
Buy      CAD         38,727         1.3800      07/97            (17)
Buy      CAD         13,221         1.3803      07/97             (2)
Buy      CHF        424,117         1.3911      08/97        (18,251)
Buy      GBP         29,197         0.6006      07/97              6
Buy      ITL        197,503      1,696.8100     07/97           (429)
Buy      JPY         81,166       113.1350      07/97         (1,038)
                                                            --------
                                                            $(19,729)
                                                            ========
Sell     CHF     $1,038,093         1.4430      08/97       $  7,605
Sell     DEM        936,220         1.7090      07/97         16,680
Sell     FRF      1,844,005         5.7646      08/97         29,978
Sell     FRF        457,344         5.6850      08/97         13,650
Sell     JPY        770,249       124.6350      07/97        (69,558)
Sell     JPY         74,108       114.5450      07/97              1
Sell     JPY      1,443,783       111.5929      11/97         17,520
Sell     SEK         84,262         7.7347      07/97           (115)
Sell     SEK         41,073         7.7332      07/97            (50)
                                                            --------
                                                            $ 15,711
                                                            ========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.4% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
CORPORATE OBLIGATIONS -- 87.7%
ADVERTISING -- 0.5%
    Larmar Advertising Co.
      Sr. Sub. Notes
      9.625%...............  12/01/06  $  1,400   $  1,445,500
                                                  ------------
AUTOMOTIVE PARTS -- 3.1%
    Aftermarket Technology,
      Inc. Sr. Sub. Notes
      12.00%...............  08/01/04     1,938      2,170,560
    Collins & Aikman
      Products Sr. Sub.
      Notes
      11.50%...............  04/15/06     2,600      2,957,500
    Exide Corp. Sr. Notes
      10.00%...............  04/15/05     1,225      1,277,062
    Lear Corp. Sub. Notes
      9.50%................  07/15/06     1,500      1,601,250
    Lear Seating Corp. Sr.
      Sub. Notes
      11.25%...............  07/15/00       150        151,500
      8.25%................  02/01/02       550        554,125
    Oxford Automotive, Inc.
      Sr. Sub. Notes 144A
      10.125%..............  06/15/07       900        910,125
                                                  ------------
                                                     9,622,122
                                                  ------------
BEVERAGES -- 0.2%
    Dr. Pepper Bottling
      Holding Co. Sr. Notes
      [STEP]
      9.15%................  02/15/03       500        495,000
                                                  ------------
BROADCASTING -- 6.7%
    Argyle Television, Inc.
      Sr. Sub. Notes
      9.75%................  11/01/05       500        520,000
    Australis Media Ltd.
      Units [STEP]
      8.95%................  05/15/03       625        462,500
    Capstar Radio
      Broadcasting Sr. Sub.
      Notes 144A
      9.25%................  07/01/07       700        682,500
    Chancellor Broadcasting
      Co. Sr. Sub. Notes
      9.375%...............  10/01/04       750        781,875
    Chancellor Broadcasting
      Co. Sr. Sub. Notes
      144A
      8.75%................  06/15/07       600        600,000
    Heritage Media Corp.
      Sr. Sub. Notes
      8.75%................  02/15/06     3,200      3,320,000
    Lenfest Communications
      Sr. Sub. Notes
      8.375%...............  11/01/05     1,250      1,234,375
    NWCG Holding Corp. Sr.
      Disc. Notes [ZCB]
      13.20%...............  06/15/99       300        264,792

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    Outdoor Systems, Inc.
      Sr. Sub. Notes 144A
      8.875%...............  06/15/07  $  2,100   $  2,058,000
    SCI Television, Inc.
      Sr. Notes
      11.00%...............  06/30/05     1,150      1,219,241
    SFX Broadcasting, Inc.
      Sr. Sub. Notes
      10.75%...............  05/15/06     1,175      1,286,625
    Sinclair Broadcasting
      Group Sr. Sub. Notes
      10.00%...............  12/15/03       650        672,750
      10.00%...............  09/30/05     2,000      2,070,000
    Sinclair Broadcasting
      Group Sr. Sub. Notes
      144A
      9.00%................  07/15/07     1,250      1,218,750
    Sullivan Broadcasting
      Holdings Co. Sr. Sub.
      Notes
      10.25%...............  12/15/05     1,800      1,845,000
      13.25%...............  12/15/06       150        147,750
    TCI Communications,
      Inc. Sr. Notes
      6.875%...............  02/15/06       550        521,328
    Young Broadcasting
      Corp. Sr. Sub. Notes
      11.75%...............  11/15/04       250        277,500
      10.125%..............  02/15/05     1,175      1,239,625
    Young Broadcasting
      Corp. Sr. Sub. Notes
      Cl-B
      9.00%................  01/15/06       500        493,750
                                                  ------------
                                                    20,916,361
                                                  ------------
BUILDING MATERIALS -- 0.7%
    American Builders Sr.
      Sub. Notes 144A
      10.625%..............  05/15/07       575        595,125
    Collins & Aikman Floor
      Covering Corp. Sr.
      Sub. Notes 144A
      10.00%...............  01/15/07       525        534,187
    Falcon Building
      Products Sr. Sub.
      Notes 144A
      9.50%................  06/15/07       350        351,750
    Falcon Building
      Products [STEP] 144A
      10.50%...............  06/15/07     1,000        605,000
                                                  ------------
                                                     2,086,062
                                                  ------------
BUSINESS SERVICES -- 0.4%
    Outsourcing Solutions
      Corp. Sr. Sub. Notes
      11.00%...............  11/01/06     1,000      1,095,000
                                                  ------------
CAPITAL GOODS -- 0.2%
    Australis Holdings Ltd.
      [STEP]
      9.88%................  11/01/02     1,000        740,000
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
CHEMICALS -- 3.7%
    Astor Corp. Sr. Sub.
      Notes Cl-B
      10.50%...............  10/15/06  $  1,025   $  1,091,625
    Buckeye Cellulose Corp.
      Sr. Sub. Notes
      8.50%................  12/15/05       250        253,750
    Crain Industries, Inc.
      Sr. Sub. Notes
      13.50%...............  08/15/05       500        572,500
    Harris Chemical North
      America Sr. Notes
      10.25%...............  07/15/01     2,000      2,060,000
    ISP Holdings, Inc. Sr.
      Notes Cl-B
      9.75%................  02/15/02       500        532,500
      9.00%................  10/15/03     1,275      1,327,594
    Polymer Group, Inc. Sr.
      Notes
      12.25%...............  07/15/02     1,000      1,118,030
    Polymer Group, Inc. Sr.
      Sub. Notes
      9.00%................  07/01/07     1,250      1,229,888
    RBX Corp. Notes Cl-B
      11.25%...............  10/15/05     1,000        890,000
    Sterling Chemicals
      Holdings Sr. Disc.
      Notes [STEP]
      11.61%...............  08/15/08     2,925      1,952,437
    Uniroyal Technology
      Corp. Sr. Notes
      11.75%...............  06/01/03       425        425,000
                                                  ------------
                                                    11,453,324
                                                  ------------
CLOTHING & APPAREL -- 1.4%
    Brylane L.P. Sr. Sub.
      Notes Cl-B
      10.00%...............  09/01/03     1,325      1,424,375
    GFSI, Inc. Sr. Sub.
      Notes 144A
      9.625%...............  03/01/07       100        101,250
    Glenoit Corp. Sr. Sub.
      Notes 144A
      11.00%...............  04/15/07     1,400      1,473,500
    Hosiery Corp. of
      America, Inc. Sr.
      Sub. Notes
      13.75%...............  08/01/02       500        547,500
    Pillowtex Corp. Sr.
      Sub. Notes
      10.00%...............  11/15/06       750        787,500
                                                  ------------
                                                     4,334,125
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.6%
    Alvey Systems, Inc. Sr.
      Sub. Notes
      11.375%..............  01/31/03     1,750      1,811,250
                                                  ------------
                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
CONSUMER PRODUCTS & SERVICES -- 5.1%
    American Safety Razor
      Co. Sr. Notes
      9.875%...............  08/01/05  $  1,250   $  1,312,500
    Cabot Safety Corp. Sr.
      Sub. Notes
      12.50%...............  07/15/05     1,500      1,657,500
    Herff Jones, Inc. Sr.
      Sub. Notes
      11.00%...............  08/15/05       550        596,750
    Playtex Family Products
      Corp. Sr. Sub. Notes
      9.00%................  12/15/03     2,100      2,136,750
    Renaissance Cosmetics,
      Inc. Sr. Notes
      11.75%...............  02/15/04       650        676,000
    Revlon Consumer
      Products Corp. Sr.
      Notes Cl-B
      9.375%...............  04/01/01       500        516,875
      10.50%...............  02/15/03     1,375      1,474,687
    Simmons Co. Sr. Sub.
      Notes
      10.75%...............  04/15/06     1,250      1,325,000
    Syratech Corp. Sr.
      Notes
      11.00%...............  04/15/07     1,500      1,601,250
    Westpoint Stevens, Inc.
      Sr. Sub. Debs.
      9.375%...............  12/15/05     4,425      4,624,125
                                                  ------------
                                                    15,921,437
                                                  ------------
CONTAINERS & PACKAGING -- 3.3%
    Container Corp. of
      America Sr. Notes
      9.75%................  04/01/03       250        263,750
      11.25%...............  05/01/04       250        273,750
    Four M Corp. Sr. Notes
      12.00%...............  06/01/06     1,300      1,348,750
    Owens Illinois, Inc.
      Sr. Sub. Notes
      10.00%...............  08/01/02       500        527,500
      9.75%................  08/15/04       200        210,750
      9.95%................  10/15/04     2,750      2,921,875
    Packaging Resources,
      Inc. Sr. Notes
      11.625%..............  05/01/03       450        470,250
    Plastic Containers Sr.
      Notes Cl-B
      10.00%...............  12/15/06       450        469,125
    Riverwood International
      Co. Notes
      10.875%..............  04/01/08       625        565,625

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    Stone Container Corp.
      Sr. Notes
      12.58%...............  08/01/97  $  1,550   $  1,643,000
      11.50%...............  10/01/04     1,200      1,254,000
    U.S. Can Corp. Sr. Sub.
      Notes Cl-B
      10.125%..............  10/15/06       400        428,000
                                                  ------------
                                                    10,376,375
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    Advanced Micro Devices,
      Inc. Sr. Notes
      11.00%...............  08/01/03     1,400      1,564,500
    Amphenol Corp. Sr. Sub.
      Notes
      9.875%...............  05/15/07       450        466,875
    Electronic Retailing
      Systems, Inc. [STEP]
      144A
      13.25%...............  02/01/04       875        608,125
    Fairchild Semiconductor
      Sr. Sub. Notes 144A
      10.125%..............  03/15/07     1,250      1,325,000
    Therma-Wave, Inc. Sr.
      Notes 144A
      10.625%..............  05/15/04       250        267,500
    Viasystems, Inc. Sr.
      Sub. Notes 144A
      9.75%................  06/01/07       675        688,500
                                                  ------------
                                                     4,920,500
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.8%
    AMF Group, Inc. Notes
      10.875%..............  03/15/06       400        434,000
    AMF Group, Inc. Sr.
      Disc. Notes [STEP]
      11.12%...............  03/15/06     3,375      2,413,125
    Cobblestone Golf Group
      Sr. Notes
      11.50%...............  06/01/03       750        791,250
    KSL Recreation Group,
      Inc. Sr. Sub. Notes
      144A
      10.25%...............  04/24/07       400        418,000
    Leslie's Poolmart Sr.
      Notes 144A
      10.375%..............  07/15/04       325        334,750
    Premier Parks Corp. Sr.
      Notes
      9.75%................  01/15/07       450        470,250
    Premier Parks Corp. Sr.
      Notes Cl-A
      12.00%...............  08/15/03       600        667,500
    Six Flags Theme Parks
      Sr. Sub. Notes Cl-A
      [STEP]
      9.08%................  06/15/05     3,225      3,321,750
                                                  ------------
                                                     8,850,625
                                                  ------------
                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
ENVIRONMENTAL SERVICES -- 2.3%
    Allied Waste Industries
      Sr. Disc. Notes
      [STEP] 144A
      10.23%...............  06/01/07  $  3,700   $  2,340,250
    Allied Waste North
      America Sr. Sub.
      Notes 144A
      10.25%...............  12/01/06     2,200      2,362,250
    Envirosource, Inc. Sr.
      Notes
      9.75%................  06/15/03     1,400      1,375,500
    ICF Kaiser
      International, Inc.
      Sr. Sub. Notes
      13.00%...............  12/31/03       600        621,000
    Mid-American Waste
      Systems, Inc. Sr.
      Sub. Notes*
      12.25%...............  02/15/03       900        463,500
                                                  ------------
                                                     7,162,500
                                                  ------------
EQUIPMENT SERVICES -- 0.5%
    Coinmach Corp. Sr.
      Notes
      11.75%...............  11/15/05       781        864,957
    Primeco, Inc. Sr. Sub.
      Notes
      12.75%...............  03/01/05       667        793,730
                                                  ------------
                                                     1,658,687
                                                  ------------
FARMING & AGRICULTURE -- 0.6%
    Dimon, Inc. Sr. Notes
      8.875%...............  06/01/06     1,750      1,826,562
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.2%
    First Nationwide
      Holdings Sr. Sub.
      Notes
      10.625%..............  10/01/03     3,275      3,610,687
                                                  ------------
FINANCIAL SERVICES -- 1.4%
    Contifinancial Corp.
      Sr. Notes
      8.375%...............  08/15/03     1,500      1,539,150
    Intertek Finance PLC
      Sr. Sub. Notes
      10.25%...............  11/01/06     1,150      1,204,625
    Mesa Operating Co.
      Disc. Notes [STEP]
      10.11%...............  07/01/06       500        388,750
    Mesa Operating Co. Sr.
      Sub. Notes
      10.625%..............  07/01/06       250        285,312
    Olympic Financial Ltd.
      Units
      11.50%...............  03/15/07       925        943,500
                                                  ------------
                                                     4,361,337
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
FOOD -- 3.0%
    Carr-Gottstein Foods
      Co. Sr. Sub. Notes
      12.00%...............  11/15/05  $    900   $  1,001,250
    Curtice-Burns Foods,
      Inc. Sr. Sub. Notes
      12.25%...............  02/01/05     1,100      1,212,750
    Di Giorgio Corp. Sr.
      Notes 144A
      10.00%...............  06/15/07       300        298,500
    International Home
      Foods Sr. Sub. Notes
      10.375%..............  11/01/06     2,750      2,839,375
    MBW Foods, Inc. Sr.
      Sub. Notes 144A
      9.875%...............  02/15/07       525        534,187
    PMI Acquisition Corp.
      Sr. Sub. Notes
      10.25%...............  09/01/03       750        798,750
    Smith's Food & Drug
      Centers Sr. Sub.
      Notes
      11.25%...............  05/15/07       500        590,000
    Specialty Foods Corp.
      Sr. Notes Cl-B
      11.25%...............  08/15/03       600        522,000
    Van de Kamps, Inc. Sr.
      Sub. Notes
      12.00%...............  09/15/05     1,450      1,624,000
                                                  ------------
                                                     9,420,812
                                                  ------------
HEALTHCARE SERVICES -- 2.9%
    Genesis Health
      Ventures, Inc. Sr.
      Sub. Notes
      9.75%................  06/15/05     1,250      1,300,000
    Icon Fitness Corp.
      Notes Cl-B [STEP]
      14.00%...............  11/15/06     1,100        605,000
    Icon Health & Fitness
      Sr. Sub. Notes Cl-B
      13.00%...............  07/15/02       530        598,900
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      8.00%................  01/15/05     2,250      2,272,500
      10.125%..............  03/01/05     1,700      1,870,000
      8.625%...............  01/15/07     2,250      2,295,000
                                                  ------------
                                                     8,941,400
                                                  ------------
HOTELS & MOTELS -- 0.5%
    Courtyard By Marriott
      Sr. Notes
      10.75%...............  02/01/08     1,500      1,623,750
                                                  ------------
                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
INDUSTRIAL PRODUCTS -- 1.3%
    Continental Global
      Group Sr. Notes 144A
      11.00%...............  04/01/07  $    950   $    999,875
    MMI Products, Inc. Sr.
      Sub. Notes 144A
      11.25%...............  04/15/07     1,100      1,171,500
    Unifrax Investment
      Corp. Sr. Notes
      10.50%...............  11/01/03     1,650      1,724,250
                                                  ------------
                                                     3,895,625
                                                  ------------
MACHINERY & EQUIPMENT -- 2.3%
    Clark Materials
      Handling Sr. Notes
      10.75%...............  11/15/06     1,675      1,762,938
    Fairfield Manufacturing
      Co. Sr. Sub. Notes
      11.375%..............  07/01/01       900        963,000
    Hawk Corp. Sr. Notes
      10.25%...............  12/01/03       250        258,125
    International Knife &
      Saw, Inc. Sr. Sub.
      Notes
      11.375%..............  11/15/06     1,050      1,131,375
    Mettler-Toledo, Inc.
      Notes
      9.75%................  10/01/06     1,000      1,065,000
    Roller Bearing Co. Sr.
      Sub. Notes 144A
      9.625%...............  06/15/07       375        383,437
    Ryder TRS, Inc. Sr.
      Sub. Notes
      10.00%...............  12/01/06       300        310,500
    Tokheim Corp. Sr. Sub.
      Notes Cl-B
      11.50%...............  08/01/06     1,100      1,215,500
                                                  ------------
                                                     7,089,875
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.8%
    Dade International,
      Inc. Sr. Sub. Notes
      11.125%..............  05/01/06     2,225      2,492,000
                                                  ------------
METALS & MINING -- 3.4%
    Acme Metals, Inc. Sr.
      Disc. Notes [STEP]
      10.71%...............  08/01/04       925      1,031,375
    Bayou Steel Corp. First
      Mtge. Notes
      10.25%...............  03/01/01       750        761,250
    Echo Bay Mines Ltd. Jr.
      Sub. Debs.
      11.00%...............  04/01/27     1,250      1,260,938
    Euramax International
      Ltd. Sr. Sub. Notes
      11.25%...............  10/01/06     1,250      1,350,000

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    GS Technologies
      Operating Corp. Sr.
      Notes
      12.00%...............  09/01/04  $    975   $  1,053,000
      12.25%...............  10/01/05     1,200      1,317,000
    Neenah Corp. Sr. Sub.
      Notes 144A
      11.125%..............  05/01/07       625        665,625
    Republic Engineered
      Steel First Mtge.
      9.875%...............  12/15/01       750        700,313
    Royal Oak Mines, Inc.
      Sr. Sub. Notes
      11.00%...............  08/15/06     1,400      1,358,000
    Ryerson Tull, Inc.
      Notes
      9.125%...............  07/15/06       900        949,500
                                                  ------------
                                                    10,447,001
                                                  ------------
OFFICE EQUIPMENT -- 0.9%
    Knoll, Inc. Sr. Sub.
      Notes
      10.875%..............  03/15/06       910      1,011,238
    United Stationery
      Supply Sr. Sub. Notes
      12.75%...............  05/01/05     1,653      1,886,486
                                                  ------------
                                                     2,897,724
                                                  ------------
OIL & GAS -- 4.7%
    Abraxas Petroleum Corp.
      Sr. Notes Cl-B
      11.50%...............  11/01/04     2,400      2,622,000
    DI Industries, Inc. Sr.
      Notes
      8.875%...............  07/01/07     1,000        990,000
    Falcon Drilling Co.,
      Inc. Sr. Notes
      9.75%................  01/15/01       350        364,000
      12.50%...............  03/15/05       300        334,500
    Forcenergy, Inc. Sr.
      Sub. Notes
      9.50%................  11/01/06     2,650      2,749,375
      8.50%................  02/15/07       300        294,000
    Giant Industries, Inc.
      Sr. Sub. Notes
      9.75%................  11/15/03       550        566,500
    Pacalta Resources Ltd.
      Sr. Notes 144A
      10.75%...............  06/15/04       300        304,500
    Petsec Energy, Inc. Sr.
      Sub. Notes 144A
      9.50%................  06/15/07       400        400,000
    Pride Petroleum
      Services, Inc. Sr.
      Notes
      9.375%...............  05/01/07     2,500      2,593,750
    United Meridian Corp.
      Sr. Sub. Notes
      10.375%..............  10/15/05     1,775      1,930,313
                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    United Refining Co. Sr.
      Notes 144A
      10.75%...............  06/15/07  $    900   $    895,500
    XCL Ltd. Units 144A
      13.50%...............  05/01/04       750        768,750
                                                  ------------
                                                    14,813,188
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.3%
    Buckeye Cellulose Corp.
      Sr. Sub. Notes
      9.25%................  09/15/08     1,000      1,050,000
    Repap New Brunswick Sr.
      Notes
      10.625%..............  04/15/05       500        475,000
    S.D. Warren Co. Sr.
      Sub. Notes
      12.00%...............  12/15/04     1,300      1,462,500
    Uniforet, Inc. Sr.
      Notes
      11.125%..............  10/15/06     1,200      1,128,000
                                                  ------------
                                                     4,115,500
                                                  ------------
PRINTING & PUBLISHING -- 1.7%
    Affiliated Newspaper
      Investments, Inc. Sr.
      Disc. Notes [STEP]
      12.73%...............  07/01/06     2,200      1,996,500
    Garden State Newspapers
      Sr. Sub. Notes
      12.00%...............  07/01/04       200        223,000
    Hollinger International
      Publishing Co. Notes
      9.25%................  02/01/06       800        820,000
      9.25%................  03/15/07     1,000      1,030,000
    K-III Communications
      Corp. Sr. Notes
      8.50%................  02/01/06       500        505,650
    Petersen Publishing Sr.
      Sub. Notes Cl-B
      11.125%..............  11/15/06       800        896,000
                                                  ------------
                                                     5,471,150
                                                  ------------
REAL ESTATE -- 0.5%
    Trizec Finance Ltd. Sr.
      Notes
      10.875%..............  10/15/05     1,457      1,646,410
                                                  ------------
RETAIL & MERCHANDISING -- 1.0%
    Ralph's Grocery Co. Sr.
      Notes
      10.45%...............  06/15/04     3,025      3,259,438
                                                  ------------
TELECOMMUNICATIONS -- 22.1%
    Arch Communications
      Group Sr. Disc. Notes
      [STEP]
      14.42%...............  03/15/08     1,200        639,000
    Bell Cablemedia PLC Sr.
      Disc. Notes [STEP]
      11.81%...............  07/15/04       850        769,250

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    Brooks Fiber Properties
      Sr. Disc. Notes
      [STEP]
      9.52%................  01/01/06  $    900   $    589,500
      12.52%...............  03/01/06     3,650      2,500,250
    Cablevision Systems
      Corp. Sr. Sub. Debs.
      9.875%...............  02/15/13       500        525,000
    Cablevision Systems
      Corp. Sr. Sub. Notes
      9.25%................  01/01/05     2,950      3,068,000
      9.875%...............  05/15/06       300        319,500
    Cellular
      Communications, Inc.
      Sr. Sub. Notes 144A
      10.00%...............  02/01/07       500        495,000
    Cellular Communications
      International, Inc.
      Notes [ZCB]
      11.44%...............  08/15/00     1,550      1,193,500
    CF Cable TV, Inc. Sr.
      Notes
      11.625%..............  02/15/05       500        570,000
    Charter Communications
      Cl-B [STEP]
      10.54%...............  03/15/07       650        445,250
    Charter Communications
      Southeast L.P. Sr.
      Notes
      11.25%...............  03/15/06     1,150      1,236,250
    Comcast Cellular Sr.
      Notes 144A
      9.50%................  05/01/07     1,000      1,012,500
    Comcast Corp. Sr. Sub.
      Debs.
      9.375%...............  05/15/05     2,500      2,637,500
    Comcast U.K. Cable
      Corp. Debs. [STEP]
      11.00%...............  01/15/07     2,900      2,218,732
    Diamond Cable
      Communications PLC
      Sr. Disc. Notes
      [STEP]
      12.07%...............  09/30/04       250        204,375
      11.00%...............  12/15/05     4,000      2,720,000
    Echostar Satellite
      Broadcasting Co. Sr.
      Disc. Notes [STEP]
      12.67%...............  03/15/04     3,075      2,198,625
    Intermedia
      Communications of
      Florida, Inc. Sr.
      Disc. Notes [STEP]
      10.75%...............  05/15/06     4,650      3,255,000
    International Cabletel,
      Inc. Sr. Notes [STEP]
      13.57%...............  10/15/03       500        437,500
      10.15%...............  04/15/05     1,050        813,750
      12.12%...............  02/01/06     2,550      1,765,875
                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    Jacor Communications
      Co. Notes
      9.75%................  12/15/06  $    500   $    521,250
    McLeod, Inc. [STEP]
      144A
      10.62%...............  03/01/07     2,150      1,376,000
    Millicom International
      Cellular Sr. Disc.
      Notes [STEP]
      12.93%...............  06/01/06     2,600      1,881,750
    Nextel Communications,
      Inc. Sr. Disc. Notes
      [STEP]
      12.94%...............  09/01/03       300        262,500
      12.76%...............  08/15/04     2,225      1,724,375
    Nextlink
      Communications, Inc.
      Sr. Notes
      12.50%...............  04/15/06       500        537,500
    Paging Network, Inc.
      Sr. Sub. Notes
      10.125%..............  08/01/07     2,000      1,950,000
      10.00%...............  10/15/08     1,000        965,000
    Panamsat L.P. Sr. Sub.
      Notes [STEP]
      9.97%................  08/01/03     1,400      1,365,000
    Pegasus Media &
      Communications, Inc.
      Notes
      12.50%...............  07/01/05       975      1,057,875
    Phonetel Technologies
      Sr. Notes
      12.00%...............  12/15/06     1,025      1,042,938
    Qwest Communications
      International Sr.
      Notes 144A
      10.875%..............  04/01/07     1,625      1,771,250
    Rogers Cablesystems Sr.
      Notes
      10.00%...............  03/15/05     1,300      1,417,000
      10.00%...............  12/01/07     1,350      1,458,000
      11.00%...............  12/01/15       750        823,125
    Sygnet Wireless, Inc.
      Sr. Notes
      11.50%...............  10/01/06     1,425      1,432,125
    TCI Satellite
      Entertainment [STEP]
      144A
      12.24%...............  02/15/07       400        238,000
    TCI Satellite
      Entertainment Sr.
      Sub. Notes 144A
      10.875%..............  02/15/07       250        250,625
    Teleport Communications
      Group, Inc. Sr. Notes
      9.875%...............  07/01/06       225        239,625

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  --------   ------------
    Teleport Communications
      Group, Inc. Sr. Disc.
      Notes [STEP]
      10.08%...............  07/01/07  $  3,975   $  2,852,063
    Telesystem
      International
      Wireless [STEP] 144A
      13.16%...............  06/30/07     2,200      1,174,250
    Telewest PLC Debs.
      [STEP]
      10.97%...............  10/01/07     4,975      3,631,750
    UIH Australia Pacific
      Sr. Disc. Notes
      [STEP]
      14.10%...............  05/15/06     1,600        976,000
    USA Mobile
      Communications Sr.
      Notes
      9.50%................  02/01/04     1,050        987,000
    Vanguard Cellular
      System Debs.
      9.375%...............  04/15/06     2,000      2,030,000
    Viacom, Inc. Sub. Debs.
      8.00%................  07/07/06     6,000      5,865,000
    Videotron Holdings PLC
      Sr. Notes
      10.625%..............  02/15/05     1,000      1,120,000
    Wireless One, Inc. Sr.
      Notes
      13.00%...............  10/15/03       500        320,000
    Wireless One, Inc.
      [STEP]
      13.50%...............  08/01/06       300         82,500
                                                  ------------
                                                    68,966,858
                                                  ------------
TRANSPORTATION -- 2.9%
    Ameritruck Distribution
      Sr. Sub. Notes
      12.25%...............  11/15/05     1,200      1,227,000
    Chemical Leaman Corp.
      Sr. Notes 144A
      10.375%..............  06/15/05       750        766,875
    Gearbulk Holding Ltd.
      Sr. Notes
      11.25%...............  12/01/04     1,400      1,554,000
    Johnstown America, Inc.
      Sr. Sub. Notes
      11.75%...............  08/15/05       600        631,500
    Statia Terminals, First
      Mtge. Notes Cl-A
      11.75%...............  11/15/03     1,000      1,060,000
    Stena AB Sr. Notes
      10.50%...............  12/15/05     2,875      3,155,313
    Trism, Inc. Sr. Sub.
      Notes
      10.75%...............  12/15/00       725        699,625
                                                  ------------
                                                     9,094,313
                                                  ------------
UTILITIES -- 2.1%
    California Energy Co.,
      Inc. Disc. Notes
      10.25%...............  01/15/04  $  4,550   $  4,925,375
    California Energy Co.,
      Inc. Sr. Notes
      9.50%................  09/15/06       500        537,500
    El Paso Electric Co.
      First Mtge. Notes
      Cl-E
      9.40%................  05/01/11     1,075      1,190,014
                                                  ------------
                                                     6,652,889
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $263,576,240)................              273,515,387
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 1.3%
    U.S. Treasury Notes
      5.75%
      (COST $3,777,244)....  08/15/03     4,000      3,863,120
                                                  ------------

                                       SHARES        VALUE
                                      --------    ------------
COMMON STOCK -- 0.1%
BROADCASTING -- 0.0%
    Sullivan Broadcasting Holdings
      Co.*..........................     2,400          25,200
                                                  ------------
CAPITAL GOODS -- 0.0%
    Australis Holdings Warrants*....     1,000               0
                                                  ------------
CHEMICALS -- 0.0%
    Sterling Chemicals Holdings
      Warrants*.....................     1,075          37,625
    Uniroyal Technology Corp.
      Warrants*.....................     2,500           5,938
                                                  ------------
                                                        43,563
                                                  ------------
CLOTHING & APPAREL -- 0.0%
    Hosiery Corp. of America,
      Inc.*.........................       400           3,000
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing, Inc.
      Warrants 144A*................       875           3,500
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.0%
    ICF Kaiser International, Inc.
      Warrants*.....................     1,200             300
                                                  ------------
HEALTHCARE SERVICES -- 0.0%
    Icon Health & Fitness Warrants
      144A*.........................       250          12,625
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Bar Technologies, Inc. Warrants
      144A*.........................       300          13,500
                                                  ------------
PRINTING & PUBLISHING -- 0.1%
    Affiliated Newspaper
      Investments, Inc.*............     1,000         100,500
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                      --------    ------------
TELECOMMUNICATIONS -- 0.0%
    Cellular Communications
      International, Inc.
      Warrants*.....................     1,100    $     11,000
    Pegasus Communications Corp.
      Cl-A*.........................     1,128          11,985
    Wireless One, Inc. Warrants*....     1,500               0
                                                  ------------
                                                        22,985
                                                  ------------
TOTAL COMMON STOCK
  (COST $25,738)....................                   225,173
                                                  ------------
PREFERRED STOCK -- 4.3%
BROADCASTING -- 2.3%
    American Radio Systems
      11.375%.......................    18,357       1,964,193
    Capstar Broadcasting Partners
      $12.00 144A...................     6,500         656,500
    Chancellor Broadcasting Co.
      12.25% [PIK]..................     7,500         978,750
    Chancellor Broadcasting Co. 144A
      12.00%........................    18,300       2,104,500
    SFX Broadcasting, Inc. Cl-E
      12.625%.......................       400         434,000
    Sinclair Broadcast Group Cl-A
      144A
      11.625%.......................    10,000       1,060,000
                                                  ------------
                                                     7,197,943
                                                  ------------
FINANCIAL-BANK & TRUST -- 0.2%
    California Federal Capital Corp.
      Cl-A
      9.125% [PIK]..................    30,000         785,640
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.2%
    Fairfield Manufacturing Co.,
      Inc. $11.25 Cl-A 144A.........       650         656,500
                                                  ------------
PRINTING & PUBLISHING -- 0.7%
    K-III Communications Corp. Cl-B
      11.625% [PIK].................     8,962         981,386
    K-III Communications Corp. Cl-C
      10.00% [CVT]..................    10,750       1,093,802
                                                  ------------
                                                     2,075,188
                                                  ------------
TELECOMMUNICATIONS -- 0.5%
    Panamsat Corp.
      12.75%........................       232    $    284,200
    Pegasus Communications Corp.
      Cl-A
      12.75% [PIK]..................     1,250       1,231,250
                                                  ------------
                                                     1,515,450
                                                  ------------
UTILITIES -- 0.4%
    El Paso Electric Co.
      11.40% [PIK]..................    10,894       1,231,022
                                                  ------------
TOTAL PREFERRED STOCK
  (COST $12,057,911)................                13,461,743
                                                  ------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
REPURCHASE AGREEMENTS -- 6.0%
    Greenwich Capital
      Markets, Inc. 5.95%,
      dated 06/30/97,
      repurchase price
      $18,794,106
      (Collateralized by
      U.S. Treasury Note,
      par value
      $18,262,000, market
      value $19,212,939,
      due 05/15/04)
      (COST $18,791,000)...  07/01/97  $18,791      18,791,000
                                                  ------------

                                       SHARES        VALUE
                                       -------    -------------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash Fund...  367,603          367,603
    Temporary Investment Fund........  367,603          367,603
                                                    -----------
    (COST $735,206)..................                   735,206
                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (COST $298,963,339)................               310,591,629
OTHER ASSETS LESS
  LIABILITIES -- 0.4%................                 1,289,097
                                                   ------------
NET ASSETS -- 100.0%.................              $311,880,726
                                                   ============

--------------------------------------------------------------------------------

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 11.4% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
COMMON STOCK -- 45.0%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. ................  1,500   $     92,437
                                                  ------------
AEROSPACE -- 0.7%
    Boeing Co. .........................  6,368        337,902
    Lockheed Martin Corp. ..............  1,500        155,344
    McDonnell Douglas Corp. ............  2,000        137,000
    Northrop Grumman Corp. .............    800         70,250
    Primex Technologies, Inc. ..........    120          2,565
    Raytheon Co. .......................  1,800         91,800
    Rockwell International Corp. .......  2,800        165,200
    United Technologies Corp. ..........  2,800        232,400
                                                  ------------
                                                     1,192,461
                                                  ------------
AIRLINES -- 0.2%
    Alaska Air Group, Inc.*.............  2,700         69,187
    AMR Corp.*..........................  1,900        175,750
                                                  ------------
                                                       244,937
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.7%
    Ford Motor Co. .....................  11,800       445,450
    General Motors Corp. ...............  6,900        384,244
    Honda Motor Co. Ltd. [ADR]..........  4,800        288,900
                                                  ------------
                                                     1,118,594
                                                  ------------
AUTOMOTIVE PARTS -- 0.3%
    Arvin Industries, Inc. .............  1,300         35,425
    Echlin, Inc. .......................  3,100        111,600
    Genuine Parts Co. ..................  4,650        157,519
    Goodyear Tire & Rubber Co. .........  1,200         75,975
    TRW, Inc. ..........................  2,800        159,075
                                                  ------------
                                                       539,594
                                                  ------------
BEVERAGES -- 1.4%
    Anheuser-Busch Companies, Inc. .....  5,400        226,462
    Cadbury Schweppes PLC [ADR].........  3,473        127,199
    Coca-Cola Co. ......................  20,200     1,363,500
    Coca-Cola Enterprises, Inc. ........  6,900        158,700
    Pepsico, Inc. ......................  12,900       484,556
                                                  ------------
                                                     2,360,417
                                                  ------------
BROADCASTING -- 0.2%
    Chris-Craft Industries, Inc.*.......  1,339         64,607
    TCA Cable TV, Inc. .................  1,600         60,200
    U.S. West, Inc.*....................  6,500        131,625
    Viacom, Inc. Cl-B*..................  4,000        120,000
                                                  ------------
                                                       376,432
                                                  ------------
BUILDING MATERIALS -- 0.1%
    Calmat Co. .........................  1,700         36,550
    Masco Corp. ........................  3,600        150,300
                                                  ------------
                                                       186,850
                                                  ------------
BUSINESS SERVICES -- 0.1%
    Cognizant Corp. ....................  1,500         60,750
    Equifax, Inc. ......................  3,900        145,031
    Olsten Corp. .......................  2,000         38,875
                                                  ------------
                                                       244,656
                                                  ------------

                                          SHARES     VALUE
                                          ------  ------------
CHEMICALS -- 1.5%
    Akzo-Nobel NV [ADR].................  1,000   $     69,125
    Cabot Corp. ........................  2,300         65,262
    Crompton & Knowles Corp. ...........  3,800         84,550
    Dow Chemical Co. ...................  3,000        261,375
    Dupont, (E.I.) de Nemours & Co. ....  10,400       653,900
    FMC Corp.*..........................  1,200         95,325
    Great Lakes Chemical Corp. .........  2,500        130,937
    Hanna, (M.A.) Co. ..................  2,100         60,506
    IMC Global, Inc. ...................  2,000         70,000
    Lubrizol Corp. .....................  2,200         92,262
    Millennium Chemicals, Inc. .........    192          4,368
    Monsanto Co. .......................  5,800        249,762
    Morton International, Inc. .........  3,400        102,637
    Olin Corp. .........................  1,200         46,875
    PPG Industries, Inc. ...............  2,800        162,750
    Rohm & Haas Co. ....................  1,600        144,100
    Witco Corp. ........................  3,100        117,606
                                                  ------------
                                                     2,411,340
                                                  ------------
CLOTHING & APPAREL -- 0.3%
    Cintas Corp. .......................  1,800        123,750
    Jones Apparel Group, Inc.*..........  2,600        124,150
    Nike, Inc. Cl-B.....................  2,800        163,450
    Springs Industries, Inc. Cl-A.......  2,000        105,500
                                                  ------------
                                                       516,850
                                                  ------------
COMPUTER HARDWARE -- 1.3%
    Bay Networks, Inc.*.................  1,900         50,469
    Compaq Computer Corp.*..............  2,400        238,200
    Dell Computer Corp.*................  2,600        305,337
    Digital Equipment Corp.*............  1,400         49,612
    Hewlett-Packard Co. ................  7,200        403,200
    International Business Machines
      Corp. ............................  8,200        739,537
    Seagate Technology, Inc.*...........  3,600        126,675
    Stratus Computer, Inc.*.............  1,100         55,000
    Sun Microsystems, Inc.*.............  3,200        119,100
    3Com Corp.*.........................  2,948        132,660
                                                  ------------
                                                     2,219,790
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 2.0%
    Adobe Systems, Inc.*................    600         21,037
    America Online, Inc.*...............  1,900        105,687
    Automatic Data Processing, Inc. ....  3,300        155,100
    BMC Software, Inc.*.................  3,300        182,737
    Cadence Design Systems, Inc.*.......  1,550         51,925
    Ceridian Corp.*.....................  1,500         63,375
    Cisco Systems, Inc.*................  5,100        342,337
    Computer Associates International,
      Inc. .............................  3,675        204,652
    First Data Corp. ...................  5,400        237,262
    Informix Corp.*.....................  2,900         26,100

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--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
    Microsoft Corp.*....................  10,000  $  1,263,750
    Novell, Inc.*.......................  9,500         65,906
    Oracle Corp.*.......................  6,500        327,437
    Parametric Technology Corp.*........  2,400        102,150
    Paychex, Inc. ......................  3,600        136,800
    Storage Technology Corp.*...........  1,200         53,400
    Structural Dynamics Research
      Corp.*............................  1,300         34,125
                                                  ------------
                                                     3,373,780
                                                  ------------
CONGLOMERATES -- 0.9%
    Hanson PLC [ADR]....................    337          8,425
    Minnesota Mining & Manufacturing
      Co. ..............................  4,400        448,800
    Philip Morris Companies, Inc. ......  21,900       971,812
                                                  ------------
                                                     1,429,037
                                                  ------------
CONSTRUCTION -- 0.0%
    Granite Construction, Inc...........  1,100         21,725
    Jacobs Engineering Group, Inc.* ....  1,000         26,875
                                                  ------------
                                                        48,600
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 1.4%
    Colgate-Palmolive Co. ..............  4,000        261,000
    Cross, (A.T.) Co. Cl-A..............  1,400         17,850
    CUC International, Inc.*............  3,700         95,506
    Eastman Kodak Co. ..................  3,300        253,275
    Fortune Brands, Inc. ...............  2,400         89,550
    Gallaher Group PLC [ADR]*...........  2,400         44,250
    Gillette Co.........................  4,500        426,375
    Imperial Tobacco Group PLC [ADR]....    675          8,684
    National Presto Industries, Inc. ...    800         32,250
    Pittston Brink Group................  1,300         39,000
    Procter & Gamble Co. ...............  6,500        918,125
    Tambrands, Inc. ....................  1,500         74,812
                                                  ------------
                                                     2,260,677
                                                  ------------
CONTAINERS & PACKAGING -- 0.1%
    Bemis Co., Inc. ....................  2,700        116,775
    Sealed Air Corp.*...................  2,400        114,000
                                                  ------------
                                                       230,775
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
    Altera Corp.*.......................  2,800        141,400
    Applied Materials, Inc.*............  1,600        113,300
    Arrow Electronics, Inc.*............    900         47,812
    Diebold, Inc. ......................  2,700        105,300
    Emerson Electric Co. ...............  4,600        253,287
    General Electric Co. ...............  28,400     1,856,650
    Hitachi Ltd. [ADR]..................  2,400        271,200
    Honeywell, Inc. ....................  1,500        113,812
    Hubbell, Inc. Cl-B..................  2,000         88,000
    Molex, Inc. ........................  3,500        127,750
    Philips Electronics NV [ADR]........  3,600        258,750
    Solectron Corp.*....................  1,500        105,094
    Sundstrand Corp. ...................  2,200        118,800
    Symbol Technologies, Inc. ..........  1,050         35,306
    Tandy Corp. ........................    600         33,600
    Teleflex, Inc. .....................  1,800         56,250
    Varian Associates, Inc. ............    700         37,975
                                                  ------------
                                                     3,764,286
                                                  ------------
                                          SHARES     VALUE
                                          ------  ------------
ENTERTAINMENT & LEISURE -- 0.7%
    Brunswick Corp. ....................  2,000   $     62,500
    Callaway Golf Co. ..................  1,900         67,450
    Circus Circus Enterprises*..........  2,700         66,487
    Harley-Davidson, Inc. ..............  1,900         91,081
    Mattel, Inc. .......................  1,900         64,362
    Mirage Resorts, Inc.*...............  3,800         95,950
    President Casinos, Inc. Warrants*...    883            221
    Time Warner, Inc. ..................  5,500        265,375
    Walt Disney Co. ....................  6,264        502,686
                                                  ------------
                                                     1,216,112
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.2%
    Browning-Ferris Industries, Inc.....  3,100        103,075
    USA Waste Services, Inc.* ..........  2,600        100,425
    Waste Management, Inc. .............  4,023        129,239
                                                  ------------
                                                       332,739
                                                  ------------
FINANCIAL-BANK & TRUST -- 3.6%
    Australia and New Zealand Banking
      Group Ltd. [ADR] .................  3,600        132,750
    Banc One Corp. .....................  4,900        237,344
    Banco Bilbao Vizcaya [ADR]..........  3,000        242,625
    Banco Frances del Rio de la Plata SA
      [ADR].............................  5,060        164,450
    Chase Manhattan Corp. ..............  4,256        413,098
    Citicorp............................  4,600        554,587
    City National Corp. ................  1,800         43,312
    CoreStates Financial Corp. .........  3,400        182,750
    Crestar Financial Corp. ............  2,600        101,075
    Fifth Third Bancorp.................  2,100        172,266
    First Bank System, Inc. ............  2,400        204,900
    First Chicago NBD Corp..............  3,400        205,700
    First Security Corp.................  4,725        129,052
    First Tennessee National Corp. .....  2,700        129,600
    First Union Corp....................  2,800        259,000
    Fleet Financial Group, Inc..........  2,900        183,425
    Keycorp.............................  3,500        195,562
    Mellon Bank Corp. ..................  4,400        198,550
    Mercantile Bancorporation, Inc. ....  1,400         85,050
    Mercantile Bankshares Corp. ........  1,800         72,000
    Morgan, (J.P.) & Co., Inc. .........  2,300        240,062
    NationsBank Corp. ..................  8,000        516,000
    Northern Trust Corp. ...............  3,600        174,150
    Norwest Corp. ......................  4,000        225,000
    Pacific Century Hawaii, Inc. .......  1,500         69,375
    PNC Bank Corp. .....................  4,820        200,632
    Southtrust Corp. ...................  3,000        124,125
    State Street Boston Corp. ..........  3,600        166,500
    U.S. Bancorp........................  2,852        182,884
    Wells Fargo & Co. ..................    900        242,550
                                                  ------------
                                                     6,048,374
                                                  ------------

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--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
FINANCIAL SERVICES -- 1.5%
    American Express Co. ...............  3,900   $    290,550
    Bear Stearns Companies, Inc. .......  2,415         82,563
    Charles Schwab Corp. ...............  3,200        130,200
    Comdisco, Inc. .....................  2,850         74,100
    Echelon International Corp.*........    146          3,331
    Edwards (A.G.), Inc. ...............  1,500         64,125
    Fannie Mae..........................  6,000        261,750
    Federal Home Loan Mtge. Corp. ......  9,500        326,562
    Franklin Resources, Inc. ...........  2,850        206,803
    Green Tree Financial Corp. .........  2,500         89,062
    Grupo Financiero Bancomer [ADR]
      144A*.............................  1,400         13,650
    H & R Block, Inc. ..................  2,500         80,625
    Household International, Inc. ......  1,600        187,900
    Merrill Lynch & Co., Inc. ..........  2,600        155,025
    Morgan Stanley, Dean Witter,
      Discover & Co.*...................  5,485        236,198
    Paine Webber Group, Inc. ...........  2,400         84,000
    Salomon, Inc. ......................  1,400         77,875
    SunAmerica, Inc. ...................  2,400        117,000
                                                  ------------
                                                     2,481,319
                                                  ------------
FOOD -- 1.6%
    Archer-Daniels-Midland Co. .........  7,412        174,182
    Conagra, Inc. ......................  3,400        218,025
    CPC International, Inc. ............  1,800        166,162
    Dole Food Co. ......................  1,700         72,675
    Earthgrains Co. ....................    148          9,703
    General Mills, Inc. ................  2,500        162,812
    Grand Metropolitan PLC [ADR]........  4,800        188,100
    Heinz, (H.J.) Co. ..................  4,450        205,256
    IBP, Inc. ..........................  2,400         55,800
    Kellogg Co. ........................  2,400        205,500
    McCormick & Co., Inc. ..............  2,600         65,650
    Ralston Purina Group................  2,100        172,594
    Safeway, Inc.*......................  2,280        105,165
    Sara Lee Corp. .....................  6,200        258,075
    Smucker, (J.M.) Co. ................  1,600         34,800
    Unilever PLC [ADR]..................  2,100        457,800
    Universal Corp. ....................  1,000         31,750
    Universal Foods Corp. ..............  1,300         49,562
                                                  ------------
                                                     2,633,611
                                                  ------------
FURNITURE -- 0.1%
    Leggett & Platt, Inc. ..............  2,000         86,000
                                                  ------------
HEALTHCARE SERVICES -- 0.4%
    Apria Healthcare Group, Inc.*.......  2,000         35,500
    Columbia-HCA Healthcare Corp. ......  6,096        239,649
    Healthsouth Corp.*..................  3,600         89,775
    PaCificare Health Systems, Inc.
      Cl-A..............................    400         24,225
    PaCificare Health Systems, Inc.
      Cl-B*.............................  1,000         63,875
    United Healthcare Corp. ............  2,100        109,200
    Vencor, Inc.*.......................  2,200         92,950
                                                  ------------
                                                       655,174
                                                  ------------
                                          SHARES     VALUE
                                          ------  ------------
HOTELS & MOTELS -- 0.2%
    HFS, Inc.*..........................  2,400   $    139,200
    ITT Corp.*..........................  1,900        116,019
                                                  ------------
                                                       255,219
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.3%
    Corning, Inc. ......................  2,600        144,625
    Dexter Corp. .......................  1,500         48,000
    Harsco Corp. .......................  2,000         81,000
    Pall Corp. .........................  4,000         93,000
    Tomkins PLC [ADR]...................  6,000        107,250
                                                  ------------
                                                       473,875
                                                  ------------
INSURANCE -- 1.8%
    Aetna, Inc. ........................  2,102        215,192
    AFLAC, Inc. ........................  2,550        120,487
    American Financial Group, Inc. .....  1,700         72,144
    American General Corp. .............  3,600        171,900
    American International Group,
      Inc. .............................  4,500        672,187
    Chubb Corp. ........................  2,600        173,875
    CIGNA Corp. ........................  1,300        230,750
    General Re Corp. ...................  1,100        200,200
    HSB Group, Inc. ....................  1,100         58,712
    Loews Corp. ........................  1,700        170,212
    Progressive Corp. ..................  1,300        113,100
    Selective Insurance Group...........  1,000         48,437
    Torchmark Corp. ....................  2,300        163,875
    Transatlantic Holdings, Inc. .......    700         69,475
    Travelers Group, Inc. ..............  5,800        365,762
    UNUM Corp. .........................  3,400        142,800
                                                  ------------
                                                     2,989,108
                                                  ------------
LUMBER & WOOD PRODUCTS -- 0.0%
    Deltic Timber Corp. ................    342         10,025
                                                  ------------
MACHINERY & EQUIPMENT -- 0.9%
    AlliedSignal, Inc. .................  3,700        310,800
    Black & Decker Corp. ...............  1,800         66,937
    Caterpillar, Inc. ..................  2,800        300,650
    Danaher Corp. ......................  1,100         55,894
    Deere & Co. ........................  4,000        219,500
    Durco International, Inc. ..........  2,900         84,825
    Federal Signal Corp. ...............  1,700         42,712
    Gencorp, Inc. ......................  2,800         64,750
    Illinois Tool Works, Inc. ..........  4,200        209,737
    Sequa Corp. Cl-A* ..................    700         39,462
    Tecumseh Products Co. Cl-A..........  1,400         83,825
    Thermo Electron Corp.*..............  1,600         55,000
                                                  ------------
                                                     1,534,092
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
    Baxter International, Inc. .........  2,400        125,400
    Becton Dickinson & Co. .............  2,700        136,687
    Boston Scientific Corp.*............  2,100        129,019
    Guidant Corp. ......................    500         42,500

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--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
    Medtronic, Inc. ....................  2,000   $    162,000
    Stryker Corp. ......................  3,400        118,575
                                                  ------------
                                                       714,181
                                                  ------------
METALS & MINING -- 0.4%
    Aluminum Co. of America.............  2,700        203,512
    Barrick Gold Corp. .................  6,500        143,000
    Brush Wellman, Inc. ................  1,300         27,219
    Carpenter Technology Corp. .........  2,200        100,650
    Nucor Corp. ........................  1,600         90,400
    Placer Dome, Inc. ..................  4,700         76,962
                                                  ------------
                                                       641,743
                                                  ------------
MISCELLANEOUS -- 0.1%
    International Flavors & Fragrances,
      Inc. .............................  2,600        131,300
                                                  ------------
OFFICE EQUIPMENT -- 0.4%
    Ikon Office Solutions, Inc. ........  2,300         57,356
    Pitney Bowes, Inc. .................  1,900        132,050
    Standard Register Co. ..............  1,100         33,687
    Staples, Inc.*......................  2,900         67,425
    Viking Office Products, Inc.*.......  2,100         39,900
    Wallace Computer Service, Inc. .....  2,900         87,181
    Xerox Corp. ........................  3,100        244,512
                                                  ------------
                                                       662,111
                                                  ------------
OIL & GAS -- 4.7%
    Amerada Hess Corp. .................  4,700        261,144
    Atlantic Richfield Co. .............  4,000        282,000
    BJ Services Co.*....................  3,300        176,962
    British Petroleum Co. PLC [ADR].....  3,000        224,625
    Chevron Corp. ......................  6,000        443,625
    El Paso Natural Gas Co. ............  1,400         77,000
    Enron Corp. ........................  4,400        179,575
    Ensco International, Inc.*..........  2,100        110,775
    Ente Nazionale Idrocarbure SPA
      [ADR].............................  3,500        199,062
    Exxon Corp. ........................  21,400     1,316,100
    Global Marine, Inc.*................  4,200         97,650
    Halliburton Co. ....................  1,200         95,100
    Helmerich & Payne, Inc. ............    900         51,862
    MCN Energy Group, Inc. .............  2,400         73,500
    Mobil Corp. ........................  8,000        559,000
    Murphy Oil Corp. ...................  1,200         58,500
    National Fuel Gas Co. ..............  1,600         67,100
    Noble Affiliates, Inc. .............  2,600        100,587
    Occidental Petroleum Corp. .........  6,600        165,412
    Philips Petroleum Co. ..............  4,000        175,000
    Ranger Oil Ltd. ....................  5,400         50,287
    Repsol SA [ADR].....................  3,000        127,312
    Royal Dutch Petroleum Co. ..........  18,400     1,000,500
    Schlumberger Ltd. ..................  1,700        212,500
    Shell Transport & Trading Co.
      [ADR].............................  2,000        251,500
    Societe Nationale Elf Aquitaine SA
      [ADR].............................  2,000        108,875
    Sonat, Inc. ........................  2,600        133,250
    Texaco, Inc. .......................  3,100        337,125
    Tidewater, Inc. ....................  2,700        118,800
                                          SHARES     VALUE
                                          ------  ------------
    Tosco Corp. ........................  3,000   $     89,813
    Total SA [ADR]......................  3,000        151,875
    Union Pacific Resources Group,
      Inc. .............................  5,509        137,036
    Unocal Corp. .......................  3,600        139,725
    USX Marathon Group..................  5,400        155,925
    Valero Energy Corp. ................  2,900        105,125
    Washington Gas Light Co. ...........  2,200         55,275
                                                  ------------
                                                     7,889,502
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.5%
    Georgia Pacific Corp. ..............  1,500        128,063
    Glatfelter, (P.H.) Co. .............  2,600         52,000
    International Paper Co. ............  4,400        213,675
    Kimberly-Clark Corp. ...............  5,400        268,650
    Wausau Paper Mills Co. .............  1,900         35,863
    Weyerhaeuser Co. ...................  3,200        166,400
                                                  ------------
                                                       864,651
                                                  ------------
PERSONAL SERVICES -- 0.1%
    Service Corp. International.........  3,800        124,925
                                                  ------------
PHARMACEUTICALS -- 3.6%
    Abbott Laboratories.................  5,900        393,825
    American Home Products Corp. .......  5,300        405,450
    Amgen, Inc.*........................  2,300        133,688
    Bristol-Meyers Squibb Co. ..........  8,200        664,200
    Cardinal Health, Inc. ..............  2,400        137,400
    Carter-Wallace, Inc. ...............  3,900         69,713
    Centocor, Inc.*.....................  1,200         37,275
    Genzyme Corp.*......................  2,100         58,275
    Glaxo Wellcome PLC [ADR]............  4,800        200,700
    Ivax Corp. .........................  2,200         24,613
    Johnson & Johnson Co. ..............  10,200       656,625
    Lilly, (Eli) & Co. .................  4,900        535,631
    McKesson Corp. .....................  1,300        100,750
    Merck & Co., Inc. ..................  9,900      1,024,650
    Perrigo Co.*........................  3,600         45,000
    Pfizer, Inc. .......................  5,500        657,250
    Pharmacia & Upjohn, Inc. ...........  4,300        149,425
    Scherer, (R.P.) Corp.*..............  1,000         51,625
    Schering-Plough Corp. ..............  5,600        268,100
    Warner-Lambert Co. .................  3,000        372,750
    Watson Pharmaceuticals, Inc.*.......  1,500         63,375
                                                  ------------
                                                     6,050,320
                                                  ------------
PRINTING & PUBLISHING -- 0.3%
    Banta Corp. ........................  2,900         78,663
    Belo, (A.H.) Corp. Cl-A.............  1,300         54,113
    Dun & Bradstreet Corp. .............  1,500         39,375
    Gannett Co., Inc. ..................  2,200        217,250
    McGraw-Hill Co., Inc. ..............  2,400        141,150
                                                  ------------
                                                       530,551
                                                  ------------
RAILROADS -- 0.4%
    Burlington Northern Santa Fe
      Corp. ............................  1,300        116,838
    CSX Corp. ..........................  2,300        127,650
    Kansas City Southern Industries,
      Inc. .............................  1,800        116,100

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--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
    Norfolk Southern Corp. .............  1,500   $    151,125
    Union Pacific Corp. ................  1,900        133,950
                                                  ------------
                                                       645,663
                                                  ------------
RESTAURANTS -- 0.3%
    Brinker International, Inc.*........  7,300        104,025
    Cracker Barrel Old Country Store,
      Inc. .............................  2,700         71,550
    Darden Restaurants, Inc. ...........  6,500         58,906
    McDonald's Corp. ...................  4,800        231,900
    Outback Steakhouse, Inc.* ..........  1,900         45,956
                                                  ------------
                                                       512,337
                                                  ------------
RETAIL & MERCHANDISING -- 2.0%
    Albertson's, Inc. ..................  4,200        153,300
    Ann Taylor Stores Corp.*............  1,600         31,200
    Bed, Bath & Beyond, Inc.*...........  2,200         66,825
    Circuit City Stores, Inc. ..........    900         32,006
    Costco Companies, Inc.*.............  3,900        128,213
    Dayton-Hudson Corp. ................  2,400        127,650
    Fastenal Co. .......................  1,400         68,600
    Federated Department Stores,
      Inc.*.............................  2,700         93,825
    Gap, Inc. ..........................  2,900        112,738
    Home Depot, Inc. ...................  6,000        413,625
    J.C. Penney Co., Inc. ..............  2,800        146,125
    Kohls Corp.*........................  2,800        148,225
    Kroger Co.*.........................  5,400        156,600
    Lands' End, Inc.*...................  1,800         53,325
    May Department Stores Co. ..........  3,900        184,275
    Melville Corp. .....................  2,475        126,844
    Meyer, (Fred), Inc.*................  1,500         77,531
    Micro Warehouse, Inc.*..............  1,500         25,688
    Payless Shoesource, Inc.*...........    672         36,750
    Tiffany & Co. ......................  1,200         55,425
    TJX Companies, Inc. ................  2,800         73,850
    Toys 'R' Us, Inc.*..................  4,620        161,700
    Wal-Mart Stores, Inc. ..............  20,400       689,775
    Walgreen Co. .......................  3,300        176,963
                                                  ------------
                                                     3,341,058
                                                  ------------
SEMI-CONDUCTORS -- 1.2%
    Analog Devices, Inc.*...............  7,533        200,095
    Atmel Corp.*........................  2,000         56,000
    Intel Corp. ........................  7,000        992,688
    Linear Technology Corp. ............  1,900         98,325
    Maxim Integrated Products, Inc.*....  2,000        113,750
    Motorola, Inc. .....................  4,700        357,200
    Xilinx, Inc.*.......................  3,100        152,094
                                                  ------------
                                                     1,970,152
                                                  ------------
TELECOMMUNICATIONS -- 4.0%
    ADC Telecommunications, Inc.*.......  3,400        113,475
    Airtouch Communications, Inc.*......  6,000        164,250
    Ameritech Corp. ....................  4,800        326,100
    AT&T Corp. .........................  13,900       487,369
    Bell Atlantic Corp. ................  4,400        333,850
    BellSouth Corp. ....................  8,100        375,638
    British Telecommunications PLC
      [ADR].............................  3,200        237,600
   Century Telephone Enterprises,
     Inc. ..............................  2,800         94,325
                                          SHARES     VALUE
                                          ------  ------------
    Cia de Telecomunicaciones de Chile
      SA [ADR]..........................  1,700   $     56,100
    Comcast Corp. Cl-A..................  5,700        121,838
    Ericsson, (L.M.) Telephone Co.
      [ADR].............................  4,800        189,000
    GTE Corp. ..........................  7,200        315,900
    Hong Kong Telecommunications Ltd.
      [ADR].............................  9,245        216,102
    Lucent Technologies, Inc. ..........  5,176        372,996
    MCI Communications Corp. ...........  6,700        256,484
    Nextel Communications, Inc. Cl-A*...  3,600         68,175
    Nokia Corp. Cl-A [ADR]..............  1,800        132,750
    Northern Telecom Ltd. ..............  3,400        309,400
    NYNEX Corp. ........................  3,200        184,400
    SBC Communications, Inc. ...........  8,657        535,652
    Southern New England
      Telecommunications Corp. .........  2,400         93,300
    Sprint Corp. .......................  3,900        205,238
    Telebras SA [ADR]...................  3,300        500,775
    Telefonica de Espana [ADR]..........  1,600        138,000
    Telefonos de Mexico SA Cl-L [ADR]...  1,800         85,950
    Telephone & Data Systems, Inc. .....  2,000         75,875
    Tellabs, Inc.*......................  2,000        111,750
    U.S. West Communications Group......  3,100        116,831
    Vodafone Group PLC [ADR]............  3,200        155,000
    Worldcom, Inc.*.....................  8,800        281,600
    360 Communications Co.*.............  2,300         39,388
                                                  ------------
                                                     6,695,111
                                                  ------------
TRANSPORTATION -- 0.0%
    Alexander & Baldwin, Inc. ..........  1,800         47,025
                                                  ------------
UTILITIES -- 1.7%
    Allegheny Power System, Inc. .......  2,700         72,056
    American Water Works Co., Inc. .....  1,200         25,650
    Calenergy, Inc.*....................  2,400         91,200
    CMS Energy Corp. ...................  2,800         98,700
    Duke Power Co. .....................  3,700        177,369
    Edison International, Inc. .........  7,800        194,025
    Empresa Nacional de Electridad SA
      [ADR].............................  1,900        161,619
    Empresa Nacional Electridad SA
      [ADR].............................  2,000         45,125
    Energy Group PLC [ADR]..............    337         14,280
    Entergy Corp. ......................  4,800        131,400
    Florida Progress Corp. .............  2,200         68,888
    FPL Group, Inc. ....................  3,700        170,431
    Idaho Power Co. ....................  2,600         81,575
    Illinova Corp. .....................  2,700         59,400
    IPALCO Enterprises, Inc. ...........  2,400         75,000
    MidAmerican Energy Co. .............  3,800         65,788
    New York State Electric & Gas
      Corp. ............................  3,400         70,975
    Niagara Mohawk Power Corp. .........  9,200         78,775
    NIPSCO Industries, Inc. ............  2,300         95,019
    Pacific Gas & Electric Co. .........  6,800        164,900
    Portland General Corp. .............  2,700        107,156
    Potomac Electric Power Co. .........  3,200         74,000
    Public Service Co. of New Mexico....  1,000         17,875

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
    Scana Corp. ........................  2,700   $     66,994
    Southern Co. .......................  8,700        190,313
    Southwestern Public Service Co. ....  2,100         82,556
    Teco Energy, Inc. ..................  3,100         79,244
    Texas Utilities Co..................  3,700        127,419
    Unicom Corp. .......................  4,200         93,450
                                                  ------------
                                                     2,781,182
                                                  ------------
TOTAL COMMON STOCK
  (COST $54,447,093)....................            74,928,793
                                                  ------------
FOREIGN STOCK -- 10.1%
AEROSPACE -- 0.1%
    Mitsubishi Heavy Industries
      Ltd. -- (JPY).....................  22,000       168,743
                                                  ------------
AIRLINES -- 0.1%
    KLM Royal Dutch Airlines
      NV -- (NLG).......................  3,000         92,446
    Singapore Airlines Ltd. -- (SGD)....  15,000       134,294
                                                  ------------
                                                       226,740
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Man AG -- (DEM).....................  1,000        311,335
                                                  ------------
AUTOMOTIVE PARTS -- 0.2%
    Bridgestone Corp. -- (JPY)..........  15,000       348,168
                                                  ------------
BEVERAGES -- 0.2%
    Lion Nathan Ltd. -- (NZD)...........  50,000       126,681
    Louis Vuitton Moet
      Hennessy -- (FRF).................    660        177,431
                                                  ------------
                                                       304,112
                                                  ------------
BUILDING MATERIALS -- 0.3%
    Blue Circle Industries
      PLC -- (GBP)......................  26,200       186,741
    Holderbank Financiere Glarus
      AG -- (CHF).......................    200        188,852
    Malayan Cement BHD -- (MYR).........  51,250        85,694
                                                  ------------
                                                       461,287
                                                  ------------
CHEMICALS -- 0.5%
    Akzo Nobel NV -- (NLG)..............    400         54,806
    BASF AG -- (DEM)....................  5,600        206,617
    Bayer AG -- (DEM)...................  5,000        192,650
    L'Air Liquide -- (FRF)..............  1,260        200,024
    Sumitomo Chemical Co. -- (JPY)......  26,000       117,749
                                                  ------------
                                                       771,846
                                                  ------------
CLOTHING & APPAREL -- 0.3%
    Benetton Group SPA -- (ITL).........  4,160         66,438
    Christian Dior SA -- (FRF)..........  1,200        198,053
    Kuraray Co. Ltd. -- (JPY)...........  21,000       208,901
                                                  ------------
                                                       473,392
                                                  ------------
CONGLOMERATES -- 0.6%
    Cycle & Carriage Ltd. -- (SGD)......  15,000       155,277
    GKN PLC -- (GBP)....................  6,000        103,366
    Hutchison Whampoa Ltd. -- (HKD).....  56,000       484,329
    Sime Darby BHD -- (MYR).............  50,000       166,416
                                          SHARES     VALUE
                                          ------  ------------
    United Engineers Ltd. -- (MYR)......  15,000  $    108,170
    Valmet Corp. -- (FIM)...............  4,000         69,271
                                                  ------------
                                                     1,086,829
                                                  ------------
CONSTRUCTION -- 0.3%
    Matsushita Electric
      Works -- (JPY)....................  15,000       170,157
    Societe Technip -- (FRF)............  2,300        266,896
                                                  ------------
                                                       437,053
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    Kao Corp. -- (JPY)..................  26,000       360,733
    Orkla AS Cl-A -- (NOK)..............  1,000         73,696
                                                  ------------
                                                       434,429
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.4%
    Mitsubishi Electric
      Corp. -- (JPY)....................  27,000       151,021
    Sharp Corp. -- (JPY)................  9,000        124,084
    Siemans AG -- (DEM).................  2,000        119,775
    Sony Corp.-- (JPY)..................  3,000        261,518
                                                  ------------
                                                       656,398
                                                  ------------
FINANCIAL-BANK & TRUST -- 2.2%
    Abbey National PLC -- (GBP).........  18,000       245,799
    ABN AMRO Bank NV -- (NLG)...........  8,000        149,137
    Banca Commerciale Italia
      NA -- (ITL).......................  30,000        62,118
    Bank of Scotland -- (GBP)...........  20,208       129,226
    Bankgesellschaft Berlin
      AG -- (DEM).......................  5,450        114,931
    Barclays PLC -- (GBP)...............  15,191       301,548
    DCB Holdings BHD -- (MYR)...........  33,000       104,604
    DCB Holdings BHD Rights -- (MYR)*...  1,650          2,550
    Deutsche Bank AG -- (DEM)...........  2,800        164,394
    Developmental Bank of Singapore Ltd.
      Cl-F -- (SGD).....................  7,000         88,130
    Dresdner Bank AG -- (DEM)...........  2,400         84,078
    HSBC Holdings PLC -- (GBP)..........  18,000       554,097
    ING Groep NV -- (NLG)...............  10,153       468,011
    Kredietbank NV -- (BEF).............    300        120,867
    Oversea-Chinese Banking Corp.
      Ltd. -- (SGD).....................  12,000       124,222
    Societe Generale
      Belgique -- (BEF).................  1,000         93,359
    Svenska Handlesbanken
      Cl-A -- (SEK).....................  5,000        160,198
    Swiss Bank Corp. -- (CHF)...........  1,200        320,871
    Toronto Dominion Bank -- (CAD)......  4,100        121,435
    Union Bank of Switzerland Cl-B --
      (CHF).............................    200        228,704
    Westpac Banking Corp.
      Ltd. -- (AUD).....................  10,000        60,260
                                                  ------------
                                                     3,698,539
                                                  ------------
FINANCIAL SERVICES -- 0.2%
    Gemina SPA -- (ITL)*................  5,000          1,879
    Holding Di Partecipazioni
      Industriali SPA -- (ITL)*.........  45,000        21,574
    Mediobanca -- (ITL).................  7,000         42,494
    Societe Generale -- (FRF)...........  1,972        220,110
                                                  ------------
                                                       286,057
                                                  ------------
FOOD -- 0.5%
    Cadbury Schweppes PLC -- (GBP)......  1,400         12,485
    CSM NV -- (NLG).....................  2,400        120,287

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  ------------
Danisco AS -- (DKK).....................  4,000   $    244,626
    Eridania Beghin-Say SA -- (FRF).....  1,400        209,624
    Huhtamaki Group -- (FIM)............  1,500         64,653
    Nestle SA -- (CHF)..................    150        197,823
                                                  ------------
                                                       849,498
                                                  ------------
INSURANCE -- 0.3%
    AXA SA -- (FRF).....................  3,400        211,444
    CKAG Colonia Konzern AG -- (DEM)....  1,500        141,907
    Sumitomo Marine & Fire Insurance
      Co. -- (JPY)......................  30,000       246,073
                                                  ------------
                                                       599,424
                                                  ------------
MACHINERY & EQUIPMENT -- 0.2%
    ABB AG -- (CHF).....................     80        121,063
    SIG Holding AG -- (CHF).............     70        212,099
                                                  ------------
                                                       333,162
                                                  ------------
METALS & MINING -- 0.3%
    CRA Ltd. -- (AUD)...................  6,000        102,435
    Lonrho PLC -- (GBP).................  57,990       123,128
    Rustenburg Platinum Holdings Ltd. --
      (ZAR).............................  12,000       219,374
                                                  ------------
                                                       444,937
                                                  ------------
OFFICE EQUIPMENT -- 0.2%
    Canon, Inc. -- (JPY)................  9,000        245,026
    Ricoh Corp. Ltd. -- (JPY)...........  13,000       170,157
                                                  ------------
                                                       415,183
                                                  ------------
OIL & GAS -- 0.1%
    Santos Ltd. -- (AUD)................  32,000       134,765
    Societe Nationale Elf Aquitaine
      SA -- (FRF).......................  1,100        118,662
                                                  ------------
                                                       253,427
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Bobst SA -- (CHF)...................     60        101,890
    Kimberly-Clark de Mexico SA Cl-A --
      (MXP).............................  10,000        40,025
                                                  ------------
                                                       141,915
                                                  ------------
PHARMACEUTICALS -- 0.7%
    Altana AG -- (DEM)..................    210        225,159
    Astra AB Cl-B -- (SEK)..............  14,666       261,052
    Gehe AG -- (DEM)....................  2,150        147,927
    Novartis AG -- (CHF)................    160        255,492
    Takeda Chemical
      Industries -- (JPY)...............  13,000       365,271
                                                  ------------
                                                     1,254,901
                                                  ------------
PRINTING & PUBLISHING -- 0.4%
    Dai Nippon Printing Co.
      Ltd. -- (JPY).....................  12,000       271,204
    Elsevier NV -- (NLG)................  12,000       200,479
    Pearson PLC -- (GBP)................  11,600       134,354
                                                  ------------
                                                       606,037
                                                  ------------
                                          SHARES     VALUE
                                          ------  ------------
REAL ESTATE -- 0.3%
    Cheung Kong Holdings
      Ltd. -- (HKD).....................  38,000  $    375,252
    DBS Land Ltd. -- (SGD)..............  25,000        79,038
    Hopewell Holdings Ltd. -- (HKD).....  59,463        37,611
                                                  ------------
                                                       491,901
                                                  ------------
RETAIL & MERCHANDISING -- 0.3%
    Carrefour Supermarche SA -- (FRF)...    150        108,929
    Mauri Co. Ltd. -- (JPY).............  7,000        130,105
    Pinault-Printemps Redoute
      SA -- (FRF).......................    250        120,125
   Tesco PLC -- (GBP)...................  33,943       208,862
                                                  ------------
                                                       568,021
                                                  ------------
TELECOMMUNICATIONS -- 0.4%
    Telecom Corp. of New Zealand Ltd. --
      (NZD).............................  22,000       112,077
    Telecom Italia Mobile
      SPA -- (ITL)......................  75,000       242,647
    Telecom Italia SPA -- (ITL).........  75,000       240,662
    Telekom Malaysia BHD -- (MYR).......  24,000       112,212
                                                  ------------
                                                       707,598
                                                  ------------
TRANSPORTATION -- 0.1%
    BAA PLC -- (GBP)....................  17,600       162,228
                                                  ------------
UTILITIES -- 0.3%
    Electrabel SA -- (BEF)..............    420         89,975
    Hong Kong Electric Holdings Ltd. --
      (HKD).............................  30,000       120,824
    Veba AG -- (DEM)....................  4,000        225,904
                                                  ------------
                                                       436,703
                                                  ------------
TOTAL FOREIGN STOCK (COST
  $13,637,735)..........................            16,929,863
                                                  ------------

                                           PAR
                                MATURITY  (000)
                                --------  ------
CORPORATE OBLIGATIONS -- 16.1%
AEROSPACE -- 0.6%
    BE Aerospace, Inc. Sr. Sub.
      Notes
      9.875%................... 02/01/06  $  150       155,438
    Boeing Co. Notes
      6.35%.................... 06/15/03     120       117,450
    Dyncorp, Inc.
      Sr. Sub. Notes 144A
      9.50%.................... 03/01/07     300       303,750
    K&F Industries, Inc.
      Sr. Sub. Notes
      10.375%.................. 09/01/04     150       158,813
    Raytheon Co. Notes
      6.50%.................... 07/15/05     350       337,313
                                                  ------------
                                                     1,072,764
                                                  ------------
AIRLINES -- 0.0%
    Southwest Airlines Co.
      Debs.
      9.25%.................... 02/15/98      25        25,473
                                                  ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Daimler-Benz
      Auto Grantor Trust
      3.90%.................... 10/15/98  $   10  $      9,620
                                                  ------------
AUTOMOTIVE PARTS -- 0.2%
    Chief Auto Parts, Inc. Sr.
      Notes
      10.50%................... 05/15/05     150       151,500
    Safelite Glass Corp.
      Sr. Sub. Notes 144A
      9.875%................... 12/15/06     250       264,375
                                                  ------------
                                                       415,875
                                                  ------------
BEVERAGES -- 0.5%
    Anheuser-Busch Companies,
      Inc. Debs.
      7.00%.................... 12/01/25     150       139,875
    Coca-Cola Bottling Group
      Sr. Sub. Notes
      9.00%.................... 11/15/03     100       104,000
    Dr. Pepper Bottling Holding
      Co. Sr. Notes [STEP]
      9.19%.................... 02/15/03     140       138,950
    Texas Bottling Group, Inc.
      Sr. Sub. Notes
      9.00%.................... 11/15/03     100       103,500
    TLC Beatrice International
      Holdings Sr. Notes
      11.50%................... 10/01/05     250       281,563
                                                  ------------
                                                       767,888
                                                  ------------
BROADCASTING -- 0.2%
    Chancellor Radio
      Broadcasting Sr. Sub.
      Notes
      9.375%................... 10/01/04     175       182,000
    Young Broadcasting Corp.
      Sr. Sub. Notes
      10.125%.................. 02/15/05     150       158,250
                                                  ------------
                                                       340,250
                                                  ------------
BUILDING MATERIALS -- 0.1%
    Associated Materials, Inc.
      Sr. Sub. Notes
      11.50%................... 08/15/03     100       106,000
    Building Materials Corp.
      Sr. Notes [STEP]
      6.56%.................... 07/01/04     150       136,500
                                                  ------------
                                                       242,500
                                                  ------------
CHEMICALS -- 0.1%
    Agricultural Minerals &
      Chemicals, Inc. Sr. Notes
      10.75%................... 09/30/03     100       106,625
    Scotts Co. Sr. Sub. Notes
      9.875%................... 08/01/04     100       107,250
                                                  ------------
                                                       213,875
                                                  ------------
                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
CLOTHING & APPAREL -- 0.4%
    Dan River, Inc.
      Sr. Sub. Notes
      10.125%.................. 12/15/03  $  150  $    158,250
    Dominion Textile USA, Inc.
      Sr. Notes
      9.25%.................... 04/01/06     150       156,750
    Pillowtex Corp. Sr. Sub.
      Notes
      10.00%................... 11/15/06     150       159,188
    Tultex Corp. Sr. Notes 144A
      9.625%................... 04/15/07     125       134,375
                                                  ------------
                                                       608,563
                                                  ------------
COMPUTER HARDWARE -- 0.1%
    International Business
      Machines Corp. Notes
      6.375%................... 11/01/97     100       100,216
                                                  ------------
CONGLOMERATES -- 0.1%
    Jordan Industries Sr. Notes
      10.375%.................. 08/01/03     125       131,250
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.8%
    American Safety Razor Co.
      Sr. Notes
      9.875%................... 08/01/05     150       157,125
    Archibald Candy Corp. Notes
      10.25%................... 07/01/04     200       203,000
    Consolidated Cigar
      Sr. Sub. Notes
      10.50%................... 03/01/03     175       184,188
    Doane Products Co. Sr.
      Notes
      10.625%.................. 03/01/06     150       158,625
    Herff Jones, Inc.
      Sr. Sub. Notes
      11.00%................... 08/15/05     175       189,875
    MAFCO, Inc. Sr. Sub. Notes
      11.875%.................. 11/15/02     100       108,125
    PM Holdings Corp.
      Sub. Notes [STEP]
      9.87%.................... 09/01/05     100        75,875
    Revlon Consumer Products
      Corp. Sr. Sub. Notes Cl-B
      10.50%................... 02/15/03     150       160,500
    Westpoint Stevens, Inc. Sr.
      Sub. Debs.
      9.375%................... 12/15/05     150       157,688
                                                  ------------
                                                     1,395,001
                                                  ------------
CONTAINERS & PACKAGING -- 0.6%
    Container Corp. of America
      Sr. Notes
      9.75%.................... 04/01/03     150       158,250
      11.25%................... 05/01/04     100       109,750
    Gaylord Container Corp. Sr.
      Sub. Debs.
      12.75%................... 05/15/05     150       165,375

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
    Plastic Containers Sr.
      Notes
      10.00%................... 12/15/06  $  250  $    260,000
    Silgan Corp.
      11.75%................... 06/15/02     150       159,375
    U.S. Can Corp. Sr. Sub.
      Notes
      10.125%.................. 10/15/06     150       160,125
                                                  ------------
                                                     1,012,875
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Ametek, Inc. Sr. Notes
      9.75%.................... 03/15/04     100       106,125
    Celestica International
      Sr. Sub. Notes
      10.50%................... 12/31/06     150       162,000
    Fairchild Semiconductor Sr.
      Sub. Notes 144A
      10.125%.................. 03/15/07     250       265,000
    HCC Industries Sr. Sub.
      Notes 144A
      10.75%................... 05/15/07     175       184,188
    Viasystems, Inc. Sr. Sub.
      Notes 144A
      9.75%.................... 06/01/07     250       256,250
    Westinghouse Electric
      Corp. Debs.
      8.875%................... 06/01/01     200       210,500
                                                  ------------
                                                     1,184,063
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.0%
    AMC Entertainment, Inc. Sr.
      Sub. Notes 144A
      9.50%.................... 03/15/09     250       259,375
    Grand Casinos, Inc.
      First Mtge.
      10.125%.................. 12/01/03     150       156,375
    Rio Hotel & Casino, Inc.
      9.50%.................... 04/15/07     100       103,500
    Rio Hotel & Casino, Inc.
      Sr. Sub. Notes
      10.625%.................. 07/15/05     150       161,813
    Six Flags Theme Parks Sr.
      Sub. Notes
      Cl-A [STEP]
      8.44%.................... 06/15/05     150       153,000
    Time Warner
      Entertainment Debs.
      7.25%.................... 09/01/08     500       491,875
    Trump Atlantic City Assoc.,
      Inc. Notes
      11.25%................... 05/01/06     100        98,000
    United Artists Theatre Pass
      Through Trust
      9.30%.................... 07/01/15     246       236,262
                                                  ------------
                                                     1,660,200
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.2%
    Allied Waste North America
      Sr. Sub. Notes 144A
      10.25%................... 12/01/06     250       270,000
                                                  ------------
                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
EQUIPMENT SERVICES -- 0.1%
    Coinmach Corp. Sr. Notes
      11.75%................... 11/15/05  $  150  $    166,313
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.0%
    Airplanes Pass Through
      Trust
      10.875%.................. 03/15/19     150       172,564
    Aristar, Inc. Sr. Notes
      8.875%................... 08/15/98     200       205,466
      7.875%................... 02/15/99     200       205,250
    Banesto Delaware Sub. Notes
      8.25%.................... 07/28/02      50        52,750
    Bank of Nova Scotia Sub.
      Notes
      6.25%.................... 09/15/08      50        46,375
    BankAmerica Corp.
      6.85%.................... 03/01/03     150       150,000
    CoreStates Home Equity
      Trust Cl-A
      6.65%.................... 05/15/09      65        65,157
    Export-Import Bank of
      Korea Notes
      6.50%.................... 05/15/00      40        39,900
    First Federal Financial
      Notes
      11.75%................... 10/01/04     125       121,250
    Greenpoint Capital Trust I
      144A
      9.10%.................... 06/01/27     250       255,000
    NationsBank Texas Sr. Notes
      6.75%.................... 08/15/00     150       150,750
    Provident Bank Corp.
      Sub. Notes
      7.125%................... 03/15/03     175       175,219
    U.S. Bancorp Notes
      6.72%.................... 06/01/98     100       100,560
                                                  ------------
                                                     1,740,241
                                                  ------------
FINANCIAL SERVICES -- 2.3%
    Advanta Corp. Notes
      7.07%.................... 09/15/97     235       235,256
    Ahmanson, (H.F.) & Co. Sr.
      Notes
      9.875%................... 11/15/99     100       106,875
    American Express Master
      Trust
      7.60%.................... 08/15/02     500       517,909
    Associates Corp. of North
      America Sr. Notes
      7.70%.................... 03/15/00      50        51,438
    Chrysler Financial Corp.
      Notes
      8.46%.................... 01/19/00     200       209,000

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
    Ciesco L.P. Notes
      7.38%.................... 04/19/00  $  250  $    253,750
    Conseco, Inc. Sr. Notes
      8.125%................... 02/15/03     500       518,125
    Enhance Financial Services
      Group Debs.
      6.75%.................... 03/01/03     300       298,125
    General Motors Acceptance
      Corp. Grantor Trust
      6.30%.................... 06/15/99      13        13,317
    Household Finance Corp. Sr.
      Notes
      6.96%.................... 04/27/98     300       302,796
    Intertek Finance PLC
      Sr. Sub. Notes
      10.25%................... 11/01/06     250       259,375
    Loomis Fargo & Co.
      Sr. Sub. Notes 144A
      10.00%................... 01/15/04     250       255,000
    Ocwen Financial Corp. Notes
      11.875%.................. 10/01/03     150       164,250
    Salomon, Inc. Sr. Notes
      6.75%.................... 02/15/03     500       490,000
    Smith Barney Holdings Notes
      6.625%................... 06/01/00     200       200,250
                                                  ------------
                                                     3,875,466
                                                  ------------
FOOD -- 0.4%
    Keebler Corp. Sr. Sub.
      Notes
      10.75%................... 07/01/06     150       163,688
    RJR Nabisco Sr. Notes
      7.625%................... 09/01/00     250       247,813
    Windy Hill Pet Food Co. Sr.
      Sub. Notes 144A
      9.75%.................... 05/15/07     250       254,375
                                                  ------------
                                                       665,876
                                                  ------------
HEALTHCARE SERVICES -- 0.2%
    Quest Diagnostic, Inc.
      Sr. Sub. Notes
      10.75%................... 12/15/06     250       270,625
                                                  ------------
HOTELS & MOTELS -- 0.2%
    Courtyard By Marriott Sr.
      Notes
      10.75%................... 02/01/08     150       163,500
    Host Marriott Travel Plaza
      Sr. Notes Cl-B
      9.50%.................... 05/15/05     150       157,125
                                                  ------------
                                                       320,625
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.4%
    American Standard Debs.
      9.25%.................... 12/01/16      25        26,063
    Hawk Corp. Sr. Notes
      10.25%................... 12/01/03     150       155,250
                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
    International Knife & Saw,
      Inc. Sr. Sub. Notes
      11.375%.................. 11/15/06  $  150  $    161,250
    Synthetic Industries
      Debs. 144A
      9.25%.................... 02/15/07     250       255,625
                                                  ------------
                                                       598,188
                                                  ------------
INSURANCE -- 0.2%
    New York Life Insurance
      Notes 144A
      7.50%.................... 12/15/23     420       401,625
                                                  ------------
MACHINERY & EQUIPMENT -- 0.4%
    International Wire Group
      Sr. Sub. Notes
      11.75%................... 06/01/05     250       273,438
    Mettler-Toledo, Inc. Notes
      9.75%.................... 10/01/06     150       157,500
    Tokheim Corp.
      Sr. Sub. Notes Cl-B
      11.50%................... 08/01/06     150       161,063
                                                  ------------
                                                       592,001
                                                  ------------
METALS & MINING -- 0.2%
    Freeport-McMoran Resource
      Sr. Notes
      7.00%.................... 02/15/08     150       143,438
    Haynes International, Inc.
      Sr. Notes
      11.625%.................. 09/01/04     150       162,188
                                                  ------------
                                                       305,626
                                                  ------------
OIL & GAS -- 0.7%
    Dual Drilling Co.
      Sr. Sub. Notes
      9.875%................... 01/15/04     175       186,594
    Falcon Drilling Co., Inc.
      Sr. Notes
      8.875%................... 03/15/03     150       153,750
    Ferrellgas L.P. Financial
      Corp. Sr. Notes
      10.00%................... 08/01/01     100       104,500
    Flores & Rucks Sr. Sub.
      Notes
      9.75%.................... 10/01/06      50        52,875
    Pride Petroleum Services,
      Inc. Sr. Notes
      9.375%................... 05/01/07     250       260,000
    Rowan Co. Sr. Notes
      11.875%.................. 12/01/01     112       120,120
    Tenneco, Inc. Notes
      8.20%.................... 11/15/99      55        57,063
      8.075%................... 10/01/02     150       156,938
                                                  ------------
                                                     1,091,840
                                                  ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Maxxam Group Holdings, Inc.
      Sr. Notes
      11.25%................... 08/01/03  $   50  $     51,938
      12.00%................... 08/01/03     150       154,875
    Pen-Tab Industries, Inc.
      Sr. Sub. Notes 144A
      10.875%.................. 02/01/07     250       256,250
                                                  ------------
                                                       463,063
                                                  ------------
PHARMACEUTICALS -- 0.0%
    Owens & Minor, Inc.
      Sr. Sub. Notes
      10.875%.................. 06/01/06      75        83,438
                                                  ------------
REAL ESTATE -- 0.2%
    B.F. Saul Sr. Notes [REIT]
      11.625%.................. 04/01/02     150       161,625
    HMC Acquisition Properties
      Sr. Notes Cl-B
      9.00%.................... 12/15/07     150       152,438
                                                  ------------
                                                       314,063
                                                  ------------
RESTAURANTS -- 0.1%
    McDonald's Corp. Notes
      6.625%................... 09/01/05     100        98,000
                                                  ------------
RETAIL & MERCHANDISING -- 0.2%
    Specialty Retailers Corp.
      Notes 144A
      8.50%.................... 07/15/05     250       251,875
    Wal-Mart Stores, Inc. Debs.
      7.25%.................... 06/01/13      85        85,638
                                                  ------------
                                                       337,513
                                                  ------------
TELECOMMUNICATIONS -- 1.9%
    Comcast Cable
      Communications Notes 144A
      8.125%................... 05/01/04     400       419,000
    Communication & Power
      Industries Sr. Sub. Notes
      12.00%................... 08/01/05     150       165,000
    Frontiervision Sr. Sub.
      Notes
      11.00%................... 10/15/06     150       157,500
    Fundy Cable Ltd. Sr. Notes
      11.00%................... 11/15/05     150       162,938
    GTE Corp. Debs.
      7.90%.................... 02/01/27     175       176,531
    L-3 Communications Corp.
      Sr. Sub. Notes 144A
      10.375%.................. 05/01/07     175       186,375
    Lucent Technologies,
      Inc. Notes
      6.90%.................... 07/15/01     500       503,750
    Marcus Cable Operating Co.
      Sr. Disc. Notes [STEP]
      7.55%.................... 08/01/04     250       217,500
    Rogers Cablesystems Ltd.
      Notes
      10.00%................... 03/15/05     125       135,938
                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
    Sprint Spectrum L.P. Sr.
      Notes
      11.00%................... 08/15/06  $  250  $    278,125
    TCI Communications, Inc.
      Sr. Notes
      8.65%.................... 09/15/04     200       209,000
    Teleport Communications
      Group, Inc. Sr. Notes
      9.875%................... 07/01/06     100       106,500
    Telewest PLC Debs. [STEP]
      11.21%................... 10/01/07     250       181,250
    United Telecommunications
      Debs.
      9.75%.................... 04/01/00     250       269,688
                                                  ------------
                                                     3,169,095
                                                  ------------
TRANSPORTATION -- 0.4%
    Coach USA, Inc. Sr. Sub.
      Notes 144A
      9.375%................... 07/01/07     125       125,938
    Equimar Shipholdings Ltd.
      Sub. Notes
      9.875%................... 07/01/07     250       249,688
    Federal Express Notes
      6.25%.................... 04/15/98      70        70,050
    Sea Containers Ltd. Sr.
      Sub. Notes
      12.50%................... 12/01/04      70        78,750
    Union Tank Car Co. Notes
      7.125%................... 02/01/07     150       149,813
                                                  ------------
                                                       674,239
                                                  ------------
UTILITIES -- 1.3%
    Citizens Utilities Co.
      Debs.
      8.45%.................... 09/01/01     335       355,938
    Commonwealth Edison Notes
      9.00%.................... 10/15/99     250       261,875
    Consumers Power Co. First
      Mtge.
      6.00%.................... 07/01/97      65        65,000
      6.625%................... 10/01/98      50        50,125
    El Paso Electric Co. First
      Mtge.
      8.90%.................... 02/01/06     150       160,125
    Energy Corp. of America Sr.
      Sub. Notes 144A
      9.50%.................... 05/15/07     250       250,000
    Florida Power & Light First
      Mtge.
      5.70%.................... 03/05/98     200       199,750
    Monongahela Power First
      Mtge.
      8.50%.................... 06/01/22     150       158,438

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
    Pacific Gas & Electric Co.
      First Mtge.
      6.75%.................... 12/01/00  $  200  $    199,500
    Public Service Electric &
      Gas First Mtge.
      7.00%.................... 09/01/24     300       279,375
    Southern California Edison
      Notes
      6.50%.................... 06/01/01     100        99,250
    Wisconsin Electric Power
      Co. First Mtge.
      5.875%................... 10/01/97     100       100,000
                                                  ------------
                                                     2,179,376
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
    (COST $26,261,991)..................            26,797,626
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.8%
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.1%
      7.00%.................... 11/01/97     141       141,668
      7.50%.................... 07/15/20      15        15,111
                                                  ------------
                                                       156,779
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
      6.02%.................... 01/20/98      60        60,088
                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.7%
      9.50%.................... 10/15/09      18        19,722
      10.00%................... 11/15/09      20        22,190
      11.50%................... 06/15/10      35        38,882
      12.00%................... 09/15/13       1         1,231
      12.00%................... 01/15/14       6         7,340
      10.50%................... 08/15/15      13        14,550
      11.50%................... 09/15/15      96       108,354
      11.50%................... 11/15/15      37        41,082
      8.00%.................... 05/15/16      23        23,956
      8.50%.................... 06/15/16      35        35,957
      9.00%.................... 07/15/16      14        15,148
      8.00%.................... 12/15/16      22        22,373
      8.00%.................... 12/15/16      24        24,127
      8.00%.................... 02/15/17      29        29,675
      8.00%.................... 02/15/17      24        25,034
      8.00%.................... 02/15/17      40        41,073
      8.00%.................... 05/15/17      28        29,140
      8.00%.................... 05/15/17      30        31,125
      9.00%.................... 05/15/17      76        80,618
      8.00%.................... 06/15/17      27        27,626
      9.50%.................... 11/15/18       3         3,667
      9.50%.................... 03/15/19      13        13,732
      9.50%.................... 01/15/20       8         8,369
      9.50%.................... 06/15/20      14        15,082
      8.00%.................... 06/15/22     134       137,262
      8.00%.................... 09/15/22      31        31,294
      8.00%.................... 07/15/23      73        75,075
      7.00%.................... 09/15/23     345       338,695
      6.50%.................... 02/15/24     221       211,226
      6.50%.................... 02/15/24     469       448,822
      6.50%.................... 04/15/24      82        78,090
                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
      6.50%.................... 05/15/24  $  236  $    225,892
      6.50%.................... 05/15/24     640       612,214
      7.50%.................... 06/15/24      82        82,098
      7.00%.................... 12/15/25     289       284,497
      7.00%.................... 01/15/26      38        37,593
      6.00%.................... 02/15/26     400       371,923
      7.00%.................... 02/15/26      39        38,390
      7.00%.................... 03/15/26      40        39,678
      7.00%.................... 03/15/26      65        64,240
      7.00%.................... 04/15/26     521       512,116
      7.00%.................... 04/15/26     859       844,651
      7.50%.................... 04/15/26     139       139,286
      6.00%.................... 05/15/26     325       302,315
      7.00%.................... 05/15/26     481       473,120
      7.00%.................... 05/15/26     886       870,852
      7.50%.................... 05/15/26     445       447,037
      7.50%.................... 05/15/26     635       637,627
      7.00%.................... 06/15/26      42        40,915
      7.00%.................... 06/15/26     998       981,239
      7.00%.................... 06/15/26   1,053     1,035,021
      7.00%.................... 06/15/26      41        40,323
      7.50%.................... 06/15/26     294       294,626
      8.00%.................... 06/15/26     310       316,845
      8.00%.................... 06/15/26     491       501,978
      8.50%.................... 06/15/26     607       631,149
      8.50%.................... 07/15/26     497       516,997
      8.50%.................... 07/15/26     491       510,923
      8.50%.................... 07/15/26      46        47,488
      7.00%.................... 08/15/26      35        34,063
      7.00%.................... 08/15/26     883       875,142
      8.50%.................... 10/15/26     492       511,814
      7.00%.................... 12/15/26      34        33,221
      7.00%.................... 01/15/27   1,091     1,072,274
      7.00%.................... 02/15/27      34        33,604
      7.00%.................... 02/15/27     648       636,774
      7.00%.................... 02/15/27      37        36,356
                                                  ------------
                                                    16,134,798
                                                  ------------
TENNESSEE VALLEY AUTHORITY -- 0.0%
      7.75%.................... 12/15/22      10        10,075
      7.25%.................... 07/15/43      20        19,275
      6.875%................... 12/15/43      40        36,700
                                                  ------------
                                                        66,050
                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $16,296,579)....................            16,417,715
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 7.4%
U.S. TREASURY BONDS -- 1.4%
      11.625%.................. 11/15/02     100       123,606
      7.125%................... 02/15/23     240       247,303
      7.625%................... 02/15/25     300       328,623
      6.875%................... 08/15/25     300       301,272
      6.00%.................... 02/15/26     100        89,502
      6.625%................... 02/15/27   1,250     1,223,700
                                                  ------------
                                                     2,314,006
                                                  ------------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                MATURITY  (000)      VALUE
                                --------  ------  ------------
U.S. TREASURY NOTES -- 6.0%
      6.125%................... 05/15/98  $  100  $    100,329
      6.00%.................... 05/31/98     450       450,994
      5.125%................... 12/31/98      50        49,418
      6.375%................... 05/15/99   1,950     1,960,160
      6.75%.................... 05/31/99     460       465,446
      6.875%................... 03/31/00     250       254,102
      6.25%.................... 05/31/00     100       100,071
      6.125%................... 09/30/00     150       149,395
      5.625%................... 11/30/00     275       269,448
      5.625%................... 02/28/01   1,100     1,075,998
      5.75%.................... 08/15/03     665       642,370
      7.50%.................... 02/15/05     250       264,498
      5.875%................... 11/15/05     425       406,704
      5.625%................... 02/15/06     500       469,555
      6.50%.................... 10/15/06   1,350     1,344,249
      6.25%.................... 02/15/07   2,000     1,957,500
                                                  ------------
                                                     9,960,237
                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST
  $12,250,795)..........................            12,274,243
                                                  ------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)
                                        ---------
FOREIGN BONDS -- 3.2%
AUSTRALIA -- 0.0%
    Australian Government
      9.50%.................  08/15/03         20        17,231
                                                   ------------
BELGIUM -- 0.0%
    Kingdom of Belgium
      7.25%.................  04/29/04      1,550        48,029
                                                   ------------
CANADA -- 0.2%
    Canadian Government
      8.50%.................  04/01/02        380       306,424
      6.50%.................  06/01/04        110        81,678
      9.75%.................  06/01/21         10         9,674
                                                   ------------
                                                        397,776
                                                   ------------
DENMARK -- 0.0%
    Kingdom of Denmark
      7.00%.................  12/15/04        275        44,386
                                                   ------------
FRANCE -- 0.5%
    French O.A.T.
      8.50%.................  11/25/02      1,406       281,741
      8.25%.................  02/27/04        264        52,861
      5.50%.................  04/25/07      3,000       507,078
      8.50%.................  04/25/23         50        10,733
                                                   ------------
                                                        852,413
                                                   ------------
GERMANY -- 0.7%
    Deutscheland Republic
      8.50%.................  08/21/00        375       242,919

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                              MATURITY    (000)       VALUE
                              --------  ---------  ------------
      8.375%................  05/21/01        410  $    269,024
      6.50%.................  07/15/03        110        67,958
      6.00%.................  07/04/07        838       491,229
                                                   ------------
                                                      1,071,130
                                                   ------------
ITALY -- 0.2%
    Italian Government
      11.50%................  03/01/03    275,000       198,355
      8.50%.................  08/01/04     45,000        28,991
                                                   ------------
                                                        227,346
                                                   ------------
JAPAN -- 1.2%
    European Investment Bank
      4.625%................  02/26/03     53,000       527,225
      3.00%.................  09/20/06    102,000       928,436
    International Bank
      Recovery & Development
      Global Bond
      6.75%.................  03/15/00     14,000       140,031
    Japanese Government
      4.50%.................  06/20/03     33,500       332,545
                                                   ------------
                                                      1,928,237
                                                   ------------
NETHERLANDS -- 0.0%
    Netherlands Government
      5.75%.................  01/15/04        115        60,566
                                                   ------------
SPAIN -- 0.0%
    Spanish Government
      8.00%.................  05/30/04      6,400        48,358
                                                   ------------
UNITED KINGDOM -- 0.4%
    United Kingdom Gilt
      9.00%.................  03/03/00         85       148,054
    United Kingdom Treasury
      8.00%.................  06/10/03         91       157,936
      7.50%.................  12/07/06        164       280,194
                                                   ------------
                                                        586,184
                                                   ------------
TOTAL FOREIGN BONDS (COST
  $5,211,122).........................                5,281,656
                                                   ------------

                                          PAR
                                         (000)
                                       ----------
COMMERCIAL PAPER -- 4.5%
    Shell Oil Co.
      6.15%
      (COST $7,475,000)....  07/01/97      $7,475     7,475,000
                                                   ------------

                                         SHARES
                                        ---------
SHORT-TERM INVESTMENTS -- 3.6%
    Temporary Investment Fund
    (COST $6,034,744).................  6,034,744     6,034,744
                                                   ------------
TOTAL INVESTMENTS -- 99.7%
  (COST $141,615,059).................              166,139,820
OTHER ASSETS LESS
  LIABILITIES -- 0.3%.................                  462,080
                                                   ------------
NET ASSETS -- 100.0%..................             $166,601,900
                                                   ============

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCPAL
                   AMOUNT        CONTRACTED
                   COVERED        EXCHANGE      EXPIRATION       UNREALIZED
TYPE             BY CONTRACT        RATE          MONTH         DEPRECIATION
----------------------------------------------------------
Buy      JPY      $ 653,607       114.2000         07/97          $ (2,281)
                                                                   =======

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 2.9% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
CORPORATE OBLIGATIONS -- 11.5%
AIRLINES -- 2.5%
    American Airlines Notes
      10.19%...............  05/26/15  $      250  $    303,338
    United Air Lines, Inc.
      Notes
      10.36%...............  11/13/12       6,925     8,430,772
      10.36%...............  11/27/12         500       608,440
      10.02%...............  03/22/14       2,000     2,328,260
                                                   ------------
                                                     11,670,810
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Time Warner, Inc. Notes
      7.45%................  02/01/98       2,000     2,017,500
      6.7725% [VR].........  08/15/00         437       438,093
      7.98%................  08/15/04         262       271,170
      8.11%................  08/15/06         525       546,656
      8.18%................  08/15/07         525       549,281
                                                   ------------
                                                      3,822,700
                                                   ------------
FOOD -- 1.4%
    RJR Nabisco, Inc. Notes
      8.625%...............  12/01/02       6,500     6,630,000
                                                   ------------
OIL & GAS -- 0.1%
    Arkla, Inc. Notes
      9.20%................  12/18/97         500       506,875
                                                   ------------
REAL ESTATE -- 1.1%
    Spieker Properties
      Notes
      6.95%................  12/15/02       5,000     4,937,500
                                                   ------------
UTILITIES -- 5.6%
    Cleveland Electric
      Illumination Co.
      Notes
      8.75%................  11/15/05         100       101,148
    CMS Energy Corp. First
      Mtge.
      9.50%................  10/01/97         150       153,188
      8.125%...............  05/15/02       5,000     5,031,250
    Commonwealth Edison
      Notes
      6.50%................  07/15/97         750       750,000
    Long Island Lighting
      Co. Notes
      7.85%................  05/15/99       7,000     7,113,750
      8.90%................  07/15/19       6,000     6,450,000
    Louisiana Power & Light
      Co. Notes
      7.74%................  07/01/02       6,000     6,082,500
                                                   ------------
                                                     25,681,836
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $52,376,233).................                53,249,721
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.8%
FEDERAL HOME LOAN MORTGAGE CORP. -- 4.3%
      5.95%................  06/19/98      10,000     9,995,000
      8.25%................  08/01/17         578       596,448
      7.00% [IO]...........  04/25/19         321        29,745
      7.80% [VR]...........  02/01/24       2,574     2,668,767
      6.50%................  12/01/25       2,829     2,713,188
      6.50% [TBA]..........  08/13/27       4,000     3,826,240
                                                   ------------
                                                     19,829,388
                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.7%
      9.40%................  07/25/03         268       279,893
      6.25% [IO]...........  05/25/08         236        69,988
      6.50% [IO]...........  06/25/14       1,477        66,179
      6.90%................  05/25/23         199       171,465
      7.978% [VR]..........  01/01/24         376       391,860
      7.50%................  04/01/24       3,873     3,884,207
      8.50%................  03/01/25       1,384     1,440,222
      8.50%................  03/01/25       7,018     7,300,621
      8.50%................  05/01/25       5,178     5,386,622
      6.12% [TBA]..........  07/24/27       3,000     2,966,250
                                                   ------------
                                                     21,957,307
                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 43.5%
      6.50%................  02/15/16         253       241,738
      7.00%................  03/20/17         707       724,539
      7.125%...............  06/20/22       2,316     2,374,106
      7.125%...............  04/20/23       2,883     2,945,924
      7.125%...............  08/20/23       9,777     9,978,537
      7.125%...............  09/20/23       6,537     6,672,156
      6.875% [VR]..........  10/20/23         642       655,082
      7.50%................  12/20/23         426       425,783
      6.50%................  01/15/24         463       443,504
      6.50%................  04/15/24         365       349,432
      6.50%................  05/15/24         293       280,526
      7.125% [VR]..........  09/20/24       1,339     1,375,625
      6.875% [VR]..........  10/20/24       3,523     3,611,163
      6.50%................  08/15/25         973       931,748
      6.50%................  08/15/25         324       310,368
      6.50%................  09/15/25         356       341,172
      6.50%................  09/15/25         458       438,751
      6.50%................  09/15/25         952       911,145
      6.50%................  10/15/25       1,213     1,161,039
      6.50%................  11/15/25         577       551,905
      6.50%................  12/15/25         481       460,300
      6.50%................  12/15/25         451       431,388
      6.50%................  12/15/25         484       463,414
      6.50%................  12/15/25         326       311,604
      6.50%................  12/15/25         610       583,580
      6.50%................  12/15/25         620       593,044
      6.50%................  12/15/25         334       319,786
      6.50%................  01/15/26         502       480,645
      6.50%................  01/15/26         359       343,778
      6.50%................  01/15/26         251       240,392
      6.50%................  01/15/26         515       493,053
      6.50%................  01/15/26         231       221,384
      6.50%................  01/15/26         244       233,725
      6.50%................  01/15/26         419       401,289
      6.50%................  01/15/26         492       470,543
      6.50%................  01/15/26         139       132,610

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
      6.50%................  01/15/26  $      247  $    236,568
      6.50%................  01/15/26         646       618,640
      6.50%................  02/15/26         125       119,323
      6.50%................  02/15/26         843       806,452
      6.50%................  02/15/26         830       794,782
      6.50%................  02/15/26         238       227,767
      6.50%................  02/15/26         144       137,753
      6.50%................  02/15/26         616       589,667
      6.50%................  02/15/26         343       327,997
      6.50%................  02/15/26       2,076     1,987,455
      6.50%................  02/15/26         109       104,438
      6.50%................  02/15/26         229       219,280
      6.50%................  02/15/26         718       686,990
      6.50%................  02/15/26         615       588,621
      6.50%................  02/15/26         388       371,668
      6.50%................  02/15/26       1,383     1,323,674
      6.50%................  02/15/26         539       515,536
      6.50%................  02/15/26         370       354,355
      6.50%................  02/15/26         180       172,015
      6.50%................  02/15/26       1,696     1,623,482
      6.50%................  03/15/26         503       481,866
      6.50%................  03/15/26         345       330,595
      6.50%................  03/15/26         513       491,461
      6.50%................  03/15/26         345       330,381
      6.50%................  03/15/26         748       716,305
      6.50%................  03/15/26         351       335,813
      6.50%................  03/15/26       3,861     3,695,883
      6.50%................  03/15/26         132       126,306
      6.50%................  03/15/26         112       107,296
      6.50%................  03/15/26         147       141,070
      6.50%................  03/15/26         792       757,679
      6.50%................  03/15/26         237       227,287
      6.50%................  03/15/26         776       743,080
      6.50%................  03/15/26         379       362,336
      6.50%................  03/15/26         974       932,619
      6.50%................  03/15/26       3,646     3,489,440
      6.50%................  03/15/26         183       175,034
      6.50%................  03/15/26         839       803,162
      6.50%................  03/15/26         247       236,046
      6.50%................  03/15/26         261       250,002
      6.50%................  04/15/26         229       219,084
      6.50%................  04/15/26         574       549,335
      6.50%................  04/15/26       1,236     1,182,629
      6.50%................  04/15/26       2,265     2,168,066
      6.50%................  04/15/26         243       232,384
      6.50%................  04/15/26         962       920,926
      6.50%................  04/15/26         254       243,100
      6.50%................  04/15/26         379       363,086
      6.50%................  04/15/26       1,566     1,499,418
      6.50%................  04/15/26         457       437,217
      6.50%................  04/15/26         977       935,342
      6.50%................  04/15/26         229       219,139
      6.50%................  04/15/26         238       227,458
      6.50%................  04/15/26         386       369,249
      6.50%................  04/15/26         222       212,092
      6.50%................  04/15/26  $      243  $    232,405
      6.50%................  04/15/26         382       365,397
      6.50%................  04/15/26         522       499,594
      6.50%................  04/15/26         126       120,728
      6.50%................  04/15/26         121       115,713
      6.50%................  04/15/26         254       243,130
      6.50%................  04/15/26         517       494,884
      6.50%................  04/15/26         247       236,750
      6.50%................  04/15/26         119       114,298
      6.50%................  04/15/26         244       233,939
      6.50%................  04/15/26         250       238,916
      6.50%................  04/15/26          22        20,834
      6.50%................  04/15/26         364       348,080
      6.50%................  05/15/26         234       224,459
      6.50%................  05/15/26         185       177,075
      6.50%................  05/15/26         370       354,555
      6.50%................  05/15/26         461       441,073
      6.50%................  05/15/26         200       191,298
      6.50%................  05/15/26         328       314,324
      6.50%................  05/15/26         361       345,826
      6.50%................  05/15/26         378       362,149
      6.50%................  05/15/26         113       108,512
      6.50%................  05/15/26         368       352,091
      6.50%................  05/15/26         410       392,280
      6.50%................  05/15/26         234       224,454
      6.50%................  05/15/26         244       233,133
      6.50%................  06/15/26         131       125,225
      6.50%................  06/15/26         132       126,259
      6.50%................  07/15/26         182       174,464
      6.50%................  07/15/26         461       441,690
      6.50% [TBA]..........  07/15/26      15,000    14,348,400
      6.50%................  08/15/26         523       500,912
      6.50%................  08/15/26         178       170,010
      6.50%................  08/15/26         231       220,928
      6.50% [TBA]..........  09/18/26      30,000    28,603,200
      6.50%................  10/15/26         532       509,001
      6.00%................  11/20/26      15,003    15,200,293
      7.00%................  12/20/26      24,154    24,760,842
      6.00%................  02/20/27       9,926    10,000,780
      8.50% [TBA]..........  07/21/27       1,000     1,039,060
      8.50% [TBA]..........  08/20/27      20,000    20,737,600
                                                   ------------
                                                    201,167,988
                                                   ------------
STUDENT LOAN MARKETING ASSOCIATION -- 4.3%
      6.00%................  06/30/98      20,000    20,015,198
                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $260,708,677)................               262,969,881
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
    Citicorp Mtge.
      Securities, Inc. [VR]
      7.60%................  10/25/22         603       615,707
    Collateralized Mtge.
      Securities Corp. [VR]
      7.99%................  05/01/17         558       565,451

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
    Countrywide Adjustable
      Rate Mtge. [VR]
      7.9215%..............  03/25/24  $      709  $    725,178
      8.0404%..............  11/25/24         773       793,297
    Guardian Adjustable
      Rate Mtge. [VR]
      6.80%................  12/25/19          76        50,507
    Mortgage Capital
      Trust VI
      9.50%................  02/01/18         674       679,662
    Prudential Home Mtge.
      Securities
      6.50%................  01/25/00      10,000    10,003,100
    Prudential-Bache
      CMO Trust
      8.40%................  03/20/21       3,375     3,466,263
    Resolution Trust Corp.
      8.00%................  09/25/21         365       368,048
    Rothschild L.F.
      Mtge. Trust
      9.95%................  08/01/17       2,418     2,596,527
    Ryland Mtge. Securities
      Corp. [VR]
      8.0808%..............  09/25/23       1,027     1,042,931
                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $20,659,264).................                20,906,671
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 11.7%
U.S. TREASURY BILLS -- 0.4%
      5.08% #..............  07/03/97         530       529,852
      5.08% #..............  07/03/97         305       304,915
      5.09% #..............  07/03/97          65        64,982
      5.14% #..............  07/03/97         435       434,879
      5.24% #..............  08/07/97          45        44,772
      5.12% #..............  08/21/97         400       397,172
      5.20% #..............  08/21/97         300       297,879
                                                   ------------
                                                      2,074,451
                                                   ------------
U.S. TREASURY NOTES -- 11.3%
      6.125%...............  03/31/98      48,000    48,162,240
      6.00%................  09/30/98       4,000     4,005,200
                                                   ------------
                                                     52,167,440
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $54,254,701).................                54,241,891
                                                   ------------
SOVEREIGN ISSUES -- 1.2%
ARGENTINA
    Republic of Argentina
      [BRB,FRB]
      6.75%
      (COST $4,388,265)....  03/31/05       5,820     5,470,800
                                                   ------------

                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
FOREIGN BONDS -- 2.5%
CANADA -- 0.8%
    Canadian Government
      4.25%................  12/01/26       5,139  $  3,695,401
                                                   ------------
NEW ZEALAND -- 1.7%
    New Zealand Government
      10.00%...............  03/15/02      10,000     7,654,571
                                                   ------------
TOTAL FOREIGN BONDS
  (COST $11,242,248).................                11,349,972
                                                   ------------
                                          PAR
                                         (000)
                                       ----------
COMMERCIAL PAPER -- 27.8%
    Caisse D'Amortissement
      5.55%................  08/05/97  $    1,000       994,514
      5.56%................  08/11/97       1,600     1,589,774
    Central Illinois Public
      Service
      6.25%................  07/01/97      12,700    12,700,000
    DuPont (E.I.) de
      Nemours & Co.
      5.52%................  07/15/97       1,900     1,895,921
      5.51%................  08/06/97       1,200     1,193,388
    Emerson Electric Co.
      5.54%................  08/11/97      21,000    20,867,502
    Ford Motor Credit Co.
      5.57%................  07/03/97       3,500     3,498,917
      5.54%................  08/13/97       3,500     3,476,454
    General Electric
      Capital Corp.
      5.57%................  07/01/97       8,400     8,400,000
      5.57%................  08/06/97         300       298,301
    General Motors
      Acceptance Corp.
      5.55%................  07/30/97      16,000    15,928,467
    IBM Corp.
      5.53%................  07/07/97       6,700     6,693,825
    IBM Credit Corp.
      5.60%................  07/21/97       2,100     2,093,467
    KFW International
      Financial Corp.
      5.52%................  07/02/97         700       699,893
      5.53%................  08/22/97      18,800    18,649,830
    Minnesota Mining &
      Manufacturing Co.
      5.51%................  08/12/97       1,300     1,291,643
    National Rural Utility
      Corp.
      5.57%................  07/17/97         900       897,711
      5.58%................  07/21/97         700       697,786
      5.53%................  07/22/97       6,500     6,478,683
      5.55%................  08/14/97      12,000    11,917,713
    New Center Asset Trust
      5.62%................  07/09/97       1,900     1,897,548
      5.56%................  08/15/97       1,000       993,050
      5.56%................  08/27/97       1,400     1,387,206
      5.56%................  09/10/97       3,800     3,757,592

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
    Western Australian
      Treasury
      5.62%................  08/01/97  $      400  $    398,044
                                                   ------------
TOTAL COMMERCIAL PAPER
  (COST $128,700,475)................               128,697,229
                                                   ------------
                                        NOTIONAL
                                         AMOUNT
                                         (000)
                                       ----------
OTC INTEREST RATE CAPS -- 0.0%
    Three-Month LIBOR
      Strike at $89.30
      (COST $3,618)........  12/15/97     375,000         3,618
                                                   ------------

                                         SHARES
                                       ----------
SHORT-TERM INVESTMENTS -- 0.8%
    Temporary Investment Cash Fund...   1,754,911     1,754,911
    Temporary Investment Fund........   1,754,911     1,754,911
                                                   ------------
    (COST $3,509,822)................                 3,509,822
                                                   ------------
TOTAL INVESTMENTS -- 116.8%
  (COST $535,843,303)................               540,399,605
                                                   ------------
                                        NOTIONAL
                                         AMOUNT
                                         (000)
                                       ----------
WRITTEN OPTIONS -- 0.0%
    Written CME Put Option on
      Eurodollar Futures, Strike
      Price $93.75, Expire 12/15/97
      (COST ($291,246))..............  $  350,000       (83,125)
                                                   ------------
LIABILITES IN EXCESS OF OTHER
  ASSETS -- (16.8%)..................               (77,693,601)
                                                   ------------
NET ASSETS -- 100.0%.................              $462,622,879
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCIPAL
                   AMOUNT        CONTRACTED
                   COVERED        EXCHANGE       EXPIRATION       UNREALIZED
TYPE             BY CONTRACT        RATE            MONTH        APPRECIATION
----------------------------------------------------------
Sell     CAD     $3,846,182         1.3392          10/98          $  63,615
Sell     NZD      7,386,834         1.4439          08/97            155,728
                                                                   ---------
                                                                   $ 219,343
                                                                   =========

# Securities with an aggregate market value of $2,074,451 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1997:

                                       NOTIONAL     UNREALIZED
                          EXPIRATION    AMOUNT     APPRECIATION
      DESCRIPTION           MONTH       (000)     (DEPRECIATION)
----------------------------------------------------------
U.S. Municipal Bond          09/97     $15,300      $   28,688
U.S. Treasury 5 Year
  Note                       09/97       5,000          (5,468)
U.S. Treasury 10 Year
  Note                       09/97      40,100          21,312
U.S. Treasury 30 Year
  Note                       09/97      47,800        (306,000)
Eurodollar                   09/97      30,000          (2,250)
Eurodollar                   12/97      30,000          (4,875)
Eurodollar                   03/98      30,000          (6,000)
                                                  --------------
                                                    $ (274,593)
                                                  =============

Interest rate swap agreements outstanding at June 30, 1997:

                                       NOTIONAL
                          EXPIRATION    AMOUNT      UNREALIZED
      DESCRIPTION           MONTH       (000)      APPRECIATON
----------------------------------------------------------
Receive variable rate
  payments on the three-
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments on
  the then current U.S.
  Treasury 10 Year Note
  with a spread of:
        36.25                09/97     $ 5,000         $ 5,000
        36.50                09/97       7,500           6,750
        37.00                09/97       3,000           1,920
        37.00                09/97      10,000           6,400
        35.75                09/97       6,000           7,200
        36.50                09/97      12,000          10,800
                                                      --------
                                                       $38,070
                                                      ========

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
See Notes to Financial Statements.

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                       ---------  ------------
COMMON STOCK -- 73.7%
AEROSPACE -- 2.5%
    General Motors Corp. Cl-H.........    20,000  $  1,155,000
    Lockheed Martin Corp..............    20,000     2,071,250
    Northrop Grumman Corp.............   100,000     8,781,250
                                                  ------------
                                                    12,007,500
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Chrysler Corp.....................    30,000       984,375
    Ford Motor Co.....................    30,000     1,132,500
    General Motors Corp...............    40,000     2,227,500
                                                  ------------
                                                     4,344,375
                                                  ------------
AUTOMOTIVE PARTS -- 0.6%
    Borg Warner Automotive, Inc.......    50,000     2,703,125
                                                  ------------
BEVERAGES -- 1.6%
    Anheuser-Busch Companies, Inc. ...   140,000     5,871,250
    Coors, (Adolph) Co. Cl-B..........    70,000     1,863,750
                                                  ------------
                                                     7,735,000
                                                  ------------
CHEMICALS -- 2.0%
    Agrium, Inc. .....................   250,000     2,875,000
    Arco Chemical Co. ................    20,000       951,250
    General Chemical Group, Inc. .....    50,000     1,337,500
    Lawter International, Inc. .......   100,000     1,262,500
    Olin Corp. .......................    80,000     3,125,000
                                                  ------------
                                                     9,551,250
                                                  ------------
COMPUTER HARDWARE -- 0.5%
    Hewlett-Packard Co. ..............    40,000     2,240,000
                                                  ------------
CONGLOMERATES -- 0.4%
    Philip Morris Companies, Inc. ....    45,000     1,996,875
                                                  ------------
CONSTRUCTION -- 0.7%
    Fluor Corp........................    62,000     3,421,625
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.7%
    Avon Products, Inc. ..............    50,000     3,528,125
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.6%
    Emerson Electric Co. .............    80,000     4,405,000
    General Electric Co. .............    74,000     4,837,750
    Honeywell, Inc. ..................    40,000     3,035,000
    Maxim Integrated Products,
      Inc.*...........................     5,800       329,875
    Polaroid Corp. ...................    30,000     1,665,000
    Sundstrand Corp. .................   140,000     7,560,000
    Tandy Corp. ......................   100,000     5,600,000
    Texas Instruments, Inc. ..........    45,000     3,782,812
                                                  ------------
                                                    31,215,437
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.7%
    Waste Management, Inc.............   100,000     3,212,500
                                                  ------------
FINANCIAL-BANK & TRUST -- 2.1%
    Bank of New York Co., Inc. .......    60,000     2,610,000
    CoreStates Financial Corp. .......    30,000     1,612,500
    Fleet Financial Group, Inc. ......    50,000     3,162,500
    Mellon Bank Corp. ................    60,000     2,707,500
                                                  ------------
                                                    10,092,500
                                                  ------------
FINANCIAL SERVICES -- 1.6%
    Associates First Capital Corp. ...    80,000     4,440,000
    Morgan Stanley, Dean Witter,
      Discover & Co.*.................    70,000     3,014,375
                                                  ------------
                                                     7,454,375
                                                  ------------
FOOD -- 2.9%
    General Mills, Inc. ..............    35,000     2,279,375
    Heinz, (H.J.) Co. ................    93,000     4,289,625
    Kellogg Co........................    70,000     5,993,750
    Quaker Oats Co....................    30,000     1,346,250
                                                  ------------
                                                    13,909,000
                                                  ------------
HEALTHCARE SERVICES -- 0.7%
    Tenet Healthcare Corp.*...........   120,000     3,547,500
                                                  ------------
HOTELS & MOTELS -- 1.4%
    Hilton Hotels Corp. ..............   250,000     6,640,625
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.5%
    Albany International Corp. Cl-A...   100,000     2,250,000
                                                  ------------
INSURANCE -- 8.8%
    Allmerica Financial Corp. ........    60,000     2,392,500
    Allmerica Property & Casualty
      Companies, Inc. ................   100,000     3,275,000
    American States Financial
      Corp. ..........................   200,800     9,236,800
    Lincoln National Corp. ...........    80,000     5,150,000
    Ohio Casualty Corp................   100,000     4,400,000
    Safeco Corp.......................   150,000     7,003,125
    St. Paul Companies, Inc. .........    50,000     3,812,500
    Travelers Property Casualty Corp.
      Cl-A............................   167,500     6,679,062
                                                  ------------
                                                    41,948,987
                                                  ------------
MACHINERY & EQUIPMENT -- 1.1%
    AlliedSignal, Inc. ...............    50,000     4,200,000
    Cooper Industries, Inc. ..........    25,000     1,243,750
                                                  ------------
                                                     5,443,750
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.6%
    Becton Dickinson & Co. ...........    60,000     3,037,500
                                                  ------------
METALS & MINING -- 0.7%
    Newmont Mining Corp...............    80,994     3,158,766
                                                  ------------
OIL & GAS -- 10.9%
    Amoco Corp. ......................    30,000     2,608,125
    Apache Corp. .....................   100,000     3,250,000
    Atlantic Richfield Co. ...........    60,000     4,230,000
    Burlington Resources, Inc. .......    30,000     1,326,563
    Chevron Corp. ....................    70,000     5,175,625
    Dresser Industries, Inc...........    70,000     2,607,500
    Enron Oil & Gas Co................   100,000     1,812,500
    Exxon Corp........................    80,000     4,920,000
    Mobil Corp........................    24,000     1,677,000
    Phillips Petroleum Co.............   100,000     4,375,000
    Royal Dutch Petroleum Co..........    60,000     3,262,500
    Schlumberger Ltd..................    21,000     2,625,000
    Sonat, Inc........................    85,000     4,356,250
    Tenneco, Inc.*....................    92,500     4,179,844

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                       ---------  ------------
    Union Pacific Resources Group,
      Inc.............................   121,173  $  3,014,178
    USX Marathon Group................    80,000     2,310,000
                                                  ------------
                                                    51,730,085
                                                  ------------
PAPER & FOREST PRODUCTS -- 2.7%
    Champion International Corp. .....   100,000     5,525,000
    James River Corp. of Virginia.....   100,000     3,700,000
    Kimberly-Clark Corp. .............    70,000     3,482,500
                                                  ------------
                                                    12,707,500
                                                  ------------
PERSONAL SERVICES -- 0.4%
    Service Corp. International.......    52,000     1,709,500
                                                  ------------
PHARMACEUTICALS -- 6.2%
    Abbott Laboratories...............   100,000     6,675,000
    American Home Products Corp. .....    25,000     1,912,500
    Biogen, Inc.*.....................    50,000     1,693,750
    Glaxo Wellcome PLC [ADR]..........    50,000     2,090,625
    Merck & Co., Inc..................    20,000     2,070,000
    Novo Nordisk AS [ADR].............    20,000     1,097,500
    Pfizer, Inc.......................    30,000     3,585,000
    Smithkline Beecham PLC [ADR]......    30,000     2,748,750
    Warner-Lambert Co.................    60,000     7,455,000
                                                  ------------
                                                    29,328,125
                                                  ------------
PRINTING & PUBLISHING -- 0.6%
    Belo, (A.H.) Corp. Cl-A...........    35,000     1,456,875
    R.R. Donnelley & Sons Co..........    40,000     1,465,000
                                                  ------------
                                                     2,921,875
                                                  ------------
RAILROADS -- 3.1%
    Kansas City Southern Industries,
      Inc. ...........................   100,000     6,450,000
    Norfolk Southern Corp.............    50,000     5,037,500
    Union Pacific Corp................    45,000     3,172,500
                                                  ------------
                                                    14,660,000
                                                  ------------
REAL ESTATE -- 1.1%
    Kilroy Realty Corp. [REIT]........    50,000     1,262,500
    Patriot American Hospitality, Inc.
      [REIT]..........................   160,000     4,080,000
                                                  ------------
                                                     5,342,500
                                                  ------------
RETAIL & MERCHANDISING -- 2.3%
    Dayton-Hudson Corp................    60,000     3,191,250
    Federated Department Stores,
      Inc.*...........................    25,000       868,750
    J.C. Penney Co., Inc. ............    90,000     4,696,875
    May Department Stores Co. ........    50,000     2,362,500
                                                  ------------
                                                    11,119,375
                                                  ------------
SEMI-CONDUCTORS -- 2.1%
    Analog Devices, Inc.*.............   200,000     5,312,500
    Motorola, Inc.....................    65,000     4,940,000
                                                  ------------
                                                    10,252,500
                                                  ------------
TELECOMMUNICATIONS -- 6.3%
    Ameritech Corp. ..................    50,000     3,396,875
    AT&T Corp. .......................    40,000     1,402,500
    Bell Atlantic Corp. ..............    70,000     5,311,250
                                        SHARES       VALUE
                                       ---------  ------------
    BellSouth Corp. ..................    40,000  $  1,855,000
    Deutsche Telekom AG [ADR]*........   100,000     2,412,500
    GTE Corp..........................    60,000     2,632,500
    NYNEX Corp........................    50,000     2,881,250
    SBC Communications, Inc...........    90,000     5,568,750
    U.S. West Communications Group....   120,000     4,522,500
                                                  ------------
                                                    29,983,125
                                                  ------------
UTILITIES -- 0.4%
    IES Industries, Inc. .............    60,000     1,770,000
                                                  ------------
TOTAL COMMON STOCK
  (COST $276,308,274).................             350,963,400
                                                  ------------
PREFERRED STOCK -- 0.2%
METALS & MINING
    Amax Gold, Inc. $3.75 Cl-B
    (COST $996,575)...................    20,000     1,065,000
                                                  ------------

                                          PAR
                             MATURITY    (000)
                             --------  ----------
CORPORATE OBLIGATIONS -- 13.4%
BROADCASTING -- 0.4%
    Allbritton
      Communications Co.
      Sr. Sub. Debs.
      11.50%...............  08/15/04  $    1,000     1,053,750
      9.75%................  11/30/07       1,000       995,000
                                                      ---------
                                                      2,048,750
                                                      ---------
BUILDING MATERIALS -- 0.3%
    USG Corp. Sr. Notes
      8.50%................  08/01/05       1,500     1,578,750
                                                      ---------
BUSINESS SERVICES -- 0.4%
    CEI Citicorp Holdings
      144A
      9.75%................  02/14/07       2,000     2,077,500
                                                      ---------
COMPUTER HARDWARE -- 0.4%
    AST Research Inc. Sub.
      Notes
      5.32%................  12/14/13       4,000     1,675,000
                                                      ---------
COMPUTER SERVICES & SOFTWARE -- 0.6%
    Bell & Howell Co. (New)
      Debs. [STEP]
      8.02%................  03/01/05       2,000     1,620,000
    Unisys Corp. Sr. Notes
      12.00%...............  04/15/03       1,000     1,095,000
                                                      ---------
                                                      2,715,000
                                                      ---------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Ferrellgas LP Financial
      Corp. Sr. Notes
      10.00%...............  08/01/01       1,000     1,045,000

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.8%
    Carolina Power & Light
      First Mtge.
      8.625%...............  09/15/21  $    1,000  $  1,126,350
    Detroit Edison Medium-
      Term Note
      8.30%................  08/01/22       1,000     1,057,500
    Jersey Central Power &
      Light Co. First Mtge.
      7.50%................  05/01/23       1,500     1,436,250
                                                      ---------
                                                      3,620,100
                                                      ---------
ENTERTAINMENT & LEISURE -- 0.4%
    Time Warner
      Entertainment Co.
      L.P. Debs.
      8.375%...............  03/15/23       1,000     1,023,750
    Time Warner, Inc. Notes
      6.85%................  01/15/03       1,000       993,750
                                                      ---------
                                                      2,017,500
                                                      ---------
FINANCIAL-BANK & TRUST -- 0.4%
    Long Island Savings
      Bank Notes
      7.00%................  06/13/02       2,000     2,000,000
                                                      ---------
FINANCIAL SERVICES -- 1.7%
    Donaldson Lufkin &
      Jenrette, Inc. Notes
      5.625%...............  02/15/16       1,000       965,000
    DQU II Funding Corp.
      Debs.
      8.70%................  06/01/16       2,000     2,155,000
    General Motors
      Acceptance Corp.
      Notes 144A
      6.50%................  01/17/00       1,000       998,750
    General Motors
      Acceptance Corp.
      Notes
      6.70%................  04/25/01       1,000       996,250
    IBM Corp. Debs.
      7.125%...............  12/01/23       1,000       946,250
    Lehman Brothers
      Holdings Sr. Notes
      8.80%................  03/01/15       1,850     2,058,125
                                                      ---------
                                                      8,119,375
                                                      ---------
HEALTHCARE SERVICES -- 0.6%
    Healthsource, Inc. Sub.
      Notes [CVT]
      5.00%................  03/01/03       3,000     2,985,000
                                                      ---------
INDUSTRIAL PRODUCTS -- 0.2%
    Kaiser Aluminum
      Chemicals Sr. Sub.
      Notes
      12.75%...............  02/01/03       1,000     1,087,500
                                                      ---------
                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
METALS & MINING -- 0.4%
    Freeport-McMoran Copper
      & Gold Sr. Notes
      7.20%................  11/15/03  $    1,900  $  1,862,000
                                                      ---------
OIL & GAS -- 0.5%
    Veritas Holdings Sr.
      Notes 144A
      9.625%...............  12/15/03       2,000     2,082,500
                                                      ---------
PAPER & FOREST PRODUCTS -- 0.4%
    Quno Corp. Sr. Notes
      9.125%...............  05/15/05       1,650     1,782,000
                                                      ---------
PHARMACEUTICALS -- 0.5%
    McKesson Corp. Sub.
      Debs.
      4.50%................  03/01/04       2,875     2,486,875
                                                      ---------
PRINTING & PUBLISHING -- 0.2%
    Affiliated Newspaper
      Investments, Inc. Sr.
      Disc. Note
      8.28%................  07/01/06       1,000       850,000
                                                      ---------
REAL ESTATE -- 0.7%
    B.F. Saul Sr. Notes
      [REIT]
      11.625%..............  04/01/02       1,000     1,077,500
                                                      ---------
    Fisher Brothers
      Financial Realty Co.
      Notes
      10.75%...............  12/17/00       2,000     2,030,000
                                                      ---------
                                                      3,107,500
                                                      ---------
RETAIL & MERCHANDISING -- 0.4%
    J.C. Penney & Co., Inc.
      Debs.
      6.90%................  08/15/26       2,000     2,017,500
                                                      ---------
TELECOMMUNICATIONS -- 1.8%
    Brooks Fiber Properties
      Sr. Disc. Notes
      [STEP]
      10.79%...............  03/01/06       2,000     1,365,000
    Commnet Cellular, Inc.
      Sub. Notes
      11.25%...............  07/01/05       1,000     1,150,000
    International Cabletel,
      Inc. Sr. Notes 144A
      10.00%...............  02/15/07       1,000     1,025,000
    International Cabletel,
      Inc. Sr. Notes [STEP]
      10.62%...............  02/01/06       1,000       692,500
    Ionica PLC Sr. Disc.
      Notes
      15.00%...............  05/01/07       2,000     1,060,000

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
    McLeod, Inc. [STEP]
      144A
      10.43%...............  03/01/07  $    2,000  $  1,275,000
    TCI Communications,
      Inc. Sr. Notes
      6.875%...............  02/15/06       2,000     1,877,500
                                                   ------------
                                                      8,445,000
                                                   ------------
TRANSPORTATION -- 0.2%
    Viking Star Shipping
      Notes
      9.625%...............  07/15/03       1,000     1,051,250
                                                   ------------
UTILITIES -- 1.9%
    Enersis SA Notes
      6.90%................  12/01/06       1,000       971,250
    Long Island Lighting
      Co. Debs.
      8.20%................  03/15/23       3,500     3,591,875
    Penn Power and Light
      First Mtge.
      7.875%...............  02/01/23       1,000     1,013,750
    Philadelphia Electric
      Co. First Mtge.
      7.25%................  11/01/24       2,000     1,897,500
    PSI Energy, Inc. Debs.
      6.35%................  11/15/00       1,500     1,483,125
                                                   ------------
                                                      8,957,500
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $63,389,269).................                63,611,600
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.9%
    Federal Home Loan Mtge. Corp.
      6.50%................  10/01/10       1,716     1,684,497
      6.50%................  11/01/10       1,747     1,714,832
      6.50%................  04/01/11       2,750     2,699,914
      6.50%................  08/01/11       2,865     2,812,514
      6.50%................  09/01/11       5,139     5,044,203
      6.50%................  09/01/11       9,400     9,227,063
      6.50%................  01/01/12       4,889     4,799,191
                                                   ------------
      (COST $27,962,403).............                27,982,214
                                                   ------------
                                          PAR
                             MATURITY    (000)        VALUE
                             --------  ----------  ------------
U.S. TREASURY OBLIGATIONS -- 2.7%
    U.S. Treasury Notes
      5.50%................  12/31/00  $    2,000  $  1,949,880
      6.50%................  05/15/05       4,000     3,992,280
      6.50%................  10/15/06       7,000     6,970,179
                                                   ------------
      (COST $13,067,845).............                12,912,339
                                                   ------------
COMMERCIAL PAPER -- 1.9%
    General Electric
      Capital Corp.
      5.56%................  07/02/97       4,000     4,000,000
    Heller, (Walter E.)
      Corp.
      5.62%................  07/02/97       5,000     5,000,000
                                                   ------------
      (COST $9,000,000)..............                 9,000,000
                                                   ------------

                                        SHARES
                                       ---------
SHORT-TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund.... 3,895,531     3,895,531
    Temporary Investment Fund......... 3,895,531     3,895,531
                                                  ------------
    (COST $7,791,062).................               7,791,062
                                                  ------------
TOTAL INVESTMENTS -- 99.4%
  (COST $398,515,428).................             473,325,615
OTHER ASSETS LESS
  LIABILITIES -- 0.6%.................               2,642,908
                                                  ------------
NET ASSETS -- 100.0%..................            $475,968,523
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.6% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
COMMON STOCK -- 86.4%
AEROSPACE -- 2.1%
    Remec, Inc.*...................    209,625    $  4,926,187
                                                  ------------
BROADCASTING -- 0.6%
    SFX Broadcasting, Inc. Cl-A*...     34,025       1,435,430
                                                  ------------
BUSINESS SERVICES -- 2.0%
    Caribiner International,
      Inc.*........................     63,800       2,081,475
    Teletech Holdings, Inc.*.......    107,450       2,800,416
                                                  ------------
                                                     4,881,891
                                                  ------------
CHEMICALS -- 1.5%
    Crompton & Knowles Corp........     87,025       1,936,306
    O.M. Group, Inc................     48,575       1,609,047
                                                  ------------
                                                     3,545,353
                                                  ------------
CLOTHING & APPAREL -- 1.5%
    Gymboree Corp.*................     61,275       1,470,600
    Mens Warehouse, Inc.*..........     65,775       2,071,912
                                                  ------------
                                                     3,542,512
                                                  ------------
COMPUTER HARDWARE -- 1.7%
    Radisys Corp.*.................     59,650       2,371,087
    Veritas Software Co.*..........     35,675       1,792,669
                                                  ------------
                                                     4,163,756
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 13.3%
    Avant Corp.*...................     76,575       2,474,330
    BA Merchant Services, Inc.*....    123,250       2,349,453
    CDW Computers Centers, Inc.*...     86,975       4,615,111
    Cellular Technical Services
      Co.*.........................     93,425         852,503
    Checkfree Corp.*...............     54,825         966,291
    CSG Systems International,
      Inc.*........................     27,750         856,781
    Documentum, Inc.*..............     80,225       1,995,597
    Electronic Arts, Inc.*.........     33,875       1,139,047
    Geoworks*......................    255,550       1,485,384
    HPR, Inc.*.....................    171,075       3,164,887
    HNC Software, Inc.*............     81,675       3,113,859
    Network General Corp.*.........    111,450       1,657,819
    PRI Automation, Inc.*..........     74,250       2,816,859
    Scopus Technology, Inc.*.......     58,275       1,303,903
    Sterling Commerce, Inc.*.......     69,075       2,270,841
    Summit Design, Inc.*...........    126,150       1,024,969
                                                  ------------
                                                    32,087,634
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 4.0%
    800 Jr. Cigar, Inc.*...........     30,875         640,656
    Linens 'N Things, Inc.*........     25,200         746,550
    Nautica Enterprises, Inc.*.....     60,000       1,586,250
    Protection One, Inc.*..........    108,675       1,467,112
    Rexall Sundown, Inc.*..........     71,450       2,786,550
    Warnaco Group, Inc. Cl-A.......     72,000       2,295,000
                                                  ------------
                                                     9,522,118
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.9%
    Berg Electronics Corp.*........     84,600       3,040,312
    Brooks Automation, Inc.*.......     67,075       1,291,194
    Concord EFS, Inc.*.............     94,550       2,446,481
    Micro Linear Corp.*............     42,375         444,937
    Sanmina Corp.*.................     36,625       2,325,687
    Sawtek, Inc.*..................     66,850       2,256,187
                                                  ------------
                                                    11,804,798
                                                  ------------
ENERGY SERVICES -- 0.2%
    Metzler Group, Inc.*...........     15,900         520,725
                                                  ------------
ENTERTAINMENT & LEISURE -- 4.3%
    Fairfield Communities, Inc.*...     94,475       3,176,722
    Midway Games, Inc.*............     68,900       1,472,737
    Signature Resorts, Inc.*.......     93,425       3,229,002
    Silverleaf Resorts, Inc.*......    132,025       2,029,884
    Vistana, Inc. *................     23,825         369,288
                                                  ------------
                                                    10,277,633
                                                  ------------
ENVIRONMENTAL SERVICES -- 2.5%
    Memtec Ltd. [ADR]..............     67,850       1,831,950
    United Waste Systems, Inc.*....    104,525       4,285,525
                                                  ------------
                                                     6,117,475
                                                  ------------
EQUIPMENT SERVICES -- 0.9%
    Rental Service Corp.*..........     79,625       2,090,156
                                                  ------------
FINANCIAL-BANK & TRUST -- 0.6%
    Banco Latinoamericano de
      Exportaciones SA Cl-E [ADR]..     34,000       1,466,250
                                                  ------------
FINANCIAL SERVICES -- 1.0%
    First USA Paymentech, Inc.*....     82,525       2,388,067
                                                  ------------
FOOD -- 1.4%
    JP Foodservice, Inc.*..........    119,425       3,426,005
                                                  ------------
HEALTHCARE SERVICES -- 8.9%
    Advance Paradigm, Inc.*........     49,525         916,213
    FPA Medical Management,
      Inc.*........................     56,375       1,335,383
    Healthcare Compare Corp.*......     99,775       5,225,716
    Medical Manager Corp.*.........    174,650       2,576,088
    Multicare Companies, Inc.*.....     74,000       2,025,750
    Omnicare, Inc..................     93,800       2,942,975
    Orthodontic Centers of America,
      Inc.*........................    125,150       2,276,166
    Pediatrix Medical Group,
      Inc.*........................     39,575       1,813,030
    Sunrise Assisted Living,
      Inc.*........................     65,125       2,279,375
                                                  ------------
                                                    21,390,696
                                                  ------------
HOTELS & MOTELS -- 2.9%
    Doubletree Corp.*..............     78,925       3,245,791
    La Quinta Motor Inns, Inc......    172,075       3,764,141
                                                  ------------
                                                     7,009,932
                                                  ------------
INDUSTRIAL PRODUCTS -- 1.2%
    Harsco Corp....................     70,000       2,835,000
                                                  ------------
INSURANCE -- 2.3%
    Executive Risk, Inc............     42,150       2,191,800
    Reliastar Financial Corp.......     45,000       3,290,625
                                                  ------------
                                                     5,482,425
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Henry Schein, Inc.*............     70,525       2,203,906
                                                  ------------

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
METALS & MINING -- 0.4%
    IMCO Recycling, Inc............     55,350    $  1,044,731
                                                  ------------
OFFICE EQUIPMENT -- 3.0%
    American Pad & Paper Co.*......    107,675       1,817,016
    U.S. Office Products Co.*......    180,000       5,501,250
                                                  ------------
                                                     7,318,266
                                                  ------------
PERSONAL SERVICES -- 0.3%
    Sylvan Learning Systems,
      Inc.*........................     17,500         595,000
                                                  ------------
PHARMACEUTICALS -- 4.8%
    Covance, Inc.*.................     85,075       1,643,011
    NCS Healthcare, Inc. Cl-A*.....     53,000       1,609,875
    Paraxel International Corp.*...    102,550       3,255,963
    Scherer, (R.P.) Corp.*.........     21,050       1,086,706
    Watson Pharmaceuticals,
      Inc.*........................     93,950       3,969,388
                                                  ------------
                                                    11,564,943
                                                  ------------
PRINTING & PUBLISHING -- 0.7%
    World Color Press, Inc.*.......     69,525       1,651,219
                                                  ------------
RETAIL & MERCHANDISING -- 7.6%
    Consolidated Stores Corp.*.....     40,898       1,421,188
    Insight Enterprises, Inc.*.....     70,225       2,111,139
    Kenneth Cole Productions, Inc.
      Cl-A*........................     85,150       1,389,009
    Meyer, (Fred), Inc.*...........     50,000       2,584,375
    Peapod, Inc. *.................     72,925         820,406
    Proffitt's, Inc.*..............     58,550       2,568,881
    The Sports Authority, Inc.*....    133,275       2,590,533
    Wolverine World Wide, Inc......    161,680       4,911,030
                                                  ------------
                                                    18,396,561
                                                  ------------
SEMI-CONDUCTORS -- 1.4%
    Speedfam International,
      Inc.*........................     35,900       1,287,913
    Vitesse Semiconductor, Inc.*...     64,612       2,112,005
                                                  ------------
                                                     3,399,918
                                                  ------------
TELECOMMUNICATIONS -- 8.1%
    Cellular Communications
      International, Inc.*.........     51,000       1,708,500
    Digital Microwave Corp.*.......    137,950       4,138,500
    Heartport, Inc.*...............     28,575         503,634
    P-Com, Inc.*...................    118,175       3,899,775
    Pacific Gateway Exchange,
      Inc.*........................     46,425       1,311,506
    Periphonics Corp.*.............    143,675       3,089,013
    Powerwave Technologies,
      Inc.*........................     50,425       1,134,563
    Tel-Save Holdings, Inc.*.......     53,050         809,013
    Telco Communications Group*....     43,475       1,412,938
    Teledata Communications
      Ltd.*........................     41,000       1,409,375
                                                  ------------
                                                    19,416,817
                                                  ------------
TRANSPORTATION -- 1.4%
    Mark VII, Inc.*................     60,000       1,920,000
    Rural Metro Corp.*.............     46,400       1,347,050
                                                  ------------
                                                     3,267,050
                                                  ------------
TOTAL COMMON STOCK
  (COST $169,369,844)..............                207,772,454
                                                  ------------
                                      SHARES         VALUE
                                     ---------    ------------
FOREIGN STOCK -- 5.0%
BROADCASTING -- 0.7%
    Flextech PLC -- (GBP)*.........    167,000    $  1,788,223
                                                  ------------
BUILDING MATERIALS -- 0.8%
    Hunter Douglas NV -- (NLG).....     23,356       1,986,682
                                                  ------------
CONTAINERS & PACKAGING -- 0.8%
    Hoya Corp. -- (JPY)............     45,000       2,002,618
                                                  ------------
RESTAURANTS -- 0.9%
    J.D. Wetherspoon PLC -- (GBP)..     89,533       2,031,486
                                                  ------------
RETAIL & MERCHANDISING -- 0.9%
    Next PLC -- (GBP)..............    190,000       2,146,830
                                                  ------------
TRANSPORTATION -- 0.9%
    IHC Caland NV -- (NLG).........     40,000       2,186,114
                                                  ------------
TOTAL FOREIGN STOCK
  (COST $7,446,485)................                 12,141,953
                                                  ------------

                                         PAR
                           MATURITY     (000)
                           ---------  ---------
COMMERCIAL PAPER -- 9.3%
    American Express
      Credit Corp.
      5.60%...............  07/02/97  $   5,657       5,656,126
    Associates Corp. of
      North America
      5.40%...............  07/01/97      8,462       8,462,000
    General Electric
      Capital Corp.
      5.62%...............  07/07/97      8,168       8,160,349
                                                   ------------
      (COST $22,278,475)............                 22,278,475
                                                   ------------

                                      SHARES
                                     ---------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................        216    $        216
    Temporary Investment Fund......        215             215
                                                  ------------
    (COST $431)....................                        431
                                                  ------------
TOTAL INVESTMENTS -- 100.7%
  (COST $199,095,235)..............                242,193,313
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.7%)...........                 (1,599,207)
                                                  ------------
NET ASSETS -- 100.0%...............               $240,594,106
                                                  ============

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
FOREIGN STOCK -- 94.8%
ARGENTINA -- 0.8%
    Banco de Galicia y Buenos Aires
      SA de CV [ADR]................    14,268   $    376,319
    Banco Frances del Rio de la
      Plata SA [ADR]................    16,411        533,358
    Compania Naviera Perez Companc
      SA............................   138,525      1,110,971
    Sociedad Comercial del Plata SA
      [ADR] 144A*...................     1,640         56,728
    Telecom Argentina Stet SA Cl-B
      [ADR].........................       941         49,403
    Telecom Argentina Stet-Fran Tel
      SA Cl-B.......................    10,450         54,654
    Telefonica de Argentina SA Cl-B
      [ADR].........................    29,080      1,006,895
    Transportadora de Gas del Sur SA
      Cl-B [ADR]....................     2,632         32,900
    YPF SA [ADR]....................    32,209        990,427
                                                 ------------
                                                    4,211,655
                                                 ------------
AUSTRALIA -- 1.9%
    Australia & New Zealand Bank
      Group Ltd.....................    54,000        404,204
    Australian Gas Light Co. Ltd....   146,945        866,604
    Boral Ltd.......................    27,180         85,695
    Broken Hill Proprietary Co.
      Ltd...........................   102,747      1,513,549
    Commonwealth Installments
      Receipt Trustee Ltd...........    60,900        536,202
    Fletcher Challenge Forest
      Ltd.*.........................     1,702          2,509
    Fosters Brewing Group Ltd.......   242,000        450,113
    John Fairfax Holdings Ltd. .....    85,000        201,799
    Lend Lease Corp. Ltd. ..........    22,486        476,038
    National Australia Bank Ltd. ...    35,291        506,177
    National Mutual Holdings
      Ltd.*.........................   130,000        210,343
    News Corp. Ltd. ................   158,178        759,436
    Publishing & Broadcasting
      Ltd. .........................    96,300        555,549
    St. George Bank Ltd.............    67,000        446,295
    Sydney Harbour Casino Holdings
      Ltd.*.........................   273,000        429,336
    Tabcorp Holdings Ltd............    99,000        538,938
    Westpac Banking Corp. Ltd.......    68,000        409,769
    WMC Ltd.........................    80,377        507,446
    Woodside Petroleum Ltd..........    86,000        741,267
                                                 ------------
                                                    9,641,269
                                                 ------------
AUSTRIA -- 0.0%
    Energie-Versorgung
      Niederoesterreich AG..........       624         80,365
    Flughafen Wien AG...............     1,581         66,756
                                                 ------------
                                                      147,121
                                                 ------------
BELGIUM -- 1.1%
    Credit Communal Holding Dexia
      SA*...........................     3,940        423,120
    Generale de Banque SA*..........     3,274      1,259,931

                                       SHARES       VALUE
                                      --------   ------------
    Generale de Banque SA--Strip*...       214   $         95
    Kredietbank NV..................     8,450      3,404,418
    UCB SA..........................       251        795,054
                                                 ------------
                                                    5,882,618
                                                 ------------
BRAZIL -- 3.6%
    Brazil Fund, Inc.**.............    29,290        900,668
    Centrais Electrobras SA [ADR]...    44,628      1,247,799
    Cesp-Cia Energetica de Sao Paolo
      [ADR]*........................     5,020        100,721
    Companhia Brasileira de
      Distribuicao Grupo Pao de
      Acucar [GDR]..................    16,260        369,915
    Companhia Energetica de Minas
      Geras [ADR]...................    44,868      2,258,924
    Lojas Americanas SA [ADR].......    23,000        316,204
    Pao de Acucar [ADR]*............     5,160        117,390
    Telebras SA [ADR]...............    74,490     11,303,858
    Telebras SA [ADR] 144A..........       217         32,957
    Uniao Siderurgicas de Minas
      Gerais SA [ADR]...............    78,390        859,233
    Usinas Siderurgicas de Minas
      Gerais SA [ADR]*..............    61,345        672,403
    Usinas Siderurgicas de Minas
      Gerais SA [ADR] 144A*.........    11,100        121,667
                                                 ------------
                                                   18,301,739
                                                 ------------
CANADA -- 0.3%
    Alcan Aluminium Ltd. ...........    30,470      1,038,173
    Royal Bank of Canada............    10,980        497,356
                                                 ------------
                                                    1,535,529
                                                 ------------
CHILE -- 0.7%
    A.F.P. Provida SA [ADR].........     1,152         25,200
    Chile Fund, Inc. **.............     9,294        242,806
    Chilectra Metropolitana SA [ADR]
      144A..........................    14,905        428,981
    Chilgener SA [ADR]..............     6,371        178,388
    Chilgener SA [ADR] Rights*......     2,102              0
    Cia de Telecomunicaciones de
      Chile SA [ADR]................    16,090        530,970
    Compania Cervecerias Unidas SA
      [ADR].........................     3,628         79,589
    Empresa Nacional Electridad SA
      [ADR].........................    18,526        417,993
    Enersis SA [ADR]................    12,553        446,416
    Five Arrows Chile Fund Ltd.
      **............................    89,390        306,786
    Five Arrows Chile Investment
      Trust **......................    29,340         99,756
    Genesis Chile Fund **...........     9,350        469,838
    Santa Isabel SA [ADR]...........     8,017        258,548
                                                 ------------
                                                    3,485,271
                                                 ------------
CHINA -- 0.3%
    Huaneng Power International,
      Inc. [ADR]*...................    51,000      1,300,500
                                                 ------------

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--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
CZECH REPUBLIC -- 0.0%
    SPT Telecom AS*.................     1,360   $    140,933
                                                 ------------
DENMARK -- 0.2%
    Den Danske Bank.................     6,380        620,826
    Tele Danmark AS Cl-B............     2,030        105,495
    Unidanmark AS Cl-A..............     6,110        343,295
                                                 ------------
                                                    1,069,616
                                                 ------------
FINLAND -- 0.3%
    Nokia AB Cl-A...................    17,254      1,290,706
                                                 ------------
FRANCE -- 7.8%
    Accor SA........................     2,920        437,215
    Alcatel Alsthom.................    16,842      2,109,119
    Assurances Generales de
      France........................     7,533        240,709
    AXA SA..........................     9,781        608,275
    Canal Plus......................     3,880        755,244
    Carrefour Supermarche SA........     4,730      3,434,908
    Chargeurs International SA*.....     2,331        134,295
    CLF Dexia France Reg'd..........     1,928        187,643
    Compagnie de Saint-Gobain.......    11,740      1,711,900
    Compagnie Generale des Eaux.....    45,490      5,828,280
    Credit Local de France..........     8,295        807,313
    GTM Entrepose SA................     4,510        225,684
    Guilbert SA.....................     5,003        708,245
    Havas SA........................     2,940        211,851
    L'Oreal.........................     1,607        677,012
    Lapeyre SA......................    10,315        684,484
    Legrand SA......................     3,823        673,247
    Louis Vuitton Moet Hennessy.....    11,719      3,150,483
    Pathe*..........................     2,331        462,456
    Pinault-Printemps Redoute SA....     7,081      3,402,427
    Rexel SA........................     1,265        388,290
    Sanofi SA.......................    19,997      1,959,823
    Schneider SA....................    35,098      1,868,008
    Societe Generale................     7,336        818,828
    Societe Nationale Elf Aquitaine
      SA............................    18,270      1,970,867
    Societe Television Francaise....    11,080        989,757
    Sodexho SA......................     3,633      1,860,018
    Total SA Cl-B...................    39,864      4,028,996
                                                 ------------
                                                   40,335,377
                                                 ------------
GERMANY -- 4.3%
    Allianz AG......................     8,440      1,802,592
    Bayer AG........................    59,256      2,283,128
    Bayerische Bank AG..............    29,712        898,634
    Bilfinger & Berger Bau AG.......    10,700        449,693
    Buderus AG......................       807        447,896
    Commerzbank AG..................    15,850        452,572
    Deutsche Bank AG................    30,291      1,778,452
    Deutsche Telekom AG.............    46,401      1,140,005
    Fielmann AG Pfd. ...............     5,723        173,911
    Gehe AG.........................    42,031      2,891,875
    Hoechst AG......................    12,980        549,981
    Hornbach Baumarkt AG............     1,300         54,188
    Hornbach Holdings AG Pfd. ......     5,870        489,700
    Krones AG Hermann Kronseder
      Maschinenfabrik Pfd. .........       456        186,154
    Mannesmann AG...................     1,880        839,700
                                       SHARES       VALUE
                                      --------   ------------
    Praktiker Bau-Und
      Heimwerkemaerkte AG...........     3,779   $     68,252
    Rhoen-Klinikum AG...............     8,250      1,083,223
    SAP AG..........................     5,980      1,199,360
    SAP AG Pfd......................     3,398        700,408
    Schering AG.....................     3,695        395,749
    Siemens AG......................     8,446        505,811
    Veba AG.........................    41,654      2,352,456
    Veba AG Warrants*...............     1,220        427,395
    Volkswagen AG...................     1,019        772,386
                                                 ------------
                                                   21,943,521
                                                 ------------
HONG KONG -- 3.8%
    Cathay Pacific Airways Ltd. ....   464,000        961,326
    China Light & Power Co. Ltd. ...   100,000        566,686
    Dao Heng Bank Group Ltd. .......   243,000      1,329,994
    First Pacific Co. Ltd. .........   926,954      1,184,598
    Guoco Group Ltd. ...............   276,000      1,453,607
    Hong Kong Land Holdings Ltd. ...   748,582      1,991,228
    Hutchison Whampoa Ltd. .........   405,000      3,502,737
    New World Development Co.
      Ltd. .........................   523,205      3,120,265
    Shanghai Petrochemical Co. Ltd.
      Cl-H..........................  1,660,000       398,565
    Swire Pacific Ltd. Cl-A.........   241,000      2,169,896
    Wharf Holdings Ltd..............   594,000      2,576,341
    Yizheng Chemical Fibre Co. Ltd.
      Cl-H..........................  1,306,000       232,648
                                                 ------------
                                                   19,487,891
                                                 ------------
ITALY -- 2.4%
    Banca Commerciale Italia NA.....   104,000        215,341
    Banca Fideuram SPA..............   220,490        720,484
    Credito Italiano SPA............   636,996      1,165,328
    Ente Nazionale Idrocarburi
      SPA...........................   380,485      2,154,215
    Industrie Natuzzi SPA [ADR].....    15,260        391,038
    Istituto Mobiliare Italiano
      SPA...........................    68,710        618,390
    Italgas SPA.....................   112,936        365,381
    La Rinascente SPA...............    22,800        126,674
    Mediolanum SPA*.................    58,344        657,914
    Seat RNC SPA*...................   139,220         29,072
    Seat SPA*.......................   272,480         87,835
    Stet Societa' Finanziaria
      Telefonica SPA*...............   371,480      2,163,325
    Telecom Italia Mobile RNC SPA...   113,043        202,147
    Telecom Italia Mobile SPA.......   821,805      2,658,781
    Telecom Italia SPA..............   291,673        935,927
                                                 ------------
                                                   12,491,852
                                                 ------------
JAPAN -- 22.4%
    Advantest Corp..................     7,040        540,593
    Alps Electric Co. Ltd. .........    50,000        698,080
    Amada Co. Ltd. .................   109,000        960,646
    Canon, Inc. ....................   205,000      5,581,152
    Citizen Watch Co. Ltd. .........    68,000        524,538
    Dai Nippon Screen Manufacturing
      Co. Ltd. .....................   122,000      1,149,738
    Daifuku Co. Ltd. ...............    18,000        237,173
    Daiichi Pharmaceutical Co.
      Ltd. .........................   129,000      2,273,822
    Daiwa House Industry Co.
      Ltd. .........................   163,000      1,991,274

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--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
    DDI Corp. ......................       267   $  1,971,047
    Denso Corp. ....................   188,000      4,494,939
    East Japan Railway Co. Ltd. ....       358      1,836,859
    Fanuc Co. ......................    34,000      1,305,410
    Hitachi Ltd. ...................   228,000      2,546,597
    Hitachi Zosen Corp. ............   181,000        720,209
    Honda Motor Co. ................    11,000        331,152
    Inax............................    46,000        344,398
    Ishihara Sangyo Kaisha Ltd.*....    56,000        165,654
    Ito-Yokado Co. Ltd. ............    47,000      2,727,312
    Kao Corp. ......................    90,000      1,248,691
    Kawada Industries, Inc. ........    14,000         62,792
    Kokuyo..........................    58,000      1,568,935
    Komatsu Ltd. ...................   173,000      1,403,927
    Komori Corp. ...................    49,000      1,163,002
    Kumagai Gumi Co. Ltd. ..........    88,000        146,667
    Kuraray Co. Ltd. ...............   126,000      1,253,403
    Kyocera Corp. ..................    65,000      5,161,431
    Makita Corp. ...................    84,000      1,231,414
    Matsushita Electric Industrial
      Co. ..........................   198,000      3,991,099
    Mauri Co. Ltd. .................   137,000      2,546,335
    Mitsubishi Corp. ...............    97,000      1,210,384
    Mitsubishi Heavy Industries
      Ltd. .........................   578,000      4,433,351
    Mitsubishi Paper Mills Ltd. ....    64,000        250,192
    Mitsui Fudosan Co. Ltd. ........   294,000      4,053,403
    Mitsui Petrochemical
      Industries....................    43,000        207,120
    Murata Manufacturing Co.
      Ltd. .........................    65,000      2,586,387
    National House Industrial
      Co. ..........................    26,000        342,583
    NEC Corp. ......................   366,000      5,109,948
    Nippon Hodo Co. ................    22,000        190,244
    Nippon Steel Co. ...............   819,000      2,615,654
    Nippon Telegraph & Telephone
      Corp. ........................     1,830      1,756,545
    Nomura Securities Co. Ltd. .....   194,000      2,674,695
    Pioneer Electronic Corp. .......    68,000      1,649,564
    Sangetsu Co. Ltd. ..............    11,000        234,206
    Sankyo Co. Ltd. ................   136,000      4,568,935
    Sega Enterprises................    19,400        643,281
    Sekisui Chemical Co. Ltd. ......   207,000      2,095,288
    Sekisui House Ltd. .............   107,000      1,083,072
    Seven-Eleven Japan Co. Ltd. ....    16,000      1,209,075
    Sharp Corp. ....................   193,000      2,660,908
    Shin-Etsu Chemical Co. .........   112,000      2,971,030
    Shiseido Co. Ltd. ..............    30,000        494,764
    Sony Corp. .....................    49,100      4,280,183
    Sumitomo Corp. .................   218,000      2,073,473
    Sumitomo Electric Industries....   290,000      4,858,639
    Sumitomo Forestry Co. ..........    73,000        802,618
    TDK Corp. ......................    48,000      3,522,513
    Teijin Ltd. ....................   303,000      1,427,749
    Tokio Marine & Fire Insurance
      Co. ..........................    47,000        615,183
    Tokyo Electron Ltd. ............    18,700        894,206
    Tokyo Steel Manufacturing.......    56,500        631,065
    Toppan Printing Co. Ltd. .......    95,000      1,492,147
    UNY Co. Ltd. ...................    66,000      1,290,052
    Yurtec Corp. ...................    22,000        255,323
                                                 ------------
                                                  115,362,069
                                                 ------------
                                       SHARES       VALUE
                                      --------   ------------
KOREA -- 0.6%
    Kookmin Bank....................    15,422   $    282,234
    Korea Electric Power Corp. .....    27,700        829,623
    Pohang Iron & Steel Co. Ltd. ...     5,030        507,991
    Samsung Electronics Co.*........    12,038      1,333,255
    Shinhan Bank....................     7,110        100,768
                                                 ------------
                                                    3,053,871
                                                 ------------
MALAYSIA -- 1.8%
    Affin Holdings BHD..............   211,000        501,625
    Berjaya Sports Toto BHD.........   222,000      1,046,755
    Commerce Asset Holding BHD......   272,000        716,697
    Commerce Asset Holding BHD
      Rights*.......................    54,400          3,233
    Commerce Asset Holding BHD
      Special Rights*...............    34,000              0
    Multi-Purpose Holdings BHD......   380,000        533,006
    Multi Purpose Holdings BHD
      Iculs*........................   565,000        190,288
    Renong BHD*.....................   937,000      1,225,176
    Renong BHD Iculs*...............    79,000         25,042
    Resorts World BHD...............   161,000        484,824
    Tanjong PLC.....................   371,000      1,278,905
    Technology Resources Industries
      BHD*..........................   149,000        256,225
    Time Engineering BHD............   190,000        287,582
    United Engineers Ltd............   396,000      2,855,694
                                                 ------------
                                                    9,405,052
                                                 ------------
MEXICO -- 1.7%
    Cementos de Mexico SA de CV
      [ADS]*........................    65,090        561,727
    Cemex SA [ADS] 144A*............    50,068        432,087
    Cemex SA Cl-B...................    67,925        327,442
    Cifra SA de CV Cl-B [ADR]*......   575,870      1,056,721
    Fomento Economico Mexicano SA
      Cl-B..........................    46,409        276,293
    Gruma SA Cl-B*..................   112,850        525,544
    Gruma SA de CV [ADS] 144A*......    24,309        469,407
    Grupo Embotelladoras de Mexico
      SA Cl-B*......................    10,080          6,344
    Grupo Financiero Banamex SA
      Cl-B*.........................   146,200        382,751
    Grupo Financiero Banamex SA
      Cl-L*.........................     4,184          9,848
    Grupo Financiero Bancomer SA
      Cl-B [GDR]*...................     2,330         23,300
    Grupo Financiero Bancomer SA
      Cl-L*.........................     1,725            619
    Grupo Industrial Maseca SA de CV
      Cl-B..........................   218,095        238,820
    Grupo Modelo SA Cl-C............    67,506        463,918
    Grupo Televisia SA [GDR]*.......     5,034        152,908
    Kimberly-Clark de Mexico SA
      Cl-A..........................   166,630        666,939
    Panamerican Beverages, Inc.
      Cl-A..........................    34,540      1,135,503
    Telefonos de Mexico SA Cl-L
      [ADR].........................    46,014      2,197,169
                                                 ------------
                                                    8,927,340
                                                 ------------

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
NETHERLANDS -- 9.9%
    ABN AMRO Bank NV................   126,196   $  2,352,556
    Akzo Nobel NV...................     1,902        260,601
    Baan Co. NV.....................     9,020        621,253
    Baan Co. NV*....................     8,227        557,322
    CSM NV..........................    36,451      1,826,913
    Elsevier NV.....................   371,512      6,206,690
    Fortis Amev NV..................    38,702      1,722,892
    Gucci Group NV..................    10,914        702,589
    Hagemeyer NV....................     9,026        466,172
    ING Groep NV....................   123,292      5,683,251
    ING Groep NV Warrants*..........    39,906        459,570
    Koninklijke Ahold NV............    27,381      2,309,527
    Nutricia Verenigde Bedrijven
      NV............................     6,130        967,911
    Otra NV.........................     6,490        104,128
    Polygram NV.....................    60,217      3,159,146
    Royal Dutch Petroleum Co........   217,344     11,302,818
    Royal PTT Nederland NV..........    11,749        460,792
    Unilever NV.....................    17,520      3,687,294
    Wolters Kluwer NV...............    67,080      8,165,904
                                                 ------------
                                                   51,017,329
                                                 ------------
NEW ZEALAND -- 0.5%
    Air New Zealand Ltd. ...........   148,545        454,050
    Carter Holt Harvey Ltd. ........    79,700        206,261
    Fletcher Challenge Building
      Ltd. .........................   127,550        383,811
    Fletcher Challenge Energy
      Ltd. .........................    18,250         55,164
    Fletcher Challenge Forest
      Division......................     9,212         13,391
    Fletcher Challenge Forest
      Ltd. .........................   285,073        414,384
    Fletcher Challenge Paper
      Ltd. .........................    84,500        204,908
    Telecom Corp. of New Zealand
      Ltd. .........................   111,000        565,480
    Tranz Rail Holdings Ltd. .......    29,000        165,467
                                                 ------------
                                                    2,462,916
                                                 ------------
NORWAY -- 1.6%
    Bergesen D.Y. AS Cl-A...........     5,170        122,417
    Norsk Hydro AS..................    79,880      4,349,717
    Orkla AS Cl-A...................    48,710      3,589,732
    Saga Petroleum AS Cl-B..........    15,160        264,825
                                                 ------------
                                                    8,326,691
                                                 ------------
PANAMA -- 0.0%
    Banco Latinoamericano de
      Exportaciones SA Cl-E.........     4,035        174,009
                                                 ------------
PERU -- 0.1%
    Credicorp Ltd. [ADR]............     8,880        195,360
    Telefonica del Peru SA Cl-B.....    26,690         71,207
    Telefonica del Peru SA Cl-B
      [ADR].........................    11,383        298,092
                                                 ------------
                                                      564,659
                                                 ------------
PHILIPPINES -- 0.3%
    Philippine Long Distance Co. ...    20,800        674,147
    Philippine National Bank*.......    92,675        628,841
                                                 ------------
                                                    1,302,988
                                                 ------------
                                       SHARES       VALUE
                                      --------   ------------
PORTUGAL -- 0.4%
    Estabelecimentos Jeronimo
      Martins & Filho...............    33,099   $  2,311,966
                                                 ------------
RUSSIA -- 0.0%
    Gazprom [ADR]*..................     5,750         98,210
                                                 ------------
SINGAPORE -- 1.9%
    City Developments Ltd. .........    65,000        636,497
    DBS Land Ltd. ..................   190,000        600,685
    Developmental Bank of Singapore
      Ltd. Cl-F.....................    41,000        516,192
    Fraser & Neave Ltd. ............    81,000        577,883
    Keppel Corp. Ltd. ..............    55,000        244,282
    Oversea-Chinese Banking Corp.
      Ltd. .........................    37,200        385,088
    Overseas Union Bank Ltd. Cl-F...   217,000      1,350,843
    Overseas Union Bank Rights*.....    43,400         60,408
    Singapore Land Ltd. ............   205,000        932,014
    Singapore Press Holdings
      Ltd. .........................    90,000      1,812,968
    United Industrial Corp. Ltd. ...   327,000        247,017
    United Overseas Bank Ltd. ......   213,400      2,194,153
    Wing Tai Holdings Ltd. .........   137,000        394,796
                                                 ------------
                                                    9,952,826
                                                 ------------
SPAIN -- 2.2%
    Aquas de Barcelona Rfd.*........        99          3,998
    Argentaria SA...................    12,814        717,494
    Banco Bilbao Vizcaya SA.........     7,140        580,058
    Banco Popular Espanol SA........     5,670      1,389,215
    Banco Santander SA..............    64,788      1,996,318
    Centros Comerciales Pryca SA....    14,319        310,015
    Empresa Nacional de Electridad
      SA............................    16,073      1,349,416
    Gas Natural SDG.................     5,403      1,180,417
    Iberdrola SA....................    86,553      1,092,633
    Repsol SA.......................    20,855        881,815
    Telefonica de Espana SA.........    57,547      1,663,840
                                                 ------------
                                                   11,165,219
                                                 ------------
SWEDEN--2.7%
    ABB AB Cl-A.....................    66,800        938,251
    Astra AB Cl-B...................   292,666      5,209,399
    Atlas Copco AB Cl-B.............    40,130      1,041,589
    Electrolux AB Cl-B..............    28,770      2,078,198
    Esselte AB......................     5,800        136,651
    Granges AB*.....................    14,385        193,667
    Hennes & Mauritz AB Cl-B........    59,900      2,147,926
    Nordbanken AB...................    20,990        706,478
    Sandvik AB Cl-A.................     6,140        174,468
    Sandvik AB Cl-B.................    43,420      1,233,778
    Scribona AB Cl-B................     5,500         64,079
                                                 ------------
                                                   13,924,484
                                                 ------------
SWITZERLAND --5.7%
    ABB AG..........................     2,959      4,477,807
    Adecco SA.......................     7,460      2,860,586
    Ciba Specialty Chemicals AG*....     4,499        415,889
    Credit Suisse Group.............     7,130        915,417
    Nestle SA.......................     3,698      4,876,984
    Novartis AG.....................     5,719      9,140,062

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
    Roche Holding AG................       565   $  5,108,754
    Swiss Bank Corp. ...............     5,920      1,582,964
                                                 ------------
                                                   29,378,463
                                                 ------------
THAILAND -- 0.1%
    Advanced Information Services
      PLC...........................    26,700        184,434
    Bangkok Bank PLC................    40,400        288,803
    Siam Cement Co. PLC.............    13,900        250,088
                                                 ------------
                                                      723,325
                                                 ------------
UNITED KINGDOM -- 15.3%
    Abbey National PLC..............   176,000      2,403,371
    Argos PLC.......................   182,749      1,666,224
    Asda Group PLC..................   584,450      1,206,878
    BG PLC..........................   126,210        464,494
    British Petroleum Co. PLC.......   153,840      1,912,464
    Cable & Wireless PLC............   352,000      3,238,688
    Cadbury Schweppes PLC...........   241,456      2,153,236
    Caradon PLC.....................   334,530      1,122,547
    Centrica PLC*...................   126,210        153,956
    Coats Viyella PLC...............    91,270        193,790
    Compass Group PLC...............   129,000      1,447,918
    David Smith Holdings PLC........   197,900        619,581
    Electrocomponents PLC...........   126,000        941,081
    GKN PLC.........................    17,000        292,869
    Glaxo Wellcome PLC..............   244,000      5,038,552
    Grand Metropolitan PLC..........   408,300      3,953,879
    Guinness PLC....................   352,640      3,453,052
    Heywood Williams Group PLC......    32,010        110,344
    Hillsdown Holdings PLC..........    95,160        267,815
    Kingfisher PLC..................   358,950      4,076,736
    Ladbroke Group PLC..............   150,000        587,021
    Laing, (John) PLC Cl-A..........    70,000        435,977
    National Westminster Bank PLC...   614,670      8,265,683
    Rank Group PLC..................   207,120      1,312,414
    Reed International PLC..........   624,740      6,055,033
    Rolls-Royce PLC.................    78,140        298,642
    RTZ Corp. PLC...................   165,600      2,885,983
    Safeway PLC.....................   254,660      1,473,702
    Shell Transport & Trading Co.
      PLC...........................   846,000   $  5,769,238
    Smithkline Beecham PLC..........   495,120      9,115,142
    T&N PLC.........................   181,680        435,676
    Tesco PLC.......................   208,000      1,279,888
    Tomkins PLC.....................   631,220      2,733,055
    United News & Media PLC.........   280,470      3,253,133
                                                 ------------
                                                   78,618,062
                                                 ------------
VENEZUELA  --0.1%
    Cia Anonima Nacional Tele
      Venezuela [ADS]*..............     8,050        347,156
                                                 ------------
TOTAL FOREIGN STOCK
  (COST $402,354,286)...............              488,382,233
                                                 ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                            MATURITY    (000)
                            --------   --------
FOREIGN BONDS -- 0.0%
BELGIUM
    Kredietbank NV
      5.75%
      (COST $27,167)....    11/30/03       900          48,346
                                                  ------------
TOTAL INVESTMENTS -- 94.8%
  (COST $402,381,453)...............               488,430,579
OTHER ASSETS LESS
  LIABILITIES -- 5.2%...............                26,928,593
                                                  ------------
NET ASSETS -- 100.0%................              $515,359,172
                                                  ============

Foreign currency exchange contracts outstanding at June 30, 1997:

               PRINCPAL
                AMOUNT        CONTRACTED
                COVERED        EXCHANGE      EXPIRATION      UNREALIZED
TYPE          BY CONTRACT        RATE          MONTH        DEPRECIATION
----------------------------------------------------------
Buy   BEF      $ 204,613         35.7800          07/97        $(1,194)
Buy   ITL        849,575      1,693.5006          07/97         (3,248)
Buy   NLG        552,850          1.9518          07/97         (3,239)
                                                               -------
                                                               $(7,681)
                                                               =======

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

 * Non-income producing securities.
** Closed-end funds.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.3% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                              MATURITY    (000)       VALUE
                              --------- ---------  ------------
FOREIGN BONDS -- 75.1%
AUSTRALIA -- 2.6%
    Australian Government
      12.00%................. 11/15/01      2,030  $  1,866,277
    Federal National Mtge.
      Assoc. Global Bond
      6.50%.................. 07/10/02      1,850     1,393,766
                                                     ----------
                                                      3,260,043
                                                     ----------
CANADA -- 5.5%
    Canadian Government
      6.25%.................. 09/15/98      5,700     4,228,584
      8.00%.................. 06/01/23      2,375     1,955,518
    Province of Alberta
      8.00%.................. 03/01/00        710       550,962
    Province of Quebec
      7.75%.................. 03/30/06        200       156,130
                                                     ----------
                                                      6,891,194
                                                     ----------
CZECH REPUBLIC -- 0.2%
    European Investment Bank
      11.00%................. 10/10/01      8,000       233,618
                                                     ----------
DENMARK -- 1.6%
    Nykredit
      7.00%.................. 10/01/16      8,076     1,241,806
      6.00%.................. 10/01/26         20         2,737
      7.00%.................. 10/01/29      5,100       739,798
                                                     ----------
                                                      1,984,341
                                                     ----------
EUROPEAN CURRENCY UNIT -- 3.9%
    European Bank
      Reconstruction &
      Development
      6.00%.................. 05/06/99        970     1,126,823
    French O.A.T.
      9.50%.................. 04/25/00      1,100     1,401,828
    Republic of Portugal
      6.00%.................. 02/16/04      2,000     2,305,030
                                                     ----------
                                                      4,833,681
                                                     ----------
FRANCE -- 1.9%
    French Government
      6.50%.................. 10/25/06      4,500       819,651
    French O.A.T. Principal
      Strip 6.01%............ 10/25/05     10,000     1,086,912
      6.32%.................. 10/25/08      5,500       487,094
                                                     ----------
                                                      2,393,657
                                                     ----------
GERMANY -- 9.8%
    Deutscheland Republic
      7.25%.................. 10/21/02      1,160       741,187
    Federal National Mtge.
      Assoc. Global Bond
      5.00%.................. 02/16/01      3,500     2,052,420
    Inter-America Development
      Bank
      7.00%.................. 06/08/05      4,500     2,818,789
    KFW International
      Finance, Inc.
      6.75%.................. 06/20/05      3,500     2,168,310
    Land Baden-Wuerttemberg
      6.50%.................. 07/21/06      1,500       906,533
    Minnesota Mining &
      Manufacturing Co.
      5.00%.................. 10/15/01        900       525,572
    Republic of Germany
      5.75%.................. 08/22/00      5,000     3,012,442
                                                     ----------
                                                     12,225,253
                                                     ----------
HUNGARY -- 0.7%
    Hungarian Government
      23.50%................. 11/06/97     60,000       323,164
      24.00%................. 03/21/98     45,000       246,596
      23.50%................. 05/17/98     50,000       275,578
                                                     ----------
                                                        845,338
                                                     ----------
ITALY -- 9.7%
    Italian Government
      9.50%.................. 02/01/01  5,150,000     3,339,624
      8.25%.................. 07/01/01  4,675,000     2,943,600
      9.00%.................. 10/01/03  4,320,000     2,840,019
      9.50%.................. 01/01/05  1,260,000       853,835
      8.75%.................. 07/01/06  3,295,000     2,186,329
                                                     ----------
                                                     12,163,407
                                                     ----------
JAPAN -- 12.6%
    European Investment Bank
      3.00%.................. 09/20/06    190,000     1,729,439
    Export-Import Bank of
      Japan
      4.375%................. 10/01/03    360,000     3,549,738
      2.875%................. 07/28/05    200,000     1,808,464
    International Bank
      Reconstruction &
      Development Global Bond
      4.75%.................. 12/20/04    400,000     4,085,951
    Japan Development Bank
      2.875%................. 12/20/06    130,000     1,168,412
    Japanese Government
      2.70%.................. 03/20/07    192,000     1,696,117
    Republic of Austria
      4.50%.................. 09/28/05    180,000     1,814,136
                                                     ----------
                                                     15,852,257
                                                     ----------
NETHERLANDS -- 2.0%
    Netherlands Government
      7.50%.................. 11/15/99      1,950     1,075,763
      9.00%.................. 01/15/01      2,500     1,466,918
                                                     ----------
                                                      2,542,681
                                                     ----------
NEW ZEALAND -- 1.6%
    New Zealand Government
      10.00%................. 03/15/02      2,610     1,997,843
                                                     ----------
PHILIPPINES -- 0.2%
    Philippines Government
      12.50%................. 04/25/01      8,000       300,552
                                                     ----------

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                              MATURITY    (000)       VALUE
                              --------- ---------  ------------
PORTUGAL -- 0.9%
    Republic of Portugal
      5.375%................. 03/23/00    200,000  $  1,139,026
                                                     ----------
RUSSIA -- 0.4%
    Russian Treasury Bill
      29.65%................. 11/26/97  2,855,000       458,420
                                                     ----------
SOUTH AFRICA -- 0.8%
    Republic of South Africa
      12.00%................. 02/28/05      4,800       942,623
                                                     ----------
SPAIN -- 6.9%
    Spanish Government
      7.90%.................. 02/28/02    501,500     3,728,404
      10.90%................. 08/30/03    341,000     2,909,169
      8.00%.................. 05/30/04    130,000       982,279
      10.00%................. 02/28/05    128,000     1,070,721
                                                     ----------
                                                      8,690,573
                                                     ----------
SWEDEN -- 0.9%
    Swedish Government
      5.50%.................. 04/12/02      9,000     1,152,673
                                                     ----------
UNITED KINGDOM -- 12.9%
    Alliance & Leicester BLD
      8.75%.................. 12/07/06      1,000     1,750,654
    Annington Finance
      7.75%.................. 10/02/11        500       862,317
    Bank of Scotland
      8.375%................. 10/29/49        450       760,629
    Federal National Mtge.
      Assoc. Global Bond
      6.875%................. 06/07/02        550       904,470
    Guaranteed Export Finance
      Corp.
      7.24%.................. 09/29/00        900     1,187,780
      10.625%................ 09/15/01        950     1,754,088
    Halifax Building Society
      8.75%.................. 07/10/06      1,150     2,035,994
      9.38%.................. 05/15/21        530     1,007,833
    National Power Co. PLC
      8.375%................. 08/02/06        600     1,028,535
    Swiss Bank Corp. Jersey
      8.75%.................. 12/18/25        520       942,813
    United Kingdom Treasury
      8.00%.................. 09/25/09        730     1,300,391
      8.00%.................. 12/07/15        600     1,092,032
      8.75%.................. 08/25/17        770     1,502,862
                                                     ----------
                                                     16,130,398
                                                     ----------
TOTAL FOREIGN BONDS
  (COST $95,679,261)...................              94,037,578
                                                     ----------

                                           PAR
                              MATURITY    (000)       VALUE
                              --------- ---------  ------------
SOVEREIGN ISSUES -- 5.5%
ARGENTINA -- 1.0%
    Republic of Argentina
      [FRB, BRB]
      6.75%.................. 03/31/05  $     286  $    268,981
    Republic of Argentina
      Bocon PRE II [FRN]
      5.44%.................. 04/01/01        579       583,481
    Republic of Argentina
      Bocon PRO II [FRN]
      5.70%.................. 04/01/07        392       352,004
                                                   ------------
                                                      1,204,466
                                                   ------------
BRAZIL -- 0.6%
    Republic of Brazil
      Capitalization [FRB,
      BRB]
      8.00%.................. 04/15/14        672       540,011
    Republic of Brazil DCB
      [FRN, BRB]
      6.9375%................ 04/15/12        200       165,250
                                                   ------------
                                                        705,261
                                                   ------------
BULGARIA -- 0.2%
    National Republic of
      Bulgaria [FRN]
      6.5625%................ 07/28/11        200       144,625
      2.25%.................. 07/28/12        320       182,800
                                                   ------------
                                                        327,425
                                                   ------------
DOMINICAN REPUBLIC -- 0.2%
    Dominican Republic Disc.
      [FRN]
      6.375%................. 08/30/24        250       202,500
                                                   ------------
ECUADOR -- 0.1%
    Republic of Ecuador PDI
      [FRN]
      6.50%.................. 02/27/15        242       156,199
                                                   ------------
MEXICO -- 0.3%
    Banco Nacional de
      Comercio Exterier
      7.25%.................. 02/02/04        120       111,825
    Grupo Elektra SA 144A
      12.75%................. 05/15/01        200       221,375
                                                   ------------
                                                        333,200
                                                   ------------
PANAMA -- 0.1%
    Republic of Panama [FRN]
      7.03125%............... 05/10/02        154       152,310
                                                   ------------
PERU -- 0.3%
    Government of Peru
      [FLIRB]
      3.25%.................. 03/07/17        560       336,700
                                                   ------------
PHILIPPINES -- 0.7%
    Philippines Peso Linked
      Note
      9.3253%................ 12/11/97        950       902,232
                                                   ------------

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)       VALUE
                              --------- ---------  ------------
POLAND -- 0.4%
    Government of Poland PDI
      4.00%.................. 10/27/14  $     225  $    193,359
    Poland Communications,
      Inc. 144A
      9.875%................. 11/01/03        300       299,625
                                                   ------------
                                                        492,984
                                                   ------------
RUSSIA -- 1.1%
    City of Moscow
      9.50%.................. 05/31/00        100       100,938
    Republic of Kazakhstan
      9.25%.................. 12/20/99        100       101,625
    Russia Loan
      Participation* 0.00%... 06/20/26      1,050       963,375
    Russian Interest Note
      [WI]*
      0.75%.................. 12/29/49        250       190,938
                                                   ------------
                                                      1,356,876
                                                   ------------
VENEZUELA -- 0.5%
    Republic of Venezuela
      (FRN, BRB)
      6.50%.................. 12/18/07        750       695,400
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (COST $6,009,001)....................               6,865,553
                                                   ------------
TOTAL INVESTMENTS -- 80.6%
  (COST $101,688,262)..................             100,903,131
OTHER ASSETS LESS
  LIABILITES -- 19.4%..................              24,359,620
                                                   ------------
NET ASSETS -- 100.0%...................            $125,262,751
                                                    ===========

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCPAL
                   AMOUNT        CONTRACTED                       UNREALIZED
                   COVERED        EXCHANGE       EXPIRATION      APPRECIATION
TYPE             BY CONTRACT        RATE           MONTH        (DEPRECIATION)
----------------------------------------------------------
(DOLLAR BASED)
Buy      DEM     $1,200,000           1.7440          07/97        $    682
                                                                    =======
Sell     AUD     $  231,614           1.3414          07/97        $ (3,295)
                                                                    =======

         PRINCIPAL               PRINCIPAL                       UNREALIZED
         IN LOCAL                IN LOCAL       EXPIRATION      APPRECIATION
BUY      CURRENCY       SELL     CURRENCY         MONTH        (DEPRECIATION)
----------------------------------------------------------
AUD       1,150,532     NZD       1,264,089        07/97          $ 10,694
DEM       1,686,060     GRD     266,490,288        07/97            (3,527)
FRF      16,473,946     GBP       1,732,276        07/97           (75,766)
JPY      53,385,635     AUD         625,125        07/97            (5,147)
JPY     134,117,939     NZD       1,719,461        07/97             8,112
JPY     270,227,188     GBP     275,199,250        07/97            87,856
NOK       8,421,000     DEM       2,000,000        10/97             2,120
                                                                   -------
                                                                  $ 24,342
                                                                   =======

--------------------------------------------------------------------------------

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.4% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

BERGER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                       ---------  ------------
COMMON STOCK -- 90.3%
AEROSPACE -- 1.0%
    Boeing Co. .......................    29,800  $  1,581,262
                                                  ------------
BEVERAGES -- 0.9%
    Pepsico, Inc......................    35,000     1,314,687
                                                  ------------
BUILDING MATERIALS -- 1.2%
    Lowe's Companies, Inc. ...........    50,000     1,856,250
                                                  ------------
BUSINESS SERVICES -- 0.7%
    Paging Network, Inc.*.............   127,500     1,119,609
                                                  ------------
CLOTHING & APPAREL -- 3.6%
    Gucci Group NV....................    19,800     1,274,625
    Hilfiger, (Tommy) Corp.*..........    60,800     2,443,400
    Jones Apparel Group, Inc.*........    37,000     1,766,750
                                                  ------------
                                                     5,484,775
                                                  ------------
COMPUTER HARDWARE -- 1.5%
    Hewlett-Packard Co. ..............    40,000     2,240,000
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 13.4%
    Baan Co. NV*......................    35,000     2,410,625
    BMC Software, Inc.*...............    24,500     1,356,687
    Cadence Design Systems, Inc.*.....   145,000     4,857,500
    Cisco Systems, Inc.*..............    44,250     2,970,281
    First Data Corp...................    40,000     1,757,500
    HBO & Co..........................    29,000     1,997,375
    Microsoft Corp.*..................    12,500     1,579,687
    Parametric Technology Corp.*......    35,000     1,489,687
    Sun Microsystems, Inc.*...........    55,000     2,047,031
                                                  ------------
                                                    20,466,373
                                                  ------------
CONGLOMERATES -- 1.7%
    Philip Morris Companies, Inc. ....    60,000     2,662,500
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 1.0%
    Loewen Group, Inc. ...............    45,000     1,563,750
                                                  ------------
CONTAINERS & PACKAGING -- 1.0%
    Owens-Illinois, Inc.*.............    50,000     1,550,000
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.7%
    Altera Corp.*.....................    40,000     2,020,000
    Applied Materials, Inc.*..........    10,000       708,125
    KLA Instruments Corp.*............    20,000       975,000
    LAM Research Corp.*...............    19,000       704,187
    Linear Technology Corp............    44,000     2,277,000
    Maxim Integrated Products,
      Inc.*...........................    10,000       568,750
    Sanmina Corp.*....................    24,000     1,524,000
    UCAR International, Inc.*.........    30,000     1,372,500
                                                  ------------
                                                    10,149,562
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.8%
    Time Warner, Inc. ................    40,000     1,930,000
    Walt Disney Co. ..................    10,000       802,500
                                                  ------------
                                                     2,732,500
                                                  ------------
ENVIRONMENTAL SERVICES -- 4.7%
    U.S. Filter Corp.*................    87,000     2,370,750
    United Waste Systems, Inc.*.......    60,000     2,460,000
    USA Waste Services, Inc.*.........    60,000     2,317,500
                                                  ------------
                                                     7,148,250
                                                  ------------

                                        SHARES       VALUE
                                       ---------  ------------
FINANCIAL-BANK & TRUST -- 4.6%
    Banc One Corp. ...................    50,000  $  2,421,875
    Chase Manhattan Corp. ............    35,000     3,397,187
    Citicorp..........................    10,000     1,205,625
                                                  ------------
                                                     7,024,687
                                                  ------------
FINANCIAL SERVICES -- 4.2%
    American Express Co. .............    16,000     1,192,000
    Fannie Mae........................    27,000     1,177,875
    Federal Home Loan Mtge. Corp. ....    37,000     1,271,875
    Green Tree Financial Corp. .......    48,000     1,710,000
    The Money Store, Inc. ............    34,200       981,113
                                                  ------------
                                                     6,332,863
                                                  ------------
FOOD -- 3.4%
    American Stores Co. ..............    35,000     1,728,125
    Kroger Co.*.......................    33,200       962,800
    Safeway, Inc.*....................    53,500     2,467,688
                                                  ------------
                                                     5,158,613
                                                  ------------
HEALTHCARE SERVICES -- 4.9%
    Columbia-HCA Healthcare Corp. ....    60,000     2,358,750
    Medpartners, Inc.*................    51,000     1,102,875
    Tenet Healthcare Corp.*...........    70,000     2,069,375
    United Healthcare Corp............    20,000     1,040,000
    Vencor, Inc.*.....................    23,000       971,750
                                                  ------------
                                                     7,542,750
                                                  ------------
HOTELS & MOTELS -- 3.4%
    HFS, Inc.*........................    35,000     2,030,000
    Hilton Hotels Corp................    67,000     1,779,688
    La Quinta Motor Inns, Inc. .......    60,000     1,312,500
                                                  ------------
                                                     5,122,188
                                                  ------------
INSURANCE -- 3.7%
    American International Group,
      Inc.............................     6,000       896,250
    Conseco, Inc......................    91,000     3,367,000
    MGIC Investment Corp..............    30,000     1,438,125
                                                  ------------
                                                     5,701,375
                                                  ------------
OIL & GAS -- 2.0%
    Baker Hughes, Inc. ...............    40,000     1,547,500
    Diamond Offshore Drilling,
      Inc.*...........................    20,000     1,562,500
                                                  ------------
                                                     3,110,000
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.7%
    Kimberly-Clark Corp...............    20,000       995,000
                                                  ------------
PHARMACEUTICALS -- 7.6%
    Cardinal Health, Inc..............    46,000     2,633,500
    Centocor, Inc.*...................    33,000     1,025,063
    Lilly, (Eli) & Co. ...............    12,000     1,311,750
    McKesson Corp. ...................    40,000     3,100,000
    Merck & Co., Inc. ................    10,000     1,035,000
    Pfizer, Inc. .....................    11,000     1,314,500
    Warner-Lambert Co. ...............    10,000     1,242,500
                                                  ------------
                                                    11,662,313
                                                  ------------

BERGER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                       ---------  ------------
RESTAURANTS -- 1.8%
    Boston Chicken, Inc.*.............   127,500  $  1,785,000
    Lone Star Steakhouse & Saloon*....    35,000       910,000
                                                  ------------
                                                     2,695,000
                                                  ------------
RETAIL & MERCHANDISING -- 6.5%
    Autozone, Inc.*...................    46,400     1,093,300
    Consolidated Stores Corp.*........    68,750     2,389,063
    CVS Corp. ........................    36,000     1,845,000
    Federated Department Stores,
      Inc.*...........................    55,000     1,911,250
    Home Depot, Inc. .................    20,000     1,378,750
    Kohls Corp.*......................    25,000     1,323,438
                                                  ------------
                                                     9,940,801
                                                  ------------
SEMI-CONDUCTORS -- 3.8%
    Intel Corp. ......................    10,000     1,418,125
    Motorola, Inc. ...................     5,000       380,000
    National Semiconductor Corp.*.....    59,500     1,822,188
    Xilinx, Inc.*.....................    45,200     2,217,625
                                                  ------------
                                                     5,837,938
                                                  ------------
TELECOMMUNICATIONS -- 4.5%
    Ascend Communications, Inc.*......    45,000     1,771,875
    Nokia Corp. Cl-A [ADR]............    22,000     1,622,500
    Tellabs, Inc.*....................    26,500     1,480,688
    Worldcom, Inc.*...................    60,000     1,920,000
                                                  ------------
                                                     6,795,063
                                                  ------------
TOTAL COMMON STOCK (COST
  $125,440,676).......................             137,788,109
                                                  ------------

                                          PAR
                            MATURITY     (000)       VALUE
                            ---------   -------   ------------
U.S. TREASURY OBLIGATIONS -- 7.9%
    U.S. Treasury Bills
      4.77%................  07/03/97   $10,000   $  9,997,350
      4.85%................  07/24/97     2,000      1,993,803
                                                   -----------
      (COST $11,991,153).............               11,991,153
                                                   -----------

                                      SHARES
                                      -------
SHORT-TERM INVESTMENTS -- 1.7%
    Temporary Investment Cash
      Fund.........................   1,324,974      1,324,974
    Temporary Investment Fund......   1,324,973      1,324,973
                                                   -----------
    (COST $2,649,947)....                            2,649,947
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (COST $140,081,776)..............                152,429,209
OTHER ASSETS LESS
  LIABILITIES -- 0.1%..............                     93,787
                                                   -----------
NET ASSETS -- 100.0%...............               $152,522,996
                                                   ===========

--------------------------------------------------------------------------------

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
FOREIGN STOCK -- 89.7%
AUSTRALIA -- 1.4%
    AAPC Ltd.......................    600,000    $    399,214
    Village Roadshow Ltd...........    396,000       1,443,157
                                                  ------------
                                                     1,842,371
                                                  ------------
BRAZIL -- 0.7%
    Multicanal Participacoes SA*...     66,000         899,250
                                                  ------------
CANADA -- 3.1%
    Cinar Films, Inc. Cl-B*........     47,500       1,543,750
    Gulf Canada Resources Ltd.*....    309,000       2,568,563
                                                  ------------
                                                     4,112,313
                                                  ------------
CHILE -- 2.1%
    Banco de A. Edwards [ADR]......     53,000       1,106,375
    Compania Cervecerias Unidas SA
      [ADR]........................     75,100       1,647,506
                                                  ------------
                                                     2,753,881
                                                  ------------
DENMARK -- 1.7%
    Kobenhavns Lufthavne...........     22,000       2,334,312
                                                  ------------
FINLAND -- 3.4%
    Amer Group Ltd.*...............     35,500         640,115
    KCI Konecranes
      International*...............     41,250       1,813,746
    Raision Tehtaat Oy.............     29,525       2,032,712
                                                  ------------
                                                     4,486,573
                                                  ------------
FRANCE -- 7.4%
    Altran Technologies SA.........      5,425       1,772,273
    Dassault Systems SA*...........     25,700       1,823,470
    Guilbert SA....................      8,775       1,242,224
    S.T. Dupont SA*................     11,950         321,258
    Salomon SA.....................     31,450       2,397,867
    Skis Rossignol SA..............     46,825         984,750
    Sylea SA.......................     14,208       1,358,622
                                                  ------------
                                                     9,900,464
                                                  ------------
GERMANY -- 8.5%
    Marschollek, Lautenschlaeger
      Unq Partner AG...............     14,550       3,503,813
    Porsche AG Pfd.................      1,900       2,472,909
    Schmalbach Lubeca AG...........     10,785       2,424,012
    Schwarz Pharma AG..............     20,700       1,570,214
    Turbon International AG........     42,000       1,293,160
                                                  ------------
                                                    11,264,108
                                                  ------------
HONG KONG -- 4.2%
    Asia Satellite
      Telecommunications Holdings
      Ltd. [ADR]...................     71,225       2,145,653
    Elec & Eltek International
      Holdings Ltd.................  2,500,000         734,174
    First Tractor Co. Ltd.*........    164,000         107,967
    SA SA International Holdings
      Ltd.*........................  1,420,000         462,836
    VTech Holdings Ltd.............  1,117,000       2,105,153
                                                  ------------
                                                     5,555,783
                                                  ------------

                                      SHARES         VALUE
                                     ---------    ------------
INDONESIA -- 3.4%
    London Sumatra.................    140,500    $    445,206
    Bank Tiara Asia................    800,000         954,733
    Lippo Life Insurance Co........    670,000         792,696
    Matahari Putra Prima...........    756,000       1,524,444
    United Tractors................    213,500         790,741
                                                  ------------
                                                     4,507,820
                                                  ------------
IRELAND -- 0.7%
    Ryanair Holdings PLC [ADR]*....     32,425         879,528
                                                  ------------
ITALY -- 2.3%
    Bulgari SPA....................    340,000       1,924,000
    Industrie Natuzzi SPA [ADR]....     46,000       1,178,750
                                                  ------------
                                                     3,102,750
                                                  ------------
JAPAN -- 6.0%
    Doutor Coffee Co. Ltd. ........     48,000       1,947,644
    Fuji Soft ABC, Inc. ...........     15,000         654,450
    Laox Ltd. .....................     85,000       1,194,154
    Net One System Co. Ltd. .......        800         736,475
    Nippon System Development
      Ltd. ........................     36,000         857,592
    Noritsu Koki Co. Ltd. .........     54,000       2,662,304
                                                  ------------
                                                     8,052,619
                                                  ------------
MALAYSIA -- 1.2%
    Chemical Co. of Malaysia BHD...     10,000          27,142
    Kentucky Fried Chicken Holdings
      Warrants*....................     21,333          25,189
    Malaysian Assurance Alliance
      BHD..........................    277,200       1,614,565
                                                  ------------
                                                     1,666,896
                                                  ------------
MEXICO -- 2.5%
    Grupo Iusacell [ADR]*..........    127,325       2,339,597
    Grupo Posadas SA*..............  1,675,000       1,011,957
                                                  ------------
                                                     3,351,554
                                                  ------------
NETHERLANDS -- 5.6%
    Baan Co. NV*...................     30,400       2,093,800
    Beter Bed Holding NV...........     14,875         325,791
    Hunter Douglas NV..............     34,800       2,960,118
    IHC Caland NV..................     37,600       2,054,948
                                                  ------------
                                                     7,434,657
                                                  ------------
NEW ZEALAND -- 1.1%
    Tranz Rail Holdings [ADR]......     91,125       1,537,734
                                                  ------------
NORWAY -- 4.1%
    Kverneland AS..................     85,000       2,308,459
    Petroleum Geo Services
      [ADR]*.......................     30,000       1,466,250
    Tomra Systems AS...............     84,175       1,723,156
                                                  ------------
                                                     5,497,865
                                                  ------------
PANAMA -- 1.1%
    Banco Latinoamericano de
      Exportaciones SA Cl-E........     33,000       1,423,125
                                                  ------------

FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
PHILIPPINES -- 1.2%
    International Container
      Terminal Services, Inc.*.....  2,060,000    $  1,054,208
    Solid Group....................  3,526,000         574,746
                                                  ------------
                                                     1,628,954
                                                  ------------
SINGAPORE -- 1.0%
    Creative Technology Ltd.*......     76,000       1,292,000
                                                  ------------
SPAIN -- 1.6%
    Tele Pizza SA*.................     36,900       2,153,794
                                                  ------------
SWEDEN -- 1.5%
    Enator AB*.....................     41,500         741,378
    NetCom Systems AB Cl-B*........     90,000       1,269,936
                                                  ------------
                                                     2,011,314
                                                  ------------
UNITED KINGDOM -- 23.9%
    Avis Europe PLC 144A*..........    478,025       1,086,619
    British Biotechnology PLC*.....    405,425       1,539,358
    British-Borneo Petroleum
      Syndicate PLC................    100,200       2,365,293
    BTG PLC........................     49,000         514,896
    Cairn Energy PLC*..............    229,625       1,854,621
    Capital Radio PLC..............    184,950       1,655,492
    DFS Furniture Co. PLC..........    201,000       1,881,164
    Flextech PLC*..................    207,200       2,218,681
    J.D. Wetherspoon PLC...........    126,000       2,858,915
    JBA Holdings PLC...............    237,950       3,467,273
    Medeva PLC [ADR]...............    103,450       1,771,581
    Misys PLC......................     92,975       2,109,584
    Next PLC.......................    187,000       2,112,933
    Parity PLC.....................    213,800       1,771,312
    Pizza Express PLC..............    222,200       2,327,496
    Psion PLC......................    226,000       1,469,683
    Regent Inns PLC................    186,125         883,372
                                                  ------------
                                                    31,888,273
                                                  ------------
TOTAL FOREIGN STOCK (COST
  $104,715,916)....................                119,577,938
                                                  ------------
                                      SHARES         VALUE
                                     ---------    ------------
COMMON STOCK -- 4.0%
EQUIPMENT SERVICES -- 2.6%
    Rofin-Sinar Technologies,
      Inc.*........................    176,600    $  3,377,475
                                                  ------------
TELECOMMUNICATIONS -- 1.4%
    Cellular Communications
      International, Inc.*.........     56,500       1,892,750
                                                  ------------
TOTAL COMMON STOCK (COST
  $4,227,415)......................                  5,270,225
                                                  ------------

                                           PAR
                                MATURITY  (000)
                                --------- ------
COMMERCIAL PAPER -- 7.7%
    American Express Credit
      Corp.
      5.56%.................... 07/02/97  $4,860     4,859,249
    Associates Corp. of North
      America
      5.40%.................... 07/01/97   2,150     2,150,000
    Merrill Lynch & Co., Inc.
      6.22%.................... 07/01/97   3,309     3,309,000
                                                  ------------
TOTAL COMMERCIAL PAPER (COST
  $10,318,249)...........................           10,318,249
                                                  ------------
TOTAL INVESTMENTS -- 101.4% (COST
  $119,261,580)..........................          135,166,412
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (1.4%).................................           (1,931,768)
                                                  ------------
NET ASSETS -- 100.0%.....................         $133,234,644
                                                  ============

Foreign currency exchange contracts outstanding at June 30, 1997:

                   PRINCPAL
                    AMOUNT        CONTRACTED                      UNREALIZED
                    COVERED        EXCHANGE      EXPIRATION      APPRECIATION
TYPE              BY CONTRACT        RATE          MONTH        (DEPRECIATION)
----------------------------------------------------------
Buy      FRF       $ 320,463         5.8468         07/97          $ (1,558)
Buy      GBP         537,269         0.6006         07/97               104
Buy      IDR          36,646      2,427.9776        07/97               (30)
Buy      JPY         947,624       113.0500         07/97           (12,817)
Buy      NLG         340,326         1.9422         07/97            (3,644)
                                                                     ------
                                                                   $(17,945)
                                                                     ======

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.8% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                      ---------   ------------
COMMON STOCK -- 76.6%
CHEMICALS -- 6.6%
    Applied Extrusion Technologies,
      Inc.*..........................    20,600   $    242,050
    Dupont, (E.I.) de Nemours &
      Co. ...........................     6,400        402,400
    FMC Corp.*.......................    18,000      1,429,875
    Great Lakes Chemical Corp. ......    24,300      1,272,712
    Lyondell Petrochemical Co. ......    58,300      1,271,669
    Millennium Chemicals, Inc. ......    63,000      1,433,250
    Polymer Group, Inc.*.............    20,000        322,500
    Witco Corp. .....................    20,000        758,750
                                                   -----------
                                                     7,133,206
                                                   -----------
DIVERSIFIED METALS -- 4.9%
    Freeport-McMoran Copper & Gold,
      Inc. Cl-A......................    31,900        933,075
    Freeport-McMoran Copper & Gold,
      Inc. Cl-B......................    13,000        404,625
    Nucor Corp. .....................    28,500      1,610,250
    Reynolds Metals Co. .............    24,800      1,767,000
    Steel Dynamics, Inc.*............    26,000        650,000
                                                   -----------
                                                     5,364,950
                                                   -----------
DIVERSIFIED RESOURCES -- 2.9%
    Burlington Northern Santa Fe
      Corp. .........................    13,700      1,231,287
    Penn Virginia Corp. .............    12,850        629,650
    Western Water Co.*...............    28,000        371,000
    Zeigler Coal Holding Co. ........    39,600        925,650
                                                   -----------
                                                     3,157,587
                                                   -----------
ENERGY SERVICES -- 11.0%
    Ashland, Inc. ...................    19,500        904,312
    Camco International, Inc. .......    10,800        591,300
    Carbo Ceramics, Inc. ............    43,750      1,192,187
    Coflexip SA [ADR]................    47,600      1,433,950
    Cooper Cameron Corp.*............    45,800      2,141,150
    Energy Group PLC [ADR]...........     7,875        333,703
    Halliburton Co. .................     9,800        776,650
    McDermott International, Inc. ...    76,300      2,227,006
    Western Atlas, Inc.*.............    10,000        732,500
    Wheelabrator Technologies,
      Inc. ..........................   103,000      1,590,062
                                                   -----------
                                                    11,922,820
                                                   -----------
INTEGRATED PETROLEUM -- 15.4%
    Amerada Hess Corp. ..............    25,500      1,416,844
    Atlantic Richfield Co. ..........    13,000        916,500
    British Petroleum Co. PLC [ADR]..    25,600      1,916,800
    Ente Nazionale Idrocarburi SPA
      [ADR]..........................    13,000        739,375
    Mobil Corp. .....................    49,200      3,437,850
    Phillips Petroleum Co. ..........    33,000      1,443,750
    Repsol SA [ADR]..................    32,600      1,383,462
    Texaco, Inc. ....................    26,000      2,827,500
    Total SA [ADR]...................    45,000      2,278,125
    Ultramar Diamond Shamrock
      Corp. .........................    10,800        352,350
                                                   -----------
                                                    16,712,556
                                                   -----------
MISCELLANEOUS ENERGY -- 0.5%
    Uranium Resources, Inc.*.........   101,000        593,375
                                                   -----------

                                       SHARES        VALUE
                                      ---------   ------------
OIL & GAS -- 6.1%
    Daniel Industries................    80,000   $  1,235,000
    Northstar Energy Corp.*..........    65,000        553,081
    Ocean Energy, Inc.*..............     6,500        300,625
    Royal Dutch Petroleum Co. .......    22,000      1,196,250
    Santa Fe International Corp.*....    12,000        408,000
    USX-Delhi Group..................    46,000        603,750
    USX-Marathon Group...............    80,500      2,324,437
                                                   -----------
                                                     6,621,143
                                                   -----------
PAPER & FOREST PRODUCTS -- 6.3%
    Georgia Pacific Corp. ...........    13,300      1,135,487
    International Paper Co. .........    22,000      1,068,375
    James River Corp. of Virginia....    22,800        843,600
    Jefferson Smurfit Corp.*.........   104,600      1,673,600
    Kimberly-Clark Corp. ............    15,200        756,200
    Louisiana-Pacific Corp. .........    23,000        485,875
    Willamette Industries, Inc. .....    12,400        868,000
                                                   -----------
                                                     6,831,137
                                                   -----------
PETROLEUM EXPLORATION & PRODUCTION -- 7.5%
    Barrett Resources Corp.*.........    13,100        392,181
    Bouygues Offshore SA [ADR].......    50,000        625,000
    Enserch Exploration, Inc.*.......   106,000      1,159,375
    Houston Exploration Co.*.........    50,500        785,906
    Noble Affiliates, Inc. ..........     9,900        383,006
    Rutherford-Moran Oil Corp.*......    35,300        829,550
    Triton Energy Ltd.*..............    10,300        471,869
    Union Texas Petroleum Holdings,
      Inc. ..........................    98,700      2,066,531
    United Meridian Corp.*...........    47,800      1,434,000
                                                   -----------
                                                     8,147,418
                                                   -----------
PRECIOUS METALS -- 12.1%
    Ashanti Goldfields Co. Ltd.
      [GDR]..........................    78,200        913,962
    Battle Mountain Gold Co. ........   252,000      1,433,250
    Cambior, Inc. ...................    95,400      1,079,213
    Canyon Resources Corp.*..........   368,400        897,975
    Dayton Mining Corp.*.............    60,000        228,750
    Driefontein Consolidated Ltd.
      [ADR]..........................    65,000        438,750
    Durban Roodepoort Deep Ltd.
      [ADR]*.........................   113,640        461,663
    Gold Fields of South Africa Ltd.
      [ADR]..........................    30,000        699,375
    Golden Star Resources Ltd.*......    23,000        186,875
    Homestake Mining Co. ............    80,200      1,047,613
    Newmont Mining Corp. ............    81,224      3,167,736
    Pegasus Gold, Inc.*..............     6,300         38,588
    Placer Dome, Inc. ...............   105,300      1,724,288
    TVX Gold, Inc.*..................   150,900        801,656
                                                   -----------
                                                    13,119,694
                                                   -----------
REAL ESTATE -- 3.3%
    Apartment Investment & Management
      Co. Cl-A [REIT]................    23,700        669,525
    Beacon Properties Corp. [REIT]...    25,800        861,075
    Boston Properties, Inc.
      [REIT]*........................     8,600        236,500
    Security Capital Pacific Trust
      [REIT] 144A....................    30,000        686,250

T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                      ---------   ------------
    The Rouse Co. [REIT].............    13,200   $    389,400
    United Dominion Realty Trust
      [REIT].........................    50,000        709,375
                                                  ------------
                                                     3,552,125
                                                  ------------
TOTAL COMMON STOCK
  (COST $73,842,403).................               83,156,011
                                                  ------------
PREFERRED STOCK -- 0.3%
OIL & GAS -- 0.3%
    Cross Timbers Oil Co. $1.5625
      Cl-A [CVT]
      (COST $225,345)................     9,890        316,480
                                                  ------------
FOREIGN STOCK -- 14.5%
DIVERSIFIED METALS -- 4.7%
    Bougainville Copper
      Ltd. -- (AUD)*.................   882,542        353,657
    English China Clays
      PLC -- (GBP)...................   416,000      1,430,565
    Lonrho PLC -- (GBP).............. 1,382,600      2,935,628
    Pechiney SA -- (FRF).............     9,100        358,444
                                                  ------------
                                                     5,078,294
                                                  ------------
PRECIOUS METALS -- 8.8%
    Banro International
      Capital -- (CAD)*..............   120,000        630,024
    Banro Resources Corp. Special
      Warrants 144A -- (CAD)*........    83,300        349,873
    Delta Gold NL -- (AUD)...........   650,000      1,086,118
    Gold Fields of South Africa
      Ltd. -- (ZAR)..................     3,800         89,556
    Goldfields Ltd. -- (AUD)*........   365,000        543,664
    Impala Platinum Holdings Ltd. --
      (ZAR)..........................    94,900      1,060,785
    Normandy Mining Ltd. -- (AUD)....   448,900        505,717
    Potgietersrust Platinums Ltd. --
      (ZAR)..........................   124,730        940,928
    Prime Resources Group, Inc. --
      (CAD)..........................   298,000      2,158,013
    Rustenburg Platinum Holdings
      Ltd. -- (ZAR)..................    80,000      1,462,491
    Samax 144A -- (CAD)*.............   150,000        624,593
    War Eagle Mining Co., Inc. --
      (CAD)*.........................   118,000         47,853
    War Eagle Mining Co., Inc.
      Warrants -- (CAD)*.............    59,000              0
                                                  ------------
                                                     9,499,615
                                                  ------------
                                       SHARES        VALUE
                                      ---------   ------------
REAL ESTATE -- 1.0%
    Security Capital U.S. Realty
      [REIT] -- (NLG)*...............    30,000   $    447,000
    Sun International -- (ZAR)....... 1,150,000        648,430
                                                  ------------
                                                     1,095,430
                                                  ------------
TOTAL FOREIGN STOCK
  (COST $15,684,523).................               15,673,339
                                                  ------------

                                           PAR
                               MATURITY   (000)
                               ---------  ------
COMMERCIAL PAPER -- 7.9%
    Becton Dickinson Co.
      5.52%................... 07/17/97   $4,000      3,990,187
    Bell Atlantic Financial
      Services, Inc.
      5.52%................... 07/11/97      549        548,155
    Ciesco L.P.
      5.55%................... 07/02/97      650        649,900
    Kellogg Co.
      5.50%................... 07/24/97      900        896,838
    Motorola Credit Co.
      5.50%................... 08/05/97    2,000      1,989,306
    RTZ America, Inc.+
      5.56%................... 07/07/97      500        499,537
                                                   ------------
TOTAL COMMERCIAL PAPER
  (COST $8,573,923).....................              8,573,923
                                                   ------------

                                       SHARES
                                     ----------
SHORT-TERM INVESTMENTS -- 1.0%
    Temporary Investment Cash Fund
    (COST $1,120,734)..............   1,120,734       1,120,734
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (COST $99,446,928)...............                 108,840,487
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.3%)...........                    (283,536)
                                                   ------------
NET ASSETS -- 100.0%...............                $108,556,951
                                                    ===========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stocks.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.5% of net assets.

+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 0.5% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)      VALUE
                               --------- -------  ------------
CORPORATE OBLIGATIONS -- 10.4%
FINANCIAL SERVICES -- 1.8%
    Salomon, Inc. Sr. Notes
      7.00%................... 01/20/98  $ 2,650  $  2,665,476
      9.375%.................. 04/15/98    2,000     2,050,860
                                                  ------------
                                                     4,716,336
                                                  ------------
INDUSTRIAL PRODUCTS -- 3.3%
    Chesapeake Energy Corp.
      Sr. Notes
      12.00%.................. 03/01/01    8,000     8,520,000
                                                  ------------
UTILITIES -- 5.3%
    CMS Energy Corp. First
      Mtge.
      9.50%................... 10/01/97    1,000     1,021,250
    Long Island Lighting Co.
      Notes
      8.50%................... 05/15/06    5,000     5,212,500
      9.75%................... 05/01/21    1,000     1,013,440
      9.625%.................. 07/01/24    5,000     5,162,500
    Texas Utilities Co. First
      Mtge. [VR]
      6.25781%................ 05/01/99    1,500     1,502,158
                                                  ------------
                                                    13,911,848
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $27,255,200)....................            27,148,184
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.0%
FEDERAL HOME LOAN MORTGAGE CORP. -- 7.5%
      5.51%................... 07/03/97    3,300     3,298,992
      5.95%................... 06/19/98   10,000     9,995,000
      8.75%................... 10/01/01    2,180     2,229,474
      5.00%................... 02/15/11    4,109     4,094,607
                                                  ------------
                                                    19,618,073
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 32.7%
      4.90%................... 12/25/12    4,636     4,608,376
      6.206% [VR]............. 03/01/17    2,410     2,388,870
      7.50%................... 01/25/22    4,000     4,048,560
      7.50%................... 10/01/22   24,480    24,548,758
      8.00%................... 11/25/23    4,553     4,659,097
      7.50%................... 05/01/24   42,898    43,045,324
      7.445% [VR]............. 01/01/25      584       597,464
      6.813% [VR]............. 05/01/25    1,539     1,560,936
                                                  ------------
                                                    85,457,385
                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 14.0%
      7.125% [VR]............. 07/20/17      312       320,522
      7.125% [VR]............. 08/20/17      402       413,033
      7.125% [VR]............. 09/20/17      342       351,665
      7.00%................... 01/15/24       39        37,862
      7.00%................... 02/15/24       55        53,802
      7.00%................... 04/15/24      338       331,774
      7.125% [VR]............. 05/20/24    3,364     3,454,714
      7.00%................... 06/15/24       54        52,872
      7.125% [VR]............. 07/20/24      410       421,314
      7.00%................... 07/15/25      419       411,493
      7.00%................... 08/15/25      467       458,528

                                           PAR
                               MATURITY   (000)      VALUE
                               --------- -------  ------------
      7.00%................... 08/15/25  $   427  $    419,654
      7.00%................... 08/15/25      490       481,701
      7.00%................... 08/15/25      466       458,122
      6.50% [TBA]............. 09/18/26    2,000     1,906,880
      6.00%................... 11/20/26   26,506    26,853,853
                                                  ------------
                                                    36,427,789
                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION -- 3.8%
      6.00%................... 06/30/98   10,000    10,007,599
                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $152,394,208)...................           151,510,846
                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.4%
    Merrill Lynch Mtge.
      Investors, Inc. Cl-B
      [VR]
      7.354%.................. 06/15/21    1,249     1,260,165
    Resolution Trust Corp.
      [VR]
      7.56251%................ 07/25/28   10,000    10,126,995
                                                  ------------
      (COST $11,422,432)................            11,387,160
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 0.0%
    U.S. Treasury Bills
      5.08% #................. 07/03/97       10         9,997
      5.12% #................. 08/07/97       20        19,899
                                                  ------------
      (COST $29,896)....................                29,896
                                                  ------------
SOVEREIGN ISSUES -- 2.6%
ARGENTINA
    Republic of Argentina
      Bote 10 [FRN]
      5.625%.................. 04/01/00    2,187     2,133,511
    Republic of Argentina
      [FRB,BRB]
      6.75%................... 03/31/05    4,850     4,559,000
                                                  ------------
      (COST $5,961,380).................             6,692,511
                                                  ------------
                                          PRINCIPAL
                                          IN LOCAL
                                          CURRENCY
                                            (000)
                                           -------
FOREIGN BONDS -- 2.6%
NEW ZEALAND
    New Zealand Government
      10.00%
      (COST $6,959,200)....... 03/15/02    8,900     6,812,569
                                                  ------------
                                           PAR
                                          (000)
                                         -------
COMMERCIAL PAPER -- 21.6%
    American Express Credit
      Corp.
      5.55%................... 07/23/97  $ 3,600     3,587,790
    Central Illinois Public
      Service Co.
      6.25%................... 07/01/97    8,000     8,000,000

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)      VALUE
                               --------- -------  ------------
    Ford Motor Credit Co.
      5.62%................... 07/07/97  $ 1,000  $    999,063
    General Electric Capital
      Corp.
      5.57%................... 07/01/97   12,000    12,000,000
    General Motors Acceptance
      Corp.
      5.61%................... 07/01/97    3,400     3,400,000
    KFW International
      Financial Corp.
      5.52%................... 07/01/97    8,400     8,400,000
      5.52%................... 07/03/97    1,800     1,799,448
    Kingdom of Sweden
      5.56%................... 07/11/97    2,800     2,795,590
    National Rural Utility Co.
      5.56%................... 08/04/97    1,800     1,790,356
      5.55%................... 09/04/97    9,800     9,700,285
    New Center Asset Trust Co.
      5.58%................... 08/06/97    1,200     1,193,192
      5.56%................... 09/10/97      700       692,188
    Shell Oil Co.
      5.49%................... 07/07/97      600       599,452
    Western Australian
      Treasury
      5.55%................... 09/22/97    1,600     1,579,280
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $56,538,927)....................            56,536,644
                                                  ------------

                                        SHARES
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash Fund..... 285,549       284,549
    Temporary Investment Fund.......... 285,549       284,549
                                                 ------------
    (COST $569,098)....................               569,098
                                                 ------------
TOTAL INVESTMENTS -- 99.8%
  (COST $261,130,341)..................           260,686,908
OTHER ASSETS LESS
  LIABILITIES -- 0.2%..................               506,682
                                                 ------------
NET ASSETS -- 100.0%...................          $261,193,590
                                                 ------------

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCIPAL
                   AMOUNT        CONTRACTED
                   COVERED        EXCHANGE       EXPIRATION        UNREALIZED
TYPE             BY CONTRACT        RATE            MONTH         APPRECIATION
----------------------------------------------------------
Sell     NZD     $6,882,752         1.4535          09/97           $ 100,379
                                                                    =========

# Securities with an aggregate market value of $29,896 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1997:

                                       NOTIONAL
                          EXPIRATION    AMOUNT       UNREALIZED
       DESCRIPTION           MONTH      (000)       APPRECIATION
----------------------------------------------------------
U.S. Treasury 10 Year
  Note                       09/97      $2,000        $ 23,750
                                                   =============

Interest rate swap agreement outstanding at June 30, 1997:

                                       NOTIONAL
                          EXPIRATION    AMOUNT       UNREALIZED
       DESCRIPTION           MONTH      (000)       APPRECIATION
----------------------------------------------------------
Receive variable rate
  payments on the three-
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments on
  the then current U.S.
  Treasury 10 Year Note
  with a spread of:
      36.50                  09/97      $7,000         $6,300
                                                   =============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
COMMON STOCK -- 98.7%
AEROSPACE -- 1.3%
    BE Aerospace, Inc.*................  56,100  $  1,774,162
                                                 ------------
AIRLINES -- 1.6%
    Delta Air Lines, Inc. .............  16,000     1,312,000
    UAL Corp.*.........................  13,500       966,094
                                                 ------------
                                                    2,278,094
                                                 ------------
COMPUTER HARDWARE -- 9.4%
    3Com Corp.*........................  96,600     4,347,000
    Compaq Computer Corp.*.............  45,728     4,538,504
    Dell Computer Corp.*...............  36,500     4,286,469
                                                 ------------
                                                   13,171,973
                                                 ------------
COMPUTER SERVICES & SOFTWARE -- 19.6%
    BMC Software, Inc.*................  58,100     3,217,287
    Cisco Systems, Inc.*...............  39,200     2,631,300
    Computer Sciences Corp.*...........  24,500     1,767,062
    Compuware Corp.*...................  54,000     2,578,500
    Electronic Arts, Inc.*.............  70,200     2,360,475
    HBO & Co. .........................  55,700     3,836,337
    Microsoft Corp.*...................  12,800     1,617,600
    Oracle Corp.*......................  77,000     3,878,875
    Parametric Technology Corp.*.......  71,200     3,030,450
    Synopsys, Inc.*....................  69,100     2,539,425
                                                 ------------
                                                   27,457,311
                                                 ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 11.5%
    Altera Corp.*......................  59,200     2,989,600
    Applied Materials, Inc.*...........  72,100     5,105,581
    Inacom Corp.*......................  59,200     1,842,600
    LSI Logic Corp.*...................  39,300     1,257,600
    Teradyne, Inc.*....................  60,000     2,355,000
    Texas Instruments, Inc.............  31,000     2,605,938
                                                 ------------
                                                   16,156,319
                                                 ------------
FINANCIAL-BANK & TRUST -- 7.1%
    BankBoston Corp. ..................  20,000     1,441,250
    Chase Manhattan Corp. .............  19,800     1,921,838
    First Chicago NBD Corp. ...........  28,000     1,694,000
    MBNA Corp. ........................  69,600     2,549,100
    NationsBank Corp. .................  36,000     2,322,000
                                                 ------------
                                                    9,928,188
                                                 ------------
FINANCIAL SERVICES -- 7.8%
    Charles Schwab Corp. ..............  20,930       851,589
    Franklin Resources, Inc. ..........  26,700     1,937,419

                                        SHARES      VALUE
                                        -------  ------------
    Household International, Inc. .....  24,300  $  2,853,731
    Merrill Lynch & Co., Inc. .........  62,576     3,731,094
    State Street Boston Corp. .........  34,000     1,572,500
                                                 ------------
                                                   10,946,333
                                                 ------------
HEALTHCARE SERVICES -- 7.0%
    Columbia-HCA Healthcare Corp. .....  54,800     2,154,325
    Oxford Health Plans, Inc.*.........  49,000     3,515,750
    United Healthcare Corp. ...........  79,300     4,123,600
                                                 ------------
                                                    9,793,675
                                                 ------------
HOTELS & MOTELS -- 1.0%
    Prime Hospitality Corp.*...........  73,000     1,441,750
                                                 ------------
INSURANCE -- 1.1%
    Aetna, Inc. .......................  15,700     1,607,288
                                                 ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    McKesson Corp. ....................  16,000     1,240,000
                                                 ------------
PHARMACEUTICALS -- 8.9%
    Cardinal Health, Inc. .............  18,000     1,030,500
    Lilly, (Eli) & Co. ................  30,700     3,355,894
    Merck & Co., Inc. .................  45,800     4,740,300
    Pfizer, Inc. ......................  28,400     3,393,800
                                                 ------------
                                                   12,520,494
                                                 ------------
RETAIL & MERCHANDISING -- 5.6%
    CompUSA, Inc.*..................... 132,152     2,841,268
    Ross Stores, Inc...................  63,400     2,072,388
    Walgreen Co. ......................  25,000     1,340,625
    Williams-Sonoma, Inc.*.............  37,500     1,603,125
                                                 ------------
                                                    7,857,406
                                                 ------------
SEMI-CONDUCTORS -- 12.4%
    Adaptec, Inc.*.....................  39,000     1,355,250
    Intel Corp. .......................  25,797     3,658,337
    Micron Technology, Inc. ...........  91,990     3,673,851
    Motorola, Inc. ....................  54,700     4,157,200
    National Semiconductor Corp.*......  25,000       765,625
    Xilinx, Inc.*......................  77,700     3,812,156
                                                 ------------
                                                   17,422,419
                                                 ------------
TELECOMMUNICATIONS -- 3.2%
    Ericsson, (L.M.) Telephone Co.
      [ADR]............................  25,000       984,375
    Northern Telecom Ltd...............  39,400     3,585,400
                                                 ------------
                                                    4,569,775
                                                 ------------
UTILITIES -- 0.3%
    Worldcom, Inc.*....................  15,000       480,000
                                                 ------------
TOTAL COMMON STOCK (COST
  $122,526,461)........................           138,645,187
                                                 ------------

ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
SHORT-TERM INVESTMENTS -- 1.3%
    Temporary Investment Cash Fund..... 909,906  $    909,906
    Temporary Investment Fund.......... 909,906       909,906
                                                 ------------
    (COST $1,819,812)..................             1,819,812
                                                 ------------
TOTAL INVESTMENTS -- 100.0% (COST
  $124,346,273)........................           140,464,999
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.0%)...............               (46,485)
                                                 ------------
NET ASSETS -- 100.0%...................          $140,418,514
                                                 ============

--------------------------------------------------------------------------------

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
FOREIGN STOCK -- 80.1%
ARGENTINA -- 2.4%
    Banco Frances del Rio de la
      Plata SA [ADR]...............      2,450    $     79,625
    Nortel Inversora [ADR].........     77,225       2,094,728
    Telecom Argentina Stet SA Cl-B
      [ADR]........................      5,775         303,188
    Telefonica de Argentina SA Cl-B
      [ADR]*.......................      6,400         221,600
    YPF SA [ADR]...................     10,675         328,256
                                                  ------------
                                                     3,027,397
                                                  ------------
AUSTRALIA -- 0.4%
    Colonial Ltd. 144A*............      3,473           8,876
    CI Technologies Group Ltd.
      144A*........................    441,535         500,758
                                                  ------------
                                                       509,634
                                                  ------------
AUSTRIA -- 0.2%
    Wolford AG.....................      2,742         265,975
                                                  ------------
BRAZIL -- 1.5%
    Companhia Energetica de Minas
      Geras [ADR]..................      5,650         284,455
    Ericsson Telecomunicacoes SA...     10,000         601,351
    Telebras SA [ADR]..............      3,275         496,981
    Unibanco Holdings SA Sponsored
      [GDR]*.......................     12,775         474,272
                                                  ------------
                                                     1,857,059
                                                  ------------
CHILE -- 0.4%
    Quinenco SA [ADR]*.............     24,150         446,775
                                                  ------------
DENMARK -- 1.2%
    Amtssparekassen Fyn............      1,880         121,204
    BG Bank AS.....................      2,064         114,102
    FIH Cl-B.......................        358           9,114
    Jyske Bank.....................      1,297         111,751
    SAS Danmark AS.................     14,779         172,530
    Sophus Berendsen AS............      5,520         798,229
    Spar Nord Holding..............        119           5,557
    Sydbank SA.....................      3,002         137,016
    Unidanmark AS Cl-A.............      1,269          71,300
                                                  ------------
                                                     1,540,803
                                                  ------------
FINLAND -- 2.4%
    Amer Group Ltd.*...............     17,377         313,332
    Hartwall Oy AB.................      5,421         314,153
    Metra Oy Cl-B..................      3,682         111,126
    Nokia AB Cl-A..................     12,931         967,319
    Nokia Corp. Cl-A [ADR]*........      3,875         285,781
    Orion-Yhtyma Oy Cl-B...........     15,096         572,934
    Pohjola Insurance Co. .........      1,697          50,399
    Raision Tehtaat Oy.............      4,887         336,456
    Sampo Insurance Co. Ltd. ......        583          56,778
                                                  ------------
                                                     3,008,278
                                                  ------------
FRANCE -- 7.4%
    Alcatel Alsthom................      2,414         302,305
    Axime*.........................      4,156         491,462
    Banque Nationale de Paris......     15,850         653,180
    Cap Gemini SA..................     20,297       1,070,590

                                      SHARES         VALUE
                                     ---------    ------------
    Carrefour Supermarche SA.......        464    $    336,955
    Compagnie Bancaire SA..........        281          35,859
    Compagnie de Suez..............      7,760          18,617
    Dexia France...................     10,155         988,338
    Dassault Systemes SA [ADR]*....        875          62,344
    Grand Optical-Photoservice.....      3,123         473,987
    Lagardere S.C.A. ..............      8,893         258,292
    Le Carbone Lorraine 144A.......        333          81,023
    Michelin C.G.D.E. Cl-B.........     14,532         872,583
    Rhone-Poulenc..................     48,782       1,992,051
    Sligos SA*.....................        481          66,292
    Societe Generale...............        452          50,451
    Societe Nationale Elf Aquitaine
      SA...........................     14,286       1,541,095
                                                  ------------
                                                     9,295,424
                                                  ------------
GERMANY -- 8.7%
    Adidas AG......................      4,214         471,148
    Altana AG......................        666         714,076
    BASF AG*.......................     26,292         970,065
    Bayerische Motoren Werke AG....        315         259,716
    Deutsche Bank AG...............     33,680       1,977,428
    Deutsche Lufthansa AG..........     33,533         645,050
    Deutsche Pfandbrief &
      Hypothekenbank AG............     20,389       1,171,950
    Fresenius AG Pfd. .............      1,982         450,015
    Fresenius Medical Care AG
      [ADR]*.......................     24,725         720,116
    Pfeiffer Vacuum Technology AG
      [ADR]*.......................      6,675         194,409
    Siemens AG.....................      2,485         148,821
    Tarkett AG.....................     12,072         311,819
    Veba AG........................      9,773         551,941
    Volkswagen AG..................      3,116       2,361,878
                                                  ------------
                                                    10,948,432
                                                  ------------
GREECE -- 0.1%
    Hellenic Telecommunication
      Organization Co. SA 144A.....      6,846         154,679
    Hellenic Telecommunication
      Organization Co. SA Rights
      144A*........................      6,846               0
                                                  ------------
                                                       154,679
                                                  ------------
HONG KONG -- 1.7%
    First Pacific Co. Ltd. ........    658,000         840,889
    Hutchison Whampoa Ltd. ........     41,000         354,598
    Jiangsu Expressway Co. Ltd.
      144A*........................  1,550,000         550,227
    Pacific Ports Co. 144A*........  1,552,000         310,528
    Shenzhen Expressway Co.
      144A*........................    114,000          31,271
                                                  ------------
                                                     2,087,513
                                                  ------------
HUNGARY -- 1.0%
    Gedeon Richter [ADR] 144A*.....     11,000       1,006,500
    Mol Magyar Olaj Es Gazipari
      [GDR] 144A...................     11,059         240,533
                                                  ------------
                                                     1,247,033
                                                  ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
INDONESIA -- 0.8%
    Putra Surya Multidana*.........    607,000    $    967,953
                                                  ------------
IRELAND -- 1.6%
    Elan Corp. PLC [ADR]*..........      4,575         207,019
    Ryanair Holdings PLC SP
      [ADR]*.......................     63,275       1,716,334
                                                  ------------
                                                     1,923,353
                                                  ------------
ISRAEL -- 0.1%
    Teva Pharmaceutical Industries
      Ltd. [ADR]...................      2,375         153,781
                                                  ------------
ITALY -- 2.0%
    Credito Italiano SPA...........    319,312         584,153
    Gewiss SPA.....................     46,128         793,673
    Pirelli SPA....................    171,106         423,739
    Stet Societa Finanziaria
      Telefonica SPA*..............    103,609         603,370
    Telecom Italia Mobile SPA......      3,477          11,249
    Telecom Italia SPA.............      9,870          31,671
                                                  ------------
                                                     2,447,855
                                                  ------------
JAPAN -- 9.0%
    Canon, Inc. ...................     20,000         544,503
    Denso Corp. ...................     26,000         621,640
    Eisai Co. Ltd. ................      5,000          94,677
    Fujitsu Ltd. ..................     29,000         402,356
    Hitachi Ltd. ..................     86,000         960,558
    Isetan Co. ....................      2,000          24,782
    Mitsubishi Corp. ..............      6,000          74,869
    Mitsubishi Estate Co. Ltd. ....     47,000         680,803
    Mitsubishi Motors Corp. .......     46,000         329,145
    Mitsubishi Trust & Banking
      Corp. .......................     10,000         157,941
    Mitsui & Co. Ltd. .............     18,000         172,775
    Mitsui Fudosan Co. Ltd. .......     25,000         344,677
    Mitsui Trust and Banking Co.
      Ltd. ........................     30,000         226,440
    Nippon Telegraph & Telephone
      Corp. .......................      1,590       1,526,178
    Nomura Securities Co. Ltd. ....     36,000         496,335
    NTT Data Communications Systems
      Co. .........................        270       1,043,717
    Ryohin Keikaku Co. Ltd. .......      2,000         157,766
    Shiseido Co. Ltd. .............     22,000         362,827
    Sony Corp. ....................      8,000         697,382
    Sumitomo Trust & Banking.......     31,000         332,723
    Takeda Chemical Industries.....     30,000         842,932
    Tokio Marine & Fire Insurance
      Co. .........................     30,000         392,670
    Torii Pharmaceutical Co.
      Ltd. ........................     34,000         798,080
    Yamaha Motor Co. Ltd. .........      1,000           9,948
                                                  ------------
                                                    11,295,724
                                                  ------------
MEXICO -- 0.9%
    Fomento Economico Mexicano SA
      Cl-B.........................     58,200         346,490
    Grupo Casa Autrey SA de C.V.
      [ADR]........................     14,075         285,898
    Grupo Televisia SA [GDR]*......     17,250         523,969
                                                  ------------
                                                     1,156,357
                                                  ------------
                                      SHARES         VALUE
                                     ---------    ------------
NETHERLANDS -- 8.9%
    Ahrend Groep NV................     14,982    $  1,011,111
    Akzo Nobel NV..................      5,284         723,983
    Brunel International NV
      144A*........................     52,493       1,165,739
    Getronics NV...................      9,188         296,704
    Gucci Group NV.................      4,950         318,656
    ING Groep NV...................     20,866         961,836
    Koninklijke Nedlloyd Groep
      NV...........................      5,194         150,002
    Nutricia Verenigde Bedrijven
      NV...........................      1,719         271,426
    Philips Electronics NV.........     43,383       3,106,835
    Philips Electronics NV [ADR]...     34,659       2,491,116
    Polygram NV....................        784          41,131
    Simac Techniek NV..............         55           4,706
    Vedior NV 144A*................      7,366         194,721
    Wolters Kluwer NV..............      3,560         433,372
                                                  ------------
                                                    11,171,338
                                                  ------------
NORWAY -- 0.9%
    Ekornes ASA....................     24,877         210,494
    Merkantildata ASA..............     13,549         268,118
    SAS Norge ASA Cl-B.............     31,120         327,025
    Tomra Systems ASA..............     17,824         364,877
                                                  ------------
                                                     1,170,514
                                                  ------------
PERU -- 0.5%
    Millicom International Cellular
      SA*..........................      3,600         171,900
    Telefonica del Peru SA Cl-B
      [ADR]........................     17,000         445,188
                                                  ------------
                                                       617,088
                                                  ------------
PHILIPPINES -- 0.1%
    Equitable Banking Corp. .......     27,810         100,677
    Manila Electric Co. ...........      4,690          23,112
                                                  ------------
                                                       123,789
                                                  ------------
PORTUGAL -- 0.2%
    Electricidade de Portugal SA...     11,183         205,210
    Portugal Telecommunications SA
      [ADR]........................      1,900          76,238
                                                  ------------
                                                       281,448
                                                  ------------
RUSSIA -- 0.4%
    Lukoil Oil Co. [ADR]...........      5,050         398,526
    Mosenergo [ADR] 144A...........      1,650          69,300
                                                  ------------
                                                       467,826
                                                  ------------
SOUTH KOREA -- 0.0%
    SK Telecom Co. Ltd. [ADR]......      3,450          34,716
                                                  ------------
SPAIN -- 0.9%
    Adolfo Dominguez SA*...........      7,883         310,312
    Azkoyen SA.....................        246          30,554
    Azkoyen RFD....................         61           7,576
    Corp. Financiera Reunida SA*...     15,082          63,464
    Cortefiel SA...................        376          16,409
    Cubiertas y Mzov SA............      1,135         127,874
    Sol Melia SA...................      1,601          65,739
    Tele Pizza SA*.................      9,277         541,484
                                                  ------------
                                                     1,163,412
                                                  ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
SWEDEN -- 7.1%
    Assa Abloy AB Cl-B.............     37,714    $    771,387
    Astra AB Cl-A..................     27,211         507,253
    Autoliv AB.....................      5,214         200,803
    Castellum AB 144A*.............     23,800         178,697
    Electrolux AB Cl-B.............     19,011       1,373,257
    Enator AB*.....................     14,500         259,036
    Ericsson, (L.M.) Telephone Co.
      [ADR]........................      6,950         273,656
    Ericsson, (L.M.) Telephone Co.
      Cl-B.........................     11,798         465,059
    Hemkopskedjan AB 144A*.........    132,599       1,364,646
    Incentive AB...................         38           3,478
    Medical Invest Svenska AB*.....     10,572         432,471
    NK Cityfastigheter AB 144A*....     62,675         446,241
    Pricer AB*.....................     20,176         694,751
    Prosolvia AB Cl-B 144A*........      9,200         141,725
    Sardus AB 144A*................     40,741         350,724
    SAS Sverige AB.................     30,666         373,162
    Securitas AB...................     27,850         785,949
    Tornet Fastighets AB...........     26,729         314,874
                                                  ------------
                                                     8,937,169
                                                  ------------
SWITZERLAND -- 7.0%
    Ares-Serono Group..............        726       1,051,417
    Baloise Holding Ltd.*..........         72         171,569
    Clariant AG....................        393         254,304
    Credit Suisse Group............      3,682         472,730
    Hero AG 144A...................      1,491         832,077
    Kuoni Reisen AG................        387       1,324,979
    Novartis AG....................        598         955,719
    Roche Holding AG...............        137       1,238,760
    Selectra Group 144A*...........      1,305         198,377
    Sulzer AG......................        615         526,397
    Sulzer Rights*.................        615               0
    Sairgroup......................         24          26,886
    TAG Heuer International SA.....        339          50,836
    Union Bank of Switzerland
      Cl-B.........................        537         614,072
    Zurich
      Versicherungsgesellschaft....      2,660       1,058,244
                                                  ------------
                                                     8,776,367
                                                  ------------
UNITED KINGDOM -- 12.3%
    Barclays PLC...................     23,891         474,247
    Biocompatibles International
      PLC*.........................      3,423          74,190
    BOC Group PLC..................     35,145         611,609
    BTG PLC........................     54,227         569,822
    Capita Group PLC...............    254,217         996,988
    Compass Group PLC..............     27,895         313,098
    Compass Group PLC 144A.........      9,626         108,044
    Doncasters PLC [ADR]...........      4,500         104,063
    Electrocomponents PLC..........     32,567         243,240
    Freepages Group PLC*...........    405,267         246,336
    Glaxo Wellcome PLC.............     27,505         567,973
                                      SHARES         VALUE
                                     ---------    ------------
    Harvey Nichols PLC 144A........      7,067    $     33,188
    Hays PLC.......................     67,126         638,295
    J.D. Wetherspoon PLC...........        498          11,300
    JBA Holdings PLC...............     39,281         572,380
    Johnson Matthey PLC............      5,774          55,674
    Lloyds TSB Group PLC...........    133,233       1,366,743
    Logica PLC.....................     72,664         837,979
    London Clubs International
      PLC..........................     51,915         327,662
    Misys PLC......................     12,897         292,630
    Powerscreen International
      PLC..........................     53,882         587,283
    Provident Financial PLC........     29,747         275,926
    Rentokil Initial PLC...........    566,971       1,992,221
    Siebe PLC......................    167,812       2,842,092
    Smithkline Beecham PLC [ADR]...        500          45,813
    Stagecoach Holdings PLC........     35,434         374,114
    TI Group PLC...................     50,405         439,425
    Victrex PLC....................    124,529         354,618
                                                  ------------
                                                    15,356,953
                                                  ------------
TOTAL FOREIGN STOCK
  (COST $93,077,240)...............                100,434,645
                                                  ------------
COMMON STOCK -- 3.0%
BROADCASTING -- 0.1%
    Canwest Global Communications
      Corp. .......................      2,950          43,697
    Central European Media
      Enterprises Ltd.*............      1,200          31,200
                                                  ------------
                                                        74,897
                                                  ------------
CAPITAL GOODS -- 0.6%
    Amway Asia Pacific Ltd. .......     16,350         713,269
                                                  ------------
CHEMICALS -- 0.1%
    Dupont, (E.I.) de Nemours &
      Co. .........................        400          25,150
    Monsanto Co. ..................      3,250         139,953
                                                  ------------
                                                       165,103
                                                  ------------
CONSUMER PRODUCTS &
  SERVICES -- 0.9%
    Movado Group, Inc. ............     44,225       1,127,738
                                                  ------------
EQUIPMENT SERVICES -- 0.2%
    Rofin-Sinar Technologies,
      Inc.*........................     12,925         247,191
                                                  ------------
FINANCIAL SERVICES -- 0.2%
    Romanian Investment Fund
      144A**.......................        185         195,175
                                                  ------------
HEALTHCARE SERVICES -- 0.1%
    United Healthcare Corp. .......      1,725          89,700
                                                  ------------
MEDICAL SUPPLIES &
  EQUIPMENT -- 0.0%
    Boston Scientific Corp. .......        400          24,575
                                                  ------------
PERSONAL SERVICES -- 0.0%
    Nu Skin Asia Pacific, Inc.*....        650          17,225
                                                  ------------
PHARMACEUTICALS -- 0.7%
    Bristol-Meyers Squibb Co. .....      2,600         210,600
    Rhone-Poulenc Rorer, Inc. .....      7,325         665,654
                                                  ------------
                                                       876,254
                                                  ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
TELECOMMUNICATIONS -- 0.1%
    MAS Technology Ltd. [ADR]*.....     12,625    $    187,797
                                                  ------------
TOTAL COMMON STOCK
  (COST $3,386,366)................                  3,718,924
                                                  ------------

                                          PAR
                             MATURITY    (000)
                             ---------  -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.3%
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION -- 1.6%
    5.50%................... 07/02/97   $ 2,000      1,999,694
                                                    ----------
FEDERAL HOME LOAN MORTGAGE
  CORP. -- 12.7%
    5.75%................... 07/01/97     3,000      3,000,000
    5.36%................... 07/07/97    13,000     12,988,387
                                                    ----------
                                                    15,988,387
                                                    ----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $17,988,081)..................              17,988,081
                                                    ----------
COMMERCIAL PAPER -- 6.6%
    General Electric Capital
      Corp.
      5.50%................. 07/03/97     5,000      4,998,472
    Prudential Funding Corp.
      6.00%................. 07/01/97     3,300      3,300,000
                                                    ----------
      (COST $8,298,472)...............               8,298,472
                                                    ----------

                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                         (000)
                                      ------------
FOREIGN BONDS -- 0.6%
JAPAN
    STB Cayman Capital Ltd.
      144A
      0.50%................ 10/01/07      75,000         736,256
                                                    ------------
      (COST $650,420)
TOTAL INVESTMENTS -- 104.6%
  (COST $123,400,579)...............                 131,176,378
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.6%)............                  (5,819,848)
                                                    ------------
NET ASSETS -- 100.0%................                $125,356,530
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 1997:

                    PRINCIPAL
                     AMOUNT         CONTRACTED                      UNREALIZED
                     COVERED         EXCHANGE      EXPIRATION      APPRECIATION
TYPE               BY CONTRACT         RATE          MONTH        (DEPRECIATION)
----------------------------------------------------------
Buy      AUD       $   497,290         1.3318         07/97          $  3,484
Buy      DEM           293,829         1.7340         07/97            (1,669)
Buy      DKK            66,120         6.5715         07/97              (669)
Buy      ESP            29,167       145.8047         07/97              (304)
Buy      FRF         1,916,637         5.8244         07/97           (13,046)
Buy      GBP         1,494,790         0.6007         07/97               550
Buy      HKD           151,821         7.7482         07/97                21
Buy      ITL           223,991      1,684.7615        07/97            (2,018)
Buy      JPY           354,249       112.9149         11/97             1,437
Buy      MXP            22,369         7.9360         07/97               (25)
Buy      NLG            14,510         1.9418         07/97              (159)
Buy      NOK           256,283         7.2659         07/97            (2,151)
Buy      SEK           108,763         7.6844         07/97              (570)
                                                                     --------
                                                                     $(15,119)
                                                                     ========
Sell     CHF       $   282,067         1.3949         07/97          $ 12,096
Sell     CHF           636,406         1.4142         08/97            16,928
Sell     CHF           380,518         1.4454         09/97               584
Sell     CHF         1,102,860         1.3601         11/97            57,345
Sell     DEM           262,726         1.6177         07/97            21,636
Sell     DEM           191,637         1.6568         08/97             8,985
Sell     DEM         2,112,634         1.6567         11/97            83,683
Sell     FRF           317,224         5.5166         08/97            18,695
Sell     FRF         1,517,775         5.6003         11/97            57,022
Sell     GBP           382,593         0.6142         07/97            (8,465)
Sell     GBP           976,140         0.6147         08/97           (21,698)
Sell     ITL             3,857      1,689.1092        07/97                25
Sell     JPY           175,085       114.2302         07/97               (40)
Sell     JPY           769,809       120.8092         08/97           (47,203)
Sell     JPY         1,792,716       112.6782         11/97            (5,520)
Sell     NLG           458,936         1.7976         07/97            38,026
Sell     NLG           617,056         1.8637         08/97            29,418
Sell     NLG           805,283         1.8627         11/97            33,070
                                                                     --------
                                                                     $294,587
                                                                     ========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

 * Non-income producing securities.

** Closed-end funds.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 7.1% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------    -----------
COMMON STOCK -- 97.1%
AEROSPACE -- 3.4%
    General Motors Corp. Cl-H.........  8,570     $   494,917
    Northrop Grumman Corp. ...........  6,460         567,269
    Rockwell International Corp. .....  7,443         439,137
    United Technologies Corp. ........  4,686         388,938
                                                  ------------
                                                    1,890,261
                                                  ------------
AIRLINES -- 0.8%
    Delta Air Lines, Inc. ............  5,508         451,656
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 2.1%
    Ford Motor Co. ...................  13,988        528,047
    General Motors Corp. .............  11,787        656,389
                                                  ------------
                                                    1,184,436
                                                  ------------
AUTOMOTIVE PARTS -- 4.4%
    Dana Corp.........................  12,011        456,418
    Eaton Corp........................  4,843         422,854
    Goodyear Tire & Rubber Co. .......  7,790         493,204
    Lear Corp.*.......................  8,414         373,371
    TRW, Inc. ........................  13,318        756,629
                                                  ------------
                                                    2,502,476
                                                  ------------
BEVERAGES -- 0.7%
    Anheuser-Busch Companies, Inc. ...  8,907         373,537
                                                  ------------
BUILDING MATERIALS -- 3.1%
    Armstrong World Industries,
      Inc. ...........................  7,248         531,822
    Lowe's Companies, Inc. ...........  15,224        565,191
    Masco Corp. ......................  15,279        637,898
                                                  ------------
                                                    1,734,911
                                                  ------------
CHEMICALS -- 4.0%
    Dupont, (E.I.) de Nemours &
      Co. ............................  9,843         618,879
    Eastman Chemical Co. .............  8,888         564,388
    Hercules, Inc. ...................  7,917         379,026
    Witco Corp. ......................  18,323        695,129
                                                  ------------
                                                    2,257,422
                                                  ------------
COMPUTER HARDWARE -- 3.9%
    Hewlett-Packard Co. ..............  11,826        662,256
    Intel Corp. ......................  2,529         358,091
    International Business Machines
      Corp. ..........................  13,345      1,203,552
                                                  ------------
                                                    2,223,899
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 1.8%
    Computer Associates International,
      Inc. ...........................  10,472        583,159
    NCR Corp.*........................  14,570        433,457
                                                  ------------
                                                    1,016,616
                                                  ------------
CONGLOMERATES -- 4.1%
    Minnesota Mining & Manufacturing
      Co. ............................  11,023      1,124,346
    Philip Morris Companies, Inc. ....  16,364        726,152
    Tenneco, Inc. ....................  9,913         447,944
                                                  ------------
                                                    2,298,442
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 5.6%
    Colgate-Palmolive Co. ............  8,495         554,299
    Eastman Kodak Co. ................  8,370         642,397

                                        SHARES       VALUE
                                        ------    -----------
    Fortune Brands, Inc. .............  12,453    $   464,653
    Tupperware Corp. .................  16,633        607,104
    Whirlpool Corp. ..................  8,450         461,053
    Whitman Corp. ....................  17,500        420,000
                                                  ------------
                                                    3,149,506
                                                  ------------
CONTAINERS & PACKAGING -- 2.7%
    Crown Cork & Seal Co., Inc. ......  9,360         500,175
    Gallaher Group PLC [ADR]*.........  11,018        203,144
    Owens-Illinois, Inc.*.............  18,825        583,575
    Temple-Inland, Inc................  4,758         256,932
                                                  ------------
                                                    1,543,826
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.2%
    General Signal Corp. .............  8,401         366,494
    Polaroid Corp. ...................  18,429      1,022,809
    Texas Instruments, Inc. ..........  4,859         408,460
                                                  ------------
                                                    1,797,763
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Waste Management, Inc. ...........  6,819         219,060
                                                  ------------
FINANCIAL-BANK & TRUST -- 11.1%
    Banc One Corp. ...................  13,716        664,369
    Bankers Trust New York Corp. .....  6,190         538,530
    First Tennessee National Corp. ...  2,851         136,848
    Fleet Financial Group, Inc. ......  12,195        771,334
    Huntington Bancshares, Inc. ......  4,697         137,974
    Keycorp...........................  8,870         495,611
    Mellon Bank Corp. ................  6,937         313,032
    Mercantile Bancorporation,
      Inc. ...........................  3,818         231,943
    Morgan, (J.P.) & Co., Inc. .......  9,743       1,016,926
    Old Kent Financial Corp. .........  2,778         149,988
    PNC Bank Corp. ...................  24,280      1,010,655
    Regions Financial Corp. ..........  6,286         198,795
    Summit Bancorp....................  5,617         281,552
    Union Planters Corp. .............  5,571         288,996
                                                  ------------
                                                    6,236,553
                                                  ------------
FINANCIAL SERVICES -- 1.6%
    Ahmanson, (H.F.) & Co. ...........  4,383         188,469
    Beneficial Corp. .................  4,379         311,183
    Salomon, Inc. ....................  7,227         402,002
                                                  ------------
                                                      901,654
                                                  ------------
FOOD -- 2.7%
    General Mills, Inc. ..............  8,186         533,113
    RJR Nabisco Holdings Corp. .......  14,030        462,990
    Sara Lee Corp. ...................  12,693        528,346
                                                  ------------
                                                    1,524,449
                                                  ------------
INSURANCE -- 3.2%
    American General Corp. ...........  12,660        604,515
    AON Corp. ........................  13,204        683,307
    CIGNA Corp. ......................  1,252         222,230
    USF&G Corp. ......................  11,859        284,616
                                                  ------------
                                                    1,794,668
                                                  ------------

AST PUTNAM VALUE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------    -----------
MACHINERY & EQUIPMENT -- 2.1%
    Cooper Industries, Inc. ..........  10,890    $   541,777
    New Holland NV....................  22,748        622,726
                                                  ------------
                                                    1,164,503
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.6%
    Baxter International, Inc. .......  17,792        929,632
                                                  ------------
METALS & MINING -- 1.0%
    Freeport-McMoran Copper & Gold,
      Inc. Cl-A.......................  19,063        557,593
                                                  ------------
OFFICE EQUIPMENT -- 2.1%
    Xerox Corp. ......................  14,977      1,181,311
                                                  ------------
OIL & GAS -- 9.7%
    Amoco Corp. ......................  7,963         692,283
    Atlantic Richfield Co. ...........  4,031         284,186
    British Petroleum Co. PLC [ADR]...  8,296         621,163
    Coastal Corp. ....................  7,641         406,406
    Ente Nazionale Idrocarbure SPA
      [ADR]...........................  2,000         113,750
    Exxon Corp. ......................  9,441         580,622
    Mobil Corp. ......................  9,124         637,540
    Occidental Petroleum Corp. .......  21,148        530,022
    Societe Nationale Elf Aquitaine SA
      [ADR]...........................  14,275        777,095
    Total SA [ADR]....................  12,569        636,306
    YPF SA [ADR]......................  6,366         195,755
                                                  ------------
                                                    5,475,128
                                                  ------------
PAPER & FOREST PRODUCTS -- 3.3%
    Kimberly-Clark Corp. .............  20,822      1,035,895
    Weyerhaeuser Co. .................  15,328        797,056
                                                  ------------
                                                    1,832,951
                                                  ------------
PHARMACEUTICALS -- 3.9%
    American Home Products Corp. .....  8,514         651,321
    Bristol-Meyers Squibb Co. ........  7,607         616,167
    Pharmacia & Upjohn, Inc. .........  27,162        943,880
                                                  ------------
                                                    2,211,368
                                                  ------------
PRINTING & PUBLISHING -- 1.1%
    McGraw-Hill Co., Inc. ............  10,235        601,946
                                                  ------------
RAILROADS -- 2.5%
    Canadian National Railway Co. ....  6,708         293,475
    Norfolk Southern Corp. ...........  5,544         558,558
    Union Pacific Corp. ..............  7,775         548,138
                                                  ------------
                                                    1,400,171
                                                  ------------
RETAIL & MERCHANDISING -- 2.0%
    Kmart Corp.*......................  50,827        622,631
    Sears Roebuck & Co. ..............  9,968         535,780
                                                  ------------
                                                    1,158,411
                                                  ------------
                                        SHARES       VALUE
                                        ------    -----------
SEMI-CONDUCTORS -- 1.1%
    Motorola, Inc. ...................  7,943     $   603,668
                                                  ------------
TELECOMMUNICATIONS -- 6.9%
    Ameritech Corp. ..................  8,267         561,639
    AT&T Corp. .......................  9,639         337,967
    BellSouth Corp. ..................  14,809        686,767
    SBC Communications, Inc. .........  12,772        790,268
    Sprint Corp. .....................  22,161      1,166,223
    U.S. West Communications Group....  10,111        381,058
                                                  ------------
                                                    3,923,922
                                                  ------------
TRANSPORTATION -- 0.3%
    Ryder Systems, Inc................  5,606         184,998
                                                  ------------
UTILITIES -- 0.7%
    Duke Power Co.....................  8,666         415,426
                                                  ------------
TOTAL COMMON STOCK
  (COST $52,225,158)..................             54,742,163
                                                  ------------
PREFERRED STOCK -- 0.8%
MACHINERY & EQUIPMENT
    Case Corp. Cl-A $4.50 [CVT]
    (COST $425,418)...................  3,084         476,478
                                                  ------------

                                          PAR
                             MATURITY    (000)
                             ---------   ------
REPURCHASE AGREEMENTS -- 3.0%
    UBS Securities Funding
      Inc. 5.90% dated
      06/30/97, repurchase
      price $1,673,274
      (Collateralized by
      U.S. Treasury Note,
      par value $1,137,000
      market value
      $1,696,352 due
      02/15/15)
      (COST $1,673,000)....  07/01/97    $1,673      1,673,000
                                                   -----------

                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund......   108            108
    Temporary Investment Fund...........   108            108
                                                  ------------
    (COST $216).........................                  216
                                                  ------------
TOTAL INVESTMENTS -- 100.9%
  (COST $54,323,792)....................           56,891,857
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.9%)................................             (495,553)
                                                  ------------
NET ASSETS -- 100.0%....................          $56,396,304
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES    VALUE
                                            ------  ----------
COMMON STOCK -- 48.6%
ADVERTISING -- 1.4%
    Outdoor Systems, Inc.*................   4,700  $  179,775
                                                    ----------
AEROSPACE -- 2.1%
    BE Aerospace, Inc.*...................   2,600      82,225
    United Technologies Corp. ............   2,200     182,600
                                                    ----------
                                                       264,825
                                                    ----------
BROADCASTING -- 1.6%
    Clear Channel Communications, Inc.*...   3,300     202,950
                                                    ----------
CAPITAL GOODS -- 0.6%
    American Standard Co, Inc.*...........   1,800      80,550
                                                    ----------
CLOTHING & APPAREL -- 0.2%
    Gucci Group NV........................     400      25,750
                                                    ----------
COMPUTER HARDWARE -- 0.8%
    Compaq Computer Corp.*................     600      59,500
    Western Digital Corp.*................   1,400      44,275
                                                    ----------
                                                       103,825
                                                    ----------
COMPUTER SERVICES & SOFTWARE -- 2.5%
    BMC Software, Inc.*...................   1,500      83,062
    Compuware Corp.*......................   3,100     148,025
    Oracle Corp.*.........................     500      25,187
    Sun Microsystems, Inc.*...............   1,600      59,550
                                                    ----------
                                                       315,824
                                                    ----------
CONGLOMERATES -- 2.6%
    Tyco Labs, Inc. ......................   4,800     333,900
                                                    ----------
CONSUMER PRODUCTS & SERVICES -- 5.8%
    Avon Products, Inc. ..................   1,700     119,956
    Ecolab, Inc. .........................   1,400      66,850
    Gillette Co. .........................   2,100     198,975
    Procter & Gamble Co. .................     900     127,125
    Samsonite Corp.*......................   3,200     141,200
    U.S. Industries, Inc.*................   2,500      89,062
                                                    ----------
                                                       743,168
                                                    ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 7.3%
    Altera Corp.*.........................   1,400      70,700
    Electronics For Imaging, Inc.*........   2,000      94,500
    General Electric Co. .................   4,100     268,037
    Honeywell, Inc. ......................   1,600     121,400
    KLA Instruments Corp.*................   1,500      73,125
    LSI Logic Corp.*......................   2,700      86,400
    Philips Electronics NV [ADR]..........   3,000     215,625
                                                    ----------
                                                       929,787
                                                    ----------
ENTERTAINMENT & LEISURE -- 0.4%
    Callaway Golf Co. ....................   1,500      53,250
                                                    ----------
ENVIRONMENTAL SERVICES -- 0.6%
    USA Waste Services, Inc.*.............   2,100      81,112
                                                    ----------
FINANCIAL-BANK & TRUST -- 4.0%
    BankAmerica Corp. ....................   2,600     167,863
    Charter One Financial, Inc. ..........   1,100      59,263

                                            SHARES    VALUE
                                            ------  ----------
    Chase Manhattan Corp. ................   1,600  $  155,300
    Citicorp..............................   1,100     132,619
                                                    ----------
                                                       515,045
                                                    ----------
FINANCIAL SERVICES -- 1.5%
    Fannie Mae............................   1,100      47,988
    SunAmerica, Inc.......................   2,900     141,375
                                                    ----------
                                                       189,363
                                                    ----------
INDUSTRIAL PRODUCTS -- 0.6%
    Johnson Controls, Inc.................     500      20,531
    Tubos de Acero de Mexico SA [ADR]*....   3,300      60,844
                                                    ----------
                                                        81,375
                                                    ----------
INSURANCE -- 0.8%
    Conseco, Inc..........................   2,800     103,600
                                                    ----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Bio-Technology General Corp.*.........   1,800      24,300
                                                    ----------
OIL & GAS -- 2.8%
    Diamond Offshore Drilling, Inc.*......   1,100      85,938
    Evi, Inc.*............................   1,400      58,800
    Falcon Drilling Co., Inc.*............   2,800     161,350
    Global Marine, Inc.*..................   2,500      58,125
                                                    ----------
                                                       364,213
                                                    ----------
PHARMACEUTICALS -- 10.4%
    American Home Products Corp. .........   1,300      99,450
    Cardinal Health, Inc. ................   1,300      74,425
    Johnson & Johnson Co. ................   2,500     160,938
    Lilly, (Eli) & Co. ...................   2,100     229,556
    Merck & Co., Inc. ....................   2,000     207,000
    Pfizer, Inc. .........................   2,100     250,950
    Warner-Lambert Co. ...................   2,500     310,625
                                                    ----------
                                                     1,332,944
                                                    ----------
SEMI-CONDUCTORS -- 2.0%
    Intel Corp. ..........................   1,400     198,538
    Motorola, Inc. .......................     700      53,200
                                                    ----------
                                                       251,738
                                                    ----------
TELECOMMUNICATIONS -- 0.4%
    Westell Technologies, Inc. Cl-A*......   1,800      45,000
                                                    ----------
TOTAL COMMON STOCK
  (COST $5,519,201).......................           6,222,294
                                                    ----------
FOREIGN STOCK -- 1.3%
BEVERAGES -- 0.6%
    Panamerican Beverages, Inc. Cl-A --
      (MXP)...............................   2,200      71,225
                                                    ----------
PHARMACEUTICALS -- 0.7%
    Novartis AG -- (CHF)..................      58      92,695
                                                    ----------
TOTAL FOREIGN STOCK
  (COST $133,741).........................             163,920
                                                    ----------

TWENTIETH CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                              PAR
                                   MATURITY  (000)     VALUE
                                   --------  -----  -----------
CORPORATE OBLIGATIONS -- 4.7%
AEROSPACE -- 1.6%
    Lockheed Martin Corp. Notes
      7.25%....................... 05/15/06  $ 200  $   202,500
                                                     ----------
FINANCIAL-BANK & TRUST -- 0.8%
    First Bank System Sub. Notes
      7.625%...................... 05/01/05    100      103,375
                                                     ----------
FINANCIAL SERVICES -- 0.8%
    General Motors Acceptance
      Corp. Notes
      7.125%...................... 05/01/03    100      101,000
                                                     ----------
RETAIL & MERCHANDISING -- 1.5%
    Sears Roebuck & Co. Notes
      6.25%....................... 01/15/04    200      193,250
                                                     ----------
TOTAL CORPORATE OBLIGATIONS
  (COST $596,011)..........................             600,125
                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.5%
FEDERAL HOME LOAN BANK -- 19.6%
    5.30%......................... 07/01/97  2,515    2,515,000
                                                     ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.5%
    7.50%......................... 03/01/27    200      201,145
    7.50% [TBA]................... 06/25/27    500      501,095
                                                     ----------
                                                        702,240
                                                     ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.4%
    8.75%......................... 01/15/27    149      156,346
    8.00%......................... 03/15/27    198      203,007
    8.75%......................... 04/15/27    200      209,526
                                                     ----------
                                                        568,879
                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $3,780,665)........................           3,786,119
                                                     ----------
U.S. TREASURY OBLIGATIONS -- 14.4%
U.S. Treasury Notes
    6.25%......................... 01/10/00  1,100    1,092,201
    6.25%......................... 01/31/02    650      646,646
    6.625%........................ 05/15/07    100      100,817
                                                     ----------
    (COST $1,828,766)......................           1,839,664
                                                     ----------

                                           PRINCIPAL
                                           IN LOCAL
                                           CURRENCY
                                 MATURITY   (000)      VALUE
                                 --------  --------  ----------
FOREIGN BONDS -- 3.4%
AUSTRALIA -- 1.3%
    Queensland Treasury Corp.
      8.00%..................... 08/14/01      200   $  160,260
                                                     -----------
CANADA -- 0.6%
    Canadian Government
      6.50%..................... 06/01/04      100       74,252
                                                     -----------
GERMANY -- 1.5%
    German Government Unity Fund
      8.00%..................... 01/21/02      300      196,072
                                                     -----------
TOTAL FOREIGN BONDS
  (COST $433,303)........................               430,584
                                                     -----------

                                           SHARES
                                           ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund......    2,332        2,332
    Temporary Investment Fund...........    2,332        2,332
                                                     -----------
    (COST $4,664).......................                 4,664
                                                     -----------
TOTAL INVESTMENTS -- 101.9%
  (COST $12,296,351)....................            13,047,370
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.9%)................              (242,940)
                                                   -----------
NET ASSETS -- 100.0%....................           $12,804,430
                                                   -----------

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                      ----------  -------------
FOREIGN STOCK -- 95.0%
ARGENTINA -- 0.5%
    Telecom Argentina Stet SA C1-B
      [ADR]..........................      1,600  $      84,000
                                                   ------------
AUSTRALIA -- 1.2%
    Woodside Petroleum Ltd. .........     20,400        175,835
    Macquarie Bank Ltd. .............      6,400         55,261
                                                   ------------
                                                        231,096
                                                   ------------
AUSTRIA -- 0.9%
    VA Technologie AG................        900        164,642
                                                   ------------
BRAZIL -- 4.9%
    Banco Bradesco SA PN.............  6,156,000         61,509
    Light-Servicos de Eletricidade
      SA.............................    280,000        134,703
    Petroleo Brasileiro SA PN........    445,900        121,695
    Telebras SA [ADR]................      3,900        591,825
                                                   ------------
                                                        909,732
                                                   ------------
CANADA -- 6.7%
    Bank of Nova Scotia..............      6,600        289,159
    Bombardier, Inc. ................      8,400        190,398
    Canadian Hotel Income Properties
      [REIT]*........................     26,900        136,360
    Northern Telecom Ltd. ...........      1,200        108,147
    QLT Phototherapeutics, Inc.*.....      9,700        204,410
    Rigel Energy Corp.*..............      3,500         37,195
    Rogers Communications, Inc.
      Cl-B*..........................     13,800         86,444
    St. Laurent Paperboard, Inc.
      144A*..........................      3,574         55,969
    Talisman Energy, Inc.*...........      4,600        141,408
                                                   ------------
                                                      1,249,490
                                                   ------------
FINLAND -- 2.1%
    Nokia Corp. Cl-A [ADR]...........      3,300        243,375
    Raision Tehtaat Oy...............        200         13,769
    Sampo Insurance Co. Ltd. ........      1,400        136,344
                                                   ------------
                                                        393,488
                                                   ------------
FRANCE -- 5.6%
    Alcatel Alsthom..................      1,400        175,322
    AXA SA...........................      3,300        205,225
    Compagnie Bancaire SA............        400         51,045
    Compagnie Generale des Eaux......      1,000        128,122
    Rhone-Poulenc SA.................      1,600         65,337
    Pinault-Printemps-Redoute SA.....        200         96,100
    Schneider SA.....................      2,100        111,768
    Societe Generale.................      1,900        212,074
                                                   ------------
                                                      1,044,993
                                                   ------------
GERMANY -- 9.7%
    Altana AG........................         78         83,631
    Bayerische Motoren Werke AG......        247        203,650
    BHW Holding AG*..................      5,000         84,571
    Daimler Benz AG..................      2,528        205,678
    Deutsche Bank AG.................      1,800        105,682
    Deutsche Pfandbrief &
      Hypothekenbank AG..............      3,000        172,439
    Henkel KGAA......................      2,400        127,217
    Henkel KGAA Pfd. ................        800         45,043
    Mannesmann AG....................        300        133,995

                                        SHARES        VALUE
                                      ----------  -------------
    SAP AG Pfd. .....................        200  $      41,225
    SGL Carbon AG....................        500         68,287
    Siemens AG.......................      2,200        131,753
    Volkswagen AG....................        376        285,002
    Wella Aktiengesellschaft Pfd. ...        180        121,576
                                                   ------------
                                                      1,809,749
                                                   ------------
HONG KONG -- 2.8%
    HSBC Holdings PLC................     12,300        369,946
    Hutchison Whampoa Ltd. ..........     10,000         86,487
    New World Infrastructure Ltd.*...     24,400         68,978
                                                   ------------
                                                        525,411
                                                   ------------
IRELAND -- 0.6%
    Ryanair Holdings PLC [ADR]*......      4,000        108,500
                                                   ------------
ITALY -- 1.2%
    Credito Italiano SPA.............    123,400        225,749
                                                   ------------
JAPAN -- 17.5%
    Advantest Corp. .................      1,660        127,469
    Bridgestone Corp. ...............      6,000        139,267
    Canon, Inc. .....................      6,000        163,351
    Circle K Japan Co. Ltd. .........      3,000        172,251
    Dai Nippon Ink & Chemical
      Corp. .........................     12,000         51,728
    Fuji Machine Manufacturing
      Co. ...........................      1,000         36,213
    Fujikura Ltd. ...................      5,000         46,684
    Hoya Corp. ......................      4,000        178,010
    JUSCO Co. .......................      1,000         33,770
    Keyence Corp. ...................      1,200        178,010
    Konami Co. Ltd. .................      3,100        115,777
    Mitsubishi Estate Co. Ltd. ......      5,000         72,426
    Nintendo Co. Ltd. ...............      2,600        217,801
    Nippon Telegraph & Telephone
      Corp. .........................        290        277,094
    Rohm Co. ........................      2,000        205,934
    Sankyo Co. Ltd. .................     10,000        335,951
    Sony Corp. ......................      2,900        252,801
    Sumitomo Realty & Development
      Corp. .........................      9,000         79,319
    Terumo Corp. ....................     12,000        229,319
    Uni-Charm Corp. .................      5,000        178,010
    Yamaha Corp. ....................     10,000        183,246
                                                   ------------
                                                      3,274,431
                                                   ------------
MEXICO -- 1.3%
    Grupo Financiero Banamex SA Cl-
      B*.............................     65,900        172,526
    Grupo Televisia SA [GDR]*........      2,600         78,975
                                                   ------------
                                                        251,501
                                                   ------------
NETHERLANDS -- 13.8%
    Assurantieconcern Stad Rotterdam
      NV.............................      2,900        132,496
    Getronics NV.....................      5,000        161,463
    Gucci Group NV...................      1,000         64,375
    Hunter Douglas NV................        400         34,024
    ING Groep NV.....................     12,600        580,808
    Koninklijke Ahold NV.............      1,916        161,610
    Philips Electronics NV [ADR].....      6,900        495,938

TWENTIETH CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                      ----------  -------------
    Randstad Holdings NV.............      2,300  $     242,500
    Stork NV.........................      5,300        215,963
    Unilever PLC [ADR]...............        400         87,200
    Vedior NV 144A*..................      4,000        105,740
    Verenigde Nederlandse
      Uitgeversbedrijven Verenigd
      Bezit..........................     13,000        287,373
                                                  -------------
                                                      2,569,490
                                                  -------------
NORWAY -- 0.7%
    Smedvig ASA......................      5,100        127,371
                                                  -------------
PORTUGAL -- 0.5%
    Electricidade de Portugal*.......      5,200         95,421
                                                  -------------
SPAIN -- 1.5%
    Cortefiel SA.....................      2,658        115,997
    Telefonica de Espana SA..........      5,700        164,803
                                                  -------------
                                                        280,800
                                                  -------------
SWEDEN -- 2.9%
    Ericsson, (L.M.) Telephone Co.
      [ADR]..........................      4,700        185,063
    Hennes & Mauritz AB Cl-B.........      4,200        150,606
    Skandia Forsakrings AB...........      5,500        202,918
                                                  -------------
                                                        538,587
                                                  -------------
SWITZERLAND -- 11.6%
    ABB AG...........................        131        198,240
    Credit Suisse Group..............      3,200        410,846
    Julius Baer Holdings AG Cl-B.....        116        177,527
    Nestle SA........................        180        237,387
    Novartis AG......................        500        799,096
    Roche Holding AG.................         38        343,598
                                                  -------------
                                                      2,166,694
                                                  -------------
UNITED KINGDOM -- 9.0%
    BBA Group PLC....................     10,700         63,257
    British Aerospace PLC............     13,400        298,241
    British-Borneo Petroleum
      Syndicate PLC..................      4,400        103,865
    Cable & Wireless Communications
      PLC............................      8,500         45,084
    Cairn Energy PLC*................      9,600         77,537
    Flextech PLC*....................      6,000         64,248
    Granada Group PLC................      7,000         92,091
    Misys PLC........................      9,300        211,015
    Next PLC.........................     20,200        228,242
                                        SHARES        VALUE
                                      ----------  -------------
    Norwich Union PLC*...............      6,100  $      32,456
    Royal Bank of Scotland PLC.......      1,200         11,181
    Siebe PLC........................     12,700        215,089
    Stagecoach Holdings PLC..........     13,700        144,645
    Standard Chartered Bank PLC......      6,600        100,678
                                                  -------------
                                                      1,687,629
                                                  -------------
TOTAL FOREIGN STOCK
  (COST $16,700,839).................                17,738,774
                                                  -------------

                                          PAR
                              MATURITY   (000)
                              ---------  ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
    Federal Home Loan Bank
      5.30%
      (COST $605,000).......  07/01/97   $  605        605,000
                                                   -----------
TOTAL INVESTMENTS -- 98.2%
  (COST $17,305,839)...................             18,343,774
OTHER ASSETS LESS
  LIABILITIES -- 1.8%..................                331,102
                                                   -----------
NET ASSETS -- 100.0%...................           $ 18,674,876
                                                   ===========

Foreign currency exchange contracts outstanding at June 30, 1997:

                  PRINCIPAL
                    AMOUNT        CONTRACTED                      UNREALIZED
                   COVERED         EXCHANGE      EXPIRATION      APPRECIATION
TYPE             BY CONTRACT         RATE          MONTH        (DEPRECIATION)
----------------------------------------------------------
Buy      ATS       $ 18,278         12.1168         07/97          $   (225)
Buy      AUD         21,366          1.3304         07/97               127
Buy      DEM         63,633          1.7409         07/97              (103)
Buy      FRF         36,481          5.8190         07/97              (282)
Buy      GBP         76,946          0.5997         07/97              (178)
Buy      NLG         50,289          1.9557         07/97               (96)
                                                                   --------
                                                                   $   (757)
                                                                   ========
Sell     CAD       $ 24,681          1.3804         07/97          $      5
Sell     CHF        495,844          1.4337         07/97             7,127
Sell     DEM        355,708          1.7267         07/97             2,700
Sell     FRF        200,672        123.3442         07/97             1,581
Sell     GBP        265,228          0.6011         07/97               (28)
Sell     JPY         55,096        114.2509         07/97               151
Sell     NLG        458,523          1.9415         07/97             4,026
                                                                   --------
                                                                   $ 15,562
                                                                   ========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.9% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                        ---------  -----------
COMMON STOCK -- 92.3%
AIRLINES -- 1.3%
    Midwest Express Holdings, Inc.*....    30,000  $   821,250
                                                   ------------
AUTOMOTIVE PARTS -- 2.7%
    Modine Manufacturing Co. ..........    30,000      892,500
    TBC Corp.*.........................   100,000      837,500
                                                   ------------
                                                     1,730,000
                                                   ------------
BUILDING MATERIALS -- 7.4%
    Gibraltar Steel Corp.*.............    30,000      690,000
    Holophane Corp.*...................    40,000      800,000
    Juno Lighting, Inc. ...............    35,000      568,750
    Lone Star Technologies, Inc.*......    25,000      715,625
    Republic Group, Inc. ..............    30,000      603,750
    Skyline Corp. .....................    23,000      566,375
    Thomas Industries, Inc. ...........    26,000      747,500
                                                   ------------
                                                     4,692,000
                                                   ------------
BUSINESS SERVICES -- 1.9%
    Aaron Rents, Inc. Cl-A*............    17,000      202,938
    Aaron Rents, Inc. Cl-B*............    23,000      307,625
    Grey Advertising, Inc. ............     2,200      726,000
                                                   ------------
                                                     1,236,563
                                                   ------------
CHEMICALS -- 3.0%
    Furon Co. .........................    30,000      941,250
    Schulman, (A.), Inc. ..............    40,000      985,000
                                                   ------------
                                                     1,926,250
                                                   ------------
CLOTHING & APPAREL -- 1.5%
    Unitog Co..........................    35,000      945,000
                                                   ------------
COMPUTER HARDWARE -- 1.2%
    Analogic Corp. ....................    22,700      771,800
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 1.6%
    Analysts International Corp. ......    30,000    1,005,000
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.6%
    Culp, Inc. ........................    22,400      406,000
                                                   ------------
CONTAINERS & PACKAGING -- 1.6%
    Aptargroup, Inc. ..................    22,000      995,500
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.5%
    Electro Rental Corp.*..............    55,000    1,361,250
    Littelfuse, Inc.*..................    25,000      706,250
    Nichols Research Corp.*............    40,000      840,000
    Pioneer Standard Electronics,
      Inc. ............................    40,000      540,000
    Scotsman Industries, Inc. .........    24,000      684,000
                                                   ------------
                                                     4,131,500
                                                   ------------
ENERGY SERVICES -- 1.1%
    Offshore Logistics, Inc.*..........    36,000      679,500
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.6%
    Carmike Cinemas, Inc.*.............    12,000      393,000
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.2%
    Landauer, Inc. ....................    33,000      765,187
                                                   ------------
EQUIPMENT SERVICES -- 4.0%
    Cort Business Services Corp.*......    20,000      590,000
    Rival Co. .........................    45,000      663,750
    Unifirst Corp. ....................    35,000      700,000
    VWR Scientific Products, Inc.*.....    40,000      630,000
                                                   ------------
                                                     2,583,750
                                                   ------------

                                         SHARES       VALUE
                                        ---------  -----------
FINANCIAL-BANK & TRUST -- 5.2%
    Commercial Federal Savings & Loan
      Corp. ...........................    16,000  $   594,000
    Community First Bank Corp. ........    18,000      690,750
    First Republic Bancorp, Inc.*......    35,000      813,750
    Silicon Valley Bancshares..........    16,000      724,000
    Sirrom Capital Corp. ..............    15,000      517,500
                                                   ------------
                                                     3,340,000
                                                   ------------
FINANCIAL SERVICES -- 6.0%
    Amresco, Inc.*.....................    40,000      860,000
    First Financial Fund, Inc. ........    45,000      776,250
    McGrath Rentcorp...................    50,000    1,025,000
    Medallion Financial Corp. .........    32,000      612,000
    Quick & Reilly Group, Inc. ........    24,000      558,000
                                                   ------------
                                                     3,831,250
                                                   ------------
FOOD -- 1.1%
    Suiza Foods Corp.*.................    17,000      697,000
                                                   ------------
HEALTHCARE SERVICES -- 1.1%
    Quest Diagnostics, Inc.*...........    33,000      678,562
                                                   ------------
INSURANCE -- 6.5%
    FBL Financial Group, Inc. Cl-A.....    24,000      906,000
    Harleysville Group, Inc. ..........    23,000      871,125
    Phoenix Resources Corp. Cl-A.......    25,000      768,750
    Poe & Brown, Inc. .................    28,000    1,036,000
    Selective Insurance Group..........    12,000      581,250
                                                   ------------
                                                     4,163,125
                                                   ------------
LUMBER & WOOD PRODUCTS -- 1.0%
    Deltic Timber Corp. ...............    22,000      644,875
                                                   ------------
MACHINERY & EQUIPMENT -- 4.3%
    Carbo Ceramics, Inc. ..............    27,100      738,475
    Greenfield Industries, Inc. .......    35,000      945,000
    Woodward Governor Co. .............    30,000    1,080,000
                                                   ------------
                                                     2,763,475
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Owens & Minor, Inc. ...............    45,000      672,187
                                                   ------------
METALS & MINING -- 6.2%
    Dayton Mining Corp.*...............   140,000      533,750
    Golden Star Resources Ltd.*........    40,000      325,000
    Material Sciences Corp.*...........    50,000      771,875
    Myers Industries, Inc. ............    20,000      337,500
    Penn Virginia Corp. ...............    15,000      735,000
    Texas Industries, Inc. ............    15,000      398,438
    TriMas Corp. ......................    30,000      843,750
                                                   ------------
                                                     3,945,313
                                                   ------------

T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                        ---------  -----------
OFFICE EQUIPMENT -- 1.2%
    CSS Industries, Inc.*..............    24,000  $   759,000
                                                   -----------
OIL & GAS -- 2.6%
    Cross Timbers Oil Co. .............    15,000      288,750
    Devon Energy Corp. ................    19,000      698,250
    Rutherford-Moran Oil Corp.*........    30,000      705,000
                                                   -----------
                                                     1,692,000
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.1%
    Mosinee Paper Corp. ...............    28,000      686,000
                                                   -----------
PERSONAL SERVICES -- 1.1%
    Matthews International Corp. ......    20,000      730,000
                                                   -----------
REAL ESTATE -- 5.8%
    Allied Capital Commercial Corp.
      [REIT]...........................    28,900      693,600
    Apartment Investment & Management
      Co. Cl-A [REIT]..................    25,000      706,250
    Columbus Realty Trust [REIT].......    37,000      841,750
    National Health Investors, Inc.
      [REIT]...........................    18,000      706,500
    Sun Communities, Inc. [REIT].......    23,000      771,938
                                                   -----------
                                                     3,720,038
                                                   -----------
RESTAURANTS -- 4.1%
    Consolidated Products, Inc.*.......    50,000      931,250
    Ruby Tuesday, Inc. ................    40,000      897,500
    Sbarro, Inc. ......................    28,000      777,000
                                                   -----------
                                                     2,605,750
                                                   -----------
RETAIL & MERCHANDISING -- 4.2%
    Compucom Systems, Inc.*............    80,000      570,000
    Fabri-Centers of America, Inc.
      Cl-B*............................    45,000    1,051,875
    Hancock Fabrics, Inc...............    45,000      618,750
    Stein Mart, Inc.*..................    15,000      450,000
                                                   -----------
                                                     2,690,625
                                                   -----------
TELECOMMUNICATIONS -- 2.4%
    Aliant Communications, Inc.........    37,000      721,500
    CommNet Cellular, Inc.*............    23,400      813,150
                                                   -----------
                                                     1,534,650
                                                   -----------
UTILITIES -- 1.1%
    United Water Resources, Inc........    35,000      678,125
                                                   -----------
TOTAL COMMON STOCK
  (COST $52,962,664) ..................             58,914,275
                                                   -----------
PREFERRED STOCK -- 0.4%
OIL & GAS
    Cross Timbers Oil Co. $1.5625 Cl-A
      [CVT]
      (COST $262,747) .................     8,000      256,000
                                                   -----------
                                         SHARES       VALUE
                                        ---------  -----------
FOREIGN STOCK -- 0.8%
METALS & MINING
    Prime Resources Group,
      Inc. -- (CAD)
    (COST $512,833) ...................    65,000  $   470,708
                                                   -----------

                                            PAR
                                MATURITY   (000)
                                --------  -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
    Federal Home Loan Mortgage Corp.
      5.44%
      (COST $122,981).........  07/02/97  $   123      122,981
                                                     ---------
U.S. TREASURY OBLIGATIONS -- 4.5%
    U.S. Treasury Bills
      4.75%#..................  07/24/97    1,781    1,775,595
      5.11%...................  08/21/97    1,102    1,094,209
                                                     ---------
      (COST $2,869,625).................             2,869,804
                                                     ---------
COMMERCIAL PAPER -- 9.3%
    AlliedSignal, Inc.
      5.53%...................  07/03/97    1,000      999,693
    Bell Atlantic Network
      Funding
      5.52%...................  07/17/97    1,033    1,030,466
    Ciesco L.P.
      6.20%...................  07/01/97    2,620    2,620,000
    Pitney Bowes Credit Corp.
      5.52%...................  07/09/97      270      269,669
    Procter & Gamble Co.
      5.51%...................  08/15/97    1,034    1,026,763
                                                     ---------
TOTAL COMMERCIAL PAPER
  (COST $5,946,706).....................             5,946,591
                                                     ---------

                                         SHARES
                                        ---------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund
    (COST $527)........................       527          527
                                                   ------------
TOTAL INVESTMENTS -- 107.5%
  (COST $62,678,083)...................             68,580,886
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.5%).....................             (4,775,811)
                                                   ------------
NET ASSETS -- 100.0%...................            $63,805,075
                                                   ============

# Securities with an aggregate market value of $1,775,595 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1997:

                                       NOTIONAL
                          EXPIRATION    AMOUNT      UNREALIZED
      DESCRIPTION           MONTH       (000)      APPRECIATION
----------------------------------------------------------
Russell 2000                 09/97      $1,182         $14,700
                                                  =============

--------------------------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipts
ADS-American Depositary Shares
BRB-Brady Bond
CVT-Convertible Security
FLIRB-Floating Interest Rate Bond
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipts
IO-Interest Only Security
PIK-Payment-in-Kind Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Security (2)
TBA-To be Announced Security
VR-Variable Rate Bond (1)
WI-When Issued Security (2)
ZCB-Zero Coupon Security (2)
(1)- Rates shown for variable and floating rate securities are the coupon rates as of June 30, 1997.
(2)- Rates shown are the effective yields at purchase date.
COUNTRIES/CURRENCIES:
-----------------------
ATS-Austria/Austrian Schilling
AUD-Australia/Australian Dollar
BEF-Belgium/Belgian Franc
CAD-Canada/Canadian Dollar
CHF-Switzerland/Swiss Franc
DEM-Germany/German Deutschemark
DKK-Denmark/Danish Kroner
ESP-Spain/Spanish Peseta
FIM-Finland/Finnish Markka
FRF-France/French Franc
GBP-United Kingdom/British Pound
GRD-Greece/Greek Drachma
HKD-Hong Kong/Hong Kong Dollar
IDR-Indonesia/Indonesian Rupiah
IEP-Ireland/Irish Punt
ITL-Italy/Italian Lira
JPY-Japan/Japanese Yen
MXP-Mexico/Mexican Peso
MYR-Malaysia/Malaysian Ringgit
NLG-Netherlands/Netherland Guilder
NOK-Norway/Norwegian Kroner
NZD-New Zealand/New Zealand Dollar
PTE-Portugal/Portuguese Escudo
SEK-Sweden/Swedish Krona
SGD-Singapore/Singapore Dollar
ZAR-South Africa/South African Rand

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

AMERICAN SKANDIA TRUST

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                               -----------------------------------------------------------------------
                                                                              PORTFOLIO
   ---------------------------------------------------------------------------------------------------------------------------
                                     AST PUTNAM      LORD ABBETT                    AST       FEDERATED      AST
                                    INTERNATIONAL    GROWTH AND       JANCAP       MONEY       UTILITY      PUTNAM     FEDERATED
                                       EQUITY          INCOME         GROWTH       MARKET      INCOME      BALANCED    HIGH YIELD
                                    -------------    -----------    ----------    --------    ---------    --------    ----------
ASSETS
   Investments in securities at
     value (A)...................     $ 403,632       $ 722,816     $1,293,419    $668,239    $128,634     $327,068     $310,592
   Cash in bank, including
     foreign currency holdings...         1,204              --             --           4       2,438         109            65
   Receivable for:
     Securities sold.............         3,747           9,453          2,151       3,327       1,713      13,400            --
     Dividends and interest......         1,983           1,777            406          --         399       1,538         5,265
     Fund shares sold............             3             864         11,919          --         120         275           285
     Futures variation margin....            --              --             --          --          --          --            --
   Other assets..................             6               3              5           3           1           2             1
   Unrealized appreciation on
     foreign currency exchange
     contracts and interest rate
     swap agreements.............           347              --          1,749          --          --          16            --
                                       --------        --------       --------    --------    --------     --------     --------
       TOTAL ASSETS..............       410,922         734,913      1,309,649     671,573     133,305     342,408       316,208
                                       --------        --------       --------    --------    --------     --------     --------
LIABILITIES
   Cash overdraft................            --              --          6,020          --          --          --            --
   Written options outstanding,
     at value....................            --              --             --          --          --          --            --
   Sale commitments, at value....            --              --             --          --          --       4,193            --
   Payable for:
     Securities purchased........         4,953           8,731            349      19,975       3,313      16,982         4,171
     Fund shares redeemed........           353               7              1          --          13           4             1
     Futures variation margin....            --              --             --          --          --          --            --
     Advisory fees...............           197             266            555          92          37         118            82
     Shareholder servicing
       fees......................            33              59            104          52          11          26            24
     Accrued expenses............            30              61             92          65          27          45            49
     Accrued dividends...........            --              --             --       2,687          --          --            --
   Unrealized depreciation on
     foreign currency exchange
     contracts and interest rate
     swap agreements.............           290              --             61          --          --          20            --
                                       --------        --------       --------    --------    --------     --------     --------
       TOTAL LIABILITIES.........         5,856           9,124          7,182      22,871       3,401      21,388         4,327
                                       --------        --------       --------    --------    --------     --------     --------
NET ASSETS.......................     $ 405,066       $ 725,789     $1,302,467    $648,702    $129,904     $321,020     $311,881
                                       ========        ========       ========    ========    ========     ========     ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of
 shares authorized, $.001 par
 value per share)................     $      19       $      38     $       61    $    649    $     10     $    25      $     25
Additional paid-in capital.......       322,876         560,435        936,198     648,001     106,996     281,621       287,992
Undistributed net investment
 income (loss)...................           400           5,398            912          --       2,225       4,863        12,257
Accumulated net realized gain
 (loss) on investments and
 foreign currency transactions...        24,135          20,944         51,843          52       4,459       7,337           (21)
Accumulated net unrealized
 appreciation (depreciation) on
 investments, foreign currency
 transactions, and forward
 currency contracts..............        57,636         138,974        313,453          --      16,214      27,174        11,628
                                       --------        --------       --------    --------    --------     --------     --------
NET ASSETS.......................     $ 405,066       $ 725,789     $1,302,467    $648,702    $129,904     $321,020     $311,881
                                       ========        ========       ========    ========    ========     ========     ========
Shares of common stock
 outstanding.....................        19,252          37,684         60,931     648,650       9,932      25,078        25,500
Net asset value, offering and
 redemption price per share......     $   21.04       $   19.26     $    21.38    $   1.00    $  13.08     $ 12.80      $  12.23
                                       ========        ========       ========    ========    ========     ========     ========
(A) Investments at cost..........     $ 346,050       $ 583,842     $  981,654    $668,239    $112,421     $299,890     $298,963
                                       ========        ========       ========    ========    ========     ========     ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
                                                       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
     T. ROWE        PIMCO                                        T. ROWE           T. ROWE
      PRICE         TOTAL       INVESCO        FOUNDERS           PRICE             PRICE          BERGER
      ASSET         RETURN       EQUITY        CAPITAL        INTERNATIONAL     INTERNATIONAL     CAPITAL      FOUNDERS
    ALLOCATION       BOND        INCOME      APPRECIATION        EQUITY             BOND           GROWTH      PASSPORT
    ----------     --------     --------     ------------     -------------     -------------     --------     ---------
     $166,140      $540,400     $473,326       $242,193         $ 488,430         $ 100,903       $152,429     $135,166
           87            --          --              --            29,383            21,148             --          832
           92        29,604          --           1,871               694             3,820          1,518           --
        1,160         3,249       2,095              56             1,651             2,635             85          181
          172           836         788             517                 4               759            199          170
           --            --          --              --                --                --             --           --
            1             2           2               1                 2                 1              1            1
           --           257          --              --                --                25             --           --
     --------      --------     --------       --------          --------          --------       --------     --------
      167,652       574,348     476,211         244,638           520,164           129,291        154,232      136,350
     --------      --------     --------       --------          --------          --------       --------     --------
           --           128          --              --                --                --             --           --
           --            83          --              --                --                --             --           --
           --            --          --              --                --                --             --           --
          941       110,712          --           2,654             2,252             3,964          1,615        2,969
            2           215          --           1,207             2,207                 2             --           29
           --           393          --              --                --                --             --           --
           48           106         158             124               227                42             60           68
           13            35          39              20                41                 9             13           11
           44            53          45              39                70                 8             21           20
           --            --          --              --                --                --             --           --
            2            --          --              --                 8                 3             --           18
     --------      --------     --------       --------          --------          --------       --------     --------
        1,050       111,725         242           4,044             4,805             4,028          1,709        3,115
     --------      --------     --------       --------          --------          --------       --------     --------
     $166,602      $462,623     $475,969       $240,594         $ 515,359         $ 125,263       $152,523     $133,235
     ========      ========     ========       ========          ========          ========       ========     ========
     $     12      $     42     $    31        $     15         $      39         $      12       $     10     $     11
      139,563       450,258     379,053         203,670           419,492           125,403        128,709      119,142
        2,138        11,468       5,414            (377)            2,714             4,437            141          412
          372        (3,892)     16,661          (5,812)            7,080            (3,848)        11,316       (2,217)
       24,517         4,747      74,810          43,098            86,034              (741)        12,347       15,887
     --------      --------     --------       --------          --------          --------       --------     --------
     $166,602      $462,623     $475,969       $240,594         $ 515,359         $ 125,263       $152,523     $133,235
     ========      ========     ========       ========          ========          ========       ========     ========
       11,726        42,096      31,211          14,480            38,883            12,288         10,080       10,770
     $  14.21      $  10.99     $ 15.25        $  16.62         $   13.25         $   10.19       $  15.13     $  12.37
     ========      ========     ========       ========          ========          ========       ========     ========
     $141,615      $535,843     $398,516       $199,095         $ 402,381         $ 101,688       $140,082     $119,262
     ========      ========     ========       ========          ========          ========       ========     ========
------------------------------------------------------------------------------------------------------------------------

   PORTFOLIO
----------------
     T. ROWE
      PRICE
     NATURAL
    RESOURCES
    ---------
      $108,840
            --
            --
           103
            --
            --
             1
            --
      --------
       108,944
      --------
            --
            --
            --
           247
            55
            --
            49
             9
            27
            --
            --
      --------
           387
      --------
      $108,557
      ========
      $      7
        95,044
           533
         3,579
         9,394
      --------
      $108,557
      ========
         7,268
      $  14.94
      ========
      $ 99,447
      ========
-------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                -----------------------------------------------------------------------
                                                                               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                                              AST
                                       PIMCO      ROBERTSON                  PUTNAM     TWENTIETH      TWENTIETH        T. ROWE
                                      LIMITED     STEPHENS     AST JANUS     VALUE       CENTURY        CENTURY       PRICE SMALL
                                      MATURITY     VALUE +     OVERSEAS     GROWTH &    STRATEGIC    INTERNATIONAL      COMPANY
                                        BOND       GROWTH       GROWTH       INCOME     BALANCED        GROWTH           VALUE
                                      --------    ---------    ---------    --------    ---------    -------------    -----------
ASSETS
   Investments in securities at
     value (A).....................   $260,687    $140,465     $131,176     $56,892      $13,047        $18,344         $68,581
   Cash in bank, including foreign
     currency holdings.............        --           --          523          --           --            226              --
   Receivable for:
     Securities sold...............     6,851        4,792          882         439          140            293              --
     Dividends and interest........     1,984           84          206         103           72             19              66
     Fund shares sold..............       259          635            2       1,055          214            643              --
     Futures variation margin......        --           --           --          --           --             --               6
   Other assets....................         1           --           --          --           --             --              --
   Unrealized appreciation on
     foreign currency exchange
     contracts and interest rate
     swap agreements...............       107           --          295          --           --             15              --
                                      --------    --------     --------     -------      -------        -------         -------
       TOTAL ASSETS................   269,889      145,976      133,084      58,489       13,473         19,540          68,653
                                      --------    --------     --------     -------      -------        -------         -------
LIABILITIES
   Cash overdraft..................        --           --           --          --           --             --              --
   Written options outstanding, at
     value.........................        --           --           --          --           --             --              --
   Sale commitments, at value......        --           --           --          --           --             --              --
   Payable for:
     Securities purchased..........     8,567        5,443        7,032       2,063          661            847           4,448
     Fund shares redeemed..........        --           16          583          --           --             --             361
     Futures variation margin......         6           --           --          --           --             --              --
     Advisory fees.................        64           72           62          19            5              8              27
     Shareholder servicing fees....        20           11            9           4            1              1               5
     Accrued expenses..............        38           15           26           7            2              8               7
     Accrued dividends.............        --           --           --          --           --             --              --
   Unrealized depreciation on
     foreign currency exchange
     contracts and interest rate
     swap agreements...............        --           --           15          --           --              1              --
                                      --------    --------     --------     -------      -------        -------         -------
       TOTAL LIABILITIES...........     8,695        5,557        7,727       2,093          669            865           4,848
                                      --------    --------     --------     -------      -------        -------         -------
NET ASSETS.........................   $261,194    $140,419     $125,357     $56,396      $12,804        $18,675         $63,805
                                      ========    ========     ========     =======      =======        =======         =======
COMPONENTS OF NET ASSETS
Common stock (unlimited number of
 shares authorized, $.001 par value
 per share)........................   $    25     $     11     $     11     $     5      $     1        $     2         $     6
Additional paid-in capital.........   256,345      124,345      114,622      53,189       12,154         17,564          57,559
Undistributed net investment income
 (loss)............................     6,456         (181)         637         212           64             34             163
Accumulated net realized gain
 (loss) on investments and foreign
 currency transactions.............    (1,319)         125        2,032         422         (166)            22             160
Accumulated net unrealized
 appreciation (depreciation) on
 investments, foreign currency
 transactions, and forward currency
 contracts.........................      (313)      16,119        8,055       2,568          751          1,053           5,917
                                      --------    --------     --------     -------      -------        -------         -------
NET ASSETS.........................   $261,194    $140,419     $125,357     $56,396      $12,804        $18,675         $63,805
                                      ========    ========     ========     =======      =======        =======         =======
Shares of common stock
 outstanding.......................    24,670       11,055       10,789       4,938        1,201          1,614           5,606
Net asset value, offering and
 redemption price per share........   $ 10.59     $  12.70     $  11.62     $ 11.42      $ 10.66        $ 11.57         $ 11.38
                                      ========    ========     ========     =======      =======        =======         =======
(A) Investments at cost............   $261,130    $124,346     $123,401     $54,324      $12,296        $17,306         $62,678
                                      ========    ========     ========     =======      =======        =======         =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

AMERICAN SKANDIA TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                            --------------------------------------------------------------------------
                                                                            PORTFOLIO
   ---------------------------------------------------------------------------------------------------------------------------
                                      AST
                                    PUTNAM         LORD ABBETT                    AST       FEDERATED        AST
                                 INTERNATIONAL     GROWTH AND       JANCAP       MONEY       UTILITY       PUTNAM      FEDERATED
                                    EQUITY           INCOME         GROWTH      MARKET       INCOME       BALANCED     HIGH YIELD
                                 -------------     -----------     --------     -------     ---------     ---------    ----------
INVESTMENT INCOME
   Interest.....................    $   378          $ 1,496       $  2,422     $17,055      $   182       $ 3,901      $ 13,323
   Dividends....................      4,830            6,771          5,165         --         2,603         2,071           178
                                    -------          -------       --------     -------      -------       -------       -------
       Total Investment
         Income.................      5,208            8,267          7,587     17,055         2,785         5,972        13,501
                                    -------          -------       --------     -------      -------       -------       -------
EXPENSES
   Investment advisory fees.....      1,592            2,278          4,795      1,524           412         1,103           933
   Shareholder servicing fees...        181              304            533        305            62           147           124
   Administration and accounting
     fees.......................        148              197            266        196            62           128           114
   Custodian fees...............        136               50             82         50            22            90            26
   Professional fees............         11               19             32         19             4             9             8
   Trustees' fees and
     expenses...................          5                9             16          9             2             4             4
   Insurance fees...............          2                3              6          4             1             2             1
   Miscellaneous expenses.......          6                9             14          8             4            21            34
                                    -------          -------       --------     -------      -------       -------       -------
       Total Expenses...........      2,081            2,869          5,744      2,115           569         1,504         1,244
       Less: Advisory fee
         waivers and expense
         reimbursements.........         --               --             --       (286)           --            --            --
                                    -------          -------       --------     -------      -------       -------       -------
       Net Expenses.............      2,081            2,869          5,744      1,829           569         1,504         1,244
                                    -------          -------       --------     -------      -------       -------       -------
Net Investment Income (Loss)....      3,127            5,398          1,843     15,226         2,216         4,468        12,257
                                    -------          -------       --------     -------      -------       -------       -------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) on:
       Securities and foreign
         exchange
         transactions...........     21,583           21,152         51,162         52         4,544         7,788           (22)
       Futures contracts........         --               --             --         --            --            --            --
       Written option
         contracts..............         --               --             --         --            --            --            --
       Interest rate swaps......         --               --             --         --            --            --            --
                                    -------          -------       --------     -------      -------       -------       -------
   Net realized gain (loss).....     21,583           21,152         51,162         52         4,544         7,788           (22)
                                    -------          -------       --------     -------      -------       -------       -------
   Net change in unrealized
     appreciation (depreciation)
     on:
       Securities and foreign
         exchange
         transactions...........     33,482           68,008        132,706         --         4,114        19,478         2,719
       Futures contracts........         --               --             --         --            --            --            --
       Written option
         contracts..............         --               --             --         --            --            --            --
       Interest rate swaps......         --               --             --         --            --            --            --
                                    -------          -------       --------     -------      -------       -------       -------
   Net change in unrealized
     appreciation
     (depreciation).............     33,482           68,008        132,706         --         4,114        19,478         2,719
                                    -------          -------       --------     -------      -------       -------       -------
   Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.................    $58,192          $94,558       $185,711     $15,278      $10,874       $31,734      $ 14,954
                                    =======          =======       ========     =======      =======       =======       =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

AMERICAN SKANDIA TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                          --------------------------------------------------------------------------
                                                                           PORTFOLIO
   ---------------------------------------------------------------------------------------------------------------------------
                                T. ROWE        PIMCO                                    T. ROWE           T. ROWE
                                 PRICE         TOTAL      INVESCO      FOUNDERS          PRICE             PRICE          BERGER
                                 ASSET        RETURN      EQUITY       CAPITAL       INTERNATIONAL     INTERNATIONAL     CAPITAL
                              ALLOCATION       BOND       INCOME     APPRECIATION        EQUITY             BOND          GROWTH
                              -----------    ---------    -------    ------------    --------------    --------------    --------
INVESTMENT INCOME
   Interest...................   $ 2,125      $12,786     $4,102       $    616         $    465          $  3,052       $   429
   Dividends..................       816            1      3,295            229            5,385                --           422
                                -------       -------     -------       -------          -------           -------       -------
       Total Investment
         Income...............     2,941       12,787      7,397            845            5,850             3,052           851
                                -------       -------     -------       -------          -------           -------       -------
EXPENSES
   Investment advisory fees...       591        1,258      1,519            963            2,192               417           537
   Shareholder servicing
     fees.....................        70          194        203            107              219                52            72
   Administration and
     accounting fees..........        70          155        159            104              166                53            72
   Custodian fees.............        29           60         37             32              138                38            18
   Professional fees..........         4           12         12              7               13                 3             4
   Trustees' fees and
     expenses.................         2            6          6              3                7                 2             2
   Insurance fees.............         1            2          2              1                3                 1             1
   Miscellaneous expenses.....        29           11         11              5               31                 8             4
                                -------       -------     -------       -------          -------           -------       -------
       Total Expenses.........       796        1,698      1,949          1,222            2,769               574           710
       Less: Advisory fee
         waivers and expense
         reimbursements.......        --           --         --             --               --                --            --
                                -------       -------     -------       -------          -------           -------       -------
       Net Expenses...........       796        1,698      1,949          1,222            2,769               574           710
                                -------       -------     -------       -------          -------           -------       -------
Net Investment Income
 (Loss).......................     2,145       11,089      5,448           (377)           3,081             2,478           141
                                -------       -------     -------       -------          -------           -------       -------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss)
     on:
       Securities and foreign
         exchange
         transactions.........       395          838     16,627         (5,285)           8,150            (2,478)       11,380
       Futures contracts......        --         (983)        --             --               --                --            --
       Written option
         contracts............        --          873         --             --               --                --            --
       Interest rate swaps....        --            2         --             --               --                --            --
                                -------       -------     -------       -------          -------           -------       -------
   Net realized gain (loss)...       395          730     16,627         (5,285)           8,150            (2,478)       11,380
                                -------       -------     -------       -------          -------           -------       -------
   Net change in unrealized
     appreciation
     (depreciation) on:
       Securities and foreign
         exchange
         transactions.........    12,811          187     32,602          5,716           39,493            (2,056)       (2,949)
       Futures contracts......        --          256         --             --               --                --            --
       Written option
         contracts............        --         (399)        --             --               --                --            --
       Interest rate swaps....        --           26         --             --               --                --            --
                                -------       -------     -------       -------          -------           -------       -------
   Net change in unrealized
     appreciation
     (depreciation)...........    12,811           70     32,602          5,716           39,493            (2,056)       (2,949)
                                -------       -------     -------       -------          -------           -------       -------
   Net Increase (Decrease) in
     Net Assets Resulting from
     Operations...............   $15,351      $11,889     $54,677      $     54         $ 50,724          $ (2,056)      $ 8,572
                                =======       =======     =======       =======          =======           =======       =======

--------------------------------------------------------------------------------

(1) Commenced operations on January 2, 1997.

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
                                                PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                            AST                                  T. ROWE
               T. ROWE    PIMCO    ROBERTSON              PUTNAM     TWENTIETH     TWENTIETH      PRICE
                PRICE    LIMITED   STEPHENS   AST JANUS    VALUE      CENTURY       CENTURY       SMALL
    FOUNDERS   NATURAL   MATURITY   VALUE +   OVERSEAS   GROWTH &    STRATEGIC   INTERNATIONAL   COMPANY
    PASSPORT  RESOURCES    BOND     GROWTH    GROWTH(1)  INCOME(1)  BALANCED(1)    GROWTH(1)    VALUE(1)
    --------  ---------  --------  ---------  ---------  ---------  -----------  -------------  ---------
    $   550   $    290   $ 7,458   $    137   $    403   $     65   $       87   $        22    $   107
        528        810        --        239        559        264           11            55        218
     ------    -------   -------    -------    -------    -------       ------        ------     ------
      1,078      1,100     7,458        376        962        329           98            77        325
     ------    -------   -------    -------    -------    -------       ------        ------     ------
        631        443       729        451        251         78           23            26        122
         63         49       112         45         25         11            3             2         13
         63         49       107         45         25         11            7             7         13
         60         22        28          9         18         15            5             7         12
          4          3         7          3          2          1           --            --          1
          2          1         3          1          1         --           --            --         --
          1          1         1          1         --         --           --            --         --
          8          5         7          2          3          1            1             1          1
     ------    -------   -------    -------    -------    -------       ------        ------     ------
        832        573       994        557        325        117           39            43        162
         --         --        --         --         --         --           (5)           --         --
     ------    -------   -------    -------    -------    -------       ------        ------     ------
        832        573       994        557        325        117           34            43        162
     ------    -------   -------    -------    -------    -------       ------        ------     ------
        246        527     6,464       (181)       637        212           64            34        163
     ------    -------   -------    -------    -------    -------       ------        ------     ------
     (2,023)     3,618        85        182      2,032        422         (166)           22         95
         --         --        (2)        --         --         --           --            --         65
         --         --        44         --         --         --           --            --         --
         --         --        --         --         --         --           --            --         --
     ------    -------   -------    -------    -------    -------       ------        ------     ------
     (2,023)     3,618       127        182      2,032        422         (166)           22        160
     ------    -------   -------    -------    -------    -------       ------        ------     ------
     10,614      1,659       758     13,304      8,055      2,568          751         1,053      5,902
         --         --       (18)        --         --         --           --            --         15
         --         --       (35)        --         --         --           --            --         --
         --         --         6         --         --         --           --            --         --
     ------    -------   -------    -------    -------    -------       ------        ------     ------
     10,614      1,659       711     13,304      8,055      2,568          751         1,053      5,917
     ------    -------   -------    -------    -------    -------       ------        ------     ------
    $ 8,837   $  5,804   $ 7,302   $ 13,305   $ 10,724   $  3,202   $      649   $     1,109    $ 6,240
     ======    =======   =======    =======    =======    =======       ======        ======     ======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                     -------------------------------------------------------------------
                                                                                  PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                 AST
                                                                PUTNAM                              LORD ABBETT
                                                            INTERNATIONAL                            GROWTH AND
                                                                EQUITY                                 INCOME
                                                   --------------------------------       --------------------------------
                                                    SIX MONTHS                             SIX MONTHS
                                                       ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                   JUNE 30, 1997       DECEMBER 31,       JUNE 30, 1997       DECEMBER 31,
                                                    (UNAUDITED)            1996            (UNAUDITED)            1996
                                                   -------------       ------------       -------------       ------------
FROM OPERATIONS
    Net investment income (loss)...............      $   3,127           $  2,746           $   5,398           $  7,379
    Net realized gain (loss) on investments and
      foreign currency transactions............         21,583             20,748              21,152             13,085
    Net change in unrealized appreciation
      (depreciation) on investments, foreign
      currency transactions, and forward
      currency contracts.......................         33,482              4,755              68,008             46,955
                                                      --------           --------            --------           --------
      Net Increase (Decrease) in Net Assets
         from Operations.......................         58,192             28,249              94,558             67,419
                                                      --------           --------            --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income........................         (5,413)            (5,032)             (7,379)            (3,534)
    Distributions to shareholders from capital
      gains....................................        (17,443)            (5,923)            (13,267)            (7,139)
                                                      --------           --------            --------           --------
      Total Dividends and Distributions to
         Shareholders..........................        (22,856)           (10,955)            (20,646)           (10,673)
                                                      --------           --------            --------           --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold..................         68,230            101,730             219,958            217,780
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions............................         22,856             10,955              20,646             10,673
    Cost of shares redeemed....................        (67,567)           (51,824)           (119,224)           (43,451)
                                                      --------           --------            --------           --------
      Increase in Net Assets from Capital Share
         Transactions..........................         23,519             60,861             121,380            185,002
                                                      --------           --------            --------           --------
         Total Increase in Net Assets..........         58,855             78,155             195,292            241,748
NET ASSETS
    Beginning of Period........................        346,211            268,056             530,497            288,749
                                                      --------           --------            --------           --------
    End of Period..............................      $ 405,066           $346,211           $ 725,789           $530,497
                                                      ========           ========            ========           ========
SHARES ISSUED AND REDEEMED
    Shares sold................................          3,547              5,530              12,287             13,666
    Shares issued in reinvestment of dividends
      and distributions........................          1,229                610               1,185                707
    Shares redeemed............................         (3,534)            (2,856)             (6,684)            (2,755)
                                                      --------           --------            --------           --------
      Net Increase in Shares Outstanding.......          1,242              3,284               6,788             11,618
                                                      ========           ========            ========           ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

 ---------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
 ---------------------------------------------------------------------------------------------------------------------------
                                                        AST                             FEDERATED                     AST
                    JANCAP                             MONEY                             UTILITY                    PUTNAM
                    GROWTH                             MARKET                             INCOME                   BALANCED
        ------------------------------     ------------------------------     ------------------------------     -------------
         SIX MONTHS                         SIX MONTHS                         SIX MONTHS                         SIX MONTHS
            ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED
        JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997
         (UNAUDITED)          1996          (UNAUDITED)          1996          (UNAUDITED)          1996          (UNAUDITED)
        -------------     ------------     -------------     ------------     -------------     ------------     -------------
         $     1,843       $    1,593       $    15,226      $    22,641        $   2,216         $  3,613         $   4,468
              51,162           42,941                52               80            4,544            7,915             7,788
             132,706          108,269                --               --            4,114              978            19,478
          ----------         --------          --------         --------         --------         --------          --------
             185,711          152,803            15,278           22,721           10,874           12,506            31,734
          ----------         --------          --------         --------         --------         --------          --------
              (2,524)            (753)          (15,226)         (22,641)          (3,604)          (4,103)           (6,615)
             (42,072)         (24,162)              (80)            (149)          (5,148)              --           (30,342)
          ----------         --------          --------         --------         --------         --------          --------
             (44,596)         (24,915)          (15,306)         (22,790)          (8,752)          (4,103)          (36,957)
          ----------         --------          --------         --------         --------         --------          --------
             457,091          517,512         1,188,215        1,478,919           32,728           59,384            20,201
              44,596           24,915            14,796           22,199            8,752            4,103            36,957
            (232,659)        (209,312)       (1,103,751)      (1,295,804)         (36,836)         (56,151)          (17,394)
          ----------         --------          --------         --------         --------         --------          --------
             269,028          333,115            99,260          205,314            4,644            7,336            39,764
          ----------         --------          --------         --------         --------         --------          --------
             410,143          461,003            99,232          205,245            6,766           15,739            34,541
             892,324          431,321           549,470          344,225          123,138          107,399           286,479
          ----------         --------          --------         --------         --------         --------          --------
         $ 1,302,467       $  892,324       $   648,702      $   549,470        $ 129,904         $123,138         $ 321,020
          ==========         ========          ========         ========         ========         ========          ========
              23,460           30,067         1,188,215        1,478,919            2,588            4,958             1,608
               2,311            1,569            14,796           22,199              711              351             3,095
             (12,335)         (12,155)       (1,103,751)      (1,295,804)          (2,963)          (4,710)           (1,347)
          ----------         --------          --------         --------         --------         --------          --------
              13,436           19,481            99,260          205,314              336              599             3,356
          ==========         ========          ========         ========         ========         ========          ========

       PORTFOLIO
       ---------
          AST
         PUTNAM
        BALANCED
      ------------
       YEAR ENDED
      DECEMBER 31,
          1996
      ------------
        $  7,010
          29,898
          (8,583)
        --------
          28,325
        --------
          (5,212)
          (8,816)
        --------
         (14,028)
        --------
          27,031
          14,028
         (24,083)
        --------
          16,976
        --------
          31,273
         255,206
        --------
        $286,479
        ========
           2,155
           1,158
          (1,954)
        --------
           1,359
        ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                     -------------------------------------------------------------------
                                                                                  PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      T. ROWE
                                                                                                       PRICE
                                                              FEDERATED                                ASSET
                                                              HIGH YIELD                             ALLOCATION
                                                   --------------------------------       --------------------------------
                                                    SIX MONTHS                             SIX MONTHS
                                                       ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                   JUNE 30, 1997       DECEMBER 31,       JUNE 30, 1997       DECEMBER 31,
                                                    (UNAUDITED)            1996            (UNAUDITED)            1996
                                                   -------------       ------------       -------------       ------------
FROM OPERATIONS
    Net investment income (loss)...............      $  12,257           $ 10,610           $   2,145           $  2,587
    Net realized gain (loss) on investments and
      foreign currency transactions............            (22)             1,294                 395              2,313
    Net change in unrealized appreciation
      (depreciation) on investments, foreign
      currency transactions, and forward
      currency contracts.......................          2,719              6,820              12,811              6,558
                                                      --------           --------            --------           --------
      Net Increase (Decrease) in Net Assets
         from Operations.......................         14,954             18,724              15,351             11,458
                                                      --------           --------            --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income........................        (10,610)            (4,032)             (2,585)            (1,316)
    Distributions to shareholders from capital
      gains....................................         (1,263)                --              (2,403)              (226)
                                                      --------           --------            --------           --------
      Total Dividends and Distributions to
         Shareholders..........................        (11,873)            (4,032)             (4,988)            (1,542)
                                                      --------           --------            --------           --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold..................        134,751            151,204              34,446             52,390
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions............................         11,874              4,032               4,988              1,542
    Cost of shares redeemed....................        (43,087)           (48,358)             (3,344)            (3,098)
                                                      --------           --------            --------           --------
      Increase in Net Assets from Capital Share
         Transactions..........................        103,538            106,878              36,090             50,834
                                                      --------           --------            --------           --------
         Total Increase in Net Assets..........        106,619            121,570              46,453             60,750
NET ASSETS
    Beginning of Period........................        205,262             83,692             120,149             59,399
                                                      --------           --------            --------           --------
    End of Period..............................      $ 311,881           $205,262           $ 166,602           $120,149
                                                      ========           ========            ========           ========
SHARES ISSUED AND REDEEMED
    Shares sold................................         11,207             13,287               2,545              4,228
    Shares issued in reinvestment of dividends
      and distributions........................          1,000                368                 377                128
    Shares redeemed............................         (3,625)            (4,248)               (247)              (249)
                                                      --------           --------            --------           --------
      Net Increase in Shares Outstanding.......          8,582              9,407               2,675              4,107
                                                      ========           ========            ========           ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                 PORTFOLIO
------------------------------------------------------------------------------------------------------------
                    PIMCO
                    TOTAL                             INVESCO                            FOUNDERS
                    RETURN                             EQUITY                            CAPITAL
                     BOND                              INCOME                          APPRECIATION
        ------------------------------     ------------------------------     ------------------------------
         SIX MONTHS                         SIX MONTHS                         SIX MONTHS
            ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED          YEAR ENDED
        JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,
         (UNAUDITED)          1996          (UNAUDITED)          1996          (UNAUDITED)          1996
        -------------     ------------     -------------     ------------     -------------     ------------
          $  11,089         $ 15,701         $   5,448         $  7,107         $    (377)       $     (527)
                730           (3,854)           16,627            9,984            (5,285)             (527)
                 70            1,208            32,602           24,709             5,716            24,027
           --------         --------          --------         --------          --------         ---------
             11,889           13,055            54,677           41,800                54            22,973
           --------         --------          --------         --------          --------         ---------
            (15,321)          (6,111)           (7,141)          (3,685)               --                --
                 --           (6,703)           (9,950)          (4,986)               --            (1,655)
           --------         --------          --------         --------          --------         ---------
            (15,321)         (12,814)          (17,091)          (8,671)               --            (1,655)
           --------         --------          --------         --------          --------         ---------
            116,427          196,298           166,116          184,426            75,333           237,559
             15,321           12,814            17,091            8,671                --             1,655
            (25,703)         (74,678)          (93,504)         (54,262)          (54,861)         (130,924)
           --------         --------          --------         --------          --------         ---------
            106,045          134,434            89,703          138,835            20,472           108,290
           --------         --------          --------         --------          --------         ---------
            102,613          134,675           127,289          171,964            20,526           129,608
            360,010          225,335           348,680          176,716           220,068            90,460
           --------         --------          --------         --------          --------         ---------
          $ 462,623         $360,010         $ 475,969         $348,680         $ 240,594        $  220,068
           ========         ========          ========         ========          ========         =========
             10,619           18,267            11,595           14,201             4,794            15,149
              1,429            1,211             1,227              705                --               115
             (2,357)          (6,938)           (6,534)          (4,116)           (3,416)           (8,512)
           --------         --------          --------         --------          --------         ---------
              9,691           12,540             6,288           10,790             1,378             6,752
           ========         ========          ========         ========          ========         =========

                  PORTFOLIO
        ------------------------------
                   T. ROWE
                    PRICE
                INTERNATIONAL
                    EQUITY
        ------------------------------
         SIX MONTHS
            ENDED          YEAR ENDED
        JUNE 30, 1997     DECEMBER 31,
         (UNAUDITED)          1996
      --------------       ------------
      $      3,081           $  2,541
             8,150              2,395
            39,493             34,967
          --------           --------
            50,724             39,903
          --------           --------
            (2,360)            (1,759)
            (2,682)                --
          --------           --------
            (5,042)            (1,759)
          --------           --------
           119,601            222,719
             5,042              1,759
           (57,525)           (55,730)
          --------           --------
            67,118            168,748
          --------           --------
           112,800            206,892
           402,559            195,667
          --------           --------
      $    515,359           $402,559
          ========           ========
             9,765             19,721
               420                161
            (4,642)            (4,907)
          --------           --------
             5,543             14,975
          ========           ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                     -------------------------------------------------------------------
                                                                                  PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                T.ROWE
                                                                PRICE                                  BERGER
                                                            INTERNATIONAL                             CAPITAL
                                                                 BOND                                  GROWTH
                                                   --------------------------------       --------------------------------
                                                    SIX MONTHS                             SIX MONTHS
                                                       ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                   JUNE 30, 1997       DECEMBER 31,       JUNE 30, 1997       DECEMBER 31,
                                                    (UNAUDITED)            1996            (UNAUDITED)            1996
                                                   -------------       ------------       -------------       ------------
FROM OPERATIONS
    Net investment income (loss)...............      $   2,478           $  3,520           $     141           $    223
    Net realized gain (loss) on investments and
      foreign currency transactions............         (2,478)             1,092              11,380              1,487
    Net change in unrealized appreciation
      (depreciation) on investments, foreign
      currency transactions, and forward
      currency contracts.......................         (2,056)               458              (2,949)            10,400
                                                      --------           --------            --------           --------
      Net Increase (Decrease) in Net Assets
         from Operations.......................         (2,056)             5,070               8,572             12,110
                                                      --------           --------            --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income........................         (1,563)              (697)               (223)              (150)
    Distributions to shareholders from capital
      gains....................................         (2,503)              (884)             (1,347)                --
                                                      --------           --------            --------           --------
      Total Dividends and Distributions to
         Shareholders..........................         (4,066)            (1,581)             (1,570)              (150)
                                                      --------           --------            --------           --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold..................         41,200             60,046             121,578            147,599
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions............................          4,066              1,581               1,570                150
    Cost of shares redeemed....................        (12,116)           (12,483)           (113,874)           (69,441)
                                                      --------           --------            --------           --------
      Increase in Net Assets from Capital Share
         Transactions..........................         33,150             49,144               9,274             78,308
                                                      --------           --------            --------           --------
         Total Increase in Net Assets..........         27,028             52,633              16,276             90,268
NET ASSETS
    Beginning of Period........................         98,235             45,602             136,247             45,979
                                                      --------           --------            --------           --------
    End of Period..............................      $ 125,263           $ 98,235           $ 152,523           $136,247
                                                      ========           ========            ========           ========
SHARES ISSUED AND REDEEMED
    Shares sold................................          4,060              5,742               8,350             10,695
    Shares issued in reinvestment of dividends
      and distributions........................            405                156                 109                 12
    Shares redeemed............................         (1,192)            (1,183)             (7,848)            (4,945)
                                                      --------           --------            --------           --------
      Net Increase in Shares Outstanding.......          3,273              4,715                 611              5,762
                                                      ========           ========            ========           ========

--------------------------------------------------------------------------------
(1) Commenced operations on May 2, 1996.

See Notes to Financial Statements.

        ----------------------------------------------------------------------------------------------------
                                                     PORTFOLIO
        ----------------------------------------------------------------------------------------------------
                                                      T. ROWE                             PIMCO
                                                       PRICE                             LIMITED
                   FOUNDERS                           NATURAL                            MATURITY
                   PASSPORT                          RESOURCES                             BOND
        ------------------------------     ------------------------------     ------------------------------
         SIX MONTHS                         SIX MONTHS                         SIX MONTHS
            ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED          YEAR ENDED
        JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,
         (UNAUDITED)          1996          (UNAUDITED)          1996          (UNAUDITED)          1996
        -------------     ------------     -------------     ------------     -------------     ------------
          $     246         $    974         $     527         $    423         $   6,464         $ 10,849
             (2,023)             (20)            3,618            2,036               127           (1,321)
             10,614            5,257             1,659            7,352               711           (1,512)
           --------          -------          --------           ------          --------         --------
              8,837            6,211             5,804            9,811             7,302            8,016
           --------          -------          --------           ------          --------         --------
               (805)            (129)             (417)             (29)          (10,857)            (761)
               (128)              --            (2,073)             (34)               --             (303)
           --------          -------          --------           ------          --------         --------
               (933)            (129)           (2,490)             (63)          (10,857)          (1,064)
           --------          -------          --------           ------          --------         --------
             31,845          103,946            32,776           87,969            82,132          104,208
                933              129             2,489               63            10,857            1,064
            (25,090)         (20,969)          (18,556)         (18,508)          (37,253)         (65,151)
           --------          -------          --------           ------          --------         --------
              7,688           83,106            16,709           69,524            55,736           40,121
           --------          -------          --------           ------          --------         --------
             15,592           89,188            20,023           79,272            52,181           47,073
            117,643           28,455            88,534            9,262           209,013          161,940
           --------          -------          --------           ------          --------         --------
          $ 133,235         $117,643         $ 108,557         $ 88,534         $ 261,194         $209,013
           ========          =======          ========           ======          ========         ========
              2,687            9,188             2,256            6,706             7,821            9,943
                 78               12               172                5             1,049              102
             (2,108)          (1,843)           (1,277)          (1,428)           (3,533)          (6,177)
           --------          -------          --------           ------          --------         --------
                657            7,357             1,151            5,283             5,337            3,868
           ========          =======          ========           ======          ========         ========
          --------------------------------------------------------------------------------------------------

              PORTFOLIO
    -------------------------------
          ROBERTSON STEPHENS
            VALUE + GROWTH
    -------------------------------
     SIX MONTHS
        ENDED           YEAR ENDED
    JUNE 30, 1997      DECEMBER 31,
     (UNAUDITED)          1996 (1)
    --------------     ------------
    $       (181)        $    (66)
             182              (57)
          13,304            2,814
         -------          -------
          13,305            2,691
         -------          -------
              --               --
              --               --
         -------          -------
              --               --
         -------          -------
         112,762           52,408
              --               --
         (34,438)          (6,309)
         -------          -------
          78,324           46,099
         -------          -------
          91,629           48,790
          48,790               --
         -------          -------
    $    140,419         $ 48,790
         =======          =======
           9,607            5,032
              --               --
          (2,991)            (593)
         -------          -------
           6,616            4,439
         =======          =======
          --------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                      ----------------------------------------------------------------------
                                                                                     PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------------
                                                                             AST
                                                                            PUTNAM             TWENTIETH            TWENTIETH
                                                     AST JANUS              VALUE               CENTURY              CENTURY
                                                      OVERSEAS             GROWTH &            STRATEGIC          INTERNATIONAL
                                                       GROWTH               INCOME              BALANCED              GROWTH
                                                  ----------------     ----------------     ----------------     ----------------
                                                     SIX MONTHS           SIX MONTHS           SIX MONTHS           SIX MONTHS
                                                       ENDED                ENDED                ENDED                ENDED
                                                  JUNE 30, 1997(2)     JUNE 30, 1997(2)     JUNE 30, 1997(2)     JUNE 30, 1997(2)
                                                    (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                                  ----------------     ----------------     ----------------     ----------------
FROM OPERATIONS
    Net investment income (loss).................     $    637             $    212             $     64             $     34
    Net realized gain (loss) on investments and
      foreign currency transactions..............        2,032                  422                 (166)                  22
    Net change in unrealized appreciation
      (depreciation) on investments, foreign
      currency transactions, and forward currency
      contracts..................................        8,055                2,568                  751                1,053
                                                      --------              -------              -------              -------
      Net Increase (Decrease) in Net Assets from
         Operations..............................       10,724                3,202                  649                1,109
                                                      --------              -------              -------              -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income.....................................           --                   --                   --                   --
    Distributions to shareholders from capital
      gains......................................           --                   --                   --                   --
                                                      --------              -------              -------              -------
      Total Dividends and Distributions to
         Shareholders............................           --                   --                   --                   --
                                                      --------              -------              -------              -------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold....................      125,141               59,673               12,695               20,977
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions..............................           --                   --                   --                   --
    Cost of shares redeemed......................      (10,508)              (6,479)                (540)              (3,411)
                                                      --------              -------              -------              -------
      Increase in Net Assets from Capital Share
         Transactions............................      114,633               53,194               12,155               17,566
                                                      --------              -------              -------              -------
         Total Increase in Net Assets............      125,357               56,396               12,804               18,675
NET ASSETS
    Beginning of Period..........................           --                   --                   --                   --
                                                      --------              -------              -------              -------
    End of Period................................     $125,357             $ 56,396             $ 12,804             $ 18,675
                                                      ========              =======              =======              =======
SHARES ISSUED AND REDEEMED
    Shares sold..................................       11,719                5,541                1,254                1,930
    Shares issued in reinvestment of dividends
      and distributions..........................           --                   --                   --                   --
    Shares redeemed..............................         (930)                (603)                 (53)                (316)
                                                      --------              -------              -------              -------
      Net Increase in Shares Outstanding.........       10,789                4,938                1,201                1,614
                                                      ========              =======              =======              =======

                                                      PORTFOLIO
                                                 -------------------
                                                       T. ROWE
                                                     PRICE SMALL
                                                       COMPANY
                                                        VALUE
                                                   ----------------
                                                      SIX MONTHS
                                                        ENDED
                                                   JUNE 30, 1997(2)
                                                     (UNAUDITED)
                                                   ----------------
FROM OPERATIONS
    Net investment income (loss).................      $    163
    Net realized gain (loss) on investments and
      foreign currency transactions..............           160
    Net change in unrealized appreciation
      (depreciation) on investments, foreign
      currency transactions, and forward currency
      contracts..................................         5,917
                                                        -------
      Net Increase (Decrease) in Net Assets from
         Operations..............................         6,240
                                                        -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment
      income.....................................            --
    Distributions to shareholders from capital
      gains......................................            --
                                                        -------
      Total Dividends and Distributions to
         Shareholders............................            --
                                                        -------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold....................        60,275
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions..............................            --
    Cost of shares redeemed......................        (2,710)
                                                        -------
      Increase in Net Assets from Capital Share
         Transactions............................        57,565
                                                        -------
         Total Increase in Net Assets............        63,805
NET ASSETS
    Beginning of Period..........................            --
                                                        -------
    End of Period................................      $ 63,805
                                                        =======
SHARES ISSUED AND REDEEMED
    Shares sold..................................         5,861
    Shares issued in reinvestment of dividends
      and distributions..........................            --
    Shares redeemed..............................          (255)
                                                        -------
      Net Increase in Shares Outstanding.........         5,606
                                                        =======

--------------------------------------------------------------------------------
(2) Commenced operations on January 2, 1997.

See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------------------------------
                                             INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS
                                      --------------------------------------            LESS DISTRIBUTIONS
                          NET ASSET      NET                                   -------------------------------------   NET ASSET
                            VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET                     VALUE
                PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END
  PORTFOLIO     ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS   OF PERIOD
-------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------   ----------
AST Putnam     06/30/97*   $ 19.22     $   0.17      $   2.90      $   3.07     $   (0.30)  $  (0.95)    $   (1.25)      $21.04
 International 12/31/96      18.20         0.16          1.55          1.71         (0.32)     (0.37)        (0.69)       19.22
 Equity        12/31/95      17.61         0.14          1.44          1.58            --      (0.99)        (0.99)       18.20
               12/31/94      17.34         0.10          0.36          0.46         (0.03)     (0.16)        (0.19)       17.61
               12/31/93      12.74         0.14          4.46          4.60            --         --            --        17.34
               12/31/92      13.90        (0.17)        (0.99)        (1.16)           --         --            --        12.74

Lord Abbett    06/30/97*   $ 17.17     $   0.13      $   2.60      $   2.73     $   (0.23)  $  (0.41)    $   (0.64)      $19.26
  Growth and   12/31/96      14.98         0.23          2.48          2.71         (0.17)     (0.35)        (0.52)       17.17
    Income     12/31/95      12.00         0.16          3.22          3.38         (0.20)     (0.20)        (0.40)       14.98
               12/31/94      12.06         0.20          0.06          0.26         (0.12)     (0.20)        (0.32)       12.00
               12/31/93      10.70         0.11          1.35          1.46         (0.04)     (0.06)        (0.10)       12.06
               12/31/92(2)    10.00        0.07          0.63          0.70            --         --            --        10.70

JanCap Growth  06/30/97*   $ 18.79     $   0.03      $   3.42      $   3.45     $   (0.05)  $  (0.81)    $   (0.86)      $21.38
               12/31/96      15.40         0.02          4.19          4.21         (0.02)     (0.80)        (0.82)       18.79
               12/31/95      11.22         0.06          4.18          4.24         (0.06)        --         (0.06)       15.40
               12/31/94      11.78         0.06         (0.59)        (0.53)        (0.03)        --         (0.03)       11.22
               12/31/93      10.53         0.03          1.22          1.25            --         --            --        11.78
               12/31/92(3)    10.00       (0.01)         0.54          0.53            --         --            --        10.53
AST Money
  Market       06/30/97*   $  1.00     $ 0.0248      $ 0.0002      $ 0.0250     $ (0.0248)  $(0.0002)    $ (0.0250)      $ 1.00
               12/31/96       1.00       0.0492        0.0005        0.0497       (0.0492)   (0.0005)      (0.0497)        1.00
               12/31/95       1.00       0.0494            --        0.0494       (0.0494)        --       (0.0494)        1.00
               12/31/94       1.00       0.0367        0.0002        0.0369       (0.0367)   (0.0002)      (0.0369)        1.00
               12/31/93       1.00       0.0252            --        0.0252       (0.0252)        --       (0.0252)        1.00
               12/31/92(4)     1.00      0.0032            --        0.0032       (0.0032)        --       (0.0032)        1.00
Federated
  Utility
  Income       06/30/97*   $ 12.83     $   0.21      $   0.91      $   1.12     $   (0.36)  $  (0.51)    $   (0.87)      $13.08
               12/31/96      11.94         0.36          0.97          1.33         (0.44)        --         (0.44)       12.83
               12/31/95       9.87         0.40          2.09          2.49         (0.42)        --         (0.42)       11.94
               12/31/94      10.79         0.46         (1.20)        (0.74)        (0.16)     (0.02)        (0.18)        9.87
               12/31/93(5)    10.00        0.17          0.62          0.79            --         --            --        10.79
AST Putnam
  Balanced     06/30/97*   $ 13.19     $   0.18      $   1.16      $   1.34     $   (0.31)  $  (1.42)    $   (1.73)      $12.80
               12/31/96      12.53         0.32          1.02          1.34         (0.25)     (0.43)        (0.68)       13.19
               12/31/95      10.49         0.26          2.06          2.32         (0.28)        --         (0.28)       12.53
               12/31/94      10.57         0.27         (0.26)         0.01         (0.07)     (0.02)        (0.09)       10.49
               12/31/93(5)    10.00        0.08          0.49          0.57            --         --            --        10.57

--------------------------------------------------------------------------------

 * Unaudited.

 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

(1) Annualized.
(2) Commenced operations on May 1, 1992.
(3) Commenced operations on November 6, 1992.
(4) Commenced operations on November 10, 1992.
(5) Commenced operations on May 4, 1993.
See Notes to Financial Statements.

    ---------------------------------------------------------------------------------------------------------------------
                                                                                              RATIOS OF NET INVESTMENT
                                                               RATIOS OF EXPENSES                  INCOME (LOSS)
                                                             TO AVERAGE NET ASSETS             TO AVERAGE NET ASSETS
                                                         ------------------------------    ------------------------------
                    SUPPLEMENTAL DATA                        AFTER           BEFORE            AFTER           BEFORE
    -------------------------------------------------      ADVISORY         ADVISORY         ADVISORY         ADVISORY
              NET ASSETS AT    PORTFOLIO    AVERAGE       FEE WAIVER       FEE WAIVER       FEE WAIVER       FEE WAIVER
    TOTAL     END OF PERIOD    TURNOVER    COMMISSION     AND EXPENSE      AND EXPENSE      AND EXPENSE      AND EXPENSE
    RETURN     (IN 000'S)        RATE      RATE PAID+    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
    ------    -------------    --------    ----------    -------------    -------------    -------------    -------------
    16.82%     $   405,066        72%       $ 0.0317         1.15%(1)         1.15%(1)          1.73%(1)         1.73%(1)
     9.65%         346,211       124%         0.0151         1.16%            1.26%             0.88%            0.78%
    10.00%         268,056        59%             --         1.17%            1.27%             0.88%            0.78%
     2.64%         238,050        49%             --         1.22%            1.32%             0.55%            0.46%
    36.11%         150,646        32%             --         1.52%            1.52%             0.28%            0.28%
    (8.35%)         24,998        55%             --         2.50%            2.50%            (1.62%)          (1.62%)

    16.26%     $   725,789        27%       $ 0.0632         0.94%(1)         0.94%(1)          1.78%(1)         1.78%(1)
    18.56%         530,497        43%         0.0655         0.97%            0.97%             1.92%            1.92%
    28.91%         288,749        50%             --         0.99%            0.99%             2.50%            2.50%
     2.22%          92,050        60%             --         1.06%            1.06%             2.45%            2.45%
    13.69%          48,385        57%             --         1.22%            1.33%             2.05%            1.94%
     7.00%          10,159        34%             --         0.99%(1)         1.75%(1)          2.49%(1)         1.73%(1)

    18.82%     $ 1,302,467        48%       $ 0.0644         1.08%(1)         1.08%(1)          0.35%(1)         0.35%(1)
    28.36%         892,324        79%         0.0569         1.10%            1.10%             0.25%            0.25%
    37.98%         431,321       113%             --         1.12%            1.12%             0.51%            0.51%
    (4.51%)        245,645        94%             --         1.18%            1.18%             0.62%            0.62%
    11.87%         157,852        92%             --         1.22%            1.22%             0.35%            0.35%
     5.30%          15,218         2%             --         1.33%(1)         2.21%(1)         (0.90%)(1)       (1.78%)(1)

     2.50%     $   648,702        N/A            N/A         0.60%(1)         0.64%(1)          4.99%(1)         4.95%(1)
     5.08%         549,470        N/A            N/A         0.60%            0.71%             4.87%            4.76%
     5.05%         344,225        N/A             --         0.60%            0.72%             5.38%            5.26%
     3.75%         288,588        N/A             --         0.64%            0.76%             3.90%            3.78%
     2.55%         114,074        N/A             --         0.65%            0.84%             2.53%            2.34%
     0.32%           4,294        N/A             --         0.65%(1)         1.15%(1)          2.43%(1)         1.93%(1)

     9.15%     $   129,904        32%       $ 0.0403         0.91%(1)         0.91%(1)          3.55%(1)         3.55%(1)
    11.53%         123,138        81%         0.0446         0.93%            0.93%             3.14%            3.14%
    26.13%         107,399        71%             --         0.93%            0.93%             4.58%            4.58%
    (6.95%)         71,205        54%             --         0.99%            0.99%             5.11%            5.11%
     7.90%          57,643         5%             --         1.18%(1)         1.18%(1)          5.09%(1)         5.09%(1)

    11.08%     $   321,020       141%       $ 0.0437         1.02%(1)         1.02%(1)          3.04%(1)         3.04%(1)
    11.23%         286,479       276%         0.0516         0.94%            0.94%             2.66%            2.66%
    22.60%         255,206       161%             --         0.94%            0.94%             3.28%            3.28%
     0.09%         145,624        87%             --         0.99%            0.99%             3.08%            3.08%
     5.70%          91,591        46%             --         1.13%(1)         1.13%(1)          2.53%(1)         2.53%(1)
    ---------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------------------------------
                                              INCREASE (DECREASE) FROM
                                               INVESTMENT OPERATIONS
                                       --------------------------------------            LESS DISTRIBUTIONS
                           NET ASSET      NET                                   -------------------------------------   NET ASSET
                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET                     VALUE
                 PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END
   PORTFOLIO     ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS   OF PERIOD
--------------- --------   ---------   ----------   ------------   ----------   ----------   --------   -------------   ---------
Federated High
  Yield         06/30/97*   $ 12.13      $ 0.39        $ 0.31        $ 0.70       $(0.54)     $(0.06)      $ (0.60)      $ 12.23
                12/31/96      11.14        0.56          0.90          1.46        (0.47)         --         (0.47)        12.13
                12/31/95       9.69        0.38          1.46          1.84        (0.39)         --         (0.39)        11.14
                12/31/94(6)    10.00       0.55         (0.86)        (0.31)          --          --            --          9.69

T. Rowe Price   06/30/97*   $ 13.27      $ 0.16        $ 1.28        $ 1.44       $(0.26)     $(0.24)      $ (0.50)      $ 14.21
  Asset         12/31/96      12.01        0.27          1.28          1.55        (0.25)      (0.04)        (0.29)        13.27
  Allocation    12/31/95       9.94        0.26          2.02          2.28        (0.21)         --         (0.21)        12.01
                12/31/94(6)    10.00       0.21         (0.27)        (0.06)          --          --            --          9.94

PIMCO Total     06/30/97*   $ 11.11      $ 0.24        $ 0.09        $ 0.33       $(0.45)     $   --       $ (0.45)      $ 10.99
  Return Bond   12/31/96      11.34        0.46         (0.10)         0.36        (0.28)      (0.31)        (0.59)        11.11
                12/31/95       9.75        0.25          1.55          1.80        (0.21)         --         (0.21)        11.34
                12/31/94(6)    10.00       0.26         (0.51)        (0.25)          --          --            --          9.75
INVESCO Equity
  Income        06/30/97*   $ 13.99      $ 0.15        $ 1.74        $ 1.89       $(0.26)     $(0.37)      $ (0.63)      $ 15.25
                12/31/96      12.50        0.27          1.79          2.06        (0.24)      (0.33)        (0.57)        13.99
                12/31/95       9.75        0.25          2.65          2.90        (0.15)         --         (0.15)        12.50
                12/31/94(6)    10.00       0.16         (0.41)        (0.25)          --          --            --          9.75
Founders
  Capital       06/30/97*   $ 16.80      $(0.02)       $(0.16)       $(0.18)      $   --      $   --       $    --       $ 16.62
  Appreciation  12/31/96      14.25       (0.03)         2.85          2.82           --       (0.27)        (0.27)        16.80
                12/31/95      10.84       (0.04)         3.54          3.50        (0.09)         --         (0.09)        14.25
                12/31/94(6)    10.00       0.11          0.73          0.84           --          --            --         10.84

T. Rowe Price   06/30/97*   $ 12.07      $ 0.08        $ 1.25        $ 1.33       $(0.07)     $(0.08)      $ (0.15)      $ 13.25
  International 12/31/96      10.65        0.06          1.44          1.50        (0.08)         --         (0.08)        12.07
    Equity      12/31/95       9.62        0.07          0.99          1.06        (0.01)      (0.02)        (0.03)        10.65
                12/31/94(6)    10.00       0.02         (0.40)        (0.38)          --          --            --          9.62

T. Rowe Price   06/30/97*   $ 10.90      $ 0.13        $(0.42)       $(0.29)      $(0.16)     $(0.26)      $ (0.42)      $ 10.19
  International 12/31/96      10.60        0.23          0.38          0.61        (0.14)      (0.17)        (0.31)        10.90
    Bond        12/31/95       9.68        0.31          0.75          1.06        (0.14)         --         (0.14)        10.60
                12/31/94(7)    10.00       0.27         (0.59)        (0.32)          --          --            --          9.68

--------------------------------------------------------------------------------

 * Unaudited.

 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

(1) Annualized.
(6) Commenced operations on January 4, 1994.
(7) Commenced operations on May 3, 1994.

See Notes to Financial Statements.

    ---------------------------------------------------------------------------------------------------------------------
                                                                                              RATIOS OF NET INVESTMENT
                                                               RATIOS OF EXPENSES                  INCOME (LOSS)
                                                             TO AVERAGE NET ASSETS             TO AVERAGE NET ASSETS
                                                         ------------------------------    ------------------------------
                    SUPPLEMENTAL DATA                        AFTER           BEFORE            AFTER           BEFORE
    -------------------------------------------------      ADVISORY         ADVISORY         ADVISORY         ADVISORY
              NET ASSETS AT    PORTFOLIO    AVERAGE       FEE WAIVER       FEE WAIVER       FEE WAIVER       FEE WAIVER
    TOTAL     END OF PERIOD    TURNOVER    COMMISSION     AND EXPENSE      AND EXPENSE      AND EXPENSE      AND EXPENSE
    RETURN     (IN 000'S)        RATE      RATE PAID+    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
    ------    -------------    --------    ----------    -------------    -------------    -------------    -------------
     5.97%     $   311,881        14%            N/A         1.00%(1)         1.00%(1)           9.86% (1)       9.86%(1)
    13.58%         205,262        43%            N/A         1.03%            1.03%              8.02%           8.02%
    19.57%          83,692        30%             --         1.11%            1.11%              8.72%           8.72%
    (3.10%)         21,308        41%             --         1.15%(1)         1.34%(1)           9.06% (1)       8.87%(1)

    11.20%     $   166,602         5%       $ 0.0349         1.14%(1)         1.14%(1)           3.08% (1)       3.08%(1)
    13.14%         120,149        31%         0.0366         1.20%            1.20%              3.02%           3.02%
    23.36%          59,399        18%             --         1.25%            1.29%              3.53%           3.49%
    (0.60%)         23,463        32%             --         1.25%(1)         1.47%(1)           3.64% (1)       3.42%(1)

     3.03%     $   462,623       159%            N/A         0.88%(1)         0.88%(1)           5.73% (1)       5.73%(1)
     3.42%         360,010       403%            N/A         0.89%            0.89%              5.38%           5.38%
    18.78%         225,335       124%             --         0.89%            0.89%              5.95%           5.95%
    (2.50%)         46,493       139%             --         1.02%(1)         1.02%(1)           5.57% (1)       5.57%(1)

    13.92%     $   475,969        38%       $ 0.0600         0.96%(1)         0.96%(1)           2.69% (1)       2.69%(1)
    17.09%         348,680        58%         0.0603         0.98%            0.98%              2.83%           2.83%
    30.07%         176,716        89%             --         0.98%            0.98%              3.34%           3.34%
    (2.50%)         65,201        63%             --         1.14%(1)         1.14%(1)           3.41% (1)       3.41%(1)

    (1.13%)    $   240,594        31%       $ 0.0523         1.14%(1)         1.14%(1)          (0.35%)(1)      (0.35%)(1)
    20.05%         220,068        69%         0.0573         1.16%            1.16%             (0.38%)         (0.38%)
    32.56%          90,460        68%             --         1.22%            1.22%             (0.28%)         (0.28%)
     8.40%          28,559       198%             --         1.30%(1)         1.55%(1)           2.59% (1)       2.34%(1)

    11.09%     $   515,359         8%       $ 0.0232         1.26%(1)         1.26%(1)           1.41% (1)       1.41%(1)
    14.17%         402,559        11%         0.0255         1.30%            1.30%              0.84%           0.84%
    11.09%         195,667        17%             --         1.33%            1.33%              1.03%           1.03%
    (3.80%)        108,751        16%             --         1.75%(1)         1.77%(1)           0.45% (1)       0.43%(1)

    (2.56%)    $   125,263        90%            N/A         1.10%(1)         1.10%(1)           4.76% (1)       4.76%(1)
     5.98%          98,235       241%            N/A         1.21%            1.21%              5.02%           5.02%
    11.10%          45,602       325%             --         1.53%            1.53%              6.17%           6.17%
    (3.20%)         15,218       163%             --         1.68%(1)         1.68%(1)           7.03% (1)       7.03%(1)
    ---------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  ----------------------------------------------------------------------------------------------------------------------------
                                             INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS
                                      --------------------------------------            LESS DISTRIBUTIONS
                          NET ASSET      NET                                   -------------------------------------   NET ASSET
                            VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET                     VALUE
               PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END
PORTFOLIO      ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS   OF PERIOD
----------    --------    ---------   ----------   ------------   ----------   ----------   --------   -------------   ----------
Berger
  Capital
  Growth      06/30/97*    $ 14.39      $ 0.01        $ 0.88        $ 0.89       $(0.02)     $(0.13)      $ (0.15)       $15.13
              12/31/96       12.40        0.01          2.01          2.02        (0.03)         --         (0.03)        14.39
              12/31/95        9.97        0.04          2.40          2.44        (0.01)         --         (0.01)        12.40
              12/31/94(8)    10.00        0.01         (0.04)        (0.03)          --          --            --          9.97
Founders
  Passport    06/30/97*    $ 11.63      $ 0.02        $ 0.81        $ 0.83       $(0.08)     $(0.01)      $ (0.09)       $12.37
              12/31/96       10.33        0.09          1.24          1.33        (0.03)         --         (0.03)        11.63
              12/31/95(9)    10.00        0.03          0.30          0.33           --          --            --         10.33
T. Rowe
  Price       06/30/97*    $ 14.47      $ 0.07        $ 0.79        $ 0.86       $(0.07)     $(0.32)      $ (0.39)       $14.94
  Natural     12/31/96       11.11        0.05          3.35          3.40        (0.02)      (0.02)        (0.04)        14.47
  Resources   12/31/95(9)    10.00        0.04          1.07          1.11           --          --            --         11.11

PIMCO
  Limited     06/30/97*    $ 10.81      $ 0.26        $ 0.08        $ 0.34       $(0.56)     $   --       $ (0.56)       $10.59
  Maturity    12/31/96       10.47        0.56         (0.15)         0.41        (0.05)      (0.02)        (0.07)        10.81
  Bond        12/31/95(9)    10.00        0.05          0.42          0.47           --          --            --         10.47

Robertson
  Stephens    06/30/97*    $ 10.99      $(0.02)       $ 1.73        $ 1.71           --          --            --        $12.70
  Value +     12/31/96(10)    10.00      (0.01)         1.00          0.99           --          --            --         10.99
  Growth

AST Janus
  Overseas
  Growth      06/30/97(11)  $ 10.00     $ 0.06        $ 1.56        $ 1.62           --          --            --        $11.62

AST Putnam
  Value
  Growth &
  Income      06/30/97(11)  $ 10.00     $ 0.04        $ 1.38        $ 1.42           --          --            --        $11.42

Twentieth
  Century
  Strategic
  Balanced    06/30/97(11)  $ 10.00     $ 0.05        $ 0.61        $ 0.66           --          --            --        $10.66

Twentieth
  Century
  International
  Growth      06/30/97(11)  $ 10.00     $ 0.02        $ 1.55        $ 1.57           --          --            --        $11.57

T. Rowe
  Price
  Small
  Company
  Value       06/30/97(11)  $ 10.00     $ 0.03        $ 1.35        $ 1.38           --          --            --        $11.38

--------------------------------------------------------------------------------

 * Unaudited.
 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

 (1) Annualized.
 (8) Commenced operations on October 20, 1994.
 (9) Commenced operations on May 2, 1995.
(10) Commenced operations on May 2, 1996.
(11) Commenced operations on January 2, 1997 (unaudited).

See Notes to Financial Statements.

    ---------------------------------------------------------------------------------------------------------------------
                                                                                              RATIOS OF NET INVESTMENT
                                                               RATIOS OF EXPENSES                  INCOME (LOSS)
                                                             TO AVERAGE NET ASSETS             TO AVERAGE NET ASSETS
                                                         ------------------------------    ------------------------------
                    SUPPLEMENTAL DATA                        AFTER           BEFORE            AFTER           BEFORE
    -------------------------------------------------      ADVISORY         ADVISORY         ADVISORY         ADVISORY
              NET ASSETS AT    PORTFOLIO    AVERAGE       FEE WAIVER       FEE WAIVER       FEE WAIVER       FEE WAIVER
    TOTAL     END OF PERIOD    TURNOVER    COMMISSION     AND EXPENSE      AND EXPENSE      AND EXPENSE      AND EXPENSE
    RETURN     (IN 000'S)        RATE      RATE PAID+    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
    ------    -------------    --------    ----------    -------------    -------------    -------------    -------------
     6.29%     $   152,523       158%       $ 0.0605         0.99%(1)         0.99%(1)          0.20%(1)         0.20%(1)
    16.34%         136,247       156%         0.0614         1.01%            1.01%             0.24%            0.24%
    24.42%          45,979        84%             --         1.17%            1.17%             0.70%            0.70%
    (0.30%)          3,030         5%             --         1.25%(1)         1.70%(1)          1.41%(1)         0.97%(1)

     7.14%     $   133,235        29%       $ 0.0108         1.32%(1)         1.32%(1)          0.39%(1)         0.39%(1)
    12.91%         117,643       133%         0.0190         1.36%            1.36%             1.25%            1.25%
     3.30%          28,455         4%             --         1.46%(1)         1.46%(1)          0.94%(1)         0.94%(1)

     6.02%     $   108,557        28%       $ 0.0210         1.17%(1)         1.17%(1)          1.07%(1)         1.07%(1)
    30.74%          88,534        31%         0.0238         1.30%            1.30%             1.08%            1.08%
    11.10%           9,262         2%             --         1.35%(1)         1.80%(1)          1.28%(1)         0.83%(1)

     3.26%     $   261,194        21%            N/A         0.89%(1)         0.89%(1)          5.77%(1)         5.77%(1)
     3.90%         209,013       247%            N/A         0.89%            0.89%             5.69%            5.69%
     4.70%         161,940       205%             --         0.89%(1)         0.89%(1)          4.87%(1)         4.87%(1)

    15.56%     $   140,419        91%       $ 0.0565         1.24%(1)         1.24%(1)         (0.40%)(1)       (0.40%)(1)
     9.90%          48,790        77%         0.0529         1.33%(1)         1.33%(1)         (0.56%)(1)       (0.56%)(1)
    16.20%     $   125,357        22%       $ 0.0207         1.29%(1)         1.29%(1)          2.53%(1)         2.53%(1)

    14.20%     $    56,396        37%       $ 0.0334         1.11%(1)         1.11%(1)          2.03%(1)         2.03%(1)

     6.60%     $    12,804         6%       $ 0.0289         1.25%(1)         1.42%(1)          2.32%(1)         2.15%(1)

    15.70%     $    18,675        54%       $ 0.0072         1.66%(1)         1.66%(1)          1.32%(1)         1.32%(1)

    13.80%     $    63,805         2%       $ 0.0460         1.20%(1)         1.20%(1)          1.20%(1)         1.20%(1)
    ---------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

American Skandia Trust (the "Trust"), was organized under the laws of the Commonwealth of Massachusetts on October 31, 1988, as a "Massachusetts Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company, issuing 23 classes of shares of beneficial interest during 1997:
AST Putnam International Equity Portfolio ("Putnam International"), Lord Abbett Growth and Income Portfolio ("Lord Abbett"), JanCap Growth Portfolio ("JanCap"), AST Money Market Portfolio ("Money Market"), Federated Utility Income Portfolio ("Federated"), AST Putnam Balanced Portfolio ("Putnam Balanced"), Federated High Yield Portfolio ("High Yield"), T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), PIMCO Total Return Bond Portfolio ("PIMCO"), INVESCO Equity Income Portfolio ("INVESCO"), Founders Capital Appreciation Portfolio ("Founders"), T. Rowe Price International Equity Portfolio ("T. Rowe"), T. Rowe Price International Bond Portfolio ("International Bond"), Berger Capital Growth Portfolio ("Berger"), Founders Passport Portfolio ("Passport"), T. Rowe Price Natural Resources Portfolio ("Natural Resources"), PIMCO Limited Maturity Bond Portfolio ("Limited Maturity"), Robertson Stephens Value + Growth Portfolio ("Robertson Stephens"), AST Janus Overseas Growth Portfolio ("Janus Overseas"), AST Putnam Value Growth & Income Portfolio ("Putnam Value"), Twentieth Century Strategic Balanced Portfolio ("TC Balanced"), Twentieth Century International Growth Portfolio ("TC International"), and T. Rowe Price Small Company Value Portfolio ("Small Company") (collectively "the Portfolios").

The following is a summary of the Trust's significant accounting policies:

Security Valuation

All Portfolios, other than Money Market: Securities are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Short-term obligations which mature in sixty days or less are valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis based on the value on such date.

Money Market: Securities are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Foreign Currency Translation and Foreign Currency Exchange Contracts

The Trust's investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments and foreign currency transactions.

A foreign currency exchange contract (FCEC) is a commitment to purchase or sell a specified amount of

--------------------------------------------------------------------------------

foreign currency at the settlement date at a specified rate. FCECs are used to hedge against foreign exchange rate risk arising from a Portfolio's investment or anticipated investment in securities denominated in foreign currencies. Risks may arise upon entering into FCECs from the potential inability of counterparties to meet the terms of their contracts. Also, when utilizing FCECs a Portfolio may give up the opportunity to profit from favorable exchange rate movements during the term of the contract. FCECs are marked-to-market daily at the applicable exchange rates and any gains or losses are recorded as unrealized until the contract settlement date.

Futures Contracts and Options

Certain Portfolios may enter into futures contracts for the delayed delivery of securities, currency, or contracts based upon financial indices, at an agreed upon price and date. Such contracts require an initial deposit, either in cash or securities, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolios, depending on the fluctuations in the value of the underlying instrument, and are recorded as unrealized gains and losses.

Certain Portfolios may write covered call or put options for which premiums are received in cash and are recorded as liabilities, adjusted to reflect the value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.

For both futures and options, risks arise from possible illiquidity, the potential inability of counterparties to meet the terms of their contracts, and from movements in interest or exchange rates or securities values. Futures and options are valued based on their quoted daily settlement prices.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis.

Dividends and Distributions to Shareholders

All Portfolios other than Money Market: Dividends and distributions arising from net investment income and net realized capital gains, if any, are declared and paid annually.

Money Market: Dividends from net investment income are declared daily and paid monthly, and capital gains, if any, are declared and paid annually.

Distributions to shareholders are recorded on their ex-dividend date.

2.  INVESTMENT MANAGEMENT AGREEMENTS,
    INVESTMENT SUB-ADVISORY AGREEMENTS
    AND TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into Investment Management Agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios:
Putnam Investment Management, Inc. for Putnam International, Putnam Balanced, and Putnam Value; Lord, Abbett & Co. for

--------------------------------------------------------------------------------

Lord Abbett; Janus Capital Corporation for JanCap and Janus Overseas; J. P. Morgan Investment Management Inc. for Money Market; Federated Investment Counseling for Federated and High Yield; T. Rowe Price Associates, Inc. for Asset Allocation, Natural Resources, and Small Company; Pacific Investment Management Co. for PIMCO and Limited Maturity; INVESCO Trust Co. for INVESCO; Founders Asset Management, Inc. for Founders and Passport; Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for T. Rowe and International Bond; Berger Associates, Inc. for Berger; Robertson, Stephens & Company Investment Management, L.P. for Robertson Stephens; and American Century Investment Management, Inc. for TC Balanced and TC International. The Investment Manager receives a fee computed daily and paid monthly based on an annual rate of 1.00%, .75%, .90%, .50%, .75%, .75%, .75%, .85%, .65%, .75%, .90%, 1.00%,
 .80%, .75%, 1.00%, .90%, .65%, 1.00%, 1.00%, .75%, .85%, 1.00%, and .90% of the
average daily net assets of the Putnam International, Lord Abbett, JanCap, Money Market, Federated, Putnam Balanced, High Yield, Asset Allocation, PIMCO, INVESCO, Founders, T. Rowe, International Bond, Berger, Passport, Natural Resources, Limited Maturity, Robertson Stephens, Janus Overseas, Putnam Value, TC Balanced, TC International, and Small Company Portfolios, respectively. The fees for Putnam International are at the rate of .85% for average daily net assets in excess of $75 million, for Federated are at the rate of .60% for average daily net assets in excess of $50 million, and for Putnam Balanced are at the rate of .70% for average daily net assets in excess of $300 million. The Investment Manager is currently voluntarily waiving .05% of its fee for Money Market.

The Investment Manager pays each Sub-advisor a fee computed daily and payable monthly based on an annual rate of .65%, .50%, .60%, .25%, .50%, .45%, .50%,
 .50%, .30%, .50%, .65%, .75%, .40%, .55%, .60%, .60%, .30%, .60%, .65%, .45%,
 .50%, .70%, and .60% of the average daily net assets of the Putnam International, Lord Abbett, JanCap, Money Market, Federated, Putnam Balanced, High Yield, Asset Allocation, PIMCO, INVESCO, Founders, T. Rowe, International Bond, Berger, Passport, Natural Resources, Limited Maturity, Robertson Stephens, Janus Overseas, Putnam Value, TC Balanced, TC International, and Small Company Portfolios, respectively. The Sub-advisor for Money Market is currently voluntarily waiving a portion of the fee payable to them by the Investment Manager. The annual rates of the fees payable by the Investment Manager to the Sub-advisors of all Portfolios, other than International Bond, are reduced for Portfolio net assets in excess of specified levels.

The Investment Management Agreement with each Portfolio provides that the Investment Manager will reimburse the Portfolio to prevent its expenses from exceeding a specific percentage limit. During the six months ended June 30, 1997, the Investment Manager reimbursed Money Market and TC Balanced in the amount of $133,483 and $4,638, respectively.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of .10% of each Portfolio's average daily net assets.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the Investment Manager. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or interested Trustees.

3.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold, excluding short-term obligations, during the six months ended June 30, 1997 were ($ in thousands): $259,811 and $250,618 for Putnam International, $263,902 and $152,407 for Lord Abbett, $781,821 and $473,482 for JanCap, $38,811 and $39,291

--------------------------------------------------------------------------------

for Federated, $218,628 and $225,958 for Putnam Balanced, $123,436 and $33,686 for High Yield, $30,492 and $6,073 for Asset Allocation, $679,417 and $723,648 for PIMCO, $233,997 and $145,324 for INVESCO, $79,083 and $60,828 for Founders, $89,845 and $33,375 for T. Rowe, $98,436 and $84,444 for International Bond, $203,661 and $200,420 for Berger, $47,750 and $31,586 for Passport, $35,366 and
$24,971 for Natural Resources, $81,962 and $40,823 for Limited Maturity, $159,247 and $78,761 for Robertson Stephens, $106,081 and $11,185 for Janus Overseas, $61,792 and $9,163 for Putnam Value, $11,545 and $1,811 for TC Balanced, $20,220 and $3,426 for TC International, and $54,380 and $723 for Small Company, respectively.

4.  TAX MATTERS

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable income, as well as any net realized gains, to its shareholders. Therefore, no federal income or excise tax provision has been made. Foreign taxes have been provided for on dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

Tax Cost of Investments

At June 30, 1997, the net unrealized appreciation or depreciation based on the cost of investments for federal income tax purposes was as follows ($ in thousands):

                           TAX          GROSS          GROSS       NET UNREALIZED
                         COST OF      UNREALIZED     UNREALIZED     APPRECIATION
                       INVESTMENTS   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                       -----------   ------------   ------------   --------------
Putnam
 International........  $ 346,051      $ 60,075       $ (2,495)       $ 57,580
Lord Abbett...........    584,049       140,075         (1,308)        138,767
JanCap................    981,656       321,357         (9,594)        311,763
Money Market..........    668,239            --             --              --
Federated.............    112,475        17,219         (1,059)         16,160
Putnam Balanced.......    299,953        29,009         (1,894)         27,115
High Yield............    298,963        13,025         (1,397)         11,628
Asset Allocation......    141,617        26,042         (1,519)         24,523
PIMCO.................    535,843         5,349           (793)          4,556
INVESCO...............    398,516        77,555         (2,745)         74,810
Founders..............    199,095        51,065         (7,967)         43,098
T. Rowe...............    402,936        98,130        (12,635)         85,495
International Bond....    101,709         1,925         (2,708)           (783)
Berger................    140,082        15,045         (2,698)         12,347
Passport..............    119,261        19,995         (4,090)         15,905
Natural Resources.....     99,447        13,998         (4,604)          9,394
Limited Maturity......    261,130         1,395         (1,838)           (443)
Robertson Stephens....    124,351        17,738         (1,624)         16,114
Janus Overseas........    123,400         9,463         (1,687)          7,776
Putnam Value..........     54,324         3,025           (457)          2,568
TC Balanced...........     12,296           821            (70)            751
TC International......     17,306         1,183           (145)          1,038
Small Company.........     62,678         6,441           (538)          5,903

Capital Loss Carryforwards

At December 31, 1996, for federal income tax purposes, capital loss carryforwards ($ in thousands) which may be applied against future net taxable realized gains of each succeeding year until the earlier of utilization or expiration in 2004 were: $3,901 for PIMCO, $521 for Founders, $1,177 for Limited Maturity, and $8 for Robertson Stephens.

--------------------------------------------------------------------------------

Reporting of Distributions

The Trust distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Other financial statement reclassifications, due to permanent differences between book and tax accounting, had no effect on the net assets or net asset value per share.

5.  WRITTEN OPTION TRANSACTIONS

Written option transactions entered into during the six months ended June 30, 1997 are summarized as follows ($ in thousands):

                                    PIMCO                LIMITED MATURITY
                           -----------------------    -----------------------
                              NUMBER                     NUMBER
                           OF CONTRACTS    PREMIUM    OF CONTRACTS    PREMIUM
                           ------------    -------    ------------    -------
Balance at beginning of
 period..................        962        $ 669          143          $44
Written..................        750          495           --           --
Expired..................     (1,362)        (873)         143           44
Exercised................         --           --           --
Closing buys.............         --           --           --           --
                               -----       ------        -----        -----
Balance at end of
 period..................        350        $ 291           --          $--
                               =====       ======        =====        =====

At June 30, 1997, PIMCO and Limited Maturity had sufficient cash and/or securities at least equal to the value of written options.